As filed with the Securities and Exchange Commission on February 23, 2016

1933 Act Registration No. 033-05609

1940 Act Registration No. 811-03996

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
POST-EFFECTIVE AMENDMENT NO. 43	☒

AND/OR

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
AMENDMENT NO. 45	☒

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

(Exact Name of Registrant)

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

(Name of Depositor)

320 Park Avenue New York, New York 10022-6839

(Address of Depositor’s Principal Executive Office) (Zip Code)

Depositor’s Telephone Number, including Area Code: (212) 224-1600

Amy Latkin

Vice President and Assistant General Counsel

Mutual of America Life Insurance Company 320 Park Avenue

New York, New York 10022-6839

(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the Registration Statement.

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b) of Rule 485.
☐	on May 1, 2016 pursuant to paragraph (b) of Rule 485.
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485.
☒	on May 1, 2016 pursuant to paragraph (a)(1) of Rule 485.

Title of Securities Being Registered:

Units of Interest in Separate Accounts under Variable Annuity Contracts

CROSS-REFERENCE SHEET

(File No. 33-5609, Section 457 Contracts)

Form N-4	Item	Prospectus Caption

PART A

1.	Cover Page	Cover Page

2.	Definitions	Definitions We Use in this Prospectus

3.	Synopsis	Table of Annual Expenses

4.	Condensed Financial Information	Appendix A: Unit Value Information for the Separate Account Funds; Performance Information for the Separate Account Funds

5.	General Description of Registrant, Depositor, and Portfolio Companies	About Mutual of America and the Separate Account; Underlying Funds in which Our Separate Account Invests; Your Voting Rights for Meetings of the Underlying Funds; Administrative Matters

6.	Deductions	Table of Annual Expenses; Charges You Will Pay

7.	General Description of Variable Annuity Contracts	Purchase of a Contract and Deferred Compensation Amounts; Your Account Balance in the Separate Account Funds; Our General Account; Where to Contact Us and Give Us Instructions

8.	Annuity Period	Account Balance Applied for Annuity Payments

9.	Death Benefit	Our Payment of Account Balance to You or a Beneficiary—Death Benefit during the Accumulation Period

10.	Purchases and Contract Value	Purchase of a Contract and Deferred Compensation Amounts; Your Account Balance in the Separate Account Funds; Our General Account

11.	Redemptions	Your Account Balance in the Separate Account Funds; Our Payment of Account Balance to You or a Beneficiary; Where to Contact Us and Give Us Instructions

12.	Taxes	Federal Tax Information

13.	Legal Proceedings	Legal Proceedings

14.	Table of Contents of the Statement of Additional Information	Our Statement of Additional Information

Statement of Additional Information Caption

PART B

15.	Cover Page	Cover Page

16.	Table of Contents	Table of Contents

17.	General Information and History	N/A

18.	Services	N/A

19.	Purchase of Securities Being Offered	Distribution of the Contracts

20.	Underwriters	Distribution of the Contracts

21.	Calculation of Performance Data	Yield and Performance Information

22.	Annuity Payments	N/A

23.	Financial Statements	Financial Statements

PROSPECTUS

457 CONTRACTS—

VARIABLE ACCUMULATION ANNUITY CONTRACTS

FOR SECTION 457 PLANS

Issued By

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

320 Park Avenue, New York, New York 10022-6839

Through its

SEPARATE ACCOUNT NO. 2

The Contracts—We offer group variable accumulation annuity contracts (“Contracts”) to fund certain deferred compensation plans that meet the requirements of Section 457(b) of the Code (“Plans”). The Contracts are only available to employers who sponsor a Plan and not to individuals. “Employer” generally refers to the employer sponsoring the Plan in which you are participating. The Contract is issued to the Employer sponsoring the Plan, to the Employer’s agent for purposes of administering its Plan or to the trustee of the Plan, and the entity to which the Contract is issued is referred to in this Prospectus as “Contractholder”.

A Participant or you means an employee who is participating in an employer’s Plan. Your Deferred Compensation Amounts are:

•	amounts the Contractholder (or your employer) contributes on your behalf from salary that you have elected to defer, within the limits of Section 457 and the Plan, and

•	if a Plan permits, amounts your employer contributes on your behalf that are in addition to the salary you have deferred.

A Contract can help you accumulate funds for retirement and other long-term financial needs. You may apply your Account Value for retirement benefits at a future date, in the manner your Plan permits.

Investment Alternatives for Your Account Value—You may allocate your Account Value to any of the Funds of Mutual of America Separate Account No. 2 or to our General Account. You may transfer all or any part of your Account Value among the available Investment Alternatives at any time, without charge. The Separate Account Funds currently invest in these funds or portfolios of mutual funds (“Underlying Funds”), which will have varying investment returns and performance:

•	Mutual of America Investment Corporation (“Investment Company”): Equity Index, All America, Small Cap Value, Small Cap Growth, Mid Cap Value, Mid-Cap Equity Index, Composite, International, Money Market, Mid-Term Bond, Bond, Conservative Allocation, Moderate Allocation, Aggressive Allocation (together, these three Funds may be referred to as the “Allocation Funds”), Retirement Income, 2010 Retirement, 2015 Retirement, 2020 Retirement, 2025 Retirement, 2030 Retirement, 2035 Retirement, 2040 Retirement, 2045 Retirement, 2050 Retirement, and 2055 Retirement Funds (together, these eleven Funds may be referred to as the “Retirement Funds”);

•	Fidelity® Variable Insurance Products (“Fidelity VIP”) Funds: Equity-Income, Asset Manager, Contrafund® and Mid Cap Portfolios;

•	Vanguard Variable Insurance Fund: Diversified Value Portfolio, International Portfolio and REIT Index Portfolio;

•	American Century Variable Portfolios, Inc.: American Century VP Capital Appreciation Fund;

•	American Funds Insurance Series: New World Fund;

•	Calvert VP: SRI Balanced Portfolio.

•	Deutsche Variable Series I: Capital Growth VIP;

•	OppenheimerFunds: Oppenheimer Main Street Fund®/VA;

•	PIMCO Variable Insurance Trust: Real Return Portfolio; and

•	T. Rowe Price: Blue Chip Growth Portfolio;

We do not guarantee the investment performance of any Separate Account Fund. You have the entire investment risk, including the risk of a decline in value, for amounts you allocate to a Separate Account Fund.

We pay a fixed rate of interest on your Account Value in our General Account, and we change the rate from time to time. This Prospectus describes the Separate Account Fund Investment Alternatives, but there is a brief description of the General Account under “Our General Account.”

Statement of Additional Information—You may obtain at no charge a Statement of Additional Information (“SAI”), dated the same date as this Prospectus, with additional information about the Contracts and the Separate Account by writing to us at the address at the top of this page or by calling 1-800-468-3785. We have filed the SAI with the Securities and Exchange Commission (“SEC”) and it is incorporated into this Prospectus by reference. The table of contents for the SAI is at the end of this Prospectus for your review. The SEC maintains a website (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding registrants that file electronically with the SEC.

Prospectuses—Employers should read this Prospectus carefully before purchasing a Contract and you should read this Prospectus carefully before electing to become a Participant, and you should keep it for future reference. This Prospectus is not valid unless the summary prospectuses of the Underlying Funds, which you also should read, are distributed with it. We distribute the summary prospectuses for the Underlying Funds with this Prospectus, and you should read them for complete information on the Underlying Funds. If you cannot locate the summary prospectuses of the Underlying Funds, which are bound together with this Prospectus, please write to us at the address at the top of this page or call 1-800-468-3785 to request them.

•	Capitalized terms not otherwise defined in the text are described in the section captioned “Definitions We Use in this Prospectus,” and throughout the Prospectus.

The SEC has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Dated: May 1, 2016

This Prospectus does not offer the Contracts in any jurisdiction where we may not lawfully offer them for sale. We have not authorized any person to give any information or make any representations about the Contracts or this offering other than as in this Prospectus. If you receive unauthorized information or representations, you must not rely on them in making your purchase decision.

DEFINITIONS WE USE IN THIS PROSPECTUS

Account Value—The value of a Participant’s Accumulation Units in the Separate Account Funds plus the value of amounts held in the General Account for the Participant, during the Accumulation Period. As used in this Prospectus, the term “Account Value” may mean all or any part of your total Account Value.

Accumulation Period—For a Participant, the period under a Contract when Deferred Compensation Amounts are made on behalf of a Participant. The Accumulation Period ends at the Annuity Commencement Date, or the date the Participant withdraws the Account Value in full before the Annuity Commencement Date.

Accumulation Unit—A measure we use to calculate the value of a Participant’s interest in each of the Funds of the Separate Account. Each Fund has its own Accumulation Unit value.

Allocation Funds—the Investment Company Conservative Allocation Fund, Moderation Allocation Fund and Aggressive Allocation Fund.

Annuitant—A person who is receiving Annuity Payments or who will receive Annuity Payments after the Annuity Commencement Date, if the Plan permits Annuity Payments. A Participant must be the Annuitant under a Contract, and a Beneficiary who has elected to receive a death benefit in the form of an annuity may be the Annuitant or name another person as the Annuitant. You or a Beneficiary also may name a joint Annuitant. We use the life expectancy of the Annuitant(s) as a factor in determining the amount of monthly Annuity Payments for annuities with a life contingency.

Annuity Commencement Date—The date Annuity Payments become payable under a Contract or become payable as the death benefit for a Beneficiary. You (or the Beneficiary entitled to a death benefit) select the Annuity Commencement Date, or the Annuity Commencement Date may be imposed under federal tax law provisions in certain circumstances. On the Annuity Commencement Date, your Account Value is applied to provide Annuity Payments. Annuity Commencement Date is sometimes referred to as “Benefit Commencement Date” in a Contract.

Annuity Payments—A series of equal monthly payments from us to an Annuitant. The amount of the Annuity Payment will depend on your Account Value on the Annuity Commencement Date and the form of annuity selected. The Annuity Payments may be for the Annuitant’s life, for a minimum period of time, for the joint lifetime of the Annuitant and the joint Annuitant, or for such other specified period as we may permit.

Beneficiary(ies) —The person(s) named by a Participant to receive (1) during the Accumulation Period, the death benefit under the Contract if the Participant dies, or (2) after the Annuity Commencement Date, any remaining Annuity Payments (or their commuted value) if the Annuitant dies and the joint Annuitant, if any, dies.

Business Day—Any day on which the Company is open for business and the New York Stock Exchange is open for trading. The Business Day shall end as of the close of trading of the New York Stock Exchange (normally 4:00 p.m. Eastern Time).

Code—The Internal Revenue Code of 1986, as amended. Depending on the context, the term Code includes the regulations adopted by the Internal Revenue Service for the Code section being discussed.

Complete Order—An order is considered to be complete when all of the requirements for the completion of a transaction have been met. This includes receipt by the Company of all information, remittances and notices necessary to process the given transaction. The Company will inform you of the documents required for your transaction.

Contract(s)—One (or more) of the group variable accumulation annuity contracts described in this Prospectus.

Contractholder—For purposes of this Prospectus, the Contractholder will be a Governmental Unit to which we have issued a Contract, its agent or its trustee of a trust established under a Plan.

Deferred Compensation Amounts (or Amounts)—Amounts deferred from a Participant’s compensation under a Plan and sent to us on the Participant’s behalf and amounts the Contractholder or employer sends on behalf of the Participant in addition to the Participant’s deferrals of salary.

Designated Roth Account—An account maintained for Designated Roth Contributions and earnings (or losses) attributable to Designated Roth Contributions. This term, depending on the context in which it is used, includes Designated Roth Rollover Accounts.

Designated Roth Contributions—Deferred Compensation Amounts irrevocably designated as Designated Roth Contributions described in Section 402A of the Code.

Designated Roth Rollover Account—An account maintained for rollover Designated Roth Contributions and earnings (or losses) attributable to rollover Designated Roth Contributions.

eDocuments—A feature that offers Participants a way to electronically receive communications and reports, such as quarterly statements, prospectuses, and underlying fund and separate account annual and semi-annual reports. When such documents are available, an email notice is sent to the eDocuments subscriber informing him or her of such availability on the secure “My Account” website maintained by the Company. Participants enroll by consenting to receive through eDocuments all of the documents that we deliver electronically, and are provided instructions on revocation of the consent, including the ability to revoke it immediately by calling a specified toll-free number. Revocation of consent applies to all documents provided through the eDocuments program.

Employee Contribution Account—An account maintained for Deferred Compensation Amounts that are employee contributions, other than Designated Roth Contributions, and earnings (or losses) attributable to such Deferred Compensation Amounts.

Employer—A Governmental Unit or other organization exempt from federal income taxation under the Code (except a church, as defined in the Code) that established a Plan. This term is not always capitalized.

Employer Contribution Account—An account maintained for Deferred Compensation Amounts that are Employer contributions, and earnings (or losses) attributable to such Deferred Compensation Amounts.

ERISA—The Employee Retirement Income Security Act of 1974, as amended.

Fidelity VIP Funds—The Equity-Income, Asset Manager, Contrafund® and Mid Cap Portfolios of Fidelity® Variable Insurance Products Funds.

Fund (or Separate Account Fund)—One of the subaccounts of the Separate Account. Each Fund is named for the Underlying Fund in which it invests.

General Account (or Interest Accumulation Account)—Assets we own that are not in a separate account, but rather are held as part of our general assets. We sometimes refer to the General Account as the Interest Accumulation Account, because amounts you allocate to the General Account earn interest at a fixed rate that we change from time to time.

Governmental Unit—A state, a political subdivision of a state, an agency or instrumentality of a state, or an agency or instrumentality of a political subdivision of a state.

Hotline Plus—Mutual of America Life Insurance Company’s online internet-based administration system that allows employers who log on to a secure website to perform many administrative tasks, such as enrolling new employees in their Plan, removing employees who are no longer participating in that Plan, making contributions, conducting non-discrimination testing, checking Plan balances and employee records and other functions.

International Funds—the Investment Company International Fund, American Funds Insurance Series New World Fund, and Vanguard Variable Insurance Fund International Portfolio.

Investment Alternatives—The General Account and the Funds of the Separate Account. You may allocate your Deferred Compensation Amounts and transfer your Account Value among the Investment Alternatives, subject to any limitations under your Plan.

Investment Company—Mutual of America Investment Corporation, the funds of which are Underlying Funds of the Separate Account.

Participant—An employee or former employee who has entered into a salary reduction agreement with a Contractholder and for whom we have received Deferred Compensation Amounts under a Plan. The agreement must specify the amount of earnings to be considered a Deferred Compensation Amount under the Plan.

Plan—An eligible deferred compensation plan meeting the requirements of Section 457(b) of the Code.

Reduced Fee—The reduction in administrative charge, distribution expense charge and expense risk charge that apply to participants in plans that are eligible for such reduction as set forth in footnote 2 to the TABLES OF ANNUAL EXPENSES on page 4 and Charges You or Your Employer Will Pay.

Rollover Contributions Account—An account maintained for rollover Contributions other than Designated Roth Contributions (or rollover Designated Roth Contributions) and earnings (or losses) attributable to such Contributions.

Separate Account—Mutual of America Separate Account No. 2, a separate account established by us to receive and invest amounts contributed under variable accumulation annuity contracts and other variable contracts. The assets of the Separate Account are set aside and kept separate from our other assets.

Separate Account Fund—See definition of “Fund,” above.

Retirement Funds—The Investment Company Retirement Income, 2010 Retirement, 2015 Retirement, 2020 Retirement, 2025 Retirement, 2030 Retirement, 2035 Retirement, 2040 Retirement, 2045 Retirement, 2050 Retirement and 2055 Retirement Funds.

Underlying Funds—The funds or portfolios in which the Separate Account Funds are invested.

Valuation Day—Each day that the New York Stock Exchange is open for trading, ending at the close of the New York Stock Exchange that day.

Valuation Period—A period beginning immediately after the end of a Valuation Day and ending on the close of the next Valuation Day. Values of Accumulation Units for a Valuation Period are determined as of the end of the Valuation Day which occurs during the Valuation Period.

Waived Annual Contract Fee—The waiver of the Annual Contract Fee applicable to plans that meet the other criteria set forth in footnote 1 to the TABLES OF ANNUAL EXPENSES on page 4 of this Prospectus or Participants who agree to use eDocuments.

We, us, our, Mutual of America—Refer to Mutual of America Life Insurance Company.

You, your—Refer to a Participant.

TABLES OF ANNUAL EXPENSES

The following tables describe the fees and expenses that you will pay upon becoming a Participant, while you are a Participant, and upon transfer or surrender of your Account Value. State premium taxes may also be deducted, but we do not currently deduct them. State premium taxes vary and currently are up to 3.5%.

I.	The first table describes fees and expenses you will pay when you become a Participant, when you surrender your Contract or participation interest or when you transfer your Account Value among Investment Alternatives.

	Maximum	Current
Participant Transaction Expenses
Sales Load on Purchases	0%	0%
Deferred Sales Load	0%	0%
Surrender Fees	0%	0%
Exchange Fees	0%	0%

II.	The next table describes the fees and expenses you will pay periodically during the time that you are a Participant, not including Underlying Fund fees and expenses.

	Maximum		Standard		Reduced Tier 1 Fees (2)		Reduced Tier 2 Fees (2)		Reduced Tier 3 Fees (2)
Annual Contract Fee	$24		$24	(1)	$24	(1)	$24	(1)	$24	(1)
Separate Account Annual Expenses (as a percentage of average net assets)
Expense Risk Fee	up to 2.00	%(4)	.20%		.15%		.15%		.20%
Administrative Charges	up to 2.00	%(4)	.50%		.10	%(2)	.15	%(2)	.20	%(2)
Distribution Expense Charge	up to 2.00	%(4)	.50%		.10	%(2)	.15	%(2)	.20	%(2)

Total Separate Account Annual Expenses	2.00%		1.20	%(3)	.35	%(2)(3)	.45	%(2)(3)	.60	%(2)(3)

(1)	Annual Contract Fee: Waiver. The Annual Contract Fee of $24.00 is charged at a rate of $2 per month. When referring to the monthly installment of the Annual Contract Fee we use the term “Monthly Participant Charge.” Unless you use eDocuments, a feature that offers Participants a way to electronically receive communications and reports (See “Definitions we use in this Prospectus” for a description of eDocuments) you pay the lesser of a monthly amount of $2.00, or 1/12 of 1.00% of your Account Value. If you have a Designated Roth Account, the fee will be deducted from your contributions and earnings portions of such account on a pro rata basis. An employer may elect to pay your monthly charges, in which case we do not deduct the Monthly Participant Charge. We currently do not impose this charge each month if you meet the conditions listed in “Charges You or Your Employer Will Pay—Monthly Participant Charge.”

(2)	Reduced Fees. Plans may become eligible for the Tier 1 Reduced Fee, Tier 2 Reduced Fee and Tier 3 Reduced Fee if they have minimum amounts of assets in the Separate Account ($20 million for the Tier 1 Reduced Fee, $5 million for the Tier 2 Reduced Fee and $2 million for the Tier 3 Reduced Fee) and satisfy the other criteria specified in “Charges You or Your Employer Will Pay” and “Charges Under the Contracts.”
(3)	Adviser Reimbursements. All Contracts with assets invested in the American Century VP Capital Appreciation Fund, PIMCO Variable Insurance Trust Real Return Portfolio, Fidelity VIP Funds and T. Rowe Price Blue Chip Growth Portfolio qualify for a reduction in the Separate Account fees they pay with respect to the assets invested in such funds equal to reimbursements we receive from service providers to those funds. For more information see “Charges You or Your Employer Will Pay” and “Charges under the Contracts.”
(4)	Expense Risk Fee, Administrative Charges and Distribution Expense Charge may not exceed 2.00% in the aggregate.

III.	Underlying Fund Expenses. This table shows the minimum and maximum total operating expenses charged by the Underlying Funds that you may pay during the time that you are a Participant. (Underlying Fund expenses may vary from year to year.) These are based on the actual charges incurred by the Underlying Funds during 2015 before any expense reimbursements. You should refer to the summary prospectus of each Underlying Fund for more details concerning the Underlying Fund’s fees and expenses.

	Maximum		Minimum
Total Annual Underlying Fund Operating Expenses (expenses deducted from Underlying Fund assets, including management fees and other expenses, as a percentage of average net assets)	[1.00	]%	[.17	]%

Example

The Example below is intended to help you compare the cost of being a Participant with the cost of investing in other variable annuity contracts if we were to raise our current fees and expenses to the maximum amounts. These costs include Participant transaction expenses, Contract fees, Separate Account annual expenses and Underlying Fund fees and expenses. The Example assumes that you invest $10,000 under a Contract for the time periods indicated and that your investment has a 5% annual rate of return each year.

We do not impose a surrender charge when you make a withdrawal of Account Value. As a result, the expenses would be the same whether or not you surrender the Account Value, or apply the Account Value for the purchase of an annuity (annuitize), at the end of the applicable time period.

Example Based on Maximum Costs. This Example assumes the maximum fees and expenses of the Underlying Funds during 2015, with the maximum Annual Contract Fee and the maximum Separate Account Annual Expenses shown in the Table of Expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year			3 Years			5 Years			10 Years
Maximum(1)	$	[314	]	$	[989	]	$	[1,733	]	$	[3,945	]

(1)	Assumed Annual Contract Fee of $[6.10] per $10,000 of Separate Account value and an average account value of $[39,346].

Accumulation Unit Values for the Separate Account Funds

For information about the Accumulation Unit values of each of the Separate Account Funds over a period of time, please see Appendix A to this Prospectus. The Unit values reflect the investment performance and expenses of the Underlying Funds and the charges we assess on the assets of the Separate Account Funds. You may obtain a copy of the Separate Account’s most recent annual financial statements by calling us at 1-800-468-3785.

SUMMARY OF INFORMATION IN THIS PROSPECTUS

The discussion below is a summary of information in the Prospectus. The references in the Summary direct you to particular sections in the Prospectus where you will find more detailed explanations. This Prospectus describes all of the Contracts, and their material features and benefits, and your rights and obligations under such Contracts.

Contract Offered

We offer group annuity accumulation contracts for use with certain eligible deferred compensation plans that employers have established pursuant to Section 457 of the Code. We issue a Contract to a Contractholder, which owns the Contract. In the past we issued contracts to eligible employers as defined under Section 457, including tax exempt organizations and trustees of plans adopted by those organizations. Currently, we only issue contracts to Contractholders that are states, political subdivisions of a state, and any agency or instrumentality of a state or political subdivision of a state (“Governmental Units”), and trustees of Plans adopted by Governmental Units.

Amounts that you and other Participants accumulate under a Contract, as well as other assets of the Plan, belong to the Contractholder. Plans of Governmental Units must provide that all assets will be held for the exclusive benefit of Participants in a trust or in a custodial account or group annuity contract that are treated as trusts under Section 457 of the Code. This requirement does not apply to a Plan maintained by an organization exempt from taxation under the Code that is not a Governmental Unit, which Plans must provide that assets of the Plan are subject to claims of the employer’s general creditors.

You may obtain federal income tax benefits provided under Section 457 of the Code for your Deferred Compensation Amounts. Section 457 permits you to defer the recognition of income, other than for Designated Roth Contributions, if certain requirements are met. Refer to “Federal Tax Information.”

Deferred Compensation Amounts

You may defer compensation in whatever amounts and at whatever frequency you desire, subject to limitations under the Code and your Plan. You ordinarily contribute Deferred Compensation Amounts through a voluntary salary reduction arrangement, and such Deferred Compensation amounts are “pre-tax.” If permitted by your Employer’s Plan, you may also make Designated Roth Contributions. Such Deferred Compensation Amounts are made “after-tax.” If certain rules under the Code are satisfied, distributions of Designated Roth Contributions and any earnings thereon, will be tax-free. If your Plan permits, your employer also may send us Deferred Compensation Amounts for you that are in addition to the salary you have deferred. A Plan, the Code or state or local law may require a Contractholder to send the Amounts within a certain time period. Refer to “Purchase of a Contract and Deferred Compensation Amounts.”

A Plan may provide that you must pay certain Plan expenses, such as accounting, legal or consulting fees or expenses of a Deferred Compensation committee or administrative board. The Contractholders may deduct those expenses before sending Deferred Compensation Amounts to us.

Investment Alternatives for Your Account Value

You may allocate your Account Value among the Investment Alternatives (unless your Plan restricts use of any Investment Alternative). You may change your allocation instructions at any time for future Deferred Compensation Amounts, and you may transfer all or part of your Account Value among the available Investment Alternatives at any time. See, “How to Make Allocation Changes, Transfers & Withdrawals.”

The General Account. We pay interest on the portion of your Account Value you allocate to our General Account, at an effective annual yield equal to or greater than the minimum rate, if any set forth in your Contract. In our discretion, we change the current rate of interest from time to time. We have the full investment risk for amounts you allocate to the General Account, which is sometimes referred to as the “Interest Accumulation Account.” This Prospectus serves as a disclosure document for the Separate Account Investment Alternatives under the Contracts. You may refer to “Our General Account” for a brief description of the General Account.

The Separate Account. The Separate Account has Funds, or sub-accounts. The name of each Fund corresponds to the name of its Underlying Fund. When you allocate Deferred Compensation Amounts or transfer your Account Value to a Separate Account Fund, the Fund purchases shares in its Underlying Fund. A Separate Account Fund is called a “variable option,” because you have the investment risk that your Account Value in the Fund will increase or decrease based on the investment performance of the Underlying Fund.

Underlying Funds

The Separate Account Funds currently invest in thirty-eight Underlying Funds which have different investment objectives, investment policies and risks. You should refer to “Underlying Funds in which Our Separate Account Invests” for more information about the Underlying Funds’ investment objectives, and to the prospectuses of the Underlying Funds that are distributed with this Prospectus.

Charges under the Contracts

We deduct several charges from the net assets of each Separate Account Fund. Refer to “Charges You or Your Employer Will Pay.” Plans with assets in the Separate Account are eligible for the Tier 1 Reduced Fee ($20 million in assets), the Tier 2 Reduced Fee ($5 million in assets), or the Tier 3 Reduced Fee ($2 million in assets) as discussed in more detail below and in “Charges You or Your Employer Will Pay.” In addition, all Contracts with assets invested in the American Century VP Asset Appreciation Fund, PIMCO Variable Insurance Trust Real Return Portfolio, the Fidelity VIP Funds and T. Rowe Price Blue Chip Growth Portfolio, without any requirement that they have a minimum amount of assets in the Separate Account, qualify for a reduction in the Annual Separate Account Expenses equal to the reimbursements we receive from service providers to those funds, as is discussed in more detail below and in “Charges You or Your Employer Will Pay.”

Together, these charges are referred to as the Total Separate Account Annual Expenses. The Total Separate Account Annual Expenses are:

Standard Fees and Maximum Fees:

The standard Separate Account charges, totaling 1.20%, subject to reduction as noted below for assets in the American Century VP Capital Appreciation Fund, PIMCO Variable Insurance Trust Real Return Portfolio, Fidelity VP Funds and T. Rowe Price Blue Chip Growth Portfolio, include:

•	An administrative expense charge at an annual rate of 0.50%;

•	A charge at an annual rate of 0.50% for expenses related to the distribution of the Contracts; and

•	A charge at an annual rate of 0.20% for assuming certain expense risks under the Contracts.

The administrative expense charge and the distribution expense charge are reduced by reimbursements from certain fund advisers. See “Charges You or Your Employer Will Pay”.

The maximum Separate Account charges that may be charged under the Contracts are 2.00%. Each of the administrative expense charge, the distribution expense charge and the expense risk charge may be increased, but only to an aggregate of 2.00% for all such charges.

Reduced Fees

Tier 1 Reduced Fees. The standard Annual Separate Account Expense is 1.20% and the Tier 1 Reduced Fee is 0.35% for Plans remitting Contributions and using Hotline Plus, and the Plan has assets in the Separate Account of at least $20 million. For more important details about eligibility for Tier 1 Reduced Fees, loss of eligibility for Tier 1 Reduced Fees and the effect of the Tier 1 Reduced Fees on fees for assets invested in the American Century VP Capital Appreciation Fund, PIMCO Variable Insurance Trust Real Return Portfolio, Fidelity VIP Funds and T. Rowe Price Blue Chip Growth Portfolio, see Charges You or Your Employer Will Pay.

Tier 2 Reduced Fees. The standard Annual Separate Account Expense is 1.20% and the Tier 2 Reduced Fee is 0.45% for Plans remitting Contributions and using Hotline Plus, and the Plan has assets in the Separate Account of at least $5 million. For more important details about eligibility for Tier 2 Reduced Fees, loss of eligibility for Tier 2 Reduced Fees and the effect of the Tier 2 Reduced Fees on fees for assets invested in the American Century VP Capital Appreciation Fund, PIMCO Variable Insurance Trust Real Return Portfolio, Fidelity VIP Funds and T. Rowe Price Blue Chip Growth Portfolio, see Charges You or Your Employer Will Pay.

Tier 3 Reduced Fees. The standard Annual Separate Account Expense is 1.20%, and the Tier 3 Reduced Fee is 0.60% for Plans remitting Contributions and using Hotline Plus and the Plan has assets in the Separate Account of at least $2 million. For more important details about eligibility for Tier 3 Reduced Fees, loss of eligibility for Tier 3 Reduced Fees and the effect of the Tier 3 Reduced Fees on fees for assets invested in the American Century VP Capital Appreciation Fund, PIMCO Variable Insurance Trust Real Return Portfolio, Fidelity VIP Funds and T. Rowe Price Blue Chip Growth Portfolio, see Charges You or Your Employer Will Pay.

Aggregation Rule. Any entity affiliated with an Employer that is participating in the Employer’s Plan, will be eligible for the Tier 1 Reduced Fees, Tier 2 Reduced Fees or Tier 3 Reduced Fees provided that the aggregated Separate Account assets of the Employer and the affiliated entities in the Employer’s Plan meet the eligibility criteria for the Tier 1 Reduced Fees, Tier 2 Reduced Fees or Tier 3 Reduced Fees and the Employer’s Plan is remitting premiums using Hotline Plus. For purposes of determining total Separate Account assets for eligibility of a Governmental Unit for Tier 1 Reduced Fees, Tier 2 Reduced Fees and Tier 3 Reduced Fees, the value of the assets in the Separate Account under the Contract will be aggregated with the value of the assets in any of our separate accounts under a separate contract we have issued to the same Governmental Unit to fund a plan that meets the requirements of Section 401(a) of the Code.

Annual Contract Fees. We also deduct from your Account Value an Annual Contract Fee on a monthly basis. The monthly charge is $2.00 if you have an Account Value of $2,400 or more at the end of the month, or 1/12 of 1% of the Account Value if your Account Value at the end of the month is less than $2,400 at the end of the month (which will be less than $2.00). We do not impose the Annual Contract Fee on a monthly basis for any month that your Account Value at the end of the month is less than $300.

•	Waiver of Contract Fee for eDocuments Participants. We offer eDocuments, a feature that offers Participants a way to electronically receive communications and reports (see “Definitions we use in this Prospectus” for a definition of eDocuments). We do not impose the Annual Contract Fee on a monthly basis if you elect to use eDocuments. If you subsequently discontinue using eDocuments, we will reimpose the Annual Contract Fee on a monthly basis.

•	Waiver of Contract Fee for Certain Plans. We do not impose the Annual Contract Fee on a monthly basis for any month in which a Plan has at least $15 million in Contract assets as of the last day of the month and is using our Hotline Plus system. For purposes of meeting the $15 million threshold to qualify for this waiver, certain affiliated plans are aggregated.

Expenses of the Underlying Funds. A Separate Account Fund’s value is based on the shares it owns of the Underlying Fund. As a result, the investment management fees and other expenses the Underlying Funds pay will impact the value of the Separate Account Funds. You should refer to the prospectuses of the Underlying Funds for a complete description of their expenses and deductions from net assets.

Employer Charges. We charge an Employer a monthly charge for each active Participant. The charge is $4.00 for each of the first 50 Participants; $2.00 for each of the next 50 Participants; $1.00 for each of the next 100 Participants; and no charge for Participants in excess of 200. We waive the charge for an Employer for each month in which its total Contract assets exceed $1 million and the Employer is remitting Contributions and is using our Hotline Plus system as of the last day of the month. Certain approved national and affiliated Plans are aggregated for purposes of the $1 million total.

We provide varying levels of Plan-related administrative services to Employers that have adopted 457 Plans and charge such Employers sponsoring 457 Plans a monthly fee subject to a waiver, if applicable. The fees charged to Employers for such administrative services will vary based on the service model selected by the Employer. The specific services and all applicable charges will be set forth in notices to Employers.

Transfers and Withdrawals of Account Value

During the Accumulation Period, you may transfer all or a portion of your Account Value among the Investment Alternatives. Refer to “Our Payment of Account Value to You or a Beneficiary—Your Right to Transfer Among Investment Alternatives”.

Unless your Plan has different provisions, you may withdraw all or any portion of your Account Value when

•	your employment with the Contractholder (or sponsoring employer) ends and you are no longer participating under the Plan

•	you reach age 70 1⁄2, or

•	you suffer an unforeseen emergency, as defined in the Code or its regulations.

If you make partial withdrawals, you may tell us a fixed amount to withdraw each month or a fixed time period in which we are to pay you your Account Value, and special rules may apply for the amount and timing of subsequent withdrawals. Refer to “Our Payment of Account Value to You or a Beneficiary—Your Right to Make Withdrawals.”

We do not charge a fee for withdrawals or partial withdrawals. You usually will have income upon any withdrawal of your Account Value, taxable at ordinary income tax rates on the amount withdrawn, unless it is a qualified withdrawal of Designated Roth Contributions. In addition, we may be required to withhold federal income taxes or other federal or state taxes from the amount you withdraw.

If you reach age 70 1⁄2 or in certain other circumstances, the Code imposes minimum distribution requirements for Plans and the Contracts. If you are age 70 1⁄2 and still employed with the employer, you may postpone the minimum distribution requirements until after you terminate that employment. If you are subject to minimum distribution requirements, you may be required to make certain withdrawals from your Account Value, or you may choose to begin receiving Annuity Payments (if your Plan permits) to meet the requirements.

We may take up to seven days following receipt of your withdrawal request to process the request and mail a check to you or electronically transfer Funds to your Bank account where available.

How to Make Allocation Changes, Transfers and Withdrawals

In Writing. You must give instructions on our forms to change your allocations among Investment Alternatives for future Deferred Compensation Amounts, to transfer your Account Value among Investment Alternatives or to make any withdrawals of Account Value. Refer to “Where To Contact Us and Give Us Instructions”.

By Telephone or Internet. You may call us at our toll-free number, 1-800-468-3785, or visit our website at www.mutualofamerica.com to change allocation instructions for future Deferred Compensation Amounts and to transfer your Account Value among Investment Alternatives. You will be required to use a password to access our website, and to provide your personal identification number (PIN) and identifying personal information to provide instructions by telephone. You may not use our toll-free number or website to place orders for the transfer of your Account Value into the Investment Company International Fund, the American Funds Insurance Series New World Fund, or the Vanguard Variable Insurance Fund International Portfolio (“Vanguard International Fund”) (together, these funds may be referred to as the “International Funds). Transfers into any of the International Funds can be made only in writing and by United States Postal Service (“U.S.P.S.”) regular mail to our Boca Raton Financial Transaction Processing Center. You may not make withdrawals by telephone or Internet. Refer to “Where To Contact Us and Give Us Instructions”.

Our Home Office, Processing Center and Regional Offices. Our home office address is 320 Park Avenue, New York, New York 10022-6839. The address for our Financial Transaction Processing Center, where you should send requests for allocation changes or transfers among Investment Alternatives and written requests for transfer into any of the International Funds by U.S.P.S. regular mail, is 1150 Broken Sound Parkway NW, Boca Raton, FL 33487-3598. You may obtain the address for the Regional Office where withdrawals are processed and that provides other services for your Contract by calling 1-800-468-3785 or by visiting our website at www.mutualofamerica.com.

Confirmation Statements. We will send you confirmation statements (which may be part of your quarterly statements) for your allocation instruction changes (except that confirmations are not sent for allocation instruction changes made through our website) and for your Deferred Compensation Amounts, transfers of Account Value and withdrawals of Account Value. You must promptly notify us of any error in a confirmation statement (which may be a quarterly statement) or you will give up your right to have us correct the error. Refer to “Administrative Matters—Confirmation Statements to Participants.”

Death Benefits during the Accumulation Period

If you die before the Annuity Commencement Date, we will pay a death benefit to your Beneficiary.

The death benefit amount will be your Account Value as of the date we receive proof of death and the election by the Beneficiary(ies) instructing us how we should pay the death benefit along with all other information and documentation necessary for us to process the request. The Beneficiary will select the form of death benefit, which may be a lump sum, a form of annuity or fixed payments. Refer to “Our Payment of Account Value to You or a Beneficiary—Death Benefit during the Accumulation Period” and “Federal Tax Information”.

Forms of Retirement Benefits or Withdrawals

Your Plan sets forth the forms in which you may make withdrawals or obtain retirement benefits. Depending on your Plan, you may take your Account Value in a single sum payment, in installment payments or otherwise over a period of time. Some Plans allow you to apply your Account Value for Annuity Payments from us, with the amount of the monthly payments fixed at the same amount every month and based on the form of annuity you select and your Account Value at the Annuity Commencement Date. Refer to “Our Payment of Account Value to You or a Beneficiary” and “Account Value Applied for Annuity Payments.”

Revocation Rights

An employer may, in its discretion, discontinue a 457 Plan Contract without incurring surrender, withdrawal or any other charges related to such discontinuance. A Participant or Beneficiary that became a Participant or Beneficiary prior to a specific date that a New Contract (defined as contract form number 457-2009, and certificate form number 457-C-2009) was issued or reissued and does not consent to the transfer, may choose to leave the accumulated amounts on deposit with us, or may withdraw the amount in whole or in part (subject to any federal tax law restrictions on withdrawals). See “Discontinuance of a Contract”. A Participant holding a certificate under a 457 Plan Contract may withdraw all or part of their account value at any time, as permitted by the Plan, without incurring any charge or penalty. For a permitted withdrawal, you will receive a distribution of your Account Value. See “Your Right to Make a Withdrawal” for important tax and other information that should be considered.

ABOUT MUTUAL OF AMERICA AND THE SEPARATE ACCOUNT

We are obligated to pay all amounts required on the part of the insurer under the Contracts. We are a mutual life insurance company organized under the laws of the state of New York and we are authorized to transact business in 50 states and the District of Columbia. Our home office address is 320 Park Avenue, New York, New York 10022-6839.

We were incorporated in 1945 as a non-profit retirement association to provide retirement and other benefits for nonprofit organizations and their employees in the health and welfare field. In 1978 we reorganized as a mutual life insurance company, and now serve for-profit organizations, not-for-profit organizations, their employees and individuals.

We provide group and individual life insurance, annuities and related services for the pension, retirement, and long-range savings needs of organizations, their employees and individuals. We invest the assets we derive from our business as permitted under applicable state law. As of December 31, 2015, we had total assets, on a consolidated basis, of approximately $[16.8] billion. We are registered as a broker-dealer under the Securities Exchange Act of 1934, and as an investment adviser under the Investment Advisers Act of 1940.

Our operations as a life insurance company are reviewed periodically by various independent rating agencies. These agencies, such as A.M. Best Company, Standard & Poor’s Ratings Services and Fitch Ratings, publish their ratings. From time to time we reprint and distribute the rating reports in whole or in part, or summaries of them, to the public. The ratings concern our operation as a life insurance company and do not imply any guarantees of performance of the Separate Account.

We have no support agreements with, or guarantees from, third parties for the payment of benefits under our Contracts. We are responsible for the payment of all such benefits.

Our Separate Account

We established the Separate Account under a resolution adopted by our Board of Directors on September 22, 1983. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the “1940 Act”). The SEC does not supervise the management or investment practices or policies of the Separate Account or Mutual of America. The 1940 Act, however, does regulate certain actions by the Separate Account.

We divide the Separate Account into distinct Funds. Each Fund invests its assets in an Underlying Fund, and the name of each Separate Account Fund reflects the name of the corresponding Underlying Fund. See “Underlying Funds in which Our Separate Account Invests” below.

The assets of the Separate Account are our property. The Separate Account assets attributable to Participants’ Account Values and attributable to any other annuity contracts funded through the Separate Account cannot be charged with liabilities from other businesses that we conduct. The income, capital gains and capital losses of each Fund of the Separate Account are credited to, or charged against, the net assets held in that Fund. We separately determine each Fund’s net assets, without regard to the income, capital gains and capital losses from any of the other Funds of the Separate Account or from any other business that we conduct.

The Separate Account and Mutual of America are subject to supervision and regulation by the Superintendent of Financial Services of the State of New York, and by the insurance regulatory authorities of each state.

Other Variable Annuity Contracts We Issue

In addition to the Contracts described in this Prospectus, we offer other individual and group variable annuity contracts, some of which are not described in this Prospectus but which also participate in the Separate Account.

UNDERLYING FUNDS IN WHICH OUR SEPARATE ACCOUNT INVESTS

Below are summaries of the Underlying Funds’ investment objectives and certain investment policies. The Underlying Funds may not achieve their objectives, and your Account Value allocated to any of the Funds may decline in value. The Underlying Funds sell their shares to the separate accounts of insurance companies and do not offer them for sale to the general public. Mutual of America Investment Corporation sells its shares only to separate accounts of Mutual of America Life Insurance Company and to American Separate Accounts No. 2 and No. 3.

You will find more detailed information about the Underlying Funds in their current summary prospectuses, which are attached to this Prospectus. You should read each prospectus for a complete evaluation of the Underlying Funds, their investment objectives, principal investment strategies and the risks related to those strategies.

Shared and Mixed Fund Arrangements. Shares of the Underlying Funds currently are available to the separate accounts of a number of insurance companies for both variable annuity and variable life insurance products. The Board of Directors (or Trustees) of each Underlying Fund is responsible for monitoring that Fund for the existence of any material irreconcilable conflict between the interests of participants in all separate accounts that invest in the Fund. The Board must determine what action, if any, the Underlying Fund should take in response to an irreconcilable conflict. If we believe that a response does not sufficiently protect our Contractholders or Participants, we will take appropriate action, and we may modify or reduce the Investment Alternatives available to you.

Equity Index Fund of the Investment Company

The Equity Index Fund seeks to provide investment results that correspond to the performance of the Standard & Poor’s 500® Composite Stock Price Index (the “S&P 500® Index”*). The Fund invests primarily in common stocks that are included in the S&P 500® Index to replicate, to the extent practicable, investment results that correspond to the performance of the S&P 500® Index. The Fund attempts to be fully invested at all times.

*	“Standard & Poor’s®,” “S&P®,” “S&P 500®” and “S&P MidCap 400” are trademarks of Standard & Poor’s Financial Services LLC, a subsidiary of The McGraw-Hill Companies, Inc. and have been licensed for use by the Investment Company’s Adviser. Standard & Poor’s does not sponsor, endorse, sell or promote the Equity Index Fund, All America Fund or Mid-Cap Equity Index Fund. It has no obligation or liability for the sale or operation of the Funds and makes no representations as to the advisability of investing in the Funds.

All America Fund of the Investment Company

The All America Fund seeks to outperform the S&P 500® Index by investing in a diversified portfolio of primarily common stocks. The Fund invests approximately 60% of its assets (the “Indexed Assets”) to replicate, to the extent practicable, investment results that correspond to the performance of the S&P 500® Index. The Fund invests the remaining approximately 40% of its assets (the “Active Assets”) to seek a high level of total return, through both appreciation of capital and, to a lesser extent, current income, by means of a diversified portfolio of primarily common stocks with a broad exposure to the market.

Small Cap Value Fund of the Investment Company

The Small Cap Value Fund seeks capital appreciation. The Fund seeks to achieve its objective by investing in value stocks issued by companies with small-sized market capitalizations believed to be undervalued in the marketplace in relation to factors such as the company’s assets, earnings or growth potential. Under normal market conditions at least 85% of the Fund’s total assets are invested in equity securities and at least 80% of the Fund’s total assets are invested in small cap value stocks.

Small Cap Growth Fund of the Investment Company

The Small Cap Growth Fund seeks capital appreciation. The Fund seeks to meet its objective by investing in growth stocks issued by companies with small-sized market capitalizations believed to possess above-average growth potential. Under normal market conditions at least 85% of the Fund’s total assets are invested in equity securities and at least 80% of the Fund’s total assets are invested in small cap growth stocks.

Mid Cap Value Fund of the Investment Company

The Mid Cap Value Fund seeks capital appreciation and, to a lesser extent, current income. The Fund seeks to achieve its objective by investing in value stocks issued by companies with mid-sized market capitalizations believed to be undervalued in the marketplace in relation to factors such as the company’s assets, earnings or growth potential. Under normal market conditions at least 85% of the Fund’s total assets are invested in equity securities and at least 80% of the Fund’s total assets are invested in mid cap value stocks.

Mid-Cap Equity Index Fund of the Investment Company

The Mid-Cap Equity Index Fund seeks to provide investment results that correspond to the performance of the S&P MidCap 400® Index. * The Fund invests primarily in the 400 common stocks that are included in the S&P MidCap 400® Index to replicate, to the extent practicable, investment results that correspond to the performance of the S&P MidCap 400® Index. The Fund attempts to be fully invested at all times.

Composite Fund of the Investment Company

The Composite Fund seeks to achieve capital appreciation and current income, by investing in a diversified portfolio of common stocks, debt securities and money market instruments. The Fund seeks to achieve long-term growth of its capital and increasing income by investments in common stock and other equity-type securities, and a high level of current income through investments in investment grade debt securities and money market instruments.

*	“Standard & Poor’s®,” “S&P®,” “S&P 500®” and “S&P MidCap 400” are trademarks of Standard & Poor’s Financial Services LLC, a subsidiary of The McGraw-Hill Companies, Inc. and have been licensed for use by the Investment Company’s Adviser. Standard & Poor’s does not sponsor, endorse, sell or promote the Equity Index Fund, All America Fund or Mid-Cap Equity Index Fund. It has no obligation or liability for the sale or operation of the Funds and makes no representations as to the advisability of investing in the Funds.

International Fund of the Investment Company

The International Fund seeks capital appreciation, by investing directly and/or indirectly mainly in stocks of large and mid-cap companies in developed markets countries located outside of the United States and Canada. At present, the Fund expects to invest a substantial portion of its assets in exchange traded funds that reflect, replicate or follow the country weightings of the Morgan Stanley Capital International, Inc. Europe, Australasia, and Far East Index (the “MSCI EAFE Index”**), including iShares, Vanguard exchange traded funds**, or equivalent securities.

Money Market Fund of the Investment Company

The Money Market Fund seeks the realization of current income to the extent consistent with the maintenance of liquidity, investment quality and stability of capital. The Fund invests only in money market instruments and other short-term securities. Although the Fund seeks current income and preservation of capital, within its guidelines, low market interest rates can result in risk to both of these objectives, particularly after fees and expenses of the Separate Account, the Investment Company, its Adviser and distributor are taken into account. You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Mid-Term Bond Fund of the Investment Company

The Mid-Term Bond Fund seeks current income, with a secondary objective of preservation of capital. The Fund primarily invests in investment-grade, publicly-traded debt securities, such as bonds, U.S. Government and agency securities, including mortgage-backed securities, and zero coupon securities with ratings that range from AAA to BBB at the time of purchase. The average maturity of the Fund’s securities will be between three and seven years.

Bond Fund of the Investment Company

The Bond Fund seeks current income, with a secondary objective of preservation of capital. The Fund invests primarily in investment-grade, publicly-traded debt securities, such as bonds, U.S. Government and agency securities, including mortgage-backed securities, and zero coupon securities with ratings that range from AAA to BBB at the time of purchase. The average maturity for the Fund will be longer than the average maturity of the debt securities held by the Mid-Term Bond Fund.

Retirement Income Fund of the Investment Company

The Retirement Income Fund seeks current income consistent with the preservation of capital and, to a lesser extent, capital appreciation. The Fund invests in other funds of the Investment Company (“IC Funds”) in proportions that are balanced to meet the goal of the Fund, which is to produce current income and preserve the value of the investments of retired individuals. Please refer to the Investment Company prospectus, under the heading “Retirement Funds,” for information about the target allocation.

**	MSCI EAFE Index is a service mark of MSCI. MSCI does not sponsor, issue, sell or promote iShares Funds or other ETFs which are based on the MSCI EAFE Index and MSCI makes no representations regarding the advisability of investing in shares of such Funds. Vanguard ETF Shares are an exchange traded class of shares issued by certain Vanguard mutual funds. The Vanguard Group, Inc. is the investment adviser and does not make any representation regarding the advisability of investing in the International Fund.

2010 Retirement Fund of the Investment Company

The 2010 Retirement Fund seeks current income and capital appreciation appropriate for the asset allocation associated with its target retirement date. The Fund invests in IC Funds in proportions that are balanced to meet the current target of the Fund, which will move toward preservation of capital and production of income as the target retirement date approaches. The target of the Fund changes over time, so the mix of fixed income funds and equity funds will change to reflect the periodic modifications in the Fund’s target. Please refer to the Investment Company prospectus, under the heading “Retirement Funds,” for information about the current target allocation.

2015 Retirement Fund of the Investment Company

The 2015 Retirement Fund seeks current income and capital appreciation appropriate for the asset allocation associated with its target retirement date. The Fund invests in IC Funds in proportions that are balanced to meet the current target of the Fund, which will move toward preservation of capital and production of income as the target retirement date approaches. The target of the Fund changes over time, so the mix of fixed income funds and equity funds will change to reflect the periodic modifications in the Fund’s target. Please refer to the Investment Company prospectus, under the heading “Retirement Funds,” for information about the current target allocation.

2020 Retirement Fund of the Investment Company

The 2020 Retirement Fund seeks current income and capital appreciation appropriate for the asset allocation associated with its target retirement date. The Fund invests in IC Funds in proportions that are balanced to meet the current target of the Fund, which will move toward preservation of capital and production of income as the target retirement date approaches. The target of the Fund changes over time, so the mix of fixed income funds and equity funds will change to reflect the periodic modifications in the Fund’s target. Please refer to the Investment Company prospectus, under the heading “Retirement Funds,” for information about the current target allocation.

2025 Retirement Fund of the Investment Company

The 2025 Retirement Fund seeks current income and capital appreciation appropriate for the asset allocation associated with its target retirement date. The Fund invests in IC Funds in proportions that are balanced to meet the current target of the Fund, which will move toward preservation of capital and production of income as the target retirement date approaches. The target of the Fund changes over time, so the mix of fixed income funds and equity funds will change to reflect the periodic modifications in the Fund’s target. Please refer to the Investment Company prospectus, under the heading “Retirement Funds,” for information about the current target allocation.

2030 Retirement Fund of the Investment Company

The 2030 Retirement Fund seeks current income and capital appreciation appropriate for the asset allocation associated with its target retirement date. The Fund invests in IC Funds in proportions that are balanced to meet the current target of the Fund, which will move toward preservation of capital and production of income as the target retirement date approaches. The target of the Fund changes over time, so the mix of fixed income funds and equity funds will change to reflect the periodic modifications in the Fund’s target. Please refer to the Investment Company prospectus, under the heading “Retirement Funds,” for information about the current target allocation.

2035 Retirement Fund of the Investment Company

The 2035 Retirement Fund seeks current income and capital appreciation appropriate for the asset allocation associated with its target retirement date. The Fund invests in IC Funds in proportions that are balanced to meet the current target of the Fund, which will move toward preservation of capital and production of income as the target retirement date approaches. The target of the Fund changes over time, so the mix of fixed income funds and equity funds will change to reflect the periodic modifications in the Fund’s target. Please refer to the Investment Company prospectus, under the heading “Retirement Funds,” for information about the current target allocation.

2040 Retirement Fund of the Investment Company

The 2040 Retirement Fund seeks current income and capital appreciation appropriate for the asset allocation associated with its target retirement date. The Fund invests in IC Funds in proportions that are balanced to meet the current target of the Fund, which will move toward preservation of capital and production of income as the target retirement date approaches. The target of the Fund changes over time, so the mix of fixed income funds and equity funds will change to reflect the periodic modifications in the Fund’s target. Please refer to the Investment Company prospectus, under the heading “Retirement Funds,” for information about the current target allocation.

2045 Retirement Fund of the Investment Company

The 2045 Retirement Fund seeks current income and capital appreciation appropriate for the asset allocation associated with its target retirement date. The Fund invests in IC Funds in proportions that are balanced to meet the current target of the Fund, which will move toward preservation of capital and production of income as the target retirement date approaches. The target of the Fund changes over time, so the mix of fixed income funds and equity funds will change to reflect the periodic modifications in the Fund’s target. Please refer to the Investment Company prospectus, under the heading “Retirement Funds,” for information about the current target allocation.

2050 Retirement Fund of the Investment Company

The 2050 Retirement Fund seeks current income and capital appreciation appropriate for the asset allocation associated with its target retirement date. The Fund invests in IC Funds in proportions that are balanced to meet the current target of the Fund, which will move toward preservation of capital and production of income as the target retirement date approaches. The target of the Fund changes over time, so the mix of fixed income funds and equity funds will change to reflect the periodic modifications in the Fund’s target. Please refer to the Investment Company prospectus, under the heading “Retirement Funds,” for information about the current target allocation.

2055 Retirement Fund of the Investment Company

The 2055 Retirement Fund seeks current income and capital appreciation appropriate for the asset allocation associated with its target retirement date. The Fund invests in IC Funds in proportions that are balanced to meet the current target of the Fund, which will move toward preservation of capital and production of income as the target retirement date approaches. The target of the Fund changes over time, so the mix of fixed income funds and equity funds will change to reflect the periodic modifications in the Fund’s target. Please refer to the Investment Company prospectus, under the heading “Retirement Funds,” for information about the current target allocation.

Conservative Allocation Fund of the Investment Company

The Conservative Allocation Fund seeks current income and, to a lesser extent, capital appreciation. It invests primarily in fixed income Funds of the Investment Company and also invests in equity Funds of the Investment Company. The Fund’s current target allocation is 65% of net assets in fixed income Funds, with 30% in the Bond Fund and 35% in the Mid-Term Bond Fund, and 35% of net assets in equity Funds, with 25% in the Equity Index Fund, 5% in the Mid-Cap Equity Index Fund and 5% in the International Fund.

Moderate Allocation Fund of the Investment Company

The Moderate Allocation Fund seeks current income and capital appreciation. It invests in both equity Funds of the Investment Company and fixed income Funds of the Investment Company. The Fund’s current target allocation is 60% of net assets in equity Funds, with 35% in the Equity Index Fund, 15% in the Mid-Cap Equity Index Fund and 10% in the International Fund, and 40% of net assets in fixed income Funds, with 25% in the Bond Fund and 15% in the Mid-Term Bond Fund.

Aggressive Allocation Fund of the Investment Company

The Aggressive Allocation Fund seeks capital appreciation and, to a lesser extent, current income. It invests primarily in equity Funds of the Investment Company and also invests in fixed income Funds of the Investment Company. The Fund’s current target allocation is 80% of net assets in equity Funds, with 35% in the Equity Index Fund, 20% in the Mid-Cap Equity Index Fund, 15% in the International Fund, 5% in the Small Cap Value Fund and 5% in the Small Cap Growth Fund, and 20% of net assets in fixed income Funds, all in the Bond Fund.

Fidelity VIP Equity-Income Portfolio

The Fidelity VIP Equity-Income Portfolio seeks reasonable income. The Portfolio will also consider the potential for capital appreciation. The Portfolio’s goal is to achieve a yield which exceeds the composite yield on securities comprising the S&P 500® Index. The Portfolio normally invests at least 80% of its assets in equity securities and normally invests assets primarily in income-producing equity securities which tends to lead to investments in large cap “value” stocks. The Portfolio may also invest in other types of equity securities and debt securities, including lower-quality debt securities. The Portfolio may invest in securities of domestic and foreign issuers.

Fidelity VIP Asset Manager Portfolio

The Fidelity VIP Asset Manager Portfolio seeks to obtain high total return with reduced risk over the long-term by allocating its assets among stocks, bonds, and short-term instruments. The Portfolio’s Adviser allocates the Portfolio’s assets among the following asset classes, or types of investments within the following investment parameters: 30-70% in stocks (equities), 20-60% in bonds (intermediate- to long-term debt securities) and 0-50% in short-term/money market instruments. The expected neutral mix will consist of 50% in stocks, 40% in bonds and 10% in short-term and money market instruments. The Portfolio may invest in securities of domestic and foreign issuers.

Fidelity VIP Contrafund® Portfolio

The Fidelity VIP Contrafund® Portfolio seeks long-term capital appreciation. The Portfolio normally invests its assets primarily in common stocks. The Portfolio invests in securities of companies whose value its Adviser believes is not fully recognized by the public. The Portfolio may invest in securities of domestic and foreign issuers. The Portfolio may invest in either ‘growth’ stocks or ‘value’ stocks or both.

Fidelity VIP Mid Cap Portfolio

The Fidelity VIP Mid Cap Portfolio seeks long-term growth of capital. The principal investment strategies include: normally investing primarily in common stocks, normally investing at least 80% of assets in securities of companies with medium market capitalizations (which, for purposes of this fund, are those companies with market capitalizations similar to companies in the Russell Midcap® Index or the Standard & Poor’s MidCap 400® Index (“S&P MidCap 400®”)), potentially investing in companies with smaller or larger market capitalizations, investing in domestic and foreign issuers, investing in either “growth” stocks or “value” stocks or both, using fundamental analysis of each issuer’s financial condition and industry position and market and economic conditions to select investments.

Vanguard Variable Insurance Fund Diversified Value Portfolio®

The Vanguard Variable Insurance Fund Diversified Value Portfolio seeks to provide long-term capital appreciation and income. The primary investment strategies include: investing mainly in common stocks of large- and mid-capitalization companies whose stocks are considered by the advisor to be undervalued. Undervalued stocks are generally those that are out of favor with investors and, in the opinion of the advisor, are trading at prices that are below-average in relation to such measures as earnings and book value. These stocks often have above-average dividend yields. Vanguard is a registered trademark of The Vanguard Group.

Vanguard Variable Insurance Fund International Portfolio®

The Vanguard Variable Insurance Fund International Portfolio seeks to provide long-term capital appreciation. The primary investment strategies of the Portfolio include: investing in the stocks of companies located outside the United States. In selecting stocks, the Portfolio’s advisors evaluate foreign markets around the world and choose companies with above-average growth potential. Vanguard is a registered trademark of The Vanguard Group.

Vanguard Variable Insurance Fund REIT Index Portfolio®

The Vanguard Variable Insurance Fund REIT Index Portfolio seeks to provide a high level of income and moderate long-term capital appreciation by tracking the performance of a benchmark index that measures the performance of publicly traded equity REITs. The Portfolio employs an indexing investment approach designed to track the performance of the MSCI US REIT Index. The Index is composed of stocks of publicly traded equity real estate investment trusts (known as REITs). The Portfolio attempts to replicate the Index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index. Vanguard is a registered trademark of The Vanguard Group.

American Century VP Capital Appreciation Fund

The American Century VP Capital Appreciation Fund seeks capital growth over time by investing in companies whose earnings and revenues are growing at accelerating rates. The Fund invests mainly in the securities of medium-sized and smaller firms, although the Fund may purchase securities across all capitalization ranges. The Fund will usually purchase common stocks of U.S. and foreign companies, but it can purchase other types of securities as well, such as domestic and foreign preferred stocks, convertible securities, equity equivalent securities, options and investment grade debt obligations.

American Funds Insurance Series New World Fund

The American Funds Insurance Series New World Fund seeks long-term capital appreciation. The fund invests primarily in common stocks of companies with significant exposure to countries with developing economies and/or markets and that the investment adviser believes have potential of providing capital appreciation. The fund may invest in companies without regard to market capitalization, including companies with small market capitalizations. The fund may also invest in debt securities of issuers, including issuers of lower rated bonds, rated Ba1 or below and BB+ or below, with exposure to these countries. Bonds rated Ba1 or BB+ or below are sometimes referred to as “junk bonds.” The fund primarily invests at least 35% of its assets in equity and debt securities of issuers primarily based in qualified countries that have developing economies and/or markets. The investment adviser uses a system of multiple portfolio counselors in managing the fund’s assets.

Calvert VP SRI Balanced Portfolio

The Calvert VP SRI Balanced Portfolio seeks to achieve a competitive total return through an actively managed portfolio of stocks, bonds and money market instruments which offer income and capital growth opportunity and satisfy the investment and social criteria established for the Portfolio. The Portfolio typically invests about 60% of its net assets in stocks and 40% in bonds or other fixed-income investments. The Portfolio seeks to invest in companies and other enterprises that demonstrate positive environmental, social and governance performance as they address corporate responsibility and sustainability challenges.

Deutsche Variable Series I Capital Growth VIP

The Deutsche Variable Series I Capital Growth VIP seeks to provide long-term growth of capital. The fund normally invests at least 65% of total assets in equities, mainly common stocks of U.S. companies. The fund generally focuses on established companies that are similar in size to the companies in the S&P 500 Index (generally 500 of the largest companies in the US) or the Russell 1000® Growth Index (generally those stocks among the 1,000 largest US companies that have above-average price-to-earnings ratios).

Oppenheimer Main Street Fund®/VA

The Oppenheimer Main Street Fund® V/A seeks capital appreciation (which includes growth in the value of its shares as well as current income) from equity and debt securities. The Fund currently mainly invests in common stocks of U.S. companies of different capitalization ranges, presently focusing on large-capitalization issuers. It also can buy debt securities, such as bonds and debentures, but does not currently emphasize these investments.

PIMCO Variable Insurance Trust Real Return Portfolio

The PIMCO Variable Insurance Trust Real Return Portfolio seeks maximum real return, consistent with preservation of real capital and prudent investment management. The Fund invests primarily in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities and corporations, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. Assets not invested in inflation-indexed bonds may be invested in other types of Fixed Income Instruments. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Portfolio invests primarily in investment grade securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s Investors Service, Inc. or equivalently rated or of comparable quality. The Portfolio may invest up to 10% of its total assets in securities and instruments that are economically tied to emerging market countries. The Portfolio also may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The Portfolio will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets.

T. Rowe Price Blue Chip Growth Portfolio

The T. Rowe Price Blue Chip Growth Portfolio seeks to provide long-term capital growth. Income is a secondary objective. The Fund invests primarily in the common stocks of large and medium-sized blue chip growth companies. These are firms that the Fund views as well established in their industries and have the potential for above-average earnings growth. In pursuing its investment objective, the Fund has the discretion to deviate from its normal investment criteria, as previously described, and purchase securities that the Fund’s management believes will provide an opportunity for substantial appreciation.

Investment Advisers for the Underlying Funds

Mutual of America Investment Corporation: The Investment Company receives investment advice from Mutual of America Capital Management LLC (the “Adviser”), an indirect wholly-owned subsidiary of Mutual of America.

Fidelity VIP Funds: The VIP Equity-Income, Asset Manager, Contrafund® and Mid Cap Portfolios receive investment advice from Fidelity Management & Research Company (“FMR”). FMR Co., Inc. (FMRC) serves as a sub-adviser for the funds with day-to-day responsibility for choosing investments for the funds. Other investment advisers assist FMR with foreign investments.

Vanguard VIF Portfolios: The Diversified Value Portfolio receives advisory services from Barrow, Hanley, Mewhinney & Strauss, Inc. The International Portfolio receives advisory services from Baillie Gifford Overseas Ltd., M&G Investment Management Limited and Schroder Investment Management North America Inc. The REIT Index Portfolio receives advisory services from The Vanguard Group, Inc.

American Century VP Capital Appreciation Fund: The Fund receives investment advice from American Century Investment Management, Inc.

American Funds Insurance Series: The New World Fund receives investment advice from Capital Research and Management Company.

Calvert VP SRI Balanced Portfolio: The Portfolio receives investment advice from Calvert Investment Management, Inc. (“Calvert”).

Deutsche Variable Series I: The Deutsche Variable Series I Capital Growth VIP receives investment advice from Deutsche Investment Management Americas Inc.

Oppenheimer Main Street Fund®/VA: The Fund receives investment advice from OFI Global Asset Management, Inc., which has entered into a subadvisory agreement with Oppenheimer Funds, Inc.

PIMCO Variable Insurance Trust: Real Return Portfolio receives investment advice from Pacific Investment Management Company LLC (“PIMCO”).

T. Rowe Price: Blue Chip Growth Portfolio receives investment advice from T. Rowe Price Associates, Inc. (“T. Rowe Price”).

CHARGES YOU OR YOUR EMPLOYER WILL PAY

Separate Account Charge

The standard Annual Separate Account Expense including the Administrative Charges, Distribution Expense Charge and Expense Risk Charge discussed in more detail below, is 1.20%.

Reduced Fees

Tier 1 Reduced Fees. The standard Annual Separate Account Expense is 1.20% and the Tier 1 Reduced Fee is 0.35% for Plans meeting the following criteria: (a) the Plan is remitting Contributions and is using Hotline Plus and (b) the Plan has assets in the Separate Account of at least $20 million, initially or when being reconsidered after losing eligibility. After a Plan becomes eligible for the Tier 1 Reduced Fee, it must maintain assets in the Separate Account of at least $18.0 million as of the last day of a calendar quarter to remain eligible for the Tier 1 Reduced Fee for the following calendar quarter. Loss of eligibility for the Tier 1 Reduced Fee will occur if the Plan fails to maintain at least $18.0 million of assets in the Separate Account for any reason; for example, withdrawals from the Plan or the investment performance of the Underlying Funds. Eligibility for the Tier 1 Reduced Fee will be lost irrespective of the amount of a Plan’s assets in the Separate Account, if the Plan at any time stops remitting Contributions or does not use Hotline Plus. Eligibility for the Tier 1 Reduced Fee is determined for new Plans on the date the Plan’s assets are received by the Separate Account and we begin providing administrative services.

Tier 2 Reduced Fees. The standard Annual Separate Account Expense is 1.20% and the Tier 2 Reduced Fee is 0.45% for Plans meeting the following criteria: (a) the Plan is remitting Contributions and is using Hotline Plus and (b) the Plan has assets in the Separate Account of at least $5 million, initially or when being reconsidered after losing eligibility. After a Plan becomes eligible for the Tier 2 Reduced Fee, it must maintain assets in the Separate Account of at least $4.5 million as of the last day of a calendar quarter to remain eligible for the Tier 2 Reduced Fee for the following calendar quarter. Loss of eligibility for the Tier 2 Reduced Fee will occur if the Plan fails to maintain at least $4.5 million of assets in the Separate Account for any reason; for example, withdrawals from the Plan or the investment performance of the Underlying Funds. Eligibility for the Tier 2 Reduced Fee will be lost irrespective of the amount of a Plan’s assets in the Separate Account, if the Plan at any time stops remitting Contributions or does not use Hotline Plus. Eligibility for the Tier 2 Reduced Fee is determined for new Plans on the date the Plan’s assets are received by the Separate Account and we begin providing administrative services.

Tier 3 Reduced Fees. The standard Annual Separate Account Expense is 1.20%, and the Tier 3 Reduced Fee is 0.60% for Plans of Employers meeting the following criteria: (a) the Plan is remitting Contributions and is using Hotline Plus and (b) the Plan has assets in the Separate Account of at least $2 million, initially or when being reconsidered after losing eligibility. After a Plan becomes eligible for the Tier 3 Reduced Fee, it must maintain assets in the Separate Account of at least $1.8 million as of the last day of a calendar quarter to remain eligible for the following calendar quarter. Loss of eligibility for the Tier 3 Reduced Fee will occur if the Plan fails to maintain at least $1.8 million of assets in the Separate Account for any reason; for example, withdrawals from the Plan or the investment performance of the Underlying Funds. Eligibility for the Tier 3 Reduced Fee will be lost, irrespective of the amount of a Plan’s assets in the Separate Account, if the Plan at any time stops remitting Contributions or does not use Hotline Plus. Eligibility for the Tier 3 Reduced Fee is determined for new Plans on the date the Plan’s assets are received by the Separate Account and we begin providing administrative services.

We may increase or decrease the daily and monthly administrative charges described below, subject to any limitations in the Contract or under state insurance law. The aggregate fees and charges we impose under the Contracts must be reasonable in relation to the services we provide, the expenses we expect to incur, and the risks we have assumed. You should check your quarterly statements for important messages about the qualification for, or loss of, eligibility for Tier 1, Tier 2 or Tier 3 Reduced Fees.

Administrative Charges

We perform administrative functions in connection with the Contracts, including receiving and allocating Deferred Compensation Amounts, making Annuity Payments as they become due, and preparing and filing all reports that the Separate Account is required to file. The expenses we incur for administrative functions include, but are not limited to, items such as state or other taxes, salaries, rent, postage, telephone, travel, office equipment, costs of outside legal, actuarial, accounting and other professional services, and costs associated with determining the unit values of the Separate Account Funds. We deduct, on each Valuation Day, from the value of the net assets in each Fund of the Separate Account a charge for administrative expenses. Plans with minimum amounts of assets in the Separate Account are eligible for the Reduced Fee as discussed in more detail below. In addition, all Plans with assets invested in the American Century VP Capital Appreciation Fund, PIMCO Variable Insurance Trust Real Return Portfolio, the Fidelity VIP Funds and T. Rowe Price Blue Chip Growth Portfolio, without any requirement that they have a minimum amount of assets in the Separate Account, qualify for a reduction in the Annual Separate Account Expenses equal to the reimbursement we receive from service providers to those funds, as is discussed in more detail below.

•	For each Fund, the charge is at an annual rate of 0.50% (0.10% if the Tier 1 Reduced Fee is applicable, 0.15% if the Tier 2 Reduced Fee is applicable and 0.20% if the Tier 3 Reduced Fee is applicable), except that we reduce the administrative charge to the extent we receive a reimbursement for administrative expenses from other sources.

Distribution Expense Charge

As principal underwriter, we perform all distribution and sales functions and bear all distribution and sales expenses relative to the Contracts. These expenses include the payment of that portion of the salaries of our registered representatives attributable to the sale and distribution of Contracts, as well as expenses for preparation of sales literature and other promotional activities.

•	For each Fund, the charge is at an annual rate of .50% (0.10% if the Tier 1 Reduced Fee is applicable, 0.15% if the Tier 2 Reduced Fee is applicable and .20% if the Tier 3 Reduced Fee is applicable), except that we reduce the distribution charge to the extent we receive a reimbursement for administrative or distribution expenses from other sources.

Expense Risk Charge

We assume certain expense risks under the Contracts. The expense risks we assume arise from our guarantees in the Contracts to make Annuity Payments in accordance with annuity tables in the Contracts. We have estimated expenses we expect to incur over the lengthy period that we may make Annuity Payments. We assume the risk that expenses will be higher than we estimated.

•	For assuming expense risks under the Contracts, on each Valuation Day we make a deduction at an annual rate of 0.20% (0.15% if the Tier 1 Reduced Fee or the Tier 2 Reduced Fee is applicable). We have the right to increase the expense charge, subject to any limitation in a Plan or Contract.

Separate Account Charge Reduction—Reimbursement from American Century, PIMCO, Fidelity and T. Rowe Price

We currently receive reimbursements for administrative expenses and certain services from the investment advisers to certain of the Underlying Funds. We do not keep any of the reimbursements we receive and we apply all of such reimbursements, to the extent received by us, to reduce the Separate Account Charge applicable to assets invested in those separate account investment alternatives. We currently receive the following reimbursements:

•	the investment adviser for the American Century VP Capital Appreciation Fund reimburses us at an annual rate of 0.25% for administrative expenses;

•	the investment adviser for the PIMCO Variable Insurance Trust Real Return Portfolio reimburses us at an annual rate of 0.10% for certain services we provide;

•	the transfer agent and distributor for the four Fidelity VIP Funds reimburse us at an annual rate of 0.10% for certain services we provide; and

•	the investment adviser for the T. Rowe Price Blue Chip Growth Portfolio reimburses us at an annual rate of 0.15% for administrative services we provide, or at an annual rate of 0.25% if the aggregate dollar value of the shares of that Fund held in Mutual of America separate accounts exceed $250,000,000 at all times during a month. Mutual of America will apply the amount of the T. Rowe Price reimbursement to reduce Separate Account fees for the contract assets that are invested in the T. Rowe Price Blue Chip Growth Portfolio after we are notified of, and receive, the reimbursement.

For each Fund of the Separate Account invested in the American Century, PIMCO, Fidelity or T. Rowe Price investment alternatives, the following reductions in the Separate Account Charge apply:

Standard Separate Account Fees:

•	Standard Charge: 1.20%

•	Charge for assets invested in Fidelity Funds: 1.10%

•	Charge for assets invested in PIMCO Variable Insurance Trust Real Return Portfolio: 1.10%

•	Charge for assets invested in T. Rowe Price Blue Chip Growth Portfolio: 1.05% (or 0.95%, if Mutual of America separate account assets in the Fund exceed $250,000,000 at all times during a month and we have been notified of, and received, the increased reimbursement)

•	Charge for assets invested in American Century VP Capital Appreciation Fund: 0.95%

Assets Qualifying for Tier 1 Reduced Fees:

•	Tier 1 Charge: 0.35%

•	Charge for assets invested in Fidelity Funds: 0.25%

•	Charge for assets invested in PIMCO Variable Insurance Trust Real Return Portfolio: 0.25%

•	Charge for assets invested in T. Rowe Price Blue Chip Growth Portfolio: 0.20% (or 0.10%, if Mutual of America separate account assets in the Fund exceed $250,000,000 at all times during a month and we have been notified of, and received, the increased reimbursement)

•	Charge for assets invested in American Century VP Capital Appreciation Fund: 0.10%

Assets Qualifying for Tier 2 Reduced Fees:

•	Tier 2 Charge: 0.45%

•	Charge for assets invested in Fidelity Funds: 0.35%

•	Charge for assets invested in PIMCO Variable Insurance Trust Real Return Portfolio: 0.35%

•	Charge for assets invested in T. Rowe Price Blue Chip Growth Portfolio: 0.30% (or 0.20%, if Mutual of America separate account assets in the Fund exceed $250,000,000 at all times during a month and we have been notified of, and received, the increased reimbursement)

•	Charge for assets invested in American Century VP Capital Appreciation Fund: 0.20%

Assets Qualifying for Tier 3 Reduced Fees:

•	Tier 3 Charge: 0.60%

•	Charge for assets invested in Fidelity Funds: 0.50%

•	Charge for assets invested in PIMCO Variable Insurance Trust Real Return Portfolio: 0.50%

•	Charge for assets invested in T. Rowe Price Blue Chip Growth Portfolio: 0.45% (or 0.35%, if Mutual of America separate account assets in the Fund exceed $250,000,000 at all times during a month and we have been notified of, and received, the increased reimbursement)

•	Charge for assets invested in American Century VP Capital Appreciation Fund: 0.35%

Monthly Participant Charge

We make an additional deduction for administrative expenses each month, referred to, on an annual basis, in the Table of Annual Separate Account Expenses as the Annual Contract Fee, from each Participant’s Account Value, unless the Employer has elected to pay this charge on behalf of its Participants. Because we deduct or receive this charge monthly, we refer to the monthly installment as “the Monthly Participant Charge.” The Monthly Participant Charge is currently the lesser of:

•	$2.00 per month, and

•	1/12 of 1% of your Account Value, which will apply if your Account Value at the end of the month is less than $2,400.

Waiver of Monthly Participant Charge.

We do not impose the Monthly Participant Charge under Plans of Governmental Units for a month if:

•	your Account Value at the end of the month is less than $300,

•	you agree to use eDocuments, as of the last day of the month, for as long as your consent to use eDocuments is in effect, or

•	the Employer is remitting premiums, using Hotline Plus, and on the last day of the month the consolidated assets of the Employer’s TDA, 403(b), 401(k), 401(a), SEP, SIMPLE and governmental 457 plans were $15 million or more. For purposes of meeting the $15 million threshold for this waiver, we aggregate certain affiliated plans.

eDocuments. We offer eDocuments, a feature that offers Participants a way to electronically receive communications and reports, such as quarterly statements, prospectuses, underlying fund and separate account annual and semi-annual reports. You will be notified by email each time documents become available that you can log on to our website to view the document. You can sign up for eDocuments by completing the Consent Agreement located on our website and indicating your consent to receive documents through the Mutual of America website. The Consent Agreement provides that you will need to log in to Mutual of America’s website to view documents online and to make any necessary updates to your email address. You also must have an email address and have Adobe® Reader® software installed on your computer, which you can obtain at no charge.

When you sign up for eDocuments we will waive the monthly participant charge for each month, beginning with the month in which you submit the consent form. Waiver of the monthly participant charge also applies to current eDocuments users. If you do not elect to use eDocuments, you will be charged a $2 monthly participant charge, unless you qualify for a waiver. If you do not elect to use eDocuments, you will receive paper copies of all documents by regular USPS mail delivery. You may revoke your consent to eDocuments at any time, either online or by calling Mutual of America at 1-800-468-3785 and instructing a customer service representative to revoke your consent, and the $2 monthly participant charge will resume in the month you revoke your consent.

Deduction of Monthly Participant Charge

We deduct the monthly charge from your Account Value allocated to the General Account, if any. If you do not have enough or any Account Value in the General Account, we will deduct the charge from your General Account and then from your Account Value allocated to one or more of the Separate Account Funds, in a prescribed order. The prescribed order is determined by us and is set forth in the Statement of Additional Information. We will deduct the full monthly charge from the first fund in the prescribed order with Account Value, and if you do not have enough Account Value in that fund, we will deduct the remainder of the monthly charge from the next fund in the prescribed order with Account Value. If you have a Designated Roth Account this charge will be pro-rated between your Designated Roth Account(s) and your other accounts.

Expenses of the Underlying Funds

Participants and the Separate Account Funds do not directly pay the advisory fees and other expenses of the Underlying Funds. These fees and expenses are deducted by the Underlying Funds and will impact the value of the shares the Separate Account Funds own. See “Tables of Annual Expenses” in this Prospectus, which shows the range of expenses paid by Participants for the most recent calendar year. The prospectuses of the Underlying Funds, which are distributed with this Prospectus, contain a complete description of the Underlying Funds’ fees and expenses.

Premium Taxes

We currently do not deduct state and municipal premium taxes from your Deferred Compensation Amounts. We reserve the right to deduct all or a portion of the amount of any applicable taxes, including state and municipal premium taxes, from Deferred Compensation Amounts prior to their allocation among the Investment Alternatives. State premium taxes vary and are currently up to 3.5%.

Employer Charges

Per Participant Monthly Charge. We charge an Employer a monthly charge for each active Participant. This charge is paid to us by the Employer and not the Participants. The charge is $4.00 for each of the first 50 Participants; $2.00 for each of the next 50 Participants; $1.00 for each of the next 100 Participants; and no charge for active Participants in excess of 200. We waive this charge for certain approved national plans and for an Employer for each month in which the consolidated assets of the Employer’s TDA, 403(b), 401(k), 401(a), SEP, SIMPLE and governmental 457 plans are $1 million or more and the Employer is remitting Contributions and is using our Hotline Plus system as of the last day of the month. Certain affiliated plans are aggregated for purposes of the $1 million total.

457 Plans

We provide varying levels of Plan-related administrative services to Employers that have adopted 457 Plans and charge such Employers sponsoring 457 Plans a monthly fee subject to a waiver, if applicable. The fees charged to Employers for such administrative services will vary based on the service model selected by the Employer. The specific services and all applicable charges will be set forth in notices to Employers.

PURCHASE OF A CONTRACT AND DEFERRED COMPENSATION AMOUNTS

Customer Identification

We will require information from you, or your employer, necessary to properly identify owners of Contracts as required by the USA PATRIOT Act of 2001 and other applicable laws and regulations.

In order to comply with federal laws and regulations to prevent the funding of terrorism and money laundering activities, we may refuse to accept an initial Contribution or issue a Contract or effect subsequent transactions, including accepting additional Contributions. These actions will be taken at our sole discretion or when we are required or compelled to do so by a government authority or applicable law.

Purchase of a Contract; Participation

We issue Contracts as a funding vehicle for benefits under a Plan. Currently, only a Governmental Unit or the trustees of a trust for a Plan established by a Governmental Unit may purchase a Contract.

Your eligibility for participation under your employer’s Plan is determined in accordance with the terms of the Plan. We or the Plan may require you to execute agreements and applications on prescribed forms. You usually must enter into a salary reduction agreement with the Contractholder for your Deferred Compensation Amounts, and an employee’s participation is usually voluntary.

Acceptance of Initial Deferred Compensation Amounts. When we receive your first Deferred Compensation Amount and accompanying documentation in Complete Order (see “Definitions We Use in this Prospectus” for a description of Complete Order), we will apply the Deferred Compensation Amount to your specified Investment Alternatives within two business days after we receive the Amount. In the event that we receive incomplete information, we will contact your employer to obtain the information necessary for it to be in Complete Order and we will hold the Deferred Compensation Amount in a non-interest bearing bank account until we have received the necessary information. If your application is incomplete and we do not receive the necessary information and signed application in Complete Order within a reasonable period of time not to exceed 45 calendar days of our receipt of the initial Deferred Compensation, we will return the Deferred Compensation Amount unless the Contractholder consents to our holding it until additional documentation is provided. We will apply the Deferred Compensation Amount within two business days after we receive the documentation in Complete Order. We enter into agreements with Plan employers that utilize our electronic processing system for the forwarding to us of applications and information about Deferred Compensation Amounts.

Payment of Deferred Compensation Amounts

Deferred Compensation Amounts, if permitted by the Plan, are from:

•	salary reduction arrangements (pre-tax);

•	transfers from other contracts but only from a provider specifically identified in the Plan. Transfers while you are actively employed from a provider not specified in the Plan are prohibited; or

•	Designated Roth Contributions, if permitted by your Plan.

In addition to Deferred Compensation Amounts by salary reduction or by a single sum transfer from another provider identified in the Plan, you may rollover eligible distributions of Deferred Compensation Amounts from other Section 457 plans if your Employer’s Plan accepts rollover contributions. Rollovers of amounts attributable to Designated Roth Contributions will be maintained in a separate Designated Roth Rollover Account. Amounts that you roll over will not be subject to the limitations on Deferred Compensation Amounts from salary reduction permitted during a tax year.

We maintain the following separate account balances to record Deferred Compensation Amounts and earnings (or losses):

•	Employee Contribution Account

•	Employer Contribution Account

•	Rollover Contribution Account

•	Designated Roth Account

•	Designated Roth Rollover Account

A Contractholder (or your employer, if different) sends to us your Deferred Compensation Amounts. The Contractholder or employer is required to remit your Deferred Compensation Amount as soon as administratively feasible, but no later than 15 business days after the date on which the Amount is first available to the Contractholder for remittance. A Plan may require the Contractholder or employer to send us your Deferred Compensation Amounts at an earlier time, such as within two business days.

Limits on Deferred Compensation Amounts

The Code restricts the amount of compensation that you may defer under a Plan during any tax year. The general rule is that your Deferred Compensation Amount for a taxable year is limited to the lesser of

•	$18,000 for 2016 (indexed for inflation in later years), and

•	100% of your includible compensation from your employer for the year.

These limits on Deferred Compensation Amounts (or “elective deferrals”) include any amounts you designated as Designated Roth Contributions. If you work for a Governmental Unit and you will be age 50 or older on or before December 31, 2016, you may contribute an additional amount of $6,000 for 2016 (indexed for inflation in later years). These limits include any amounts you designate as Designated Roth Contributions.

A Plan may adopt a special rule applicable to the last three years before you reach normal retirement age as designated in the Plan. If your Plan has this rule, you may defer, during one of these years, the larger of (a) the age-50 additional contribution, or (b) a special catch-up contribution that is the lesser of

•	twice the otherwise applicable dollar amount for a year and

•	the amount you could defer under the general rule for that taxable year plus the amounts you could have deferred under the general rule but did not defer for each taxable year in which you were eligible to participate (“eligible years”) in the Plan and, if you work for a Governmental Unit, other Section 457 plans sponsored by a public employer in the same state under which you deferred amounts (using the general rule). If your employer is not a Governmental Unit, you may go back to 1987 (or when you became eligible under the Plan, if later) to begin determining eligible years. If your employer is a Governmental Unit, you may go back to 1979 (or when you became eligible under the Plan, if later) to begin determining eligible years.

You must reduce your Deferred Compensation Amount for a taxable year, calculated under the general and special rules described above, by deferrals for that year under any other eligible deferred compensation plan in which you participate, as required under Section 457 of the Code. Similarly, if your employer is a Governmental Unit and you are eligible to make the additional age 50 contribution, you must aggregate all age-50 catch-up contributions you make to any other employer plans in which you participate with all such contributions to this Plan, and the total may not exceed the applicable limit for a year.

Allocation of Deferred Compensation Amounts

You may allocate your Deferred Compensation Amounts among the Investment Alternatives.

We will allocate a Deferred Compensation Amount when we receive it from the Contractholder or your employer, along with a Complete Order (See “Definitions we use in this Prospectus” for a definition of Complete Order), according to the allocation request currently on file at our home office.

You may change the allocation instructions for future Deferred Compensation Amounts from time to time. You should periodically review your allocations in light of market conditions, your investment objectives and your retirement plans and needs.

YOUR ACCOUNT VALUE IN THE SEPARATE ACCOUNT FUNDS

Accumulation Units in Separate Account Funds

We use Accumulation Units to represent Account Values in each Separate Account Fund. We separately value the Accumulation Unit for each Fund of the Separate Account.

We determine your Account Value in the Separate Account as of any Valuation Day by multiplying the number of Accumulation Units credited to you in each Fund of the Separate Account by the Accumulation Unit value of that Fund at the end of the Valuation Day.

Investment experience by the Separate Account Funds does not impact the number of Accumulation Units credited to your Account Value. The value of an Accumulation Unit for a Fund, however, will change as a result of the Fund’s investment experience, in the manner described below.

Calculation of Accumulation Unit Values

We determine Accumulation Unit values for the Funds as of the close of business on each Valuation Day (generally at the close of the New York Stock Exchange). For definitions of Valuation Period and Valuation Day see “Definitions we use in this Prospectus”.

The dollar value of an Accumulation Unit for each Fund of the Separate Account will vary from Valuation Period to Valuation Period. The changes in Accumulation Unit values for the Separate Account Funds will reflect:

•	changes in the net asset values of the Underlying Funds, depending on the investment experience and expenses of the Underlying Funds, and

•	Separate Account charges under the Contracts, with the annual rates calculated as a daily charge. (See “Charges You or Your Employer Will Pay”.)

You may refer to “Appendix A: Unit Value Information for the Separate Account Funds” in this Prospectus to review changes in Accumulation Unit values for each Fund over a period of time.

Accumulation Unit Values for Transactions

When you allocate Deferred Compensation Amounts to a Separate Account Fund or transfer any part of your Account Value to a Fund, we credit Accumulation Units to your Account Value. When you withdraw or transfer Account Value from a Separate Account Fund, we cancel Accumulation Units from your Account Value.

If the plan in which you are a participant becomes eligible for a Reduced Fee, on the date the plan becomes eligible, your Account Value in each Separate Account Fund will be transferred to Accumulation Units with the same total value that will be charged the Reduced Fee (“Reduced Fee Accumulation Units”). Similarly, if your plan ceases to be eligible for a Reduced Fee on the date the plan becomes ineligible, we will transfer your Account Value to Accumulation Units with the same total value that will be charged the standard fees.

The Accumulation Unit value for a transaction is the value for the Valuation Period during which we receive the deposit or a valid request in Complete Order. As a result, we will effect the transaction at the Accumulation Unit value we determine at the next close of a Valuation Day in the Valuation Period during which we receive a Complete Order (generally the close of the New York Stock Exchange on that day). If the request is a Complete Order, the amount available for withdrawal is the Account Value at the end of the Valuation Day that we receive (and approve, where required) the Complete Order. Deposits or Requests are deemed to be received by us if received prior to close of the New York Stock Exchange on a day that the New York Stock Exchange is open for trading, or on the next day the New York Stock Exchange is open for trading if they arrive on a day that the New York Stock Exchange is officially closed or following the close of the New York Stock Exchange on a day when it is open.

We calculate the number of Accumulation Units for a transaction by dividing the dollar amount you have allocated to, or withdrawn from, the Fund during the Valuation Period by the applicable Accumulation Unit value of the Fund for that Valuation Period.

Your Right to Transfer Among Investment Alternatives

You may transfer all or a portion of your Account Value among Funds of the Separate Account, and between the Separate Account and the General Account, unless your Plan limits transfers. There are no tax consequences to you for transfers among Investment Alternatives.

Your request for a transfer will not be binding on us and cannot be effectuated until we receive a Complete Order (see “Definitions We Use in this Prospectus” for a definition of Complete Order) from you. Please note our policy on frequent purchases and redemptions under “Frequent Purchases and Redemptions of Fund Shares”.

OUR PAYMENT OF ACCOUNT VALUE TO YOU OR A BENEFICIARY

Your Right to Make Withdrawals

Under federal tax law, the general rule is that you may not withdraw all or any portion of your Account Value before the earlier of

•	the calendar year in which you reach age 70 1/2, or

•	the date you retire or otherwise end employment with your employer under the Plan.

If your Plan permits, you may withdraw from your Account Value in the event you have an unforeseeable emergency.

•	An unforeseeable emergency is a severe financial hardship arising from an illness or an accident to you, your spouse (as defined in federal law) or to a dependent (as defined in federal law), or the loss of your property due to casualty, certain funeral expenses or other similar extraordinary and unforeseeable circumstances arising from events beyond your control.

•	A severe financial hardship does not exist if your loss can be relieved through reimbursement by insurance, by liquidation of your other assets that does not cause severe financial hardship, or by the cessation of your Deferred Compensation Amounts.

•	The employer’s deferred compensation board or committee will determine whether you face an unforeseeable emergency as defined in the Plan.

•	If you have an unforeseeable emergency, you may withdraw from your Account Value up to the amount you need to meet the unforeseeable emergency (limited to the amount of your Account Value).

Your Plan also may provide for distribution of your Account Value to you:

•	if your monthly annuity payment would be less than the minimum amounts set forth in your Plan, or

•	without your consent, if certain specified conditions are met, although your Plan may provide that you can elect to defer receipt of your Account Value in certain circumstances.

A Plan may, but is not required, to provide that:

•	You may choose to receive the Account Value, when you have a right to receive it, in a single sum or in installment payments instead of by receiving Annuity Payments.

•	You may elect to defer to a future date when withdrawals of your Account Value are to begin, which must begin by the later of the date when you reach age 70 1/2 or the date you terminate employment. Your plan, if it contains this provision, will specify the time and manner for you to make this election and choose a form of payment and may impose certain conditions, such as irrevocability of the election. See “When You Must Take Minimum Distributions” below.

•	You may make one election to extend the date at which you will begin receiving payments of your Account Value.

We may take up to seven days following receipt of your withdrawal request to process the request and mail a check to you.

Partial Withdrawals. If you are permitted to make withdrawals under your Plan, you usually may specify a fixed amount of your Account Value to be withdrawn each month, or a fixed period during which we must pay out all of your Account Value. If your plan permits, you may elect to make partial withdrawals under our Specified Payments Option of at least $100 per month and you may tell us the Investment Alternatives from which the withdrawals should be taken.

If you are subject to the minimum distribution rules under the Code, you should ensure that your withdrawals for the year equal or exceed the minimum required annual distribution. See “When You Must Take Minimum Distributions” below.

Income Tax Consequences of Withdrawals. You should consider the possible federal, state and local income tax consequences of any withdrawal. You will be taxed at ordinary income tax rates on the portion of the withdrawal that is taxable, and all of the withdrawal will be taxable in most circumstances (see “Federal Tax Information”). Qualified distributions from a Designated Roth Account are not taxable.

When You Must Take Minimum Distributions

A Plan is required to provide that distributions of your Account Value must begin by April 1 of the calendar year following the calendar year in which you turn age 70 1/2, or, if later, the calendar year in which you terminate employment with the employer sponsoring the Plan. The amounts of the required minimum distributions will be determined by IRS regulations. For certain plans of Governmental Units, distributions must begin by April 1 of the year after your employment with the Governmental Unit ends, if earlier.

You can satisfy the minimum distribution requirements by either making a withdrawal of the required amount if you are permitted to make withdrawals, or if permitted by your Plan, receiving Annuity Payments as of the Annuity Commencement Date payable for:

•	your life, or

•	the joint lives of you and a Beneficiary, or

•	a period certain, not longer than your life expectancy or the joint life expectancies of you and your Beneficiary.

How to Tell Us an Amount to Transfer or Withdraw

To tell us the amount of your Account Value to transfer or withdraw, you must specify to us:

•	the dollar amount to be taken from each Investment Alternative, or

•	for Separate Account Funds, the number of Accumulation Units to be transferred or withdrawn, or

•	the percentage of your Account Value in a particular Investment Alternative to be transferred or withdrawn.

In most cases, if you are making a withdrawal and have a Designated Roth Account, you must specify whether to take the withdrawal from your Designated Roth Account or Employee Contribution Account. If you have a Rollover Account or a Designated Roth Rollover Account, amounts will be taken from the respective rollover account first. However, for corrective distributions of Deferred Compensation Amounts that exceed applicable contribution limits, withdrawals will be made from your Employee Contribution Account first, then your Roth Contribution Account, and will not be made from any of your rollover accounts.

For transfers, you also must specify the Investment Alternative(s) to which you are moving the transferred amount. Your request for a transfer or withdrawal is not binding on us and cannot be effectuated until we receive all information necessary to process your request on the required forms and, in the case of a transfer into any of the International Funds, by U.S.P.S. regular mail to our Financial Transaction Processing Center. See, “How to Make Allocation Changes, Transfers and Withdrawals”.

Death Benefit during the Accumulation Period

We will pay a death benefit to your Beneficiary upon your death during the Accumulation Period.

We will pay the death benefit after we have received at our home office in New York City:

•	due proof of death, generally a certified copy of your death certificate;

•	notification of election by the Beneficiary(ies) of the form of payment of death benefit; and

•	claim forms and other information and documents that we inform the beneficiary are necessary for us to process the death benefit request.

The amount of the death benefit will be the value of your Account Value as of the date on which we receive the items listed above. Until then, your Account Value will remain allocated as it was on the date of death. If you have more than one beneficiary, each beneficiary’s share of the Account Value will remain allocated as it was on the date of death until we receive the items listed above from such beneficiary. Each beneficiary will continue to bear the risk of loss of their share of the death benefit until their claim is processed.

We will pay the death benefit to the Beneficiary:

•	in a single sum, no later than December 31 of the year in which the fifth anniversary of your date of death occurs (for those that took advantage of the waiver of minimum distribution option for 2009, the year 2009 does not count for purposes of the five years), or

•	if the Beneficiary so elects, in payments over a period that is not greater than the Beneficiary’s life expectancy. These payments must generally begin by the end of the calendar year in which the first anniversary of your death occurs. However, if the sole Beneficiary is your surviving spouse to whom you were legally married in accordance with federal law, the death benefit must be payable over a period that is not greater than the spouse’s life expectancy and payments may begin by the later of (i) the end of the calendar year in which the first anniversary of your death occurs or (ii) the end of the calendar year in which you would have attained age 70 1/2.

See “When You Must Take Minimum Distributions” above for more information about the waiver of minimum distribution option.

Discontinuance of a Contract

A Contractholder, at its discretion, may discontinue a Contract as of the first of a month with at least 30 days notice to us. We may discontinue a Contract, upon at least 31 days’ notice to the Contractholder, during which time the Contractholder may cure any remediable defaults, if: (1) the Contractholder fails to remit payment of the Contractholder’s administrative charges within 31 days after payment is due; (2) the Contractholder meet the requirements of the Contract or abide by the terms of the Contract; (3) the class of group annuity contracts to which the Contract belongs is discontinued by the Company; or (4) the Contractholder elects not to use Hotline Plus.

Additionally, the Company may discontinue the Contract without notification to the Contractholder if mail addressed to the Contractholder at the last address on record with the Company has been returned as undeliverable and the Contractholder has not provided the Company with a new address within 60 days of the date such mail is returned.

Discontinuance of a Contract does not relieve us, the Contractholder or employer of its obligations under the Contract or the Plan, and amounts accumulated for Participants will remain under the Contract. Upon discontinuance:

•	the Contractholder or employer may not send any further Deferred Compensation Amounts, and

•	we may transfer to another insurance company or other financial institution all amounts accumulated under the Contract. A transfer may be made in any manner to which the Contractholder and we agree in writing, and may require the consent of Participants (and Beneficiaries if a death benefit has become payable) who became Participants or Beneficiaries prior to a specific date that a new Contract (defined as contract form number 457-2009, and certificate form number 457-C-2009 or similar forms issued in your state) was issued to new Contractholders or reissued to existing Contractholders. A Participant or Beneficiary whose consent is required and does not consent to the transfer may choose to leave the accumulated amounts on deposit with us, or may withdraw the amount in whole or in part (subject to any federal tax law restrictions on withdrawals).

When We May Postpone Payments

We will pay any amounts due from the Separate Account for a withdrawal, death benefit or termination, and will transfer any amount from the Separate Account to the General Account, within seven days, unless:

•	The New York Stock Exchange is closed for other than usual weekends or holidays, or trading on that Exchange is restricted as determined by the SEC; or

•	The SEC by order permits postponement for the protection of Participants; or

•	An emergency exists, as determined by the SEC, as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to determine the value of the Separate Account’s net assets.

Additionally, we may postpone any payment from the Separate Account Fund that is invested in the Money Market Fund of the Investment Company, in the event that the Money Market Fund temporarily suspends redemption of shares because the Money Market Fund’s liquidity has fallen below required minimums because of market conditions or other factors.

ACCOUNT VALUE APPLIED FOR ANNUITY PAYMENTS

Amount of Annuity Payments; Annuity Commencement Date

If your Plan permits you to apply your Account Value to obtain Annuity Payments, you may elect to receive monthly payments beginning on your Annuity Commencement Date. All of our annuities provide monthly payments. The amount of each payment and the period during which we will make payments will be based on the form of annuity you select (refer to “Available Forms of Annuity”) and the amount of your Account Value, your age, your joint annuitant’s age, if applicable, the Company’s current purchase rate basis, or your guaranteed rate, whichever is more favorable to you, as of the Annuity Commencement Date. The duration of an annuity can affect your level of benefit, with longer durations generally producing a lower monthly payment, all things being equal.

We guarantee that the purchase rates we use to determine the amount of Annuity Payments will never be less favorable for you than the guaranteed rates in the Contract. Your Annuity Payments begin as of your Annuity Commencement Date. Depending on the provisions of your plan, you may elect an Annuity Commencement Date that is:

•	your normal retirement date, as stated in your employer’s pension plan if you are covered by that Plan, or age 65 if there is no such plan or coverage;

•	an early retirement date, being the first day of any calendar month following an early retirement age, if any, specified in the Plan, or

•	a late retirement date (being the first day of a calendar month after your normal retirement date), but not later than the April 1 following your attainment of age 70 1/2, if you are no longer actively at work.

Contractholder and Participant Payment Relationship

Generally, we will send Annuity Payments to you at your last known address. If your employer is a tax-exempt organization that is not a Governmental Unit, we will issue to the Contractholder or your employer for delivery to you an individual certificate setting forth the amount and terms of payment of your annuity benefits and we will send Annuity Payments to the Contractholder for transmission to you. If the Contractholder agrees, and to the extent permitted by the federal tax law, we will instead send the Annuity Payments to you.

If your employer is a tax-exempt organization that is not a Governmental Unit, until paid or otherwise made available to you, amounts deferred, all property and rights purchased with amounts deferred and all income on amounts deferred are subject to the claims of the employer’s general creditors. Governmental plans are not subject to the claims of the employer’s general creditors.

Available Forms of Annuity

Your Plan will specify the forms of annuity that are available to you. A life annuity protects an Annuitant from outliving the time period for receiving monthly payments, because the payments continue for the life of the Annuitant. Some forms of annuities that have a life contingency also have guaranteed minimum time periods for payments, which provide that if an Annuitant (and joint Annuitant if a joint and survivor annuity) dies before the minimum period has ended, the Beneficiary will receive the remaining Annuity Payments due. You may select the annuity form when you designate the Annuity Commencement Date.

Some of the forms of annuity we currently offer include: a Ten Years Certain and Continuous Form (with annuity payments for the later of 10 years and the death of the Annuitant); a Joint and 66 2/3% Survivor Life with Ten Year Period Certain Form (with annuity payments for the life of the Annuitant or reduced to 66 2/3% if the joint Annuitant survives the Annuitant, and made for the later of 10 years and the deaths of the Annuitant and joint Annuitant); and a Non-Refund Life Annuity (with payments made until the death of the Annuitant). In addition to these forms, we may in our discretion offer additional forms of annuity at the time of your Annuity Commencement Date. If your monthly Annuity Payment would be less than $50, we may elect to pay a single sum instead of providing Annuity Payments.

Death Benefit after Annuity Commencement Date

If you, as Annuitant, die (and the joint Annuitant dies, if the form is a joint annuity) on or after the Annuity Commencement Date, your Beneficiary will receive the benefit (if any) provided by the form of annuity under which we were making Annuity Payments.

OUR GENERAL ACCOUNT

Scope of Prospectus

We have not registered the Contracts under the Securities Act of 1933 for allocations to the General Account, nor is the General Account registered as an investment company under the 1940 Act. The staff of the SEC has not reviewed the disclosures in this Prospectus that relate to the General Account. Disclosures regarding the fixed portion of the Contracts and the General Account, however, generally are subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. This Prospectus serves as a disclosure document for the variable, or Separate Account, interests under the Contracts. For more details regarding the General Account, see the Contracts themselves.

General Description

Amounts you allocate under a Contract to the General Account become part of our general assets. Our General Account supports our insurance and annuity obligations, including the Payment of Claims under our Contracts and our Policies, and is subject to the claims of our creditors. The General Account consists of all of our general assets, other than those in the Separate Account and other segregated asset accounts.

We bear the full investment risk for all amounts that Participants allocate to the General Account. We have sole discretion to invest the assets of the General Account, subject to applicable law. Your allocation of Account Value to the General Account does not entitle you to share in the investment experience of the General Account. You should consider our claims paying ability and financial strength when allocating amounts to the General Account.

We guarantee that we will credit interest for the life of the Contract to Account Values in the General Account at a rate at least equal to the minimum rate required by your Contract, if any. If your Contract does not set forth a minimum rate, we will credit interest at a rate at least equal to the minimum rate required by applicable state law or if no state law minimum rate is applicable to a Contract, the guaranteed minimum credited interest rate determined annually by us in accordance with the National Association of Insurance Commissioners (“NAIC”) standard non-forfeiture law for annuities. The NAIC minimum rate is determined in accordance with a formula. The current NAIC minimum rate formula as applied by us is based upon the five-year constant maturity treasury rate reported by the Federal Reserve as of the close of business on the last business day each October. In no event under the current NAIC formula will the minimum guaranteed credited interest rate be less than 1% nor more than 3%. We determine whether the application of the formula will change the minimum guaranteed rate each November, and any change is effective the following January 1. In our sole discretion, we may credit a higher rate of interest to Account Values in the General Account, although we are not obligated to credit interest in excess of the minimum rate. We compound interest daily on Participant Account Values in the General Account, to produce an effective annual yield that is equal to the stated interest rate. You can find the current rate for your Account Value in the General Account in your quarterly statement.

We reserve the right to credit a higher interest rate than the rate otherwise set for amounts allocated to the General Account when the Contractholder uses Hotline Plus for the transmission and receipt of certain information regarding Participants, Deferred Compensation Amounts and other Contract information and in certain other circumstances.

Transfers and Withdrawals

You may transfer Account Value to and from the General Account and, to the extent permitted by the Code and the Plan, may withdraw Account Value from the General Account prior to the Annuity Commencement Date. See “Your Right to Transfer Among Investment Alternatives,” “Frequent Purchases and Redemptions of Fund Shares” and “Your Right to Make Withdrawals” under “Our Payment of Account Value to You or a Beneficiary.” We have the right to delay certain transfers and withdrawals from the General Account for up to six months following the date that we receive the transaction request.

WHERE TO CONTACT US AND GIVE US INSTRUCTIONS

Transfers and Allocation Changes by Telephone or Internet

You may make requests by telephone or Internet for transfers of Account Value (except for transfers to any of the International Funds) or to change the Investment Alternatives to which we will allocate your future Deferred Compensation Amounts. You may not make withdrawal requests by telephone or Internet. On any Valuation Day, we will consider requests by telephone or Internet that we receive prior to 4 p.m. Eastern Time (or the close of the New York Stock Exchange, if earlier) as received that day. We will consider requests that we receive at or after 4 p.m. Eastern Time (or the Exchange close) as received the next Valuation Day.

You must use a password to make Internet requests. Your use of the Password constitutes agreement to use our website in accordance with our rules and requirements. To change your Password, you may follow the instructions at our Internet website. To make telephone requests, you will be asked to provide your personal identification number (PIN) and identifying personal information to our Customer Service Representative.

We reserve the right to suspend or terminate at any time the rights of Participants to request transfers or reallocations by telephone or Internet. We also reserve the right not to accept powers of attorney or other trading authorizations granted by any Participant to a third party. Either telephone or Internet transactions may not be possible during periods of heavy usage or from time to time for technical reasons, and you should place your order by an alternate method during any such period. The company’s failure to follow reasonable procedures may result in liability for any losses due to any unauthorized or fraudulent telephone or Internet transfers.

We will not be liable for following instructions communicated by telephone or Internet that we reasonably believe to be genuine. To confirm that instructions communicated by telephone or Internet are genuine we will ask for personally identifying information to confirm your identity, record all telephone transactions and provide confirmation of transactions, in writing, except for allocation changes made over the Internet.

Frequent Purchases and Redemptions of Fund Shares

The purpose of our Contracts is to assist with the accumulation of long-term retirement savings. Our Contracts are not intended to provide Contractholders and Participants with a means to engage in market timing through frequent transfers of their Account Values in an attempt to take advantage of daily fluctuations in the securities markets.

Excessive frequent transfer practices designed to take advantage of short-term market changes may cause disruption to the efficient administration of portfolio management strategies and increase transaction costs. Under certain market conditions, such transfer practices can harm the investment performance of an Underlying Fund if it involves amounts which are substantial when compared to the net total Underlying Fund assets under management.

Each Underlying Fund has reserved the right to reject any aggregate purchase of Fund shares that it determines to be inconsistent with their Fund’s policies and procedures relating to market timing. As such, there is also a risk that excessive frequent transfer practices by individual Contractholders and Participants could cause an Underlying Fund to reject a net purchase order from a Separate Account Fund on behalf of many Contractholders and Participants, thereby compromising our ability to carry out purchase and redemption orders of many of our Contractholders and Participants.

In consideration of the above, we have adopted and implemented the following policies and procedures with regard to frequent transfers.

Transfers into any of the International Funds can only be effected by mail. Because of the time difference between the close of the United States securities markets and the close of international securities markets, the International Funds are more likely to be subject to market timing transfers than the other Funds.

Accordingly, we have adopted a special administrative rule for transfers into the International Funds and for revocations of such transfer requests. You must send in writing, by U.S.P.S. regular mail, to our Financial Transaction Processing Center in Boca Raton, Florida, all requests for transfers into any of the International Funds or revocations of such transfer requests. We will not accept orders for transfers of your Account Value to any of the International Funds or revocations of such transfer requests placed by any other means, including via our toll free 800 number or our Internet website, nor will we accept such transfer orders or revocations made in writing and delivered by fax, hand or express delivery service to our home office in New York City, any Regional Office or our Financial Transaction Processing Center. We will not accept U.S.P.S. regular mail transfer requests (or revocations of such transfer requests) into any of the International Funds which are received at the home office in New York City or any Regional Office. To obtain a form for making written transfer requests, you may call our toll free number, 1-800-468-3785. You may revoke an order for transfer into any of the International Funds only in writing sent by U.S.P.S. regular mail to our Financial Transaction Processing Center. You may continue to place orders for transfers out of any of the International Funds either in writing, by calling our toll-free number, or via our website, www.mutualofamerica.com.

We reserve the right to modify or terminate the administrative rule for transfers to the International Funds and to extend the rule to other Funds. We also reserve the right to adopt additional rules that would apply to Contractholders and Participants who in our view are repeatedly engaging in short-term trading through transfers of all or a portion of their Account Values in any of the Separate Account Funds offered under our Contracts. Note: The Retirement Funds and the Allocation Funds of the Investment Company may invest in shares of the other Investment Company Funds, including the International Fund, and are exempt from the requirement to place orders for purchases and sales of such shares by U.S.P.S. regular mail.

We work with the Underlying Funds to discourage Contractholders and Participants from engaging in excessive frequent transfers that could harm any Fund’s investment performance. We periodically meet with the management of the Underlying Funds to discuss any factors that may materially impact investment performance of the Underlying Funds, including excessive frequent transfer activity, if any. We periodically request a description of the Underlying Funds’ procedures and controls used to identify any excessive frequent transfer activity and a report on whether any such activity might have an adverse effect on the investment performance of any of the Underlying Funds. It should be noted that each of the Underlying Funds has established its own internal restrictions or minimums, and may decide to apply its own frequent trading policies and procedures to your transactions in the event it determines that, in its opinion, our procedures do not satisfy its particular policies and procedures. The Underlying Fund policies and procedures, if applied to your transactions, could result in a limit on the number of trades you can request in specified time periods, temporary blockage of trades or other actions. In addition, we may be required to disclose information on Participant transfers to the Underlying Funds. We also request assurance that the Underlying Funds are correctly daily valuing their Funds and appropriately using Fair Value Pricing, where required.

We aggregate all daily purchase or redemption orders received from all Contractholders and Participants under the Contracts into a net purchase or redemption of shares of the Underlying Funds. We monitor such aggregate net daily purchase and redemption into or out of each Underlying Fund to make a determination, in our opinion, as to whether such aggregate net trading activity is material in relation to the total assets managed by each of the Underlying Funds, and if so, whether it could have an adverse impact on an Underlying Fund’s investment performance based upon the total net assets under management. We reserve the right to look back from any daily purchase or redemption activity in order to identify frequent transfer activity involving substantial amounts.

Depending on the nature of the net transfer activity, we will determine if there is frequent transfer activity conducted by the same Contractholders and Participants which could adversely impact the investment performance of an Underlying Fund, in view of the total net assets of the Underlying Fund, or could cause an Underlying Fund to reject a net purchase order on behalf of all Contractholders and Participants. In this regard, we can review individual purchase and redemption requests by Contractholders and Participants. If, in our opinion, excessive frequent transfer activity could cause an adverse effect on the investment performance of an Underlying Fund or could cause an Underlying Fund to reject a net purchase order on behalf of all Contractholders and Participants, we will take such actions as are appropriate to discourage such activity from continuing, as noted below. We do not accommodate Participants engaging in market timing. We will take the following actions in the following order:

•	contact the Contractholder or Participant and remind them that the Contracts are not designed to be used for such frequent transfers, request that such activity cease, and inform them that their use of the Internet or the 800-line privileges for transfer activity will be suspended if the activity does not cease;

•	if the activity does not cease, suspend the Contractholder’s or Participant’s Internet and 800-line privileges for transfers and require that all future purchase and redemption requests be carried out solely via a signed, written request to initiate any transaction, to be sent to our Financial Transaction Processing Center in Boca Raton via U.S.P.S. regular mail (the “Regular U.S. Mail Rule”);

•	then, in appropriate circumstances reject a transfer request, consistent with applicable law, rule, and regulation.

These procedures are applied uniformly to all Contractholders and Participants, individually and in the aggregate, engaging in such frequent transfer activity. The Contracts seek to provide a high degree of flexibility to Contractholders and Participants in managing their long-term retirement savings and other benefits and to this end do not have “front end” charges on contributions or transfers, or “back end” surrender or redemption charges on transfers or withdrawals. The Contracts permit unlimited, no-fee transfers between and among our General Account and the Separate Account Funds. We have no arrangements with any person or entities to permit frequent transfer activity and no such arrangements are permitted. We have not set a restriction on the amounts or number of transactions allowed in a given period and have not established a minimum holding period other than as may be applicable regarding the policies as noted above, nor have we set an exchange or redemption fee.

There may be legal and technological limitations on our ability to impose restrictions or limitations on the transfer practices of our Contractholders and Participants which arise out of the state law affecting a Contract and the necessary judgments involved in creating monitoring parameters. Consequently, our ability to discourage excessive frequent transfers that do not involve material or substantial amounts in the Separate Account Funds may be limited. The detection or deterrence of frequent transfer activity involves judgments that are inherently subjective. Accordingly, there is no assurance that we can restrict all transfer activity that may adversely affect Contractholders or Participants. There can be no assurance that frequent transfers in the Separate Account Funds will not occur. As a result of the limitations, restrictions and judgments described in this paragraph, it is possible that some participants may succeed in frequent trading activities, and in that eventuality, the effects, if any, of such activities may to some degree impact the other participants in the Separate Account.

Contacting Mutual of America

Our home office address is:

Mutual of America Life Insurance Company

320 Park Avenue

New York, New York 10022-6839

You can obtain the address of your Regional Office by calling our toll-free number, 1-800-468-3785, or by visiting our website, www.mutualofamerica.com.

Participants and Contractholders must send in writing all notices and elections required or permitted under the Contracts, except that you may give certain instructions by telephone or Internet, as described above.

Where You Should Direct Requests

You may request an allocation instruction change or a transfer of Account Value among Investment Alternatives (except for transfers to any of the International Funds) by calling 1-800-468-3785, visiting our website at www.mutualofamerica.com or writing to our Financial Transaction Processing Center. You must send requests for transfer of Account Value to any of the International Funds or revocations of such requests by U.S.P.S. regular mail to our Financial Transaction Processing Center as instructed above. The address is:

Mutual of America Life Insurance Company

Financial Transaction Processing Center

1150 Broken Sound Parkway NW

Boca Raton, FL 33487-3598

For withdrawals, you must make your request according to our procedures, which we may change from time to time.

Under our current procedures, you should make a withdrawal request by writing to your Regional Office.

You should use our forms to submit written requests to us; incomplete, unclear or unsigned forms will be returned without action.

ADMINISTRATIVE MATTERS

Confirmation Statements to Participants

We will send you a confirmation statement each time you change your allocation instructions (except that we will not send one for allocation instruction changes via our website), we receive a new Deferred Compensation Amount for you, you transfer any portion of your Account Value among the Investment Alternatives, the change in the number of Accumulation Units and the change in Accumulation Unit Values attributable to your plan becoming, or ceasing to be, eligible for the Reduced Fee, or you make a withdrawal. A confirmation statement for a Deferred Compensation Amount may be part of your next quarterly account statement. You must notify us of any error in a confirmation statement within 30 days after the date we processed the change or transaction, or within 30 days after the end of the period covered by the quarterly statement that serves as the confirmation statement, or you will lose the right to have us correct the error.

Designation of Beneficiary

You may designate a Beneficiary to receive any payments due upon your death, subject to any limits under a Plan or the Code. You may change the Beneficiary either before or after the Annuity Commencement Date, by providing us (or the Contractholder or employer when the Contractholder or employer has agreed to hold such information) with written notice of the change. The designation or change in designation will take effect as of the date we (or your Contractholder or employer, if applicable) receive notice, whether or not you are living at the time of such receipt. We will not be liable, however, for any payment or settlement we make before we receive the notice of Beneficiary or change of Beneficiary.

You should specify a Beneficiary and periodically review your Beneficiary designation. We are required to pay the Beneficiary as shown in our records. You may not change a Beneficiary by naming a different person in your will.

If no Beneficiary designated by you is living at the time of your death during the Accumulation Period, or when the Annuitant dies (and the joint Annuitant, if any, dies) during the Annuity Period, unless your Plan provides otherwise we will pay a single sum payment or the commuted value of any remaining periodic payments to a Beneficiary or Beneficiaries determined under the Contract. The Contract lists classes of Beneficiaries in an order of preference. We will pay the surviving family member(s) in the first class of Beneficiaries we find, in this order: your spouse; your children; your parents; and your brothers and sisters. If we do not find family members in these classes, we will pay the executors or administrators of your estate.

Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, after a thorough search, we are unable to locate the Beneficiary of the death benefit, or the Beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the beneficiary or the contract owner last resided, as shown on our books and records, or to our state of domicile. This “escheatment” is revocable, however, and the state is obligated to pay the death benefit if your Beneficiary steps forward to claim it with the proper documentation. To prevent such escheatment, it is important that you periodically review and update, if necessary, your Beneficiary designations, including full names and complete addresses, if and as they change.

Certain Administrative Provisions

Assignment of Contract. Contractholders and Participants may not assign or transfer a Contract or any rights under a Contract, except as otherwise required or permitted by law.

Modification of Contracts. Our rights and obligations under a Contract cannot be changed or waived, unless one of our duly authorized officers signs a written agreement of the change or waiver.

We may change a Contract at any time by amendment or replacement, upon not less than 60 days’ written advance notice to the Contractholder, without the consent of any Participant or the consent of any other person who is or may become entitled to benefits under the Contract. Any change we make may not affect the amount or the terms of Annuity Payments that began before such change.

Evidence of Survival. When payment of a benefit is contingent upon the survival of any person, we may require that evidence of that person’s survival be furnished to us, either by personal endorsement of the check drawn for payment, or by other means satisfactory to us.

Misstatement of Information. If we pay a benefit under a Contract based on information that you or a Beneficiary misstated to us, we will recalculate the benefit when we learn of the misstatement. We will adjust the amount of the benefit payments, or the amount applied to provide the benefit, or both, to the proper amount we determine based on the corrected information.

If we underpaid benefits due to any misstatement, we will pay the amount of the underpayment in full with the next payment due under the Contract. If we overpaid any benefits due to a misstatement, we will deduct the overpayment to the extent possible from payments as they become due under the Contract. We will include interest on the amount of any underpayments or overpayments, at the effective rate designated in the Contract.

Information and Determination. Contractholders and Participants, as appropriate, must furnish us with the facts and information that we may require for the operation of the Contract including, upon request, the original or photocopy of any pertinent records held by the Contractholder, employer or Participant. A Contractholder should report to us any determination that the Contractholder or employer makes pursuant to the terms of the Plan. We may rely on reports and other information furnished by Contractholders, employers or Participants and are not obligated to inquire as to the accuracy or completeness of such reports and information.

Participation in Divisible Surplus

We are a mutual life insurance company and consequently have no stockholders. Participants share in our earnings through any dividends approved by the Company’s Board of Directors. We can give no assurance as to the amount of divisible surplus, if any, that will be available for distribution under the Contracts in the future. The determination of such divisible surplus is within the sole discretion of our Board of Directors. No dividends are anticipated.

FEDERAL TAX INFORMATION

For federal income tax purposes, the Separate Account is not separate from us, and its operations are considered part of our operations. Under existing federal income tax law, we do not pay taxes on the net investment income and realized capital gains earned by the Separate Account. We reserve the right, however, to make a deduction for taxes if in the future we must pay tax on the Separate Account’s operations.

Obtaining Tax Advice

The summary below of the current federal tax status and consequences for Participants under the Contracts is not comprehensive and is for information purposes only. Tax provisions and regulations may change at any time. Tax results may vary depending upon your individual situation, and special rules may apply to you in certain cases. You also may be subject to state and local taxes, and state and local tax treatment may not conform to federal tax law. For these reasons, you or a Beneficiary should consult a qualified tax adviser for complete tax information.

Taxation of Your Account Value and Withdrawals

The general rule is that you must receive a payment under a Plan in order to be subject to income taxation. Except for Designated Roth Contributions, you do not include in your gross income any Deferred Compensation Amounts sent to us by the Contractholder, your employer, on your behalf, or interest or investment earnings we credit to your Account Value, until you withdraw or otherwise receive such amounts, or you have them otherwise made available to you if your employer is a tax-exempt organization that is not a Governmental Unit. The taxation of distributions from Designated Roth Accounts is determined separately from the taxation of your Employee Contribution Account and Rollover Contribution Account. In addition, qualified distributions from Designated Roth Accounts are not taxable. See “Special Treatment for Designated Roth Contributions” below.

When you receive a Plan distribution or Annuity Payments, the payment will be taxable to you as ordinary income.

The Contract

We currently only offer the Contract for use with an eligible deferred compensation plan adopted by a Governmental Unit which plan is designed to meet the requirements of Section 457(b) of the Code. Contractholders or employers are responsible for establishing and administering the Plan in accordance with Section 457. For example, a Contractholder or employer must comply with the limitations on the amounts you may defer and restrictions on withdrawals.

An eligible deferred compensation plan other than an eligible deferred compensation plan established by a Governmental Unit must provide that the Account Values under the Contract shall remain solely the property of the Contractholder, subject only to the claims of the Contractholder’s general creditors, until made available to you or your Beneficiary. Eligible deferred compensation plans established by Governmental Units must provide that all plan assets will be held for the exclusive benefit of plan participants in trusts or in custodial accounts or group annuity contracts that are treated as trusts under Section 457 of the Code. Such plan assets are not subject to the claims of the Governmental Unit’s general creditors.

Special Treatment for Designated Roth Contributions. If permitted by your Plan, you may irrevocably designate a Deferred Compensation Amount as a Designated Roth Contribution, to be deposited into a Designated Roth Account. While a Designated Roth Contribution is not excludable from your gross income when made, a qualified distribution from a Designated Roth Account is not includible in your gross income when distributed.

A qualified distribution is generally a distribution made:

1.	After the end of the five-year period beginning with the year in which you first made a contribution to any Designated Roth Account under the Plan; and

2.	In one of the following circumstances:

a.	You are age 59 1⁄2 or older, or

b.	You have died or become disabled.

The taxable portion of any distribution from a Designated Roth Account that is not a qualified distribution will be determined by applying the general tax concepts described above as if your Designated Roth Account were a separate contract, i.e., by dividing your investment in the contract (i.e. your Designated Roth Contributions) by your Designated Roth Account balance as of the date of the distribution.

Withholding on Withdrawals and Other Payments

If your employer is a tax-exempt organization that is not a Governmental Unit, amounts of Account Value that you withdraw or receive as Annuity Payments generally are treated as wages for withholding purposes. We may be required to withhold various taxes, including federal income tax, and in some circumstances federal and state employment taxes. In addition, certain states require us to withhold for state income taxes if we withhold federal income taxes. The same rules generally apply to payments of death benefits. When you (or a Beneficiary) request withdrawals or Annuity Payments, you or the Beneficiary should ask the employer’s deferred compensation board or committee about all withholding tax requirements.

If your employer is a Governmental Unit, distributions are not treated as wages for tax withholding purposes and different tax withholding rules apply. Distributions eligible for rollover normally will be subject to automatic 20% federal income tax withholding, unless you elect to have us pay the entire eligible withdrawal directly as a tax-free rollover to another eligible plan or an IRA.

The mandatory 20% tax withholding also does not apply to any distribution that is:

•	one of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated Beneficiary, or a specified period of 10 years or more,

•	a minimum distribution required under Section 401(a)(9) of the Code,

•	a hardship withdrawal if permitted by the Plan, or

•	a qualified distribution from a Designated Roth Account.

When you or a Beneficiary request withdrawals or Annuity Payments, we will provide detailed information and advise you or the Beneficiary of possible elections that may be made. You or the Beneficiary should carefully review this information.

If you withdraw any amounts that were previously rolled over to a 457 Plan of a Governmental Unit from another type of plan or an IRA, a 10% federal tax penalty may apply to the taxable portion of the withdrawal if you have not yet reached age 59 1⁄2.

YOUR VOTING RIGHTS FOR MEETINGS OF THE UNDERLYING FUNDS

We will vote the shares of the Underlying Funds owned by the Separate Account at regular and special meetings of the shareholders of the Underlying Funds. We will cast our votes according to instructions we receive from Participants. The number of Underlying Fund shares that we may vote at a meeting of shareholders will be determined as of a record date set by the Board of Directors or Trustees of the Underlying Fund.

We will vote 100% of the shares that a Separate Account Fund owns. If you do not send us voting instructions, we will vote the shares attributable to your Account Value in the same proportion as we vote shares for which we have received voting instructions from Participants. We will determine the number of Accumulation Units attributable to each Participant for purposes of giving voting instructions as of the same record date used by the Underlying Fund.

Each Participant who has the right to give us voting instructions for a shareholders’ meeting of an Underlying Fund will receive information about the matters to be voted on, including the Underlying Fund’s proxy statement and a voting instructions form to return to us.

We may elect to vote the shares of the Underlying Funds held by our Separate Account in our own discretion if the Investment Company Act of 1940 is amended, or if the present interpretation of the Act changes with respect to our voting of these shares.

PERFORMANCE INFORMATION FOR THE SEPARATE ACCOUNT FUNDS

Money Market Fund

From time to time, we may include quotations of the yield and effective yield of the Separate Account’s Money Market Fund in advertisements, sales literature or reports to Participants. These yield figures show historical performance of the Fund assuming a hypothetical investment for the period indicated in the yield quotation. Yield figures do not indicate future performance.

The yield of the Money Market Fund refers to the net investment income generated by the Fund over a specified seven-day period (with the ending date stated). We then annualize this income. That is, we assume that the amount of income the Fund generates during that week is generated during each week in a 52-week period and we show the income as a percentage.

The effective yield is calculated similarly to yield, except that when we annualize income, we assume that the income earned by an investment in the Fund is reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. Yield and Effective Yield are calculated in accordance with SEC standards. Refer to the Statement of Additional Information under the heading “Yield and Performance Information” for more information.

Yield and effective yield for the Money Market Fund will vary based on its expenses and the performance of the Investment Company Money Market Fund, which reflects (among other things) changes in market conditions and the level of its expenses. You can lose money invested in the Money Market Fund. The Money Market Fund had negative returns for periods of time in each calendar year from 2009 through 2015.

Total Return of Funds

We may advertise performance related information for the Funds of the Separate Account. Performance information for the Separate Account Funds is based upon past performance and is not an indication of future performance. Total returns are calculated in accordance with SEC standards and such returns are referred to as “standardized total returns.” The standardized total return contained in such advertising is customarily calculated for one, three, five and ten year periods from the later of the Separate Account’s inception or the Fund’s inception. Different periods are used if either the Fund or the Separate Account has not been in existence for at least ten years. Total return is determined by comparing the value of an investment in the Separate Account Fund at the beginning of the relevant period to the value of that investment at the end of the period, with deductions from total return for the total annual Underlying Fund operating expenses, any contingent deferred sales charge (we do not currently have such charges), and Separate Account Annual Expenses. Total return quotations are expressed in terms of average annual compounded rates of return for all periods quoted and assume that all dividends and capital gains distributions were reinvested. Total return for a Separate Account Fund will vary based on its expenses and its performance which reflects (among other things) changes in market conditions.

We may include Average Annual Total Returns reflecting reduced fees available to participants in certain plans as described in “Tables of Annual Expenses” and “Charges under the Contracts” in the Prospectus. We may include non-standardized total returns that predate the inception of the Fund in the Separate Account, by assuming that the Funds had been included in the Separate Account for periods prior to their inception with the Separate Account and deducting charges equal to those currently assessed by the Separate Account along with actual total annual Underlying Fund operating expenses. All non-standard total return advertisements are, and must be, accompanied by standardized total returns.

We may also include information in our advertisements that addressed various topics, such as the effects of various current developments on the economy, securities markets, investment strategies and techniques, customer profiles and hypothetical investment scenarios, financial management, tax and retirement planning and other information relevant to investing in the Separate Account and your Contract.

For a detailed description of the methods we use to determine yield and total return for the Separate Account’s Funds, see the Statement of Additional Information.

FUNDING AND OTHER CHANGES WE MAY MAKE

We reserve the right to make certain changes to the structure and operation of the Separate Account Funds at our discretion and without your prior consent. We may add, delete, or substitute funds for all contractowners or only for certain classes of contractowners. New or substitute funds may have different fees and expenses, and may only be offered to certain classes of contractowners. In making changes, we will comply with applicable law and will obtain the approval of Participants and/or the Contractholders, if required.

Substitutions may be made with respect to existing investments or the investment of future purchase payments, or both. We may close subaccounts to allocations of purchase payments or contract value, or both, at any time in our sole discretion. The funds, which sell their shares to the subaccounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the subaccounts. Substitutions might also occur if shares of a fund should no longer be available, or if investment in any fund’s shares should become inappropriate, in the judgment of our management, for the purposes of the contract, or for any other reason in our sole discretion and, if required, after obtaining any approval that may be required by law or regulation.

We also may:

•	create new investment funds of the Separate Account at any time;

•	to the extent permitted by state and federal law, modify, combine or remove investment funds in the Separate Account;

•	transfer assets we have determined to be associated with the class of contracts to which the Contracts belong from one investment fund of the Separate Account to another investment fund;

•	create additional separate accounts or combine any two or more accounts including the Separate Account;

•	transfer assets we have determined to be associated with the class of contracts to which the Contracts belong from the Separate Account to another separate account of ours by withdrawing the same percentage of each investment in the Separate Account, with appropriate adjustments to avoid odd lots and fractions;

•	operate the Separate Account as a diversified, open-end management investment company under the 1940 Act, or in any other form permitted by law, and designate an investment advisor for its management, which may be us, an affiliate of ours or another person;

•	deregister the Separate Account under the 1940 Act; and

•	operate the Separate Account under the general supervision of a committee, any or all the members of which may be interested persons (as defined in the 1940 Act) of ours or our affiliates, or discharge the committee for the Separate Account.

We may modify the provisions of the contracts to reflect changes to the investment funds and the Separate Account and to comply with applicable law. We will not make any changes without any regulatory approval that may be required and, if we make any such changes, we will provide you with written notice as may be required under applicable law or regulation.

LEGAL PROCEEDINGS

We are engaged in litigation of various kinds, which in our judgment are not of material importance in relation to our total assets. There are no legal proceedings pending to which the Separate Account is a party.

OUR STATEMENT OF ADDITIONAL INFORMATION

The SAI contains more information about the Contracts and our operations. It also contains the most recent audited financial statements of Separate Account No. 2 and Mutual of America.

Table of Contents of SAI

Distribution of the Contracts	Periodic Reports
Calculation of Accumulation Unit Values	Independent Registered Public Accounting Firm
Yield and Performance Information	Additional Information
Safekeeping of Separate Account Assets	Financial Statements
State Regulation

How To Obtain the SAI

You may receive a copy of the SAI at no charge by calling 1-800-468-3785 or by completing the Form below and mailing it to Mutual of America Life Insurance Company, 320 Park Avenue, New York, New York 10022-6839.

The SEC has an Internet website at http://www.sec.gov. You may obtain our Registration Statement for the Contracts, including the SAI, and the Separate Account’s annual financial statement reports through the SEC’s Internet site. You also may obtain copies of these documents, upon your payment of a duplicating fee, by writing to the SEC’s Public Reference Section, 100 F Street, NE, Washington, DC 20549-0102. Call 1-202-551-8090 for information on the operation of the SEC’s Public Reference Room.

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To: Mutual of America Life Insurance Company

Please send me a copy of the Statement of Additional Information dated May 1, 2016 for the Section 457 Plan Contract offered by Mutual of America. My name and address are as follows:

Name
Street Address
City	State	Zip

APPENDIX A

UNIT VALUE INFORMATION FOR THE SEPARATE ACCOUNT FUNDS

The tables below show changes in Accumulation Unit values and in the total number of units outstanding for each Separate Account Fund for the ten year period (or from the commencement of operations if less) to December 31, 2015. The information below for each of the ten years (or less, depending on the start date of each fund) ended December 31, 2015 is excerpted from the financial statements of the Separate Account, which have been audited by KPMG LLP, the Separate Account’s independent registered public accounting firm. The Separate Account’s financial statements for the year ended December 31, 2015, along with KPMG LLP’s report thereon, are available to you free of charge by calling 1-800-468-3785.

We calculate Accumulation Unit values from the net asset values of the Underlying Funds. Information is not shown for the 2055 Retirement Fund because the fund will commence operations on or after October 1, 2016.

Standard Units

	Investment Company Equity Index Fund (Standard)
	2015		2014	2013	2012	2011	2010	2009	2008	2007	2006
Unit value, beginning of year		$5.330	$4.753	$3.643	$3.180	$3.159	$2.783	$2.227	$3.571	$3.425	$2.989

Unit value, end of year	$		$5.330	$4.753	$3.643	$3.180	$3.159	$2.783	$2.227	$3.571	$3.425

Thousands of accumulation units outstanding, end of year		57,000	57,445	55,789	59,193	61,506	66,679	68,767	65,771	68,522	77,744

	Investment Company All America Fund (Standard)
	2015		2014	2013	2012	2011	2010	2009	2008	2007	2006
Unit value, beginning of year		$15.288	$13.919	$10.663	$9.406	$9.497	$8.147	$6.560	$10.260	$9.930	$8.656

Unit value, end of year	$		$15.288	$13.919	$10.663	$9.406	$9.497	$8.147	$6.560	$10.260	$9.930

Thousands of accumulation units outstanding, end of year		10,000	10,455	11,577	12,478	13,523	15,222	16,090	16,718	18,638	22,177

	Investment Company Small Cap Value Fund (Standard)
	2015		2014	2013	2012	2011	2010	2009	2008	2007	2006
Unit value, beginning of period/year		$2.013	$1.937	$1.516	$1.329	$1.379	$1.091	$0.851	$1.189	$1.249	$1.071

Unit value, end of period/year	$		$2.013	$1.937	$1.516	$1.329	$1.379	$1.091	$0.851	$1.189	$1.249

Thousands of accumulation units outstanding, end of period/year		52,000	52,895	60,755	65,627	71,636	75,792	72,395	69,541	73,367	87,617

	Investment Company Small Cap Growth Fund (Standard)
	2015		2014	2013	2012	2011	2010	2009	2008	2007	2006
Unit value, beginning of period/year		$1.980	$1.896	$1.359	$1.303	$1.350	$1.023	$0.809	$1.243	$1.198	$1.050

Unit value, end of period/year	$		$1.980	$1.896	$1.359	$1.303	$1.350	$1.023	$0.809	$1.243	$1.198

Thousands of accumulation units outstanding, end of period/year		59,000	59,683	73,999	70,509	79,438	81,486	75,326	72,573	74,886	84,420

	Investment Company Mid Cap Value Fund (Standard)
	2015		2014	2013	2012	2011	2010	2009	2008	2007	2006
Unit value, beginning of period/year		$1.794	$1.596	$1.264	$1.153	$1.192	$1.013	$0.816	$1.222	$1.223	$1.064

Unit value, end of period/year	$		$1.794	$1.596	$1.264	$1.153	$1.192	$1.013	$0.816	$1.222	$1.223

Thousands of accumulation units outstanding, end of period/year		18,000	18,280	15,364	14,987	15,772	15,980	13,566	11,568	10,362	8,145

	Investment Company Mid-Cap Equity Index Fund (Standard)
	2015		2014	2013	2012	2011	2010	2009	2008	2007	2006
Unit value, beginning of year		$3.632	$3.352	$2.547	$2.188	$2.260	$1.808	$1.335	$2.115	$1.980	$1.815

Unit value, end of year	$		$3.632	$3.352	$2.547	$2.188	$2.260	$1.808	$1.335	$2.115	$1.980

Thousands of accumulation units outstanding, end of period/year		63,000	63,510	69,280	66,532	70,910	69,874	71,371	65,454	70,944	77,066

	Investment Company Composite Fund (Standard)
	2015		2014	2013	2012	2011	2010	2009	2008	2007	2006
Unit value, beginning of year		$8.816	$8.178	$7.113	$6.448	$6.346	$5.775	$4.920	$6.406	$6.060	$5.518

Unit value, end of year	$		$8.816	$8.178	$7.113	$6.448	$6.346	$5.775	$4.920	$6.406	$6.060

Thousands of accumulation units outstanding, end of year		11,000	11,632	12,383	13,626	14,678	16,413	17,127	18,190	19,977	23,215

	Investment Company International Fund (Standard)
	2015		2014	2013	2012	2011	2010	2009	2008	2007(1)
Unit value, beginning of period/year		$0.858	$0.924	$0.776	$0.662	$0.766	$0.715	$0.576	$0.969	$1.000

Unit value, end of period/year	$		$0.858	$0.924	$0.776	$0.662	$0.766	$0.715	$0.576	$0.969

Units Outstanding (000’s), end of period/year		8,000	8,706	9,019	9,256	7,800	6,707	4,534	1,998	197

	Investment Company Money Market Fund (Standard)
	2015		2014	2013	2012	2011	2010	2009	2008	2007	2006
Unit value, beginning of year		$2.396	$2.429	$2.462	$2.496	$2.531	$2.560	$2.586	$2.549	$2.449	$2.356

Unit value, end of year	$		$2.396	$2.429	$2.462	$2.496	$2.531	$2.560	$2.586	$2.549	$2.449

Thousands of accumulation units outstanding, end of year		11,000	11,341	12,778	15,265	17,362	20,295	22,906	31,629	30,862	23,613

	Investment Company Mid-Term Bond Fund (Standard)
	2015		2014	2013	2012	2011	2010	2009	2008	2007	2006
Unit value, beginning of year		$2.343	$2.297	$2.338	$2.290	$2.180	$2.060	$1.869	$1.852	$1.743	$1.687

Unit value, end of year	$		$2.343	$2.297	$2.338	$2.290	$2.180	$2.060	$1.869	$1.852	$1.743

Thousands of accumulation units outstanding, end of year		24,000	24,803	27,517	33,149	35,372	38,104	34,644	31,695	21,789	23,736

	Investment Company Bond Fund (Standard)
	2015		2014	2013	2012	2011	2010	2009	2008	2007	2006
Unit value, beginning of year		$6.103	$5.810	$5.935	$5.670	$5.349	$5.037	$4.435	$4.555	$4.340	$4.179

Unit value, end of year	$		$6.103	$5.810	$5.935	$5.670	$5.349	$5.037	$4.435	$4.555	$4.340

Thousands of accumulation units outstanding, end of year		20,000	20,888	21,938	23,438	23,165	21,945	19,352	15,862	15,158	14,873

	Investment Company Retirement Income Fund (Standard)
	2015		2014	2013	2012	2011	2010	2009	2008	2007(1)
Unit value, beginning of period/year		$1.362	$1.294	$1.220	$1.152	$1.113	$1.031	$0.895	$0.999	$1.000

Unit value, end of period/year	$		$1.362	$1.294	$1.220	$1.152	$1.113	$1.031	$0.895	$0.999

Units Outstanding (000’s), end of period/year		10,000	10,750	9,177	8,962	8,162	5,971	3,904	1,995	530

(1)	For the period November 5, 2007 (commencement of operations) to December 31, 2007.

	Investment Company 2010 Retirement Fund (Standard)
	2015		2014	2013	2012	2011	2010	2009	2008	2007(1)
Unit value, beginning of period/year		$1.351	$1.279	$1.158	$1.0687	$1.049	$0.951	$0.801	$0.979	$0.988

Unit value, end of period/year	$		$1.351	$1.279	$1.158	$1.068	$1.049	$0.951	$0.801	$0.979

Units Outstanding (000’s), end of period/year		6,000	6,133	6,527	7,087	7,327	7,227	7,308	4,494	449

	Investment Company 2015 Retirement Fund (Standard)
	2015		2014	2013	2012	2011	2010	2009	2008	2007(1)
Unit value, beginning of period/year		$1.341	$1.267	$1.117	$1.022	$1.013	$0.912	$0.759	$0.969	$0.982

Unit value, end of period/year	$		$1.341	$1.267	$1.117	$1.022	$1.013	$0.912	$0.759	$0.969

Units Outstanding (000’s), end of period/year		36,000	36,928	37,589	39,009	36,243	33,377	22,505	12,185	2,117

	Investment Company 2020 Retirement Fund (Standard)
	2015		2014	2013	2012	2011	2010	2009	2008	2007(1)
Unit value, beginning of period/year		$1.343	$1.266	$1.088	$0.986	$0.983	$0.871	$0.714	$0.958	$0.974

Unit value, end of period/year	$		$1.343	$1.266	$1.088	$0.986	$0.983	$0.871	$0.714	$0.958

Units Outstanding (000’s), end of period/year		69,000	69,565	64,446	52,040	42,477	34,563	23,701	11,723	2,143

	Investment Company 2025 Retirement Fund (Standard)
	2015		2014	2013	2012	2011	2010	2009	2008	2007(1)
Unit value, beginning of period/year		$1.380	$1.293	$1.081	$0.969	$0.972	$0.851	$0.686	$0.966	$0.986

Unit value, end of period/year	$		$1.380	$1.293	$1.081	$0.969	$0.972	$0.851	$0.686	$0.966

Units Outstanding (000’s), end of period/year		67,000	67,887	63,819	53,778	41,690	32,390	20,565	8,163	651

	Investment Company 2030 Retirement Fund (Standard)
	2015		2014	2013	2012	2011	2010	2009	2008	2007(1)
Unit value, beginning of period/year		$1.416	$1.321	$1.081	$0.962	$0.972	$0.842	$0.672	$0.968	$0.991

Unit value, end of period/year	$		$1.416	$1.321	$1.081	$0.962	$0.972	$0.842	$0.672	$0.968

Units Outstanding (000’s), end of period/year		50,000	50,653	47,430	41,160	33,092	24,247	16,971	6,652	740

	Investment Company 2035 Retirement Fund (Standard)
	2015		2014	2013	2012	2011	2010	2009	2008	2007(1)
Unit value, beginning of period/year		$1.410	$1.318	$1.059	$0.937	$0.954	$0.819	$0.651	$0.973	$1.000

Unit value, end of period/year	$		$1.410	$1.318	$1.059	$0.937	$0.954	$0.819	$0.651	$0.973

Units Outstanding (000’s), end of period/year		41,000	41,438	38,511	33,044	25,363	20,271	12,881	4,644	344

	Investment Company 2040 Retirement Fund (Standard)
			2014	2013	2012	2011	2010	2009	2008	2007(1)
Unit value, beginning of period/year		$1.407	$1.322	$1.052	$0.929	$0.952	$0.812	$0.641	$0.962	$0.990

Unit value, end of period/year	$		$1.407	$1.322	$1.052	$0.929	$0.952	$0.812	$0.641	$0.962

Units Outstanding (000’s), end of period/year		35,000	35,020	35,092	30,913	24,331	18,624	11,295	3,978	323

	Investment Company 2045 Retirement Fund (Standard)
			2014	2013	2012	2011	2010	2009	2008	2007(1)
Unit value, beginning of period/year		$1.395	$1.315	$1.042	$0.921	$0.946	$0.806	$0.638	$0.959	$0.988

Unit value, end of period/year	$		$1.395	$1.315	$1.042	$0.921	$0.946	$0.806	$0.638	$0.959

Units Outstanding (000’s), end of period/year		42,000	42,514	41,653	37,864	28,787	21,213	12,807	4,062	236

(1)	For the period November 5, 2007 (commencement of operations) to December 31, 2007.

	Investment Company 2050 Retirement Fund (Standard)
	2015		2014	2013	2012(2)
Unit value, beginning of period/year		$1.361	$1.286	$1.015	$1.000

Unit value, end of period/year	$		$1.361	$1.286	$1.015

Units Outstanding (000’s), end of period/year		9,000	9,097	4,702	493

	Investment Company Conservative Allocation Fund (Standard)
	2015		2014	2013	2012	2011	2010	2009	2008	2007	2006
Unit value, beginning of year		$1.690	$1.604	$1.512	$1.425	$1.363	$1.259	$1.096	$1.231	$1.168	$1.102

Unit value, end of year	$		$1.690	$1.604	$1.512	$1.425	$1.363	$1.259	$1.096	$1.231	$1.168

Thousands of accumulation units outstanding, end of year		25,000	25,746	23,231	23,645	19,459	17,239	13,280	9,620	7,721	5,517

	Investment Company Moderate Allocation Fund (Standard)
	2015		2014	2013	2012	2011	2010	2009	2008	2007	2006
Unit value, beginning of year		$2.062	$1.937	$1.695	$1.547	$1.503	$1.342	$1.117	$1.406	$1.334	$1.233

Unit value, end of year	$		$2.062	$1.937	$1.695	$1.547	$1.503	$1.342	$1.117	$1.406	$1.334

Thousands of accumulation units outstanding, end of year		55,000	55,236	57,199	56,603	51,632	51,013	45,667	38,344	35,240	31,037

	Investment Company Aggressive Allocation Fund (Standard)
	2015		2014	2013	2012	2011	2010	2009	2008	2007	2006
Unit value, beginning of year		$2.382	$2.239	$1.824	$1.628	$1.611	$1.391	$1.117	$1.570	$1.501	$1.354

Unit value, end of year	$		$2.382	$2.239	$1.824	$1.628	$1.611	$1.391	$1.117	$1.570	$1.501

Thousands of accumulation units outstanding, end of year		37,000	37,261	39,964	42,816	42,489	41,698	41,229	33,937	29,353	23,483

	Fidelity VIP Equity-Income Portfolio (Standard)
	2015		2014	2013	2012	2011	2010	2009	2008	2007	2006
Unit value, beginning of year		$64.219	$59.726	$47.118	$40.611	$40.663	$35.642	$27.593	$48.503	$48.158	$40.389

Unit value, end of year	$		$64.219	$59.726	$47.118	$40.611	$40.663	$35.642	$27.593	$48.503	$48.158

Thousands of accumulation units outstanding, end of year		2,000	2,291	2,482	2,646	2,871	3,148	3,325	3,226	3,514	4,162

	Fidelity VIP Asset Manager Portfolio (Standard)
	2015		2014	2013	2012	2011	2010	2009	2008	2007	2006
Unit value, beginning of year		$43.964	$42.002	$36.698	$32.987	$34.227	$30.233	$23.604	$33.380	$29.134	$27.365

Unit value, end of year	$		$43.964	$42.002	$36.698	$32.987	$34.227	$30.233	$23.604	$33.380	$29.134

Thousands of accumulation units outstanding, end of year		1,000	1,634	1,740	1,961	2,042	2,202	2,303	2,156	1,884	1,929

	Fidelity VIP Contrafund® Portfolio (Standard)
	2015		2014	2013	2012	2011	2010	2009	2008	2007	2006
Unit value, beginning of year		$72.513	$65.493	$50.432	$43.801	$45.431	$39.119	$29.057	$50.951	$43.679	$39.413

Unit value, end of year	$		$72.513	$65.493	$50.432	$43.801	$45.431	$39.119	$29.057	$50.951	$43.679

Thousands of accumulation units outstanding, end of year		5,000	5,386	5,767	6,355	6,811	7,505	7,863	7,551	7,826	8,202

(2)	For the period October 1, 2012 (commencement of operations) to December 31, 2012.

	Fidelity VIP Mid Cap Portfolio (Standard)
	2015		2014	2013	2012	2011	2010	2009	2008	2007	2006
Unit value, beginning of period/year		$67.973	$64.662	$47.986	$42.252	$47.789	$37.438	$26.940	$44.844	$39.097	$34.969

Unit value, end of period/year	$		$67.973	$64.662	$47.986	$42.252	$47.789	$37.438	$26.940	$44.844	$39.097

Thousands of accumulation units outstanding, end of period/year		1,000	1,328	1,504	1,585	1,763	2,121	1,821	1,287	1,239	789

	Vanguard Variable Insurance Fund Diversified Value Portfolio (Standard)
	2015		2014	2013	2012	2011	2010	2009	2008	2007	2006
Unit value, beginning of period/year		$24.519	$22.596	$17.672	$15.353	$14.952	$13.817	$10.985	$17.358	$16.853	$14.305

Unit value, end of period/year	$		$24.519	$22.596	$17.672	$15.353	$14.952	$13.817	$10.985	$17.358	$16.853

Thousands of accumulation units outstanding, end of period/year		4,000	3,838	3,578	3,570	3,279	3,101	2,945	2,398	2,477	2,229

	Vanguard Variable Insurance Fund International Portfolio (Standard)
	2015		2014	2013	2012	2011	2010	2009	2008	2007	2006
Unit value, beginning of period/year		$25.659	$27.645	$22.676	$19.103	$22.360	$19.522	$13.796	$25.272	$21.720	$17.291

Unit value, end of period/year	$		$25.659	$27.645	$22.676	$19.103	$22.360	$19.522	$13.796	$25.272	$21.720

Thousands of accumulation units outstanding, end of period/year		5,000	5,122	5,664	4,237	4,409	4,520	4,567	3,446	3,084	1,834

	Vanguard Variable Insurance Fund REIT Index Portfolio (Standard)
	2015		2014	2013(3)
Unit value, beginning of period		$15.178	$11.807	$12.330

Unit value, end of period	$		$15.178	$11.807

Thousands of accumulation units outstanding, end of period		2,000	1,756	150

	American Century VP Capital Appreciation Fund (Standard)
	2015		2014	2013	2012	2011	2010	2009	2008	2007	2006
Unit value, beginning of year		$38.617	$36.051	$27.797	$24.192	$26.122	$20.051	$14.723	$27.537	$19.011	$16.324

Unit value, end of year	$		$38.617	$36.051	$27.797	$24.192	$26.122	$20.051	$14.723	$27.537	$19.011

Thousands of accumulation units outstanding, end of year		5,000	4,094	4,883	5,350	5,501	5,890	5,766	5,253	6,052	3,985

	American Funds Insurance Series New World Fund® (Standard)
	2015		2014	2013(3)
Unit value, beginning of period		$23.058	$25.268	$23.490

Unit value, end of period	$		$23.058	$25.268

Thousands of accumulation units outstanding, end of period		80	79	34

	Calvert VP SRI Balanced Portfolio (Standard)
	2015		2014	2013	2012	2011	2010	2009	2008	2007	2006
Unit value, beginning of year		$5.052	$4.665	$4.001	$3.665	$3.547	$3.197	$2.575	$3.783	$3.715	$3.446

Unit value, end of year	$		$5.052	$4.665	$4.001	$3.665	$3.547	$3.197	$2.575	$3.783	$3.715

Thousands of accumulation units outstanding, end of year		14,000	13,495	14,532	15,622	15,892	16,772	16,832	15,959	16,324	17,358

(3) For the period August 5, 2013 (initial availability) to December 31, 2013.

	Deutsche Variable Series I Capital Growth VIP (Standard)
	2015		2014	2013	2012	2011	2010	2009	2008	2007	2006
Unit value, beginning of year		$65.153	$58.373	$43.874	$38.264	$40.537	$35.093	$27.911	$42.023	$37.665	$35.019

Unit value, end of year	$		$65.153	$58.373	$43.874	$38.264	$40.537	$35.093	$27.911	$42.023	$37.665

Thousands of accumulation units outstanding, end of year		2,000	2,411	2,590	2,959	3,166	3,631	3,818	3,956	4,226	5,086

	Oppenheimer Main Street Fund®/VA (Standard)
	2015		2014	2013	2012	2011	2010	2009	2008	2007	2006
Unit value, beginning of period/year		$37.034	$33.863	$26.006	$22.522	$22.796	$19.837	$15.603	$25.587	$24.727	$21.692

Unit value, end of period/year	$		$37.034	$33.863	$26.006	$22.522	$22.796	$19.837	$15.603	$25.587	$24.727

Thousands of accumulation units outstanding, end of period/year		500	566	501	526	435	460	444	325	271	243

	PIMCO Variable Insurance Trust Real Return Portfolio (Standard)
	2015		2014	2013(3)
Unit value, beginning of period		$13.131	$12.879	$13.220

Unit value, end of period	$		$13.131	$12.879

Thousands of accumulation units outstanding, end of period		500	577	196

	T. Rowe Price Blue Chip Growth Portfolio (Standard)
	2015		2014	2013(3)
Unit value, beginning of period		$20.398	$18.892	$16.420

Unit value, end of period	$		$20.398	$18.892

Thousands of accumulation units outstanding, end of period		600	649	191

Tier 1 Reduced Fee (0.35% Separate Account Annual Expenses) Units*

	Investment Company (Tier 1 Reduced Fee)
	Equity Index Fund							All America Fund
	2015		2014	2013	2012	2011	2010(4)	2015		2014	2013	2012	2011	2010(4)
Unit value, beginning of year/period		$5.609	$4.967	$3.781	$3.278	$3.233	$2.817		$16.090	$14.547	$11.068	$9.695	$9.721	$8.374

Unit value, end of year/period	$		$5.609	$4.967	$3.781	$3.278	$3.233	$		$16.090	$14.547	$11.068	$9.695	$9.721

	Investment Company (Tier 1 Reduced Fee)
	Equity Index Fund						All America Fund
	2015	2014	2013	2012	2011	2010(4)	2015	2014	2013	2012	2011	2010(4)
Thousands of accumulation units outstanding, end of year/period	26,000	26,165	23,153	21,083	19,183	18,116	3,000	3,856	3,887	3,757	3,657	3,693

	Investment Company (Tier 1 Reduced Fee)
	Small Cap Value Fund						Small Cap Growth Fund
	2015	2014	2013	2012	2011	2010(4)	2015	2014	2013	2012	2011	2010(4)
Unit value, beginning of year/period	$2.119	$2.025	$1.573	$1.369	$1.411	$1.203	$2.084	$1.982	$1.411	$1.343	$1.382	$1.114

Unit value, end of year/period	$	$2.119	$2.025	$1.573	$1.369	$1.411	$	$2.084	$1.982	$1.411	$1.343	$1.382

Thousands of accumulation units outstanding, end of year/period	24,000	24,315	23,684	22,328	20,423	18,868	26,000	26,691	27,028	23,200	21,888	19,920

*	Tier 1 Reduced Fee was 0.50% of Separate Account Annual Expense through June 30, 2015.
(3)	For the period August 5, 2013 (initial availability) to December 31, 2013.
(4)	For the period August 1, 2010 (initial offering date of the units) to December 31, 2010.

	Investment Company (Tier 1 Reduced Fee)
	Mid Cap Value Fund							Mid-Cap Equity Index Fund
	2015		2014	2013	2012	2011	2010(4)	2015		2014	2013	2012	2011	2010(4)
Unit value, beginning of year/period		$1.889	$1.668	$1.312	$1.188	$1.220	$1.067		$3.822	$3.504	$2.643	$2.255	$2.313	$1.932

Unit value, end of year/period	$		$1.889	$1.668	$1.312	$1.188	$1.220	$		$3.822	$3.504	$2.643	$2.255	$2.313

Thousands of accumulation units outstanding, end of year/period		7,000	7,877	6,729	5,404	4,288	3,722		28,000	28,504	27,009	22,051	19,637	17,743

	Investment Company (Tier 1 Reduced Fee)
	Composite Fund							International Fund
	2015		2014	2013	2012	2011	2010(4)	2015		2014	2013	2012	2011	2010(4)
Unit value, beginning of year/period		$9.278	$8.547	$7.383	$6.646	$6.495	$5.987		$0.895	$0.957	$0.798	$0.676	$0.777	$0.688

Unit value, end of year/period	$		$9.278	$8.547	$7.383	$6.646	$6.495	$		$0.895	$0.957	$0.798	$0.676	$0.777

Thousands of accumulation units outstanding, end of year/period		4,000	4,431	4,372	4,075	3,751	3,856		6,000	6,410	5,878	4,369	2,833	1,800

	Investment Company (Tier 1 Reduced Fee)
	Money Market Fund							Mid-Term Bond Fund
	2015		2014	2013	2012	2011	2010(4)	2015		2014	2013	2012	2011	2010(4)
Unit value, beginning of year/period		$2.522	$2.539	$2.555	$2.573	$2.590	$2.597		$2.466	$2.401	$2.427	$2.360	$2.231	$2.233

Unit value, end of year/period	$		$2.522	$2.539	$2.555	$2.573	$2.590	$		$2.466	$2.401	$2.427	$2.360	$2.231

Thousands of accumulation units outstanding, end of year/period		6,000	6,948	6,854	6,022	5,468	4,745		14,000	14,698	13,601	13,311	11,695	10,249

	Investment Company (Tier 1 Reduced Fee)
	Bond Fund							Retirement Income Fund
	2015		2014	2013	2012	2011	2010(4)	2015		2014	2013	2012	2011	2010(4)
Unit value, beginning of year/period		$6.424	$6.073	$6.159	$5.844	$5.474	$5.460		$1.420	$1.340	$1.254	$1.176	$1.129	$1.087

Unit value, end of year/period	$		$6.424	$6.073	$6.159	$5.844	$5.474	$		$1.420	$1.340	$1.254	$1.176	$1.129

Thousands of accumulation units outstanding, end of year/period		10,000	10,994	9,702	8,320	7,059	5,497		8,000	8,213	4,455	3,102	2,436	1,767

	Investment Company (Tier 1 Reduced Fee)
	2010 Retirement Fund							2015 Retirement Fund
	2015		2014	2013	2012	2011	2010(4)	2015		2014	2013	2012	2011	2010(4)
Unit value, beginning of year/period		$1.409	$1.324	$1.190	$1.091	$1.063	$0.995		$1.399	$1.312	$1.148	$1.043	$1.027	$0.948

Unit value, end of year/period	$		$1.409	$1.324	$1.190	$1.091	$1.063	$		$1.399	$1.312	$1.148	$1.043	$1.027

Thousands of accumulation units outstanding, end of year/period		4,000	4,839	4,391	4,048	4,134	3,147		23,000	23,681	19,888	15,830	12,380	9,225

	Investment Company (Tier 1 Reduced Fee)
	2020 Retirement Fund							2025 Retirement Fund
	2015		2014	2013	2012	2011	2010(4)	2015		2014	2013	2012	2011	2010(4)
Unit value, beginning of year/period		$1.400	$1.311	$1.119	$1.007	$0.996	$0.905		$1.439	$1.339	$1.111	$0.989	$0.986	$0.880

Unit value, end of year/period	$		$1.400	$1.311	$1.119	$1.007	$0.996	$		$1.439	$1.339	$1.111	$0.989	$0.986

Thousands of accumulation units outstanding, end of year/period		53,000	53,657	39,323	26,973	19,595	12,436		50,000	50,395	34,873	24,238	15,365	9,411

(4)	For the period August 1, 2010 (initial offering date of the units) to December 31, 2010.

	Investment Company (Tier 1 Reduced Fee)
	2030 Retirement Fund							2035 Retirement Fund
	2015		2014	2013	2012	2011	2010(4)	2015		2014	2013	2012	2011	2010(4)
Unit value, beginning of year/period		$1.476	$1.368	$1.111	$0.982	$0.985	$0.870		$1.470	$1.364	$1.089	$0.957	$0.968	$0.845

Unit value, end of year/period	$		$1.476	$1.368	$1.111	$0.982	$0.985	$		$1.470	$1.364	$1.089	$0.957	$0.968

Thousands of accumulation units outstanding, end of year/period		39,000	39,955	27,662	19,813	13,168	7,037		32,000	32,459	22,875	16,021	10,303	6,773

	Investment Company (Tier 1 Reduced Fee)
	2040 Retirement Fund							2045 Retirement Fund
	2015		2014	2013	2012	2011	2010(4)	2015		2014	2013	2012	2011	2010(4)
Unit value, beginning of year/period		$1.467	$1.369	$1.082	$0.948	$0.965	$0.839		$1.454	$1.361	$1.071	$0.941	$0.959	$0.833

Unit value, end of year/period	$		$1.467	$1.369	$1.082	$0.948	$0.965	$		$1.454	$1.361	$1.071	$0.941	$0.959

Thousands of accumulation units outstanding, end of year/period		29,000	29,158	21,648	14,824	8,974	5,981		36,000	36,538	28,752	20,104	11,671	6,396

	Investment Company (Tier 1 Reduced Fee)
	2050 Retirement Fund							Conservative Allocation Fund
	2015		2014	2013	2012(2)			2015		2014	2013	2012	2011	2010(4)
Unit value, beginning of year/period		$1.384	$1.298	$1.017	$1.000				$1.778	$1.676	$1.570	$1.468	$1.395	$1.345

Unit value, end of year/period	$		$1.384	$1.298	$1.017			$		$1.778	$1.676	$1.570	$1.468	$1.395

Thousands of accumulation units outstanding, end of year/period		6,000	6,508	2,556	71				12,000	12,387	9,283	8,127	6,095	4,383

	Investment Company (Tier 1 Reduced Fee)
	Moderate Allocation Fund							Aggressive Allocation Fund
	2015		2014	2013	2012	2011	2010(4)	2015		2014	2013	2012	2011	2010(4)
Unit value, beginning of year/period		$2.170	$2.025	$1.759	$1.594	$1.538	$1.422		$2.506	$2.340	$1.893	$1.678	$1.648	$1.463

Unit value, end of year/period	$		$2.170	$2.025	$1.759	$1.594	$1.538	$		$2.506	$2.340	$1.893	$1.678	$1.648

Thousands of accumulation units outstanding, end of year/period		30,000	30,595	26,308	21,064	16,381	13,906		21,000	21,351	19,022	16,619	13,411	10,681

	Fidelity Variable Insurance Fund VIP Equity-Income Portfolio (Tier 1 Reduced Fee)							Fidelity VIP Asset Manager Portfolio (Tier 1 Reduced Fee)
	2015		2014	2013	2012	2011	2010(4)	2015		2014	2013	2012	2011	2010(4)
Unit value, beginning of year/period		$67.589	$62.420	$48.904	$41.857	$41.620	$36.336		$46.271	$43.897	$38.089	$34.000	$35.033	$31.610

Unit value, end of year/period	$		$67.589	$62.420	$48.904	$41.857	$41.620	$		$46.271	$43.897	$38.089	$34.000	$35.033

Thousands of accumulation units outstanding, end of year/period		1,000	1,181	1,144	1,027	953	892		900	984	941	842	721	632

	VIP Contrafund Portfolio (Tier 1 Reduced Fee)							VIP Mid Cap Portfolio (Tier 1 Reduced Fee)
	2015		2014	2013	2012	2011	2010(4)	2015		2014	2013	2012	2011	2010(4)
Unit value, beginning of year/period		$76.320	$68.449	$52.345	$45.145	$46.501	$39.874		$71.543	$67.582	$49.807	$43.549	$48.914	$40.249

Unit value, end of year/period	$		$76.320	$68.449	$52.345	$45.145	$46.501	$		$71.543	$67.582	$49.807	$43.549	$48.914

Thousands of accumulation units outstanding, end of year/period		2,000	2,491	2,398	2,253	2,097	1,939		700	720	701	593	507	455

(2)	For the period October 1, 2012 (commencement of operations) to December 31, 2012.
(4)	For the period August 1, 2010 (initial offering date of the units) to December 31, 2010.

	Vanguard Variable Insurance Fund Diversified Value Portfolio (Tier 1 Reduced Fee)							Vanguard Variable Insurance Fund International Portfolio (Tier 1 Reduced Fee)
	2015		2014	2013	2012	2011	2010(4)	2015		2014	2013	2012	2011	2010(4)
Unit value, beginning of year/period		$25.804	$23.613	$18.341	$15.823	$15.303	$13.706		$27.003	$28.890	$23.533	$19.688	$22.884	$19.636

Unit value, end of year/period	$		$25.804	$23.613	$18.341	$15.823	$15.303	$		$27.003	$28.890	$23.533	$19.688	$22.884

Thousands of accumulation units outstanding, end of year/period		1,000	1,786	1,514	1,245	988	753		2,000	2,945	2,779	1,815	1,489	1,216

	Vanguard Variable Insurance Fund REIT Index Portfolio (Tier 1 Reduced Fee)							American Century VP Capital Appreciation Fund (Tier 1 Reduced Fee)
	2015		2014	2013(3)				2015		2014	2013	2012	2011	2010(4)
Unit value, beginning of period		$15.323	$11.837	$12.330					$40.640	$37.674	$28.849	$24.932	$26.734	$21.350

Unit value, end of period	$		$15.323	$11.837				$		$40.640	$37.674	$28.849	$24.932	$26.734

Thousands of accumulation units outstanding, end of period		500	570	56					1,000	1,790	1,754	1,702	1,453	1,410

	American Funds Insurance Series New World Fund® (Tier 1 Reduced Fee)							Calvert VP SRI Balanced Portfolio (Tier 1 Reduced Fee)
	2015		2014	2013(3)				2015		2014	2013	2012	2011	2010(4)
Unit value, beginning of year/period		$23.279	$25.333	$23.490					$5.316	$4.875	$4.152	$3.777	$3.630	$3.311

Unit value, end of year/period	$		$23.279	$25.333				$		$5.316	$4.875	$4.152	$3.777	$3.630

Thousands of accumulation units outstanding, end of year/period		40	40	16					5,000	5,300	4,901	4,576	3,992	2,976

	Deutsche Variable Series I Capital Growth VIP (Tier 1 Reduced Fee)							Oppenheimer Main Street Fund®/VA (Tier 1 Reduced Fee)
	2015		2014	2013	2012	2011	2010(4)	2015		2014	2013	2012	2011	2010(4)
Unit value, beginning of year/period		$68.566	$61.002	$45.534	$39.435	$41.488	$35.018		$38.975	$35.388	$26.990	$23.211	$23.331	$20.223

Unit value, end of year/period	$		$68.566	$61.002	$45.534	$39.435	$41.488	$		$38.975	$35.388	$26.990	$23.211	$23.331

Thousands of accumulation units outstanding, end of year/period		1,000	1,079	1,028	1,027	979	1,012		300	306	263	228	168	148

	PIMCO Variable Trust Real Return Portfolio (Tier 1 Reduced Fee)							T. Rowe Price Blue Chip Growth Portfolio (Tier 1 Reduced Fee)
	2015		2014	2013(3)				2015		2004	2013(3)
Unit value, beginning of period		$13.262	$12.912	$13.220					$20.594	$18.940	$16.420

Unit value, end of period	$		$13.262	$12.912				$		$20.594	$18.940

Thousands of accumulation units outstanding, end of period		200	242	33					200	246	62

(3)	For the period August 5, 2013 (initial availability) to December 31, 2013.
(4)	For the period August 1, 2010 (initial offering date of the units) to December 31, 2010.

Tier 2 Reduced Fee (0.45% Separate Account Annual Expenses) Units**

	Investment Company (Tier 2 Reduced Fee)
	Equity Index Fund							All America Fund
	2015		2014	2013	2012	2011	2010(4)	2015		2014	2013	2012	2011	2010(4)
Unit value, beginning of year/period		$5.609	$4.967	$3.781	$3.278	$3.233	$2.817		$16.090	$14.547	$11.068	$9.695	$9.721	$8.374

Unit value, end of year/period	$		$5.609	$4.967	$3.781	$3.278	$3.233	$		$16.090	$14.547	$11.068	$9.695	$9.721

Thousands of accumulation units outstanding, end of year/period		26,000	26,165	23,153	21,083	19,183	18,116		3,000	3,856	3,887	3,757	3,657	3,693

	Investment Company (Tier 2 Reduced Fee)
	Small Cap Value Fund							Small Cap Growth Fund
	2015		2014	2013	2012	2011	2010(4)	2015		2014	2013	2012	2011	2010(4)
Unit value, beginning of year/period		$2.119	$2.025	$1.573	$1.369	$1.411	$1.203		$2.084	$1.982	$1.411	$1.343	$1.382	$1.114

Unit value, end of year/period	$		$2.119	$2.025	$1.573	$1.369	$1.411	$		$2.084	$1.982	$1.411	$1.343	$1.382

Thousands of accumulation units outstanding, end of year/period		24,000	24,315	23,684	22,328	20,423	18,868		26,000	26,691	27,028	23,200	21,888	19,920

**	Tier 2 Reduced Fee was 0.50% of Separate Account Annual Expense through June 30, 2015.
(3)	For the period August 5, 2013 (initial availability) to December 31, 2013.
(4)	For the period August 1, 2010 (initial offering date of the units) to December 31, 2010.

	Investment Company (Tier 2 Reduced Fee)
	Mid Cap Value Fund							Mid-Cap Equity Index Fund
	2015		2014	2013	2012	2011	2010(4)	2015		2014	2013	2012	2011	2010(4)
Unit value, beginning of year/period		$1.889	$1.668	$1.312	$1.188	$1.220	$1.067		$3.822	$3.504	$2.643	$2.255	$2.313	$1.932

Unit value, end of year/period	$		$1.889	$1.668	$1.312	$1.188	$1.220	$		$3.822	$3.504	$2.643	$2.255	$2.313

Thousands of accumulation units outstanding, end of year/period		7,000	7,877	6,729	5,404	4,288	3,722		28,000	28,504	27,009	22,051	19,637	17,743

	Investment Company (Tier 2 Reduced Fee)
	Composite Fund							International Fund
	2015		2014	2013	2012	2011	2010(4)	2015		2014	2013	2012	2011	2010(4)
Unit value, beginning of year/period		$9.278	$8.547	$7.383	$6.646	$6.495	$5.987		$0.895	$0.957	$0.798	$0.676	$0.777	$0.688

Unit value, end of year/period	$		$9.278	$8.547	$7.383	$6.646	$6.495	$		$0.895	$0.957	$0.798	$0.676	$0.777

Thousands of accumulation units outstanding, end of year/period		4,000	4,431	4,372	4,075	3,751	3,856		6,000	6,410	5,878	4,369	2,833	1,800

	Investment Company (Tier 2 Reduced Fee)
	Money Market Fund							Mid-Term Bond Fund
	2015		2014	2013	2012	2011	2010(4)	2015		2014	2013	2012	2011	2010(4)
Unit value, beginning of year/period		$2.522	$2.539	$2.555	$2.573	$2.590	$2.597		$2.466	$2.401	$2.427	$2.360	$2.231	$2.233

Unit value, end of year/period	$		$2.522	$2.539	$2.555	$2.573	$2.590	$		$2.466	$2.401	$2.427	$2.360	$2.231

Thousands of accumulation units outstanding, end of year/period		6,000	6,948	6,854	6,022	5,468	4,745		14,000	14,698	13,601	13,311	11,695	10,249

	Investment Company (Tier 1 Reduced Fee)
	Bond Fund							Retirement Income Fund
	2015		2014	2013	2012	2011	2010(4)	2015		2014	2013	2012	2011	2010(4)
Unit value, beginning of year/period		$6.424	$6.073	$6.159	$5.844	$5.474	$5.460		$1.420	$1.340	$1.254	$1.176	$1.129	$1.087

Unit value, end of year/period	$		$6.424	$6.073	$6.159	$5.844	$5.474	$		$1.420	$1.340	$1.254	$1.176	$1.129

Thousands of accumulation units outstanding, end of year/period		10,000	10,994	9,702	8,320	7,059	5,497		8,000	8,213	4,455	3,102	2,436	1,767

	Investment Company (Tier 2 Reduced Fee)
	2010 Retirement Fund							2015 Retirement Fund
	2015		2014	2013	2012	2011	2010(4)	2015		2014	2013	2012	2011	2010(4)
Unit value, beginning of year/period		$1.409	$1.324	$1.190	$1.091	$1.063	$0.995		$1.399	$1.312	$1.148	$1.043	$1.027	$0.948

Unit value, end of year/period	$		$1.409	$1.324	$1.190	$1.091	$1.063	$		$1.399	$1.312	$1.148	$1.043	$1.027

Thousands of accumulation units outstanding, end of year/period		4,000	4,839	4,391	4,048	4,134	3,147		23,000	23,681	19,888	15,830	12,380	9,225

	Investment Company (Tier 2 Reduced Fee)
	2020 Retirement Fund							2025 Retirement Fund
	2015		2014	2013	2012	2011	2010(4)	2015		2014	2013	2012	2011	2010(4)
Unit value, beginning of year/period		$1.400	$1.311	$1.119	$1.007	$0.996	$0.905		$1.439	$1.339	$1.111	$0.989	$0.986	$0.880

Unit value, end of year/period	$		$1.400	$1.311	$1.119	$1.007	$0.996	$		$1.439	$1.339	$1.111	$0.989	$0.986

Thousands of accumulation units outstanding, end of year/period		53,000	53,657	39,323	26,973	19,595	12,436		50,000	50,395	34,873	24,238	15,365	9,411

(4)	For the period August 1, 2010 (initial offering date of the units) to December 31, 2010.

	Investment Company (Tier 2 Reduced Fee)
	2030 Retirement Fund							2035 Retirement Fund
	2015		2014	2013	2012	2011	2010(4)	2015		2014	2013	2012	2011	2010(4)
Unit value, beginning of year/period		$1.476	$1.368	$1.111	$0.982	$0.985	$0.870		$1.470	$1.364	$1.089	$0.957	$0.968	$0.845

Unit value, end of year/period	$		$1.476	$1.368	$1.111	$0.982	$0.985	$		$1.470	$1.364	$1.089	$0.957	$0.968

Thousands of accumulation units outstanding, end of year/period		39,000	39,955	27,662	19,813	13,168	7,037		32,000	32,459	22,875	16,021	10,303	6,773

	Investment Company (Tier 2 Reduced Fee)
	2040 Retirement Fund							2045 Retirement Fund
	2015		2014	2013	2012	2011	2010(4)	2015		2014	2013	2012	2011	2010(4)
Unit value, beginning of year/period		$1.467	$1.369	$1.082	$0.948	$0.965	$0.839		$1.454	$1.361	$1.071	$0.941	$0.959	$0.833

Unit value, end of year/period	$		$1.467	$1.369	$1.082	$0.948	$0.965	$		$1.454	$1.361	$1.071	$0.941	$0.959

Thousands of accumulation units outstanding, end of year/period		29,000	29,158	21,648	14,824	8,974	5,981		36,000	36,538	28,752	20,104	11,671	6,396

	Investment Company (Tier 2 Reduced Fee)
	2050 Retirement Fund							Conservative Allocation Fund
	2015		2014	2013	2012(2)			2015		2014	2013	2012	2011	2010(4)
Unit value, beginning of year/period		$1.384	$1.298	$1.017	$1.000				$1.778	$1.676	$1.570	$1.468	$1.395	$1.345

Unit value, end of year/period	$		$1.384	$1.298	$1.017			$		$1.778	$1.676	$1.570	$1.468	$1.395

Thousands of accumulation units outstanding, end of year/period		6,000	6,508	2,556	71				12,000	12,387	9,283	8,127	6,095	4,383

	Investment Company (Tier 2 Reduced Fee)
	Moderate Allocation Fund							Aggressive Allocation Fund
	2015		2014	2013	2012	2011	2010(4)	2015		2014	2013	2012	2011	2010(4)
Unit value, beginning of year/period		$2.170	$2.025	$1.759	$1.594	$1.538	$1.422		$2.506	$2.340	$1.893	$1.678	$1.648	$1.463

Unit value, end of year/period	$		$2.170	$2.025	$1.759	$1.594	$1.538	$		$2.506	$2.340	$1.893	$1.678	$1.648

Thousands of accumulation units outstanding, end of year/period		30,000	30,595	26,308	21,064	16,381	13,906		21,000	21,351	19,022	16,619	13,411	10,681

	Fidelity Variable Insurance Fund VIP Equity-Income Portfolio (Tier 2 Reduced Fee)							Fidelity VIP Asset Manager Portfolio (Tier 2 Reduced Fee)
	2015		2014	2013	2012	2011	2010(4)	2015		2014	2013	2012	2011	2010(4)
Unit value, beginning of year/period		$67.589	$62.420	$48.904	$41.857	$41.620	$36.336		$46.271	$43.897	$38.089	$34.000	$35.033	$31.610

Unit value, end of year/period	$		$67.589	$62.420	$48.904	$41.857	$41.620	$		$46.271	$43.897	$38.089	$34.000	$35.033

Thousands of accumulation units outstanding, end of year/period		1,000	1,181	1,144	1,027	953	892		900	984	941	842	721	632

	VIP Contrafund Portfolio (Tier 2 Reduced Fee)							VIP Mid Cap Portfolio (Tier 2 Reduced Fee)
	2015		2014	2013	2012	2011	2010(4)	2015		2014	2013	2012	2011	2010(4)
Unit value, beginning of year/period		$76.320	$68.449	$52.345	$45.145	$46.501	$39.874		$71.543	$67.582	$49.807	$43.549	$48.914	$40.249

Unit value, end of year/period	$		$76.320	$68.449	$52.345	$45.145	$46.501	$		$71.543	$67.582	$49.807	$43.549	$48.914

Thousands of accumulation units outstanding, end of year/period		2,000	2,491	2,398	2,253	2,097	1,939		700	720	701	593	507	455

(2)	For the period October 1, 2012 (commencement of operations) to December 31, 2012.
(4)	For the period August 1, 2010 (initial offering date of the units) to December 31, 2010.

	Vanguard Variable Insurance Fund Diversified Value Portfolio (Tier 2 Reduced Fee)							Vanguard Variable Insurance Fund International Portfolio (Tier 2 Reduced Fee)
	2015		2014	2013	2012	2011	2010(4)	2015		2014	2013	2012	2011	2010(4)
Unit value, beginning of year/period		$25.804	$23.613	$18.341	$15.823	$15.303	$13.706		$27.003	$28.890	$23.533	$19.688	$22.884	$19.636

Unit value, end of year/period	$		$25.804	$23.613	$18.341	$15.823	$15.303	$		$27.003	$28.890	$23.533	$19.688	$22.884

Thousands of accumulation units outstanding, end of year/period		1,000	1,786	1,514	1,245	988	753		2,000	2,945	2,779	1,815	1,489	1,216

	Vanguard Variable Insurance Fund REIT Index Portfolio (Tier 2 Reduced Fee)							American Century VP Capital Appreciation Fund (Tier 2 Reduced Fee)
	2015		2014	2013(3)				2015		2014	2013	2012	2011	2010(4)
Unit value, beginning of period		$15.323	$11.837	$12.330					$40.640	$37.674	$28.849	$24.932	$26.734	$21.350

Unit value, end of period	$		$15.323	$11.837				$		$40.640	$37.674	$28.849	$24.932	$26.734

Thousands of accumulation units outstanding, end of period		500	570	56					1,000	1,790	1,754	1,702	1,453	1,410

	American Funds Insurance Series New World Fund® (Tier 2 Reduced Fee)							Calvert VP SRI Balanced Portfolio (Tier 2 Reduced Fee)
	2015		2014	2013(3)				2015		2014	2013	2012	2011	2010(4)
Unit value, beginning of year/period		$23.279	$25.333	$23.490					$5.316	$4.875	$4.152	$3.777	$3.630	$3.311

Unit value, end of year/period	$		$23.279	$25.333				$		$5.316	$4.875	$4.152	$3.777	$3.630

Thousands of accumulation units outstanding, end of year/period		40	40	16					5,000	5,300	4,901	4,576	3,992	2,976

	Deutsche Variable Series I Capital Growth VIP (Tier 2 Reduced Fee)							Oppenheimer Main Street Fund®/VA (Tier 2 Reduced Fee)
	2015		2014	2013	2012	2011	2010(4)	2015		2014	2013	2012	2011	2010(4)
Unit value, beginning of year/period		$68.566	$61.002	$45.534	$39.435	$41.488	$35.018		$38.975	$35.388	$26.990	$23.211	$23.331	$20.223

Unit value, end of year/period	$		$68.566	$61.002	$45.534	$39.435	$41.488	$		$38.975	$35.388	$26.990	$23.211	$23.331

Thousands of accumulation units outstanding, end of year/period		1,000	1,079	1,028	1,027	979	1,012		300	306	263	228	168	148

	PIMCO Variable Trust Real Return Portfolio (Tier 2 Reduced Fee)							T. Rowe Price Blue Chip Growth Portfolio (Tier 2 Reduced Fee)
	2015		2014	2013(3)				2015		2004	2013(3)
Unit value, beginning of period		$13.262	$12.912	$13.220					$20.594	$18.940	$16.420

Unit value, end of period	$		$13.262	$12.912				$		$20.594	$18.940

Thousands of accumulation units outstanding, end of period		200	242	33					200	246	62

(3)	For the period August 5, 2013 (initial availability) to December 31, 2013.
(4)	For the period August 1, 2010 (initial offering date of the units) to December 31, 2010.

Tier 3 Reduced Fee (0.60% Separate Account Annual Expenses) Units

	Investment Company (Tier 3 Reduced Fee)
	Equity Index Fund
	2015		2014	2013	2012	2011	2010	2009	2008	2007	2006
Unit value, beginning of period/year		$5.585	$4.951	$3.772	$3.273	$3.232	$2.834	$2.258	$3.607	$3.445	$2.995

Unit value, end of period/year	$		$5.585	$4.951	$3.772	$3.273	$3.232	$2.834	$2.258	$3.607	$3.445

Units Outstanding (000’s), end of period/year		15,000	15,370	15,570	15,134	15,505	15,904	33,800	34,459	38,424	35,097

	Investment Company (Tier 3 Reduced Fee)
	All America Fund
	2015		2014	2013	2012	2011	2010	2009	2008	2007	2006
Unit value, beginning of period/year		$16.023	$14.500	$11.042	$9.681	$9.717	$8.295	$6.652	$10.363	$9.989	$8.674

Unit value, end of period/year	$		$16.023	$14.500	$11.042	$9.681	$9.717	$8.295	$6.652	$10.363	$9.989

Units Outstanding (000’s), end of period/year		2,000	2,249	2,472	2,659	2,995	3,018	7,462	8,183	9,560	9,477

	Investment Company (Tier 3 Reduced Fee) Small Cap Value Fund
	2015		2014	2013	2012	2011	2010	2009	2008	2007	2006
Unit value, beginning of period/year		$2.109	$2.018	$1.569	$1.368	$1.411	$1.110	$0.863	$1.201	$1.257	$1.073

Unit value, end of period/year	$		$2.109	$2.018	$1.569	$1.368	$1.411	$1.110	$0.863	$1.201	$1.257

Units Outstanding (000’s), end of period/year		18,000	17,994	19,920	19,523	19,674	19,492	35,801	37,223	40,458	38,902

	Investment Company (Tier 3 Reduced Fee) Small Cap Growth Fund
	2015		2014	2013	2012	2011	2010	2009	2008	2007	2006
Unit value, beginning of period/year		$2.075	$1.975	$1.407	$1.341	$1.381	$1.042	$0.820	$1.256	$1.206	$1.052

Unit value, end of period/year	$		$2.075	$1.975	$1.407	$1.341	$1.381	$1.042	$0.820	$1.256	$1.206

Units Outstanding (000’s), end of period/year		20,000	20,022	22,393	20,579	21,903	20,384	37,502	39,034	42,165	38,872

	Investment Company (Tier 3 Reduced Fee) Mid-Cap Value Fund
	2015		2014	2013	2012	2011	2010	2009	2008	2007	2006
Unit value, beginning of period/year		$1.880	$1.662	$1.309	$1.187	$1.220	$1.031	$0.828	$1.235	$1.230	$1.066

Unit value, end of period/year	$		$1.880	$1.662	$1.309	$1.187	$1.220	$1.031	$0.828	$1.235	$1.230

Units Outstanding (000’s), end of period/year		5,000	5,333	4,661	4,028	4,202	3,827	6,028	5,216	4,562	2,894

	Investment Company (Tier 3 Reduced Fee)
	Mid-Cap Equity Index Fund
	2015		2014	2013	2012	2011	2010	2009	2008	2007	2006
Unit value, beginning of period/year		$3.806	$3.492	$2.637	$2.252	$2.312	$1.841	$1.353	$2.136	$1.992	$1.819

Unit value, end of period/year	$		$3.806	$3.492	$2.637	$2.252	$2.312	$1.841	$1.353	$2.136	$1.992

Units Outstanding (000’s), end of period/year		17,000	17,068	17,942	17,603	18,266	17,871	32,515	31,155	35,490	30,654

	Investment Company (Tier 3 Reduced Fee) Composite Fund
	2015		2014	2013	2012	2011	2010	2009	2008	2007	2006
Unit value, beginning of period/year		$9.241	$8.520	$7.366	$6.637	$6.492	$5.880	$4.989	$6.471	$6.096	$5.530

Unit value, end of period/year	$		$9.241	$8.520	$7.366	$6.637	$6.492	$5.880	$4.989	$6.471	$6.096

Units Outstanding (000’s), end of period/year		2,000	2,404	2,485	2,715	2,995	2,944	7,627	8,425	9,989	9,906

	Investment Company (Tier 3 Reduced Fee)
	International Fund
	2015		2014	2013	2012	2011	2010	2009	2008	2007(1)
Unit value, beginning of period/year		$0.891	$0.954	$0.796	$0.675	$0.776	$0.721	$0.578	$0.970	$1.000

Unit value, end of period/year	$		$0.891	$0.954	$0.796	$0.675	$0.776	$0.721	$0.578	$0.970

Units Outstanding (000’s), end of period/year		4,000	4,407	4,222	3,419	3,093	2,606	2,715	975	333

	Investment Company (Tier 3 Reduced Fee)
	Money Market Fund
	2015		2014	2013	2012	2011	2010	2009	2008	2007	2006
Unit value, beginning of period/year		$2.512	$2.530	$2.549	$2.569	$2.589	$2.607	$2.622	$2.575	$2.464	$2.361

Unit value, end of period/year	$		$2.512	$2.530	$2.549	$2.569	$2.589	$2.607	$2.622	$2.575	$2.464

Units Outstanding (000’s), end of period/year		4,000	4,149	4,629	4,873	4,996	4,946	9,584	17,205	19,709	12,840

	Investment Company (Tier 3 Reduced Fee) Mid-Term Bond Fund
	2015		2014	2013	2012	2011	2010	2009	2008	2007	2006
Unit value, beginning of period/year		$2.457	$2.394	$2.422	$2.358	$2.230	$2.097	$1.895	$1.870	$1.753	$1.691

Unit value, end of period/year	$		$2.457	$2.394	$2.422	$2.358	$2.230	$2.097	$1.895	$1.870	$1.753

Units Outstanding (000’s), end of period/year		8,000	8,582	9,099	10,826	10,868	9,893	16,897	17,242	12,622	10,347

	Investment Company (Tier 3 Reduced Fee) Bond Fund
	2015		2014	2013	2012	2011	2010	2009	2008	2007	2006
Unit value, beginning of period/year		$6.399	$6.054	$6.147	$5.837	$5.473	$5.129	$4.497	$4.600	$4.366	$4.188

Unit value, end of period/year	$		$6.399	$6.054	$6.147	$5.837	$5.473	$5.129	$4.497	$4.600	$4.366

Units Outstanding (000’s), end of period/year		7,000	7,466	7,707	7,343	6,616	5,757	9,368	8,715	8,465	7,001

	Investment Company (Tier 3 Reduced Fee)
	Retirement Income Fund
	2015		2014	2013	2012	2011	2010	2009	2008	2007(1)
Unit value, beginning of period/year		$1.414	$1.335	$1.251	$1.174	$1.128	$1.040	$0.899	$1.000	$1.000

Unit value, end of period/year	$		$1.414	$1.335	$1.251	$1.174	$1.128	$1.040	$0.899	$1.000

Units Outstanding (000’s), end of period/year		4,000	3,922	3,406	2,916	1,937	1,196	1,181	227	—

	Investment Company (Tier 3 Reduced Fee)
	2010 Retirement Fund
	2015		2014	2013	2012	2011	2010	2009	2008	2007(1)
Unit value, beginning of period/year		$1.402	$1.319	$1.187	$1.089	$1.063	$0.960	$0.805	$0.980	$0.988

Unit value, end of period/year	$		$1.402	$1.319	$1.187	$1.089	$1.063	$0.960	$0.805	$0.980

Units Outstanding (000’s), end of period/year		2,000	2,570	2,087	1,988	2,221	2,176	3,223	1,968	468

	Investment Company (Tier 3 Reduced Fee)
	2015 Retirement Fund
	2015		2014	2013	2012	2011	2010	2009	2008	2007(1)
Unit value, beginning of period/year		$1.392	$1.307	$1.145	$1.042	$1.027	$0.920	$0.762	$0.970	$0.982

Unit value, end of period/year	$		$1.392	$1.307	$1.145	$1.042	$1.027	$0.920	$0.762	$0.970

Units Outstanding (000’s), end of period/year		14,000	13,797	12,429	11,983	10,378	7,783	7,116	2,863	530

(1)	For the period November 5, 2007 (commencement of operations) to December 31, 2007.

	Investment Company (Tier 3 Reduced Fee)
	2020 Retirement Fund
	2015		2014	2013	2012	2011	2010	2009	2008	2007(1)
Unit value, beginning of period/year		$1.394	$1.306	$1.116	$1.005	$0.996	$0.879	$0.717	$0.959	$0.974

Unit value, end of period/year	$		$1.394	$1.306	$1.116	$1.005	$0.996	$0.879	$0.717	$0.959

Units Outstanding (000’s), end of period/year		33,000	33,029	26,321	22,804	15,461	10,191	9,894	3,950	541

	Investment Company (Tier 3 Reduced Fee)
	2025 Retirement Fund
	2015		2014	2013	2012	2011	2010	2009	2008	2007(1)
Unit value, beginning of period/year		$1.433	$1.334	$1.108	$0.988	$0.986	$0.858	$0.689	$0.966	$0.986

Unit value, end of period/year	$		$1.433	$1.334	$1.108	$0.988	$0.986	$0.858	$0.689	$0.966

Units Outstanding (000’s), end of period/year		34,000	33,956	27,083	16,731	13,167	7,522	7,187	2,619	137

	Investment Company (Tier 3 Reduced Fee)
	2030 Retirement Fund
	2015		2014	2013	2012	2011	2010	2009	2008	2007(1)
Unit value, beginning of period/year		$1.469	$1.363	$1.108	$0.981	$0.985	$0.849	$0.675	$0.968	$0.991

Unit value, end of period/year	$		$1.469	$1.363	$1.108	$0.981	$0.985	$0.849	$0.675	$0.968

Units Outstanding (000’s), end of period/year		26,000	26,645	21,668	14,561	10,769	8,739	6,690	2,569	470

	Investment Company (Tier 3 Reduced Fee)
	2035 Retirement Fund
	2015		2014	2013	2012	2011	2010	2009	2008	2007(1)
Unit value, beginning of period/year		$1.463	$1.360	$1.086	$0.955	$0.967	$0.827	$0.654	$0.974	$1.000

Unit value, end of period/year	$		$1.463	$1.360	$1.086	$0.955	$0.967	$0.827	$0.654	$0.974

Units Outstanding (000’s), end of period/year		25,000	24,934	17,745	12,486	8,810	5,448	5,373	1,606	192

	Investment Company (Tier 3 Reduced Fee)
	2040 Retirement Fund
	2015		2014	2013	2012	2011	2010	2009	2008	2007(1)
Unit value, beginning of period/year		$1.461	$1.364	$1.079	$0.947	$0.965	$0.819	$0.644	$0.963	$0.990

Unit value, end of period/year	$		$1.461	$1.364	$1.079	$0.947	$0.965	$0.819	$0.644	$0.963

Units Outstanding (000’s), end of period/year		21,000	20,906	15,018	11,139	8,428	5,075	5,252	1,344	110

	Investment Company (Tier 3 Reduced Fee)
	2045 Retirement Fund
	2015		2014	2013	2012	2011	2010	2009	2008	2007(1)
Unit value, beginning of period/year		$1.448	$1.356	$1.069	$0.939	$0.959	$0.813	$0.641	$0.959	$0.988

Unit value, end of period/year	$		$1.448	$1.356	$1.069	$0.939	$0.959	$0.813	$0.641	$0.959

Units Outstanding (000’s), end of period/year		27,000	26,893	21,633	15,539	12,332	7,515	5,588	1,499	63

	Investment Company (Tier 3 Reduced Fee)
	2050 Retirement Fund
	2015		2014	2013	2012(2)
Unit value, beginning of period/year		$1.380	$1.295	$1.017	$1.000

Unit value, end of period/year	$		$1.380	$1.295	$1.017

Units Outstanding (000’s), end of period/year		5,000	5,263	1,790	103

(1)	For the period November 5, 2007 (commencement of operations) to December 31, 2007.
(2)	For the period October 1, 2012 (commencement of operations) to December 31, 2012.

	Investment Company (Tier 3 Reduced Fee) Conservative Allocation Fund
	2015		2014	2013	2012	2011	2010	2009	2008	2007	2006
Unit value, beginning of period/year		$1.772	$1.671	$1.566	$1.467	$1.394	$1.282	$1.112	$1.244	$1.175	$1.104

Unit value, end of period/year	$		$1.772	$1.671	$1.566	$1.467	$1.394	$1.282	$1.112	$1.244	$1.175

Units Outstanding (000’s), end of period/year		9,800	9,729	9,530	7,760	6,340	4,492	5,840	4,578	3,478	2,291

	Investment Company (Tier 3 Reduced Fee) Moderate Allocation Fund
	2015		2014	2013	2012	2011	2010	2009	2008	2007	2006
Unit value, beginning of period/year		$2.161	$2.018	$1.755	$1.592	$1.537	$1.367	$1.133	$1.420	$1.342	$1.235

Unit value, end of period/year	$		$2.161	$2.018	$1.755	$1.592	$1.537	$1.367	$1.133	$1.420	$1.342

Units Outstanding (000’s), end of period/year		22,000	21,927	21,272	19,421	17,456	13,988	21,857	18,573	17,148	10,108

	Investment Company (Tier 3 Reduced Fee)
	Aggressive Allocation Fund
	2015		2014	2013	2012	2011	2010	2009	2008	2007	2006
Unit value, beginning of period/year		$2.496	$2.332	$1.889	$1.676	$1.648	$1.416	$1.13	$1.585	$1.510	$1.357

Unit value, end of period/year	$		$2.496	$2.332	$1.889	$1.676	$1.648	$1.416	$1.133	$1.585	$1.510

Units Outstanding (000’s), end of period/year		16,000	16,519	16,495	14,372	14,088	12,952	18,142	16,102	14,757	9,166

	Fidelity VIP Equity Income Portfolio (Tier 3 Reduced Fee)
	2015		2014	2013	2012	2011	2010	2009	2008	2007	2006
Unit value, beginning of period/year		$67.288	$62.200	$48.782	$41.796	$41.602	$36.290	$27.983	$48.992	$48.448	$40.470

Unit value, end of period/year	$		$67.288	$62.200	$48.782	$41.796	$41.602	$36.290	$27.983	$48.992	$48.448

Units Outstanding (000’s), end of period/year		700	755	818	778	785	805	1,698	1,803	2,057	1,914

	Fidelity VIP Asset Manager Portfolio (Tier 3 Reduced Fee)
	2015		2014	2013	2012	2011	2010	2009	2008	2007	2006
Unit value, beginning of period/year		$46.065	$43.741	$37.994	$33.950	$35.018	$30.783	$23.938	$33.717	$29.309	$27.420

Unit value, end of period/year	$		$46.065	$43.741	$37.994	$33.950	$35.018	$30.783	$23.938	$33.717	$29.309

Units Outstanding (000’s), end of period/year		600	612	584	589	614	611	1,079	1,030	1,021	856

	Fidelity VIP Contra Fund® Portfolio (Tier 3 Reduced Fee)
	2015		2014	2013	2012	2011	2010	2009	2008	2007	2006
Unit value, beginning of period/year		$75.980	$68.209	$52.215	$45.080	$46.481	$39.830	$29.467	$51.465	$43.942	$39.492

Unit value, end of period/year	$		$75.980	$68.209	$52.215	$45.080	$46.481	$39.830	$29.467	$51.465	$43.942

Units Outstanding (000’s), end of period/year		1,000	1,601	1,694	1,737	1,776	1,774	3,627	3,711	4,137	3,589

	Fidelity VIP Mid Cap Portfolio (Tier 3 Reduced Fee)
	2015		2014	2013	2012	2011	2010	2009	2008	2007	2006
Unit value, beginning of period/year		$71.223	$67.344	$49.683	$43.485	$48.893	$38.119	$27.320	$45.296	$39.332	$35.040

Unit value, end of period/year	$		$71.223	$67.344	$49.683	$43.485	$48.893	$38.119	$27.320	$45.296	$39.332

Units Outstanding (000’s), end of period/year		400	489	508	492	502	522	745	559	564	307

	Vanguard Variable Insurance Fund Diversified Value Portfolio (Tier 3 Reduced Fee)
	2015		2014	2013	2012	2011	2010	2009	2008	2007	2006
Unit value, beginning of period/year		$25.698	$23.539	$18.299	$15.802	$15.297	$14.068	$11.139	$17.532	$16.954	$14.334

Unit value, end of period/year	$		$25.698	$23.539	$18.299	$15.802	$15.297	$14.068	$11.139	$17.532	$16.954

Units Outstanding (000’s), end of period/year		1,000	1,289	1,264	1,105	957	828	1,319	1,143	1,133	721

	Vanguard Variable Insurance Fund International Portfolio (Tier 3 Reduced Fee)
	2015		2014	2013	2012	2011	2010	2009	2008	2007	2006
Unit value, beginning of period/year		$26.892	$28.798	$23.480	$19.661	$22.876	$19.875	$13.990	$25.526	$21.850	$17.326

Unit value, end of period/year	$		$26.892	$28.798	$23.480	$19.661	$22.876	$19.875	$13.990	$25.526	$21.850

Units Outstanding (000’s), end of period/year		2,000	1,980	2,086	1,470	1,456	1,405	1,995	1,643	1,450	669

	Vanguard Variable Insurance Fund REIT Index Portfolio (Tier 3 Reduced Fee)
	2015		2014	2013(3)
Unit value, beginning of period/year		$15.304	$11.833	$12.330

Unit value, end of period/year	$		$15.304	$11.833

Units Outstanding (000’s), end of period		400	454	53

	American Century VP Capital Appreciation Fund (Tier 3 Reduced Fee)
	2015		2014	2013	2012	2011	2010	2009	2008	2007	2006
Unit value, beginning of period/year		$40.459	$37.543	$28.778	$24.896	$26.723	$20.414	$14.931	$27.814	$19.125	$16.357

Unit value, end of period/year	$		$40.459	$37.543	$28.778	$24.896	$26.723	$20.414	$14.931	$27.814	$19.125

Units Outstanding (000’s), end of period		1,000	1,283	1,364	1,364	1,389	1,315	2,561	2,567	3,144	1,927

	American Funds Insurance Series New World Fund® (Tier 3 Reduced Fee)
	2015		2014	2013(3)
Unit value, beginning of period		$23.250	$25.325	$23.490

Unit value, end of period	$		$23.250	$25.325

Units Outstanding (000’s), end of period		50	47	10

	Calvert VP SRI Balanced Portfolio (Tier 3 Reduced Fee)
	2015		2014	2013	2012	2011	2010	2009	2008	2007	2006
Unit value, beginning of period/year $5.30		$5.295	$4.861	$4.143	$3.772	$3.629	$3.255	$2.611	$3.821	$3.737	$3.453

Unit value, end of period/year	$		$5.295	$4.861	$4.143	$3.772	$3.629	$3.255	$2.611	$3.821	$3.737

Units Outstanding (000’s), end of period/year		4,000	3,935	3,765	3,387	3,641	3,787	6,377	6,317	6,579	5,497

	Deutsche Variable Series I Capital Growth VIP (Tier 3 Reduced Fee)
	2015		2014	2013	2012	2011	2010	2009	2008	2007	2006
Unit value, beginning of period/year		$68.283	$60.807	$45.430	$39.381	$41.472	$35.728	$28.303	$42.445	$37.890	$35.089

Unit value, end of period/year	$		$68.283	$60.807	$45.430	$39.381	$41.472	$35.728	$28.303	$42.445	$37.890

Units Outstanding (000’s), end of period		700	658	719	754	805	746	1,954	2,171	2,480	2,518

	Oppenheimer Main Street Fund®/VA (Tier 3 Reduced Fee)
	2015		2014	2013	2012	2011	2010	2009	2008	2007	2006
Unit value, beginning of period/year		$38.815	$35.276	$26.929	$23.180	$23.322	$20.196	$15.822	$25.844	$24.875	$21.735

Unit value, end of period/year	$		$38.815	$35.276	$26.929	$23.180	$23.322	$20.196	$15.822	$25.844	$24.875

Units Outstanding (000’s), end of period/year		200	201	188	173	153	131	216	194	180	100

(3)	For the period August 5, 2013 (initial availability) to December 31, 2013.

	PIMCO Variable Insurance Trust Real Return Portfolio (Tier 3 Reduced Fee)
	2015		2014	2013(3)
Unit value, beginning of period		$13.239	$12.908	$13.220

Unit value, end of period	$		$13.239	$12.908

Units Outstanding (000’s), end of period		200	204	48

	T. Rowe Price Blue Chip Growth Portfolio (Tier 3 Reduced Fee)
	2015		2014	2013(3)
Unit value, beginning of period		$20.566	$18.933	$16.420

Unit value, end of period	$		$20.566	$18.933

Units Outstanding (000’s), end of period		200	200	44

(3)	For the period August 5, 2013 (initial availability) to December 31, 2013.

The dates the Funds of the Separate Account commenced operation or became available as sub-accounts are as follows:

Investment Company Money Market, All America, Bond and Composite Funds—January 1, 1985; Deutsche Variable Series I Capital Growth VIP, and American Century VP Capital Appreciation Fund—January 3, 1989; Calvert VP SRI Balanced Portfolio—May 13, 1991; Investment Company Equity Index, Mid-Term Bond Fund—February 5, 1993; Fidelity VIP Equity-Income, Contrafund® and Asset Manager Portfolios—May 1, 1995; Investment Company Mid-Cap Equity Index Fund—May 3, 1999; Investment Company Conservative, Moderate and Aggressive Allocation Funds—May 20, 2003; Investment Company Small Cap Growth, Small Cap Value and Mid Cap Value Funds—July 1, 2005; Investment Company International Fund and Retirement Funds—November 5, 2007; Oppenheimer Main Street Fund® V/A, the Fidelity VIP Mid Cap Portfolio, the Vanguard Variable Insurance Fund Diversified Value and International Portfolios—July 1, 2005; Investment Company 2050 Retirement Fund—October 1, 2012; and American Funds Insurance Series New World Fund, PIMCO Variable Insurance Trust Real Return Portfolio, T. Rowe Price Blue Chip Growth Portfolio and Vanguard Variable Insurance Fund REIT Index Portfolio—August 5, 2013.

STATEMENT OF ADDITIONAL INFORMATION

FOR

VARIABLE ACCUMULATION AND GROUP ANNUITY CONTRACTS

Issued By

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

320 Park Avenue

New York, New York 10022-6839

Through its

SEPARATE ACCOUNT NO. 2

This Statement of Additional Information (“SAI”) expands upon subjects we discuss in the current Prospectuses for the Contracts that we offer (“Contracts”).

You may obtain a copy of the Prospectus, dated May 1, 2016, by calling 1-800-468-3785 or by writing to Mutual of America Life Insurance Company, 320 Park Avenue, New York, New York 10022-6839. The Prospectus contains definitions of various terms, and we incorporate those terms by reference into this Statement of Additional Information.

This Statement Of Additional Information Is Not A Prospectus And You Should Read It In Conjunction With The Prospectus For The Contracts.

Dated: May 1, 2016

DISTRIBUTION OF THE CONTRACTS

We offer the Contracts for sale on a continuous basis through certain of our employees. The only compensation we pay for sales of the Contracts is in the form of salary and incentive compensation if Mutual of America Life Insurance Company’s (the “Company”) annual goals and objectives are met. There are no commissions or fees payable to other persons or entities for sales of the Contracts. The registered representatives who sell the Contracts are eligible to receive a yearly cash incentive payment based in part on aggregate sales by all representatives in the representative’s office compared to sales targets we established for the office in that year. Representatives and certain staff from the top five regional offices will receive a trip to a conference site in the United States or its territories to attend a sales meeting. We also serve as principal underwriter of the Contracts.

We are registered with the Securities and Exchange Commission (“SEC”) as a broker-dealer and are a member of the Financial Industries Regulatory Authority (“FINRA”). All persons engaged in selling the Contracts are our licensed agents and are duly qualified registered representatives.

We have no arrangements with any persons or entities to permit frequent transfers of contract value and no such arrangements are permitted.

CALCULATION OF ACCUMULATION UNIT VALUES

When a Participant allocates or transfers Account Balance to a Separate Account Fund, the Participant’s interest in the Fund is represented by Accumulation Units. Each Fund’s Accumulation Units have a different value, based on the value of the Fund’s investment in shares of the related Underlying Fund and the charges we deduct from the Separate Account. If any plans are eligible for the Reduced Fee as set forth in the Prospectus, a particular Separate Account Fund will have Accumulation Unit values which reflect Separate Account charges applicable to plans that are not eligible for the Reduced Fee, and will also have Accumulation Units which reflect Separate Account charges for plans that are eligible for the Reduced Fee. To determine the change in a Fund’s Accumulation Unit value from the close of one Valuation Day to the close of the next Valuation Day (which we call a Valuation Period), we use an Accumulation Unit Change Factor.

For Separate Account Funds that invest in shares of the Investment Company Funds, the Accumulation Unit Change Factor for each Fund for any Valuation Period is:

(a)	the ratio of (i) the asset value of the Underlying Fund at the end of the current Valuation Period before any amounts are allocated to or withdrawn from the Fund with respect to that Valuation Period, to (ii) the asset value of the Underlying Fund at the end of the preceding Valuation Period, after all allocations and withdrawals were made for that period, divided by

(b)	1.000000 plus the component of the annual rate of expense risk, distribution expense and Separate Account administrative charges against the Fund’s assets for the number of days from the end of the preceding Valuation Period to the end of the current Valuation Period.

For Separate Account Funds that invest in shares of the Fidelity, Deutsche, Vanguard, American, T. Rowe Price, PIMCO, Oppenheimer, American Century or Calvert Portfolios, the Accumulation Unit Change Factor for each Fund for any Valuation Period is:

(a)	the ratio of (i) the share value of the Underlying Fund at the end of the current Valuation Period, adjusted by the Cumulative Dividend Multiplier* for the current Valuation Period, to (ii) the share value of the Underlying Fund at the end of the preceding Valuation Period, adjusted for the Cumulative Dividend Multiplier for the preceding Valuation Period, divided by

(b)	1.000000 plus the component of the annual rate of expense risk, distribution expense and Separate Account administrative charges against the Fund’s assets for the number of days from the end of the preceding Valuation Period to the end of the current Valuation Period.

*	The Cumulative Dividend Multiplier is calculated by dividing the share value, after a dividend distribution, into the share value without regard to the dividend distribution, multiplied by the previous Cumulative Dividend Multiplier.

YIELD AND PERFORMANCE INFORMATION

Money Market Fund

Regulations adopted by the SEC require us to disclose the current annualized yield of the Money Market Fund of the Separate Account for a seven-day period in a manner that does not take into consideration any realized or unrealized gains or losses on shares of the Money Market Fund of the Investment Company or on its portfolio securities. This is called yield. The SEC also permits us to disclose the effective yield of the Money Market Fund of the Separate Account for the same seven-day period, determined on a compounded basis. This is called the effective yield.

Yield and effective yield reflect our deductions from the Separate Account Fund for administrative and distribution expenses or services and the mortality and expense risk charge accrued during the period. Because of these deductions, the yield for the Money Market Fund of the Separate Account will be lower than the yield for the Money Market Fund of the Investment Company.

From time to time, we will include quotations of the yield or performance of the Separate Account’s Money Market Fund in advertisements, sales literature or shareholder reports. These performance figures are calculated in the following manner:

A.	Yield is the net annualized yield based on a specified seven calendar-days calculated at simple interest rates. Yield is calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical preexisting account having a balance of one accumulation unit at the beginning of the period and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return. The yield is annualized by multiplying the base period return by 365/7. The yield figure is stated to the nearest hundredth of one percent.

B.	Effective yield is the net annualized yield for a specified seven calendar days, assuming a reinvestment of the income (compounding). Effective yield is calculated by the same method as yield, except the yield figure is compounded by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting one from the result, according to the following formula:

Effective Yield = [Base Period Return + 1)365/7] – 1.

The standard current yield of the Money Market Fund of the Separate Account for the seven-day period ended December 31, 2015 was (1.33)%. The Tier 1 Reduced Fee current yield of the Money Market Fund of the Separate Account for the seven-day period ended December 31, 2015 was ([0.63])%. The Tier 2 Reduced Fee current yield of the Money Market Fund of the Separate Account for the seven-day period ended December 31, 2015 was ([0.73])%. The Tier 3 Reduced Fee current yield of the Money Market Fund of the Separate Account for the seven-day period ended December 31, 2015 was ([0.73])%.

Yield and effective yield are based on historical earnings and show the performance of a hypothetical investment. The yield on amounts held in the Money Market Fund of the Separate Account normally will fluctuate on a daily basis, and therefore the yield for any past period is not an indication or representation of future yield. The Money Market Fund’s actual yield and effective yield are affected by changes in interest rates on money market securities, average portfolio maturity of the Money Market Fund of the Investment Company, the types and quality of portfolio securities held by the Money Market Fund of the Investment Company, and its operating expenses.

When communicating total return to current or prospective Participants, we also may compare the Money Market Fund’s figures to the performance of other variable annuity accounts tracked by mutual fund rating services or to unmanaged indices that may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs.

Funds Other Than Money Market

From time to time, we may include quotations of a Fund’s total return in advertisements, sales literature or shareholder reports. These performance figures are calculated in the following manner:

Average Annual Total Return is the average annual compounded rate of return for the periods of one year, five years and ten years, if applicable, all ended on the date of a recent calendar quarter. In addition, the total return for the life of the Fund is given. Total return quotations reflect changes in the price of a Fund’s shares and assume that all dividends and capital gains distributions during the respective periods were reinvested in Fund shares. Total return is calculated by finding the average annual compounded rates of return of a hypothetical investment over such periods, according to the following formula (total return is then expressed as a percentage):

T = (ERV/P)1/n – 1.

Where:

P = a hypothetical initial payment of $1,000

T = average annual total return

n = number of years

ERV = ending redeemable value: ERV is the value, at the end of the applicable period, of a hypothetical $1,000 investment made at the beginning of the applicable period.

See “Performance Information for the Separate Accounts” in the Prospectus.

Average Annual Total Returns (Standard Separate Account Annual Expenses)*

For the Periods Ended December 31, 2015

	One Year	Five Years	Ten Years	Life of Fund	Inception Date
Investment Company Equity Index	12.14%	13.87%	6.35%	7.93%	02/05/93
Investment Company All America	9.83%	13.41%	6.14%	9.32%	01/01/85
Investment Company Small Cap Value	3.92%	13.03%	N/A	7.63%	07/01/05
Investment Company Small Cap Growth	4.45%	14.11%	N/A	7.45%	07/01/05
Investment Company Mid Cap Value	12.46%	12.11%	N/A	6.34%	07/01/05
Investment Company Mid-Cap Equity Index	8.33%	14.96%	8.35%	8.57%	05/03/99
Investment Company Composite	7.80%	8.82%	4.80%	7.33%	01/01/85
Investment Company International	(7.15)%	3.73%	N/A	(2.12)%	11/05/07
Investment Company Money Market	(1.34)%	(1.32)%	0.37%	2.77%	01/01/85
Investment Company Mid-Term Bond	1.99%	2.61%	3.32%	3.96%	02/05/93
Investment Company Bond	5.04%	3.91%	3.95%	6.02%	01/01/85
Investment Company Retirement Income	5.23%	2.72%	N/A	4.41%	11/05/07
Investment Company 2010 Retirement	5.65%	7.26%	N/A	4.47%	11/05/07
Investment Company 2015 Retirement	5.88%	8.02%	N/A	4.45%	11/05/07
Investment Company 2020 Retirement	6.08%	9.03%	N/A	4.58%	11/05/07
Investment Company 2025 Retirement	6.71%	10.16%	N/A	4.80%	11/05/07
Investment Company 2030 Retirement	7.15%	10.95%	N/A	5.11%	11/05/07
Investment Company 2035 Retirement	6.97%	11.45%	N/A	4.91%	11/05/07
Investment Company 2040 Retirement	6.42%	11.61%	N/A	5.04%	11/05/07
Investment Company 2045 Retirement	6.08%	11.58%	N/A	4.93%	11/05/07
Investment Company 2050 Retirement	5.87%	N/A	N/A	14.68%	10/01/12
Investment Company Conservative Allocation	5.34%	6.05%	4.51%	4.61%	05/20/03
Investment Company Moderate Allocation	6.42%	8.96%	5.63%	6.42%	05/20/03
Investment Company Aggressive Allocation	6.37%	11.35%	6.31%	7.75%	05/20/03
Fidelity VIP Equity-Income	7.52%	12.49%	5.26%	7.21%	05/01/95

	One Year	Five Years	Ten Years	Life of Fund	Inception Date
Fidelity VIP Asset Manager	4.67%	7.77%	5.18%	5.97%	05/01/95
Fidelity VIP Contrafund®	10.72%	13.13%	7.87%	9.84%	05/01/95
Fidelity Mid Cap	5.12%	12.66%	N/A	8.76%	07/01/05
Vanguard VIF Diversified Value	8.51%	12.15%	N/A	6.09%	07/01/05
Vanguard VIF International	(7.18)%	5.62%	N/A	5.97%	07/01/05
Vanguard VIF REIT Index	28.55%	N/A	N/A	15.90%	08/05/13
American Century VP Capital Appreciation	7.12%	14.00%	11.11%	8.11%	01/03/89
American Funds Insurance Series New World	(8.75)%	N/A	N/A	(1.31)%	08/05/13
Calvert VP SRI Balanced	8.28%	9.58%	4.37%	5.84%	05/13/91
Deutsche Variable Series I Capital Growth VIP	11.61%	13.17%	7.22%	8.15%	01/03/89
Oppenheimer Main Street Fund®/VA	9.37%	13.29%	N/A	6.44%	07/01/05
PIMCO VIT Real Return	1.96%	N/A	N/A	(0.48)%	08/05/13
T. Rowe Price Blue Chip Growth	7.97%	N/A	N/A	16.65%	08/05/13

*	Returns reflect the deduction of actual standard charges in effect for the periods shown excluding the $2 monthly charge.

Average Annual Total Returns (Tier 1 Reduced Separate Account Annual Expenses)**

For the Periods Ended December 31, 2015

	One Year	Five Years	Ten Years	Life of Fund	Inception Date
Investment Company Equity Index	12.93%	14.62%	6.90%	8.19%	02/05/93
Investment Company All America	10.61%	14.16%	6.68%	9.50%	01/01/85
Investment Company Small Cap Value	4.65%	13.79%	N/A	8.22%	07/01/05
Investment Company Small Cap Growth	5.18%	14.87%	N/A	8.03%	07/01/05
Investment Company Mid Cap Value	13.25%	12.86%	N/A	6.91%	07/01/05
Investment Company Mid-Cap Equity Index	9.09%	15.72%	8.90%	8.93%	05/03/99
Investment Company Composite	8.56%	9.55%	5.34%	7.72%	01/01/85
Investment Company International	(6.50)%	4.41%	N/A	(1.54)%	11/05/07
Investment Company Money Market	(0.64)%	(0.66)%	0.89%	3.13%	01/01/85
Investment Company Mid-Term Bond	2.71%	3.29%	3.85%	4.20%	02/05/93
Investment Company Bond	5.78%	4.60%	4.48%	6.20%	01/01/85
Investment Company Retirement Income	5.97%	6.42%	N/A	5.02%	11/05/07
Investment Company 2010 Retirement	6.40%	7.98%	N/A	5.08%	11/05/07
Investment Company 2015 Retirement	6.62%	8.74%	N/A	5.06%	11/05/07
Investment Company 2020 Retirement	6.83%	9.75%	N/A	5.19%	11/05/07
Investment Company 2025 Retirement	7.46%	10.89%	N/A	5.42%	11/05/07
Investment Company 2030 Retirement	7.90%	11.69%	N/A	5.72%	11/05/07
Investment Company 2035 Retirement	7.72%	12.20%	N/A	5.52%	11/05/07
Investment Company 2040 Retirement	7.18%	12.36%	N/A	5.65%	11/05/07
Investment Company 2045 Retirement	6.82%	12.33%	N/A	5.55%	11/05/07
Investment Company 2050 Retirement	6.62%	N/A	N/A	15.53%	10/01/12
Investment Company Conservative Allocation	6.09%	6.76%	5.05%	5.08%	05/20/03
Investment Company Moderate Allocation	7.17%	9.68%	6.17%	6.89%	05/20/03
Investment Company Aggressive Allocation	7.12%	12.09%	6.85%	8.22%	05/20/03
Fidelity VIP Equity-Income	8.28%	13.24%	5.80%	7.49%	05/01/95
Fidelity VIP Asset Manager	5.41%	8.49%	5.72%	6.25%	05/01/95
Fidelity VIP Contrafund	11.50%	13.88%	8.42%	10.13%	05/01/95
Fidelity VIP Mid Cap	5.86%	13.41%	N/A	9.35%	07/01/05
Vanguard VIF Diversified Value	9.28%	12.89%	N/A	6.66%	07/01/05

	One Year	Five Years	Ten Years	Life of Fund	Inception Date
Vanguard VIF International	(6.53)%	6.32%	N/A	6.54%	07/01/05
Vanguard VIF REIT Index	29.45%	N/A	N/A	16.69%	08/05/13
American Century VP Capital Appreciation	7.87%	14.75%	11.68%	8.32%	01/03/89
American Funds Insurance Series New World	(8.11)%	N/A	N/A	(0.64)%	08/05/13
Calvert VP SRI Balanced	9.04%	10.31%	4.91%	6.07%	05/13/91
Deutsche Variable Series I Capital Growth VIP	12.40%	13.92%	7.77%	8.36%	01/03/89
Oppenheimer Main Street Fund®/VA	10.14%	14.04%	N/A	7.01%	07/01/05
PIMCO VIT Real Return	2.71%	N/A	N/A	0.22%	08/05/13
T. Rowe Price Blue Chip Growth	8.73%	N/A	N/A	17.45%	08/05/13

**	Returns reflect the deduction of Tier 1 Reduced Fee charges for the period July 1, 2015 through December 31, 2015, the actual Reduced Fee in effect for the period July 1, 2005 through June 30, 2015, and the actual standard charges in effect for periods prior to July 1, 2005 excluding the $2 monthly charge.

Average Annual Total Returns (Tier 2 Reduced Separate Account Annual Expenses)**

For the Periods Ended December 31, 2015

	One Year	Five Years	Ten Years	Life of Fund	Inception Date
Investment Company Equity Index	12.93%	14.62%	6.90%	8.19%	02/05/93
Investment Company All America	10.61%	14.16%	6.68%	9.50%	01/01/85
Investment Company Small Cap Value	4.65%	13.79%	N/A	8.22%	07/01/05
Investment Company Small Cap Growth	5.18%	14.87%	N/A	8.03%	07/01/05
Investment Company Mid Cap Value	13.25%	12.86%	N/A	6.91%	07/01/05
Investment Company Mid-Cap Equity Index	9.09%	15.72%	8.90%	8.93%	05/03/99
Investment Company Composite	8.56%	9.55%	5.34%	7.72%	01/01/85
Investment Company International	(6.50)%	4.41%	N/A	(1.54)%	11/05/07
Investment Company Money Market	(0.64)%	(0.66)%	0.89%	3.13%	01/01/85
Investment Company Mid-Term Bond	2.71%	3.29%	3.85%	4.20%	02/05/93
Investment Company Bond	5.78%	4.60%	4.48%	6.20%	01/01/85
Investment Company Retirement Income	5.97%	6.42%	N/A	5.02%	11/05/07
Investment Company 2010 Retirement	6.40%	7.98%	N/A	5.08%	11/05/07
Investment Company 2015 Retirement	6.62%	8.74%	N/A	5.06%	11/05/07
Investment Company 2020 Retirement	6.83%	9.75%	N/A	5.19%	11/05/07
Investment Company 2025 Retirement	7.46%	10.89%	N/A	5.42%	11/05/07
Investment Company 2030 Retirement	7.90%	11.69%	N/A	5.72%	11/05/07
Investment Company 2035 Retirement	7.72%	12.20%	N/A	5.52%	11/05/07
Investment Company 2040 Retirement	7.18%	12.36%	N/A	5.65%	11/05/07
Investment Company 2045 Retirement	6.82%	12.33%	N/A	5.55%	11/05/07
Investment Company 2050 Retirement	6.62%	N/A	N/A	15.53%	10/01/12
Investment Company Conservative Allocation	6.09%	6.76%	5.05%	5.08%	05/20/03
Investment Company Moderate Allocation	7.17%	9.68%	6.17%	6.89%	05/20/03
Investment Company Aggressive Allocation	7.12%	12.09%	6.85%	8.22%	05/20/03
Fidelity VIP Equity-Income	8.28%	13.24%	5.80%	7.49%	05/01/95
Fidelity VIP Asset Manager	5.41%	8.49%	5.72%	6.25%	05/01/95
Fidelity VIP Contrafund	11.50%	13.88%	8.42%	10.13%	05/01/95
Fidelity VIP Mid Cap	5.86%	13.41%	N/A	9.35%	07/01/05
Vanguard VIF Diversified Value	9.28%	12.89%	N/A	6.66%	07/01/05
Vanguard VIF International	(6.53)%	6.32%	N/A	6.54%	07/01/05
Vanguard VIF REIT Index	29.45%	N/A	N/A	16.69%	08/05/13

	One Year	Five Years	Ten Years	Life of Fund	Inception Date
American Century VP Capital Appreciation	7.87%	14.75%	11.68%	8.32%	01/03/89
American Funds Insurance Series New World	(8.11)%	N/A	N/A	(0.64)%	08/05/13
Calvert VP SRI Balanced	9.04%	10.31%	4.91%	6.07%	05/13/91
Deutsche Variable Series I Capital Growth VIP	12.40%	13.92%	7.77%	8.36%	01/03/89
Oppenheimer Main Street Fund®/VA	10.14%	14.04%	N/A	7.01%	07/01/05
PIMCO VIT Real Return	2.71%	N/A	N/A	0.22%	08/05/13
T. Rowe Price Blue Chip Growth	8.73%	N/A	N/A	17.45%	08/05/13

**	Returns reflect the deduction of Tier 2 Reduced Fee charges for the period July 1, 2015 through December 31, 2015, the actual Reduced Fee in effect for the period July 1, 2005 through June 30, 2015, and the actual standard charges in effect for periods prior to July 1, 2005 excluding the $2 monthly charge.

Average Annual Total Returns (Tier 3 Reduced Separate Account Annual Expenses)***

For the Periods Ended December 31, 2015

	One Year	Five Years	Ten Years	Life of Fund	Inception Date
Investment Company Equity Index	12.82%	14.53%	6.85%	8.16%	02/05/93
Investment Company All America	10.50%	14.07%	6.64%	9.49%	01/01/85
Investment Company Small Cap Value	4.55%	13.69%	N/A	8.17%	07/01/05
Investment Company Small Cap Growth	5.08%	14.77%	N/A	7.98%	07/01/05
Investment Company Mid Cap Value	13.15%	12.76%	N/A	6.87%	07/01/05
Investment Company Mid-Cap Equity Index	8.98%	15.63%	8.86%	8.90%	05/03/99
Investment Company Composite	8.46%	9.46%	5.30%	7.70%	01/01/85
Investment Company International	(6.59)%	4.33%	N/A	(1.60)%	11/05/07
Investment Company Money Market	(0.73)%	(0.74)%	0.85%	3.11%	01/01/85
Investment Company Mid-Term Bond	2.62%	3.21%	3.81%	4.19%	02/05/93
Investment Company Bond	5.69%	4.52%	4.44%	6.19%	01/01/85
Investment Company Retirement Income	5.88%	6.33%	N/A	4.96%	11/05/07
Investment Company 2010 Retirement	6.31%	7.88%	N/A	5.02%	11/05/07
Investment Company 2015 Retirement	6.53%	8.65%	N/A	5.00%	11/05/07
Investment Company 2020 Retirement	6.73%	9.65%	N/A	5.13%	11/05/07
Investment Company 2025 Retirement	7.36%	10.79%	N/A	5.35%	11/05/07
Investment Company 2030 Retirement	7.81%	11.59%	N/A	5.66%	11/05/07
Investment Company 2035 Retirement	7.62%	12.10%	N/A	5.46%	11/05/07
Investment Company 2040 Retirement	7.07%	12.26%	N/A	5.59%	11/05/07
Investment Company 2045 Retirement	6.72%	12.23%	N/A	5.48%	11/05/07
Investment Company 2050 Retirement	6.52%	N/A	N/A	15.37%	10/01/12
Investment Company Conservative Allocation	5.99%	6.67%	5.01%	5.04%	05/20/03
Investment Company Moderate Allocation	7.08%	9.59%	6.13%	6.85%	05/20/03
Investment Company Aggressive Allocation	7.03%	12.00%	6.81%	8.19%	05/20/03
Fidelity VIP Equity-Income	8.18%	13.14%	5.75%	7.47%	05/01/95
Fidelity VIP Asset Manager	5.31%	8.39%	5.68%	6.22%	05/01/95
Fidelity VIP Contrafund	11.39%	13.78%	8.38%	10.10%	05/01/95
Fidelity VIP Mid Cap	5.76%	13.31%	N/A	9.30%	07/01/05
Vanguard VIF Diversified Value	9.17%	12.80%	N/A	6.61%	07/01/05
Vanguard VIF International	(6.62)%	6.23%	N/A	6.50%	07/01/05
Vanguard VIF REIT Index	29.33%	N/A	N/A	16.58%	08/05/13
American Century VP Capital Appreciation	7.77%	14.65%	11.63%	8.30%	01/03/89

	One Year	Five Years	Ten Years	Life of Fund	Inception Date
American Funds Insurance Series New World	(8.19)%	N/A	N/A	(0.73)%	08/05/13
Calvert VP SRI Balanced	8.94%	10.22%	4.87%	6.06%	05/13/91
Deutsche Variable Series I Capital Growth VIP	12.29%	13.82%	7.73%	8.35%	01/03/89
Oppenheimer Main Street Fund®/VA	10.03%	13.95%	N/A	6.97%	07/01/05
PIMCO VIT Real Return	2.57%	N/A	N/A	0.10%	08/05/13
T. Rowe Price Blue Chip Growth	8.63%	N/A	N/A	17.34%	08/05/13

***	Returns reflect the deduction of Tier 3 Reduced Fee charges for the periods August 1, 2010 through December 31, 2015, the actual Reduced Fee in effect for the period July 1, 2005 through July 31, 2010, and the actual standard charges in effect for periods prior to July 1, 2005 excluding the $2 monthly charge.

The standard current yield of the Money Market Fund of the Separate Account for the seven day period ended December 31, 2015 was ([1.33])%. The Tier 1 Reduced Fee current yield of the Money Market Fund of the Separate Account for the seven day period ended December 31, 2015 was ([0.63])%. The Tier 2 Reduced Fee current yield of the Money Market Fund of the Separate Account for the seven day period ended December 31, 2015 was ([0.73])%. The Tier 3 Reduced Fee current yield of the Money Market Fund of the Separate Account for the seven day period ended December 31, 2015 was ([0.73])%.

The returns for the All America Fund (previously called the “Stock Fund”) prior to May 1, 1994 reflect the results of the Underlying Fund prior to a change in its investment objectives and policies and the addition of subadvisers on that date. The All America Fund adopted its current asset allocation model as of May 1, 2014, and returns prior to that date reflect the results of the prior asset allocation model.

The Conservative Allocation Fund, the Moderate Allocation Fund and the Aggressive Allocation Fund adopted their respective asset allocation models as of May 1, 2014, and returns prior to that date reflect the results of their respective prior asset allocation models.

The inception dates are for the Funds in Separate Account No. 2.

In the above tables, we did not deduct the $2.00 monthly contract fee from each Separate Account Fund. For any Participant, the actual treatment of the monthly contract fee and its effect on total return will depend on the Participant’s actual allocation of Account Balance.

If you have Account Balance in the General Account, the monthly contract fee would be deducted from the General Account, not any Separate Account Fund. If you do not have Account Balance allocated to the General Account, but you do have Account Balance allocated to more than one Fund of the Separate Account, the fee would only be deducted from one of the Funds so that an illustration of total return figures of the other Funds could be lower than shown above.

If you do not have any Account Balance in the General Account, we will deduct the $2.00 monthly charge from your Account Balance allocated to one or more of the Separate Account Funds, in the following order:

(a)	Investment Company Money Market Fund (except if redemption of shares has been suspended),

(b)	Investment Company Mid-Term Bond Fund,

(c)	Investment Company Bond Fund,

(d)	Investment Company Composite Fund,

(e)	Fidelity VIP Asset Manager Portfolio,

(f)	Calvert VP SRI Balanced Portfolio,

(g)	Fidelity VIP Equity-Income Portfolio,

(h)	Investment Company All America Fund,

(i)	Investment Company Equity Index Fund,

(j)	Investment Company Mid-Cap Equity Index Fund,

(k)	Fidelity VIP Contrafund® Portfolio,

(l)	Deutsche Variable Series I Capital Growth VIP,

(m)	American Century VP Capital Appreciation Fund,

(n)	Investment Company Conservative Allocation Fund,

(o)	Investment Company Moderate Allocation Fund,

(p)	Investment Company Aggressive Allocation Fund,

(q)	Investment Company Small Cap Value Fund,

(r)	Investment Company Small Cap Growth Fund,

(s)	Investment Company Mid Cap Value Fund,

(t)	Fidelity VIP Mid Cap Portfolio,

(u)	Oppenheimer Main Street Fund®/VA,

(v)	Vanguard VIF Diversified Value Portfolio,

(w)	Vanguard VIF International Portfolio,

(x)	Investment Company International Fund

(y)	Investment Company Retirement Income Fund,

(z)	Investment Company 2010 Retirement Fund,

(aa)	Investment Company 2015 Retirement Fund,

(bb)	Investment Company 2020 Retirement Fund,

(cc)	Investment Company 2025 Retirement Fund,

(dd)	Investment Company 2030 Retirement Fund,

(ee)	Investment Company 2035 Retirement Fund,

(ff)	Investment Company 2040 Retirement Fund,

(gg)	Investment Company 2045 Retirement Fund,

(hh)	Investment Company 2050 Retirement Fund,

(ii)	Investment Company 2055 Retirement Fund,

(jj)	American Funds Insurance Series New World Fund®,

(kk)	PIMCO VIT Real Return Portfolio,

(ll)	T. Rowe Price Blue Chip Growth Portfolio, and

(mm)	Vanguard VIF REIT Index Portfolio.

Performance figures are based on historical earnings and are not guaranteed to reoccur. They are not necessarily indicative of the future investment performance of a particular Fund. Total return and yield for a Fund will vary based on changes in market conditions and the performance of the Underlying Fund. Unit values will fluctuate so that, when redeemed, they may be worth more or less than their original cost.

When communicating total return to current or prospective Participants, we also may compare a Fund’s figures to the performance of other variable annuity accounts tracked by mutual fund rating services or to unmanaged indices that may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs.

See “Performance Information for the Separate Accounts” in the Prospectus.

SAFEKEEPING OF SEPARATE ACCOUNT ASSETS

We hold title to the Separate Account’s assets, including shares of the Underlying Funds. We maintain records of all purchases and redemptions of Underlying Fund shares by each of the Separate Account Funds.

STATE REGULATION

We are subject to regulation by the New York State Superintendent of Financial Services (“Superintendent”) as well as by the insurance departments of all the other states and jurisdictions in which we do business.

We must file with the Superintendent an annual statement on a form specified by the National Association of Insurance Commissioners. We also must file with New York and other states a separate statement covering the separate accounts that we maintain, including the Separate Account. Our books and records are subject to review and examination by the Superintendent and the Superintendent’s agents at all times. The Superintendent makes a full examination into our affairs at least every five years. Other states also may periodically conduct a full examination of our operations.

The laws of New York and of other states in which we are licensed to transact business specifically provide for regulation and supervision of the variable annuity activities of life insurance companies. Regulations require certain contract provisions and require us to obtain approval of contract forms. State regulation does not involve any supervision or control over the investment policies of the Separate Account, or the selection of investments therefor, except for verification that any such investments are permissible under applicable law. Generally, the states in which we do business apply the laws of New York in determining permissible investments for us.

PERIODIC REPORTS

Prior to your Annuity Commencement Date, we will provide you, at least quarterly, with a statement as of a specified date covering the period since the last statement. The statement will set forth, for the covered period:

(1)	Amounts added to your Account Balance, which will be Deferred Compensation deposits under 457 Contracts or Contributions under Thrift, IRA, FPA and TDA Contracts made by you or on your behalf, including

•	the allocation of contributed amounts to the Separate and General Accounts;

•	the date Deferred Compensation was deducted from your salary or the Contribution was made, as well as any designation of the Contribution as a Designated Roth Contribution (if permitted by your Plan); and

•	the date the amount was credited to your account.

(3)	Interest accrued on amounts allocated for you to the General Account.

(4)	The number and dollar value of Accumulation Units credited to you in each Fund of the Separate Account;

(5)	The total amounts of all withdrawals and transfers from the General Account and each Fund; and

(6)	Any change in your plan’s status with respect to eligibility for the Reduced Fee.

We have advised Employers that they should remit your Contributions to us within seven days of the date the Contribution was withheld from your pay.

The statement we send to you also will specify your Account Balance available to provide a periodic benefit, cash return or death benefit. We will transmit to Participants, at least semi-annually, reports showing the financial condition of the Separate Account and showing the schedules of investments held in each Underlying Fund.

LEGAL MATTERS

All matters of applicable state law pertaining to the Contracts, including our right to issue the Contracts and certain legal matters relating to Federal securities laws, have been passed upon by James J. Roth, Senior Executive Vice President and General Counsel of Mutual of America.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The statements of assets and liabilities of Mutual of America Separate Account No. 2 as of December 31, 2015 and the related statements of operations for the year or period then ended, the statements of changes in net assets for each of the years or periods in the two-year period then ended and the financial highlights for each of the years or periods in the five-year period then ended have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein.

The consolidated statutory statements of financial condition of Mutual of America Life Insurance Company and subsidiaries (the “Company”) as of December 31, 2015 and 2014, and the related consolidated statutory statements of operations and surplus, and cash flows for each of the years in the three-year period ended December 31, 2015, have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. The audit report, dated March [19], 2016, covering the December 31, 2015, 2014 and 2013 consolidated statutory statements referred to above contains an explanatory paragraph that states that the Company prepared the consolidated statutory financial statements using accounting practices prescribed or permitted by the New York State Department of Financial Services, which practices differs from U.S. generally accepted accounting principles. Accordingly, the KPMG LLP audit report referred to above states that the consolidated statutory financial statements are not presented fairly in conformity with U.S. generally accepted accounting principles and further states that the consolidated statutory financial statements are presented fairly, in all material respects, in conformity with accounting practices prescribed or permitted by the New York State Department of Financial Services.

ADDITIONAL INFORMATION

We have filed with the SEC a registration statement under the Securities Act of 1933, as amended, concerning the Contracts. Not all of the information set forth in the registration statement, amendments and exhibits thereto has been included in this Statement of Additional Information or in the current Prospectus for the Contracts. Statements contained herein concerning the content of the Contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of those documents, reference should be made to the materials filed with the SEC. The SEC has an Internet website at http://www.sec.gov, or you may write to the SEC’s Public Reference Section, 100 F Street, NE, Washington, DC 20549-6009 and obtain copies upon payment of a duplicating fee.

FINANCIAL STATEMENTS

The statements of assets and liabilities of Mutual of America Separate Account No. 2 as of December 31, 2015 and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years or periods in the two-year period then ended and the financial highlights for each of the years or periods in the five-year period then ended have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein.

The consolidated statutory statements of financial condition of Mutual of America Life Insurance Company and subsidiaries (the “Company”) as of December 31, 2015 and 2014, and the related consolidated statutory statements of operations and surplus, and cash flows for each of the years in the three-year period ended December 31, 2015, have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. The audit report, dated March [19], 2016, covering the December 31, 2015, 2014 and 2013 consolidated statutory statements referred to above contains an explanatory paragraph that states that the Company prepared the consolidated statutory financial statements using accounting practices prescribed or permitted by the New York State Department of Financial Services, which practices differs from U.S. generally accepted accounting principles. Accordingly, the KPMG LLP audit report referred to above states that the consolidated statutory financial statements are not presented fairly in conformity with U.S. generally accepted accounting principles and further states that the consolidated statutory financial statements are presented fairly, in all material respects, in conformity with accounting practices prescribed or permitted by the New York State Department of Financial Services.

When you allocate Account Balance to the Separate Account Funds, the value of the Account Balance in those Funds is impacted primarily by the investment results of the Underlying Fund(s).

Financial statements of the Separate Account for 2015 are included as follows:

Financial Statements of Mutual of America for 2013, 2012 and 2011 are included as follows:

You should consider our financial statements included in this Statement of Additional Information as bearing on our ability to meet our obligations under the Contracts and to support our General Account.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors of Mutual of America Life Insurance Company and

Contract Owners of Mutual of America Separate Account No. 2:

We have audited the accompanying statements of assets and liabilities of Mutual of America Separate Account No. 2 (comprising the sub-accounts listed in Note 1 of the notes to the financial statements and collectively referred to as the “Separate Account”) as of December 31, 2015, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2015, by correspondence with the underlying mutual funds or their transfer agents. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Mutual of America Separate Account No. 2 as of December 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York

April 29, 2016

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2014

	Investment Company
	Equity Index Fund	All America Fund	Small Cap Value Fund	Small Cap Growth Fund
Investments in Mutual of America Investment Corporation at fair value
(Cost:
Equity Index Fund—$329,015,006 All America Fund—$212,741,547 Small Cap Value Fund—$143,836,580 Small Cap Growth Fund—$162,645,631) (Notes 1 and 2)	$537,758,452	$257,973,843	$195,939,455	$215,325,516
Due From (To) Mutual of America General Account	1,004,717	(49,334)	8,345	28,556

Net Assets	$538,763,169	$257,924,509	$195,947,800	$215,354,072

Tier 1 Reduced Fee Units:
Net Assets	$146,760,171	$62,048,004	$51,517,454	$55,629,560

Units Outstanding	26,165,211	3,856,251	24,315,034	26,691,495

Unit Value	$5.61	$16.09	$2.12	$2.08

Tier 2 Reduced Fee Units:
Net Assets	$85,850,168	$36,040,828	$37,957,041	$41,547,114

Units Outstanding	15,370,229	2,249,354	17,993,630	20,021,789

Unit Value	$5.59	$16.02	$2.11	$2.08

Standard Units:
Net Assets	$306,152,830	$159,835,677	$106,473,305	$118,177,398

Units Outstanding	57,444,912	10,455,060	52,895,476	59,682,962

Unit Value	$5.33	$15.29	$2.01	$1.98

	Investment Company
	Mid Cap Value Fund	Mid-Cap Equity Index Fund	Composite Fund	International Fund
Investments in Mutual of America Investment Corporation at fair value
(Cost:
Mid Cap Value Fund—$44,803,154 Mid-Cap Equity Index Fund—$275,035,678 Composite Fund—$131,897,280 International Fund—$15,612,080) (Notes 1 and 2)	$57,300,867	$404,718,748	$165,818,958	$17,119,645
Due From (To) Mutual of America General Account	404,050	(177,997)	54,512	10,253

Net Assets	$57,704,917	$404,540,751	$165,873,470	$17,129,898

Tier 1 Reduced Fee Units:
Net Assets	$14,875,250	$108,941,896	$41,111,931	$5,734,532

Units Outstanding	7,876,558	28,503,599	4,430,906	6,410,249

Unit Value	$1.89	$3.82	$9.28	$0.89

Tier 2 Reduced Fee Units:
Net Assets	$10,029,174	$64,958,460	$22,214,521	$3,925,588

Units Outstanding	5,333,294	17,068,096	2,403,819	4,406,807

Unit Value	$1.88	$3.81	$9.24	$0.89

Standard Units:
Net Assets	$32,800,493	$230,640,395	$102,547,018	$7,469,778

Units Outstanding	18,280,232	63,509,707	11,631,944	8,705,873

Unit Value	$1.79	$3.63	$8.82	$0.86

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2014

	Investment Company
	Money Market Fund	Mid-Term Bond Fund	Bond Fund	Retirement Income Fund
Investments in Mutual of America Investment Corporation at fair value
(Cost:
Money Market Fund—$54,403,282 Mid-Term Bond Fund—$108,883,536 Bond Fund—$231,157,024 Retirement Income Fund—$29,894,440) (Notes 1 and 2)	$55,108,968	$115,434,306	$245,821,139	$31,903,022
Due From (To) Mutual of America General Account	11,248	9,861	57,237	(51,104)

Net Assets	$55,120,216	$115,444,167	$245,878,376	$31,851,918

Tier 1 Reduced Fee Units:
Net Assets	$17,526,449	$36,245,307	$70,622,506	$11,664,723

Units Outstanding	6,948,455	14,697,700	10,994,186	8,213,356

Unit Value	$2.52	$2.47	$6.42	$1.42

Tier 2 Reduced Fee Units:
Net Assets	$10,420,691	$21,083,347	$47,773,927	$5,544,917

Units Outstanding	4,148,731	8,581,654	7,466,146	3,921,546

Unit Value	$2.51	$2.46	$6.40	$1.41

Standard Units:
Net Assets	$27,173,076	$58,115,513	$127,481,943	$14,642,278

Units Outstanding	11,340,518	24,802,787	20,888,461	10,750,467

Unit Value	$2.40	$2.34	$6.10	$1.36

	Investment Company
	2010 Retirement Fund	2015 Retirement Fund	2020 Retirement Fund	2025 Retirement Fund
Investments in Mutual of America Investment Corporation at fair value
(Cost:
2010 Retirement Fund—$16,697,772 2015 Retirement Fund—$85,476,087 2020 Retirement Fund—$175,634,206 2025 Retirement Fund—$169,094,071) (Notes 1 and 2)	$18,699,321	$101,719,583	$214,440,419	$214,553,656
Due From (To) Mutual of America General Account	6,804	135,493	135,807	297,796

Net Assets	$18,706,125	$101,855,076	$214,576,226	$214,851,452

Tier 1 Reduced Fee Units:
Net Assets	$6,816,657	$33,118,370	$75,128,122	$72,518,807

Units Outstanding	4,839,159	23,680,911	53,657,425	50,394,999

Unit Value	$1.41	$1.40	$1.40	$1.44

Tier 2 Reduced Fee Units:
Net Assets	$3,604,819	$19,210,249	$46,039,055	$48,646,127

Units Outstanding	2,570,492	13,797,334	33,028,643	33,956,010

Unit Value	$1.40	$1.39	$1.39	$1.43

Standard Units:
Net Assets	$8,284,649	$49,526,457	$93,409,049	$93,686,518

Units Outstanding	6,132,511	36,927,718	69,564,910	67,887,059

Unit Value	$1.35	$1.34	$1.34	$1.38

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2014

	Investment Company
	2030 Retirement Fund	2035 Retirement Fund	2040 Retirement Fund	2045 Retirement Fund
Investments in Mutual of America Investment Corporation at fair value
(Cost:
2030 Retirement Fund—$129,709,568 2035 Retirement Fund—$108,804,077 2040 Retirement Fund—$91,532,599 2045 Retirement Fund—$111,617,027) (Notes 1 and 2)	$169,672,403	$142,440,254	$122,390,527	$151,090,249
Due From (To) Mutual of America General Account	155,995	161,785	225,167	261,776

Net Assets	$169,828,398	$142,602,039	$122,615,694	$151,352,025

Tier 1 Reduced Fee Units:
Net Assets	$58,974,894	$47,708,360	$42,787,708	$53,132,184

Units Outstanding	39,955,295	32,459,370	29,157,586	36,538,059

Unit Value	$1.48	$1.47	$1.47	$1.45

Tier 2 Reduced Fee Units:
Net Assets	$39,153,694	$36,483,879	$30,542,473	$38,932,288

Units Outstanding	26,644,954	24,933,660	20,905,670	26,892,994

Unit Value	$1.47	$1.46	$1.46	$1.45

Standard Units:
Net Assets	$71,699,810	$58,409,800	$49,285,513	$59,287,553

Units Outstanding	50,652,843	41,438,115	35,020,282	42,513,599

Unit Value	$1.42	$1.41	$1.41	$1.39

	Investment Company
	2050 Retirement Fund	Conservative Allocation Fund	Moderate Allocation Fund	Aggressive Allocation Fund
Investments in Mutual of America Investment Corporation at fair value
(Cost:
2050 Retirement Fund—$25,911,937 Conservative Allocation Fund—$73,311,085 Moderate Allocation Fund— $175,184,894 Aggressive Allocation Fund—$127,597,260) (Notes 1 and 2)	$28,537,427	$82,502,668	$227,516,500	$183,447,671
Due From (To) Mutual of America General Account	116,686	257,750	142,056	46,559

Net Assets	$28,654,113	$82,760,418	$227,658,556	$183,494,230

Tier 1 Reduced Fee Units:
Net Assets	$9,008,138	$22,027,663	$66,385,376	$53,514,715

Units Outstanding	6,508,145	12,386,880	30,595,131	21,351,278

Unit Value	$1.38	$1.78	$2.17	$2.51

Tier 2 Reduced Fee Units:
Net Assets	$7,262,194	$17,235,100	$47,389,837	$41,237,200

Units Outstanding	5,263,230	9,728,644	21,926,543	16,519,355

Unit Value	$1.38	$1.77	$2.16	$2.50

Standard Units:
Net Assets	$12,383,781	$43,497,655	$113,883,343	$88,742,315

Units Outstanding	9,097,412	25,745,524	55,235,770	37,260,729

Unit Value	$1.36	$1.69	$2.06	$2.38

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2014

	Fidelity
	VIP Equity-Income Portfolio	VIP Asset Manager Portfolio	VIP Contrafund Portfolio	VIP Mid Cap Portfolio
Investments in Fidelity VIP Portfolios at fair value
(Cost:
Fidelity VIP Equity-Income Portfolio—$245,802,712 Fidelity VIP Asset Manager Portfolio—$123,867,645 Fidelity VIP Contrafund Portfolio—$467,889,473 Fidelity VIP Mid Cap Portfolio—$143,523,457) (Notes 1 and 2)	$277,671,654	$145,531,775	$702,246,989	$176,513,538
Due From (To) Mutual of America General Account	48,547	13,821	42,951	51,579

Net Assets	$277,720,201	$145,545,596	$702,289,940	$176,565,117

Tier 1 Reduced Fee Units:
Net Assets	$79,836,570	$45,541,789	$190,121,701	$51,505,572

Units Outstanding	1,181,202	984,234	2,491,108	719,925

Unit Value	$67.59	$46.27	$76.32	$71.54

Tier 2 Reduced Fee Units:
Net Assets	$50,779,233	$28,170,611	$121,641,526	$34,821,822

Units Outstanding	754,657	611,540	1,600,978	488,915

Unit Value	$67.29	$46.07	$75.98	$71.22

Standard Units:
Net Assets	$147,104,398	$71,833,196	$390,526,713	$90,237,723

Units Outstanding	2,290,656	1,633,894	5,385,642	1,327,553

Unit Value	$64.22	$43.96	$72.51	$67.97

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2014

	Vanguard			American Century
	VIF Diversified Value Portfolio	VIF International Portfolio	VIF REIT Index Portfolio	VP Capital Appreciation Fund
Investments in Vanguard VIF Portfolios and American Century VP Capital Appreciation Fund at fair value
(Cost:
Vanguard VIF Diversified Value Portfolio—$132,797,981 Vanguard VIF International Portfolio—$233,720,006 Vanguard VIF REIT Index Portfolio—$37,862,328 American Century VP Capital Appreciation Fund—$222,199,061) (Notes 1 and 2)	$173,248,910	$264,215,615	$41,942,014	$282,766,655
Due From (To) Mutual of America General Account	68,937	(7,094)	383,665	5,241

Net Assets	$173,317,847	$264,208,521	$42,325,679	$282,771,896

Tier 1 Reduced Fee Units:
Net Assets	$46,092,531	$79,528,468	$8,733,251	$72,763,689

Units Outstanding	1,786,279	2,945,119	569,937	1,790,451

Unit Value	$25.80	$27.00	$15.32	$40.64

Tier 2 Reduced Fee Units:
Net Assets	$33,124,136	$53,255,548	$6,943,554	$51,894,690

Units Outstanding	1,288,974	1,980,332	453,717	1,282,644

Unit Value	$25.70	$26.89	$15.30	$40.46

Standard Units:
Net Assets	$94,101,180	$131,424,505	$26,648,874	$158,113,517

Units Outstanding	3,837,846	5,121,916	1,755,796	4,094,399

Unit Value	$24.52	$25.66	$15.18	$38.62

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2014

	American Funds	Calvert	Deutsche
	New World Fund	VP SRI Balanced Portfolio	Capital Growth VIP
Investments in American Funds New World Fund, Calvert VP SRI Balanced Portfolio and Deutsche Capital Growth VIP at fair value
(Cost:
American Funds New World Fund—$4,369,629 Calvert VP SRI Balanced Portfolio—$105,130,555 Deutsche Capital Growth VIP—$162,105,518) (Notes 1 and 2)	$3,806,587	$117,170,817	$275,799,304
Due From (To) Mutual of America General Account	10,316	19,267	208,312

Net Assets	$3,816,903	$117,190,084	$276,007,616

Tier 1 Reduced Fee Units:
Net Assets	$921,543	$28,178,723	$73,954,568

Units Outstanding	39,587	5,300,398	1,078,584

Unit Value	$23.28	$5.32	$68.57

Tier 2 Reduced Fee Units:
Net Assets	$1,082,466	$20,837,347	$44,945,735

Units Outstanding	46,558	3,935,060	658,224

Unit Value	$23.25	$5.30	$68.28

Standard Units:
Net Assets	$1,812,894	$68,174,014	$157,107,313

Units Outstanding	78,623	13,495,491	2,411,371

Unit Value	$23.06	$5.05	$65.15

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2014

	Oppenheimer	PIMCO	T. Rowe Price
	Main Street Fund/VA	VIT Real Return Portfolio	Blue Chip Growth Portfolio
Investments in Oppenheimer Main Street Fund/VA, PIMCO VIT Real Return Portfolio and T. Rowe Price Blue Chip Growth Portfolio at fair value
(Cost:
Oppenheimer Main Street Fund/VA—$28,452,078 PIMCO VIT Real Return Portfolio—$13,719,121 T. Rowe Price Blue Chip Growth Portfolio—$20,650,743) (Notes 1 and 2)	$40,645,296	$13,427,080	$22,387,196
Due From (To) Mutual of America General Account	15,538	63,661	23,737

Net Assets	$40,660,834	$13,490,741	$22,410,933

Tier 1 Reduced Fee Units:
Net Assets	$11,917,004	$3,210,923	$5,061,268

Units Outstanding	305,759	242,123	245,768

Unit Value	$38.98	$13.26	$20.59

Tier 2 Reduced Fee Units:
Net Assets	$7,783,298	$2,705,946	$4,115,270

Units Outstanding	200,522	204,387	200,099

Unit Value	$38.82	$13.24	$20.57

Standard Units:
Net Assets	$20,960,532	$7,573,872	$13,234,395

Units Outstanding	565,977	576,790	648,810

Unit Value	$37.03	$13.13	$20.40

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF OPERATIONS

For the Year Ended December 31, 2014

	Investment Company
	Equity Index Fund	All America Fund	Small Cap Value Fund	Small Cap Growth Fund	Mid Cap Value Fund	Mid-Cap Equity Index Fund
Investment Income and Expenses:
Dividend Income (Note 1)	$7,439,841	$3,149,586	$2,489,225	$114,487	$408,214	$3,863,249
Expenses (Note 3)	4,414,811	2,378,312	1,783,455	1,993,136	465,949	3,643,287

Net Investment Income (Loss)	3,025,030	771,274	705,770	(1,878,649)	(57,735)	219,962

Net Realized and Unrealized Gain (Loss) on Investments (Note 1):
Net realized gain (loss) on investment transactions	6,923,994	4,643,345	6,269,239	9,192,042	1,193,105	10,176,675
Realized gain from distributions	6,150,097	18,676,177	19,079,882	16,956,034	3,421,645	17,343,471

Net realized gain (loss) on investments	13,074,091	23,319,522	25,349,121	26,148,076	4,614,750	27,520,146

Net change in unrealized appreciation (depreciation) on investments	41,645,774	126,435	(18,095,142)	(15,553,930)	1,416,182	5,005,874

Net Realized and Unrealized Gain (Loss) on Investments	54,719,865	23,445,957	7,253,979	10,594,146	6,030,932	32,526,020

Net Increase (Decrease) in Net Assets Resulting From Operations	$57,744,895	$24,217,231	$7,959,749	$8,715,497	$5,973,197	$32,745,982

	Investment Company
	Composite Fund	International Fund	Money Market Fund	Mid-Term Bond Fund	Bond Fund	Retirement Income Fund
Investment Income and Expenses:
Dividend Income (Note 1)	$3,131,466	$265,878	$—	$2,991,050	$6,949,604	$434,138
Expenses (Note 3)	1,531,373	148,879	494,827	1,024,614	2,108,608	234,043

Net Investment Income (Loss)	1,600,093	116,999	(494,827)	1,966,436	4,840,996	200,095

Net Realized and Unrealized Gain (Loss) on Investments (Note 1):
Net realized gain (loss) on investment transactions	2,013,098	284,490	131,027	756,336	930,452	369,645
Realized gain from distributions	—	59,421	—	582,530	—	496,803

Net realized gain (loss) on investments	2,013,098	343,911	131,027	1,338,866	930,452	866,448

Net change in unrealized appreciation (depreciation) on investments	8,968,002	(1,728,296)	(207,785)	(601,303)	6,607,625	408,249

Net Realized and Unrealized Gain (Loss) on Investments	10,981,100	(1,384,385)	(76,758)	737,563	7,538,077	1,274,697

Net Increase (Decrease) in Net Assets Resulting From Operations	$12,581,193	$(1,267,386)	$(571,585)	$2,703,999	$12,379,073	$1,474,792

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF OPERATIONS

For the Year Ended December 31, 2014

	Investment Company
	2010 Retirement Fund	2015 Retirement Fund	2020 Retirement Fund	2025 Retirement Fund	2030 Retirement Fund	2035 Retirement Fund
Investment Income and Expenses:
Dividend Income (Note 1)	$340,563	$1,726,510	$2,571,725	$2,239,712	$1,695,125	$1,279,490
Expenses (Note 3)	148,072	815,820	1,560,827	1,567,402	1,220,581	1,008,384

Net Investment Income (Loss)	192,491	910,690	1,010,898	672,310	474,544	271,106

Net Realized and Unrealized Gain (Loss) on Investments (Note 1):
Net realized gain (loss) on investment transactions	286,650	1,717,685	1,846,679	1,157,026	940,242	851,422
Realized gain from distributions	465,003	2,295,615	2,383,552	1,825,547	1,564,458	1,399,740

Net realized gain (loss) on investments	751,653	4,013,300	4,230,231	2,982,573	2,504,700	2,251,162

Net change in unrealized appreciation (depreciation) on investments	84,008	815,852	6,745,405	9,463,731	8,033,127	6,454,678

Net Realized and Unrealized Gain (Loss) on Investments	835,661	4,829,152	10,975,636	12,446,304	10,537,827	8,705,840

Net Increase (Decrease) in Net Assets Resulting From Operations	$1,028,152	$5,739,842	$11,986,534	$13,118,614	$11,012,371	$8,976,946

	Investment Company
	2040 Retirement Fund	2045 Retirement Fund	2050 Retirement Fund	Conservative Allocation Fund	Moderate Allocation Fund	Aggressive Allocation Fund
Investment Income and Expenses:
Dividend Income (Note 1)	$1,113,044	$1,395,337	$28,685	$1,605,676	$3,977,111	$2,765,173
Expenses (Note 3)	881,110	1,099,612	158,526	662,742	1,909,229	1,540,676

Net Investment Income (Loss)	231,934	295,725	(129,841)	942,934	2,067,882	1,224,497

Net Realized and Unrealized Gain (Loss) on Investments (Note 1):
Net realized gain (loss) on investment transactions	678,542	646,989	24,751	602,348	2,713,156	2,962,079
Realized gain from distributions	1,377,399	1,653,419	40,034	1,175,821	2,912,739	2,823,946

Net realized gain (loss) on investments	2,055,941	2,300,408	64,785	1,778,169	5,625,895	5,786,025

Net change in unrealized appreciation (depreciation) on investments	4,990,643	6,199,697	1,338,205	1,352,982	6,549,360	4,595,577

Net Realized and Unrealized Gain (Loss) on Investments	7,046,584	8,500,105	1,402,990	3,131,151	12,175,255	10,381,602

Net Increase (Decrease) in Net Assets Resulting From Operations	$7,278,518	$8,795,830	$1,273,149	$4,074,085	$14,243,137	$11,606,099

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF OPERATIONS

For the Year Ended December 31, 2014

	Fidelity				Vanguard
	VIP Equity-Income Portfolio	VIP Asset Manager Portfolio	VIP Contrafund Portfolio	VIP Mid Cap Portfolio	VIF Diversified Value Portfolio	VIF International Portfolio
Investment Income and Expenses:
Dividend Income (Note 1)	$7,812,187	$2,215,569	$6,524,969	$450,604	$3,340,262	$4,140,920
Expenses (Note 3)	2,176,768	1,116,934	5,415,159	1,384,537	1,446,794	2,495,737

Net Investment Income (Loss)	5,635,419	1,098,635	1,109,810	(933,933)	1,893,468	1,645,183

Net Realized and Unrealized Gain (Loss) on Investments (Note 1):
Net realized gain (loss) on investment transactions	2,444,105	1,676,945	12,214,385	2,945,108	1,986,787	2,991,938
Realized gain from distributions	3,808,158	6,637,297	13,689,642	4,099,813	5,875,641	—

Net realized gain (loss) on investments	6,252,263	8,314,242	25,904,027	7,044,921	7,862,428	2,991,938

Net change in unrealized appreciation (depreciation) on investments	8,688,214	(2,417,821)	43,528,123	3,241,211	3,694,087	(24,514,343)

Net Realized and Unrealized Gain (Loss) on Investments	14,940,477	5,896,421	69,432,150	10,286,132	11,556,515	(21,522,405)

Net Increase (Decrease) in Net Assets Resulting From Operations	$20,575,896	$6,995,056	$70,541,960	$9,352,199	$13,449,983	$(19,877,222)

	Vanguard	American Century	American Funds	Calvert	Deutsche	Oppenheimer
	VIF REIT Index Portfolio	VP Capital Appreciation Fund	New World Fund	VP SRI Balanced Portfolio	Capital Growth VIP	Main Street Fund/VA
Investment Income and Expenses:
Dividend Income (Note 1)	$278,617	$—	$48,442	$1,797,043	$1,601,275	$292,049
Expenses (Note 3)	208,157	1,907,442	24,918	1,046,251	2,357,341	312,505

Net Investment Income (Loss)	70,460	(1,907,442)	23,524	750,792	(756,066)	(20,456)

Net Realized and Unrealized Gain (Loss) on Investments (Note 1):
Net realized gain (loss) on investment transactions	94,375	7,399,391	(4,516)	1,016,789	8,043,486	743,138
Realized gain from distributions	378,255	59,200,821	253,566	7,855,767	14,638,973	705,946

Net realized gain (loss) on investments	472,630	66,600,212	249,050	8,872,556	22,682,459	1,449,084

Net change in unrealized appreciation (depreciation) on investments	4,132,807	(44,849,674)	(598,946)	(357,864)	7,366,758	1,937,887

Net Realized and Unrealized Gain (Loss) on Investments	4,605,437	21,750,538	(349,896)	8,514,692	30,049,217	3,386,971

Net Increase (Decrease) in Net Assets Resulting From Operations	$4,675,897	$19,843,096	$(326,372)	$9,265,484	$29,293,151	$3,366,515

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF OPERATIONS

For the Year Ended December 31, 2014

	PIMCO	T. Rowe Price
	VIT Real Return Portfolio	Blue Chip Growth Portfolio
Investment Income and Expenses:
Dividend Income (Note 1)	$117,023	$—
Expenses (Note 3)	72,061	114,873

Net Investment Income (Loss)	44,962	(114,873)

Net Realized and Unrealized Gain (Loss) on Investments (Note 1):
Net realized gain (loss) on investment transactions	(11,097)	61,059
Realized gain from distributions	—	—

Net realized gain (loss) on investments	(11,097)	61,059

Net change in unrealized appreciation (depreciation) on investments	(160,604)	1,353,578

Net Realized and Unrealized Gain (Loss) on Investments	(171,701)	1,414,637

Net Increase (Decrease) in Net Assets Resulting From Operations	$(126,739)	$1,299,764

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF CHANGES IN NET ASSETS

For the Years Ended December 31,

	Investment Company
	Equity Index Fund		All America Fund		Small Cap Value Fund
	2014	2013	2014	2013	2014	2013
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$3,025,030	$2,828,310	$771,274	$1,003,603	$705,770	$1,229,885
Net realized gain (loss) on investments	13,074,091	9,214,182	23,319,522	3,444,403	25,349,121	2,985,522
Net change in unrealized appreciation (depreciation) on investments	41,645,774	95,604,093	126,435	56,705,742	(18,095,142)	41,616,061

Net Increase (Decrease) in net assets resulting from operations	57,744,895	107,646,585	24,217,231	61,153,748	7,959,749	45,831,468

From Unit Transactions:
Contributions	38,536,324	33,480,126	11,597,682	11,108,800	13,045,593	14,602,872
Withdrawals	(40,210,226)	(38,634,457)	(23,805,985)	(18,685,103)	(17,001,385)	(15,327,990)
Net transfers	25,533,599	2,337,715	(7,564,939)	(3,995,150)	(13,868,023)	(4,514,790)
Contract fees (Note 3)	(57,611)	(58,849)	(46,828)	(49,959)	(11,914)	(12,725)

Net Increase (Decrease) from unit transactions	23,802,086	(2,875,465)	(19,820,070)	(11,621,412)	(17,835,729)	(5,252,633)

Net Increase (Decrease) in Net Assets	81,546,981	104,771,120	4,397,161	49,532,336	(9,875,980)	40,578,835
Net Assets:
Beginning of Year	457,216,188	352,445,068	253,527,348	203,995,012	205,823,780	165,244,945

End of Year	$538,763,169	$457,216,188	$257,924,509	$253,527,348	$195,947,800	$205,823,780

	Investment Company
	Small Cap Growth Fund		Mid Cap Value Fund		Mid-Cap Equity Index Fund
	2014	2013	2014	2013	2014	2013
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$(1,878,649)	$(1,796,868)	$(57,735)	$28,821	$219,962	$343,853
Net realized gain (loss) on investments	26,148,076	15,621,377	4,614,750	1,342,988	27,520,146	14,866,638
Net change in unrealized appreciation (depreciation) on investments	(15,553,930)	50,370,914	1,416,182	7,509,724	5,005,874	76,928,487

Net Increase (Decrease) in net assets resulting from operations	8,715,497	64,195,423	5,973,197	8,881,533	32,745,982	92,138,978

From Unit Transactions:
Contributions	16,714,690	15,777,577	5,701,720	5,133,376	32,223,487	32,522,132
Withdrawals	(19,734,587)	(15,682,502)	(4,192,536)	(2,989,464)	(31,477,233)	(26,893,835)
Net transfers	(28,405,462)	16,260,044	6,742,344	1,152,801	(18,463,419)	17,648,887
Contract fees (Note 3)	(3,224)	(2,771)	(1,263)	(1,099)	(30,920)	(31,933)

Net Increase (Decrease) from unit transactions	(31,428,583)	16,352,348	8,250,265	3,295,614	(17,748,085)	23,245,251

Net Increase (Decrease) in Net Assets	(22,713,086)	80,547,771	14,223,462	12,177,147	14,997,897	115,384,229
Net Assets:
Beginning of Year	238,067,158	157,519,387	43,481,455	31,304,308	389,542,854	274,158,625

End of Year	$215,354,072	$238,067,158	$57,704,917	$43,481,455	$404,540,751	$389,542,854

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF CHANGES IN NET ASSETS

For the Years Ended December 31,

	Investment Company
	Composite Fund		International Fund		Money Market Fund
	2014	2013	2014	2013	2014	2013
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$1,600,093	$1,703,787	$116,999	$179,826	$(494,827)	$(559,024)
Net realized gain (loss) on investments	2,013,098	1,294,006	343,911	179,153	131,027	214,173
Net change in unrealized appreciation (depreciation) on investments	8,968,002	18,812,669	(1,728,296)	2,488,510	(207,785)	(313,973)

Net Increase (Decrease) in net assets resulting from operations	12,581,193	21,810,462	(1,267,386)	2,847,489	(571,585)	(658,824)

From Unit Transactions:
Contributions	7,201,031	8,903,839	3,599,465	3,762,800	7,045,649	10,523,403
Withdrawals	(12,975,036)	(14,530,002)	(2,070,136)	(1,591,325)	(8,912,458)	(8,928,974)
Net transfers	(700,900)	(3,342,389)	(1,116,159)	(429,537)	(2,532,273)	(6,117,527)
Contract fees (Note 3)	(39,943)	(43,092)	(390)	(527)	(55,297)	(62,669)

Net Increase (Decrease) from unit transactions	(6,514,848)	(9,011,644)	412,780	1,741,411	(4,454,379)	(4,585,767)

Net Increase (Decrease) in Net Assets	6,066,345	12,798,818	(854,606)	4,588,900	(5,025,964)	(5,244,591)
Net Assets:
Beginning of Year	159,807,125	147,008,307	17,984,504	13,395,604	60,146,180	65,390,771

End of Year	$165,873,470	$159,807,125	$17,129,898	$17,984,504	$55,120,216	$60,146,180

	Investment Company
	Mid-Term Bond Fund		Bond Fund		Retirement Income Fund
	2014	2013	2014	2013	2014	2013
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$1,966,436	$2,412,133	$4,840,996	$5,033,488	$200,095	$(181,817)
Net realized gain (loss) on investments	1,338,866	1,608,857	930,452	2,254,214	866,448	609,598
Net change in unrealized appreciation (depreciation) on investments	(601,303)	(5,926,348)	6,607,625	(12,246,415)	408,249	810,091

Net Increase (Decrease) in net assets resulting from operations	2,703,999	(1,905,358)	12,379,073	(4,958,713)	1,474,792	1,237,872

From Unit Transactions:
Contributions	11,405,218	13,729,949	23,326,720	27,241,910	8,806,464	7,614,385
Withdrawals	(13,730,409)	(15,315,551)	(24,115,655)	(26,075,249)	(3,807,508)	(4,058,611)
Net transfers	(2,550,664)	(14,831,163)	1,322,240	1,432,710	2,988,020	(860,282)
Contract fees (Note 3)	(43,457)	(50,525)	(73,643)	(79,954)	(4,897)	(4,722)

Net Increase (Decrease) from unit transactions	(4,919,312)	(16,467,290)	459,662	2,519,417	7,982,079	2,690,770

Net Increase (Decrease) in Net Assets	(2,215,313)	(18,372,648)	12,838,735	(2,439,296)	9,456,871	3,928,642
Net Assets:
Beginning of Year	117,659,480	136,032,128	233,039,641	235,478,937	22,395,047	18,466,405

End of Year	$115,444,167	$117,659,480	$245,878,376	$233,039,641	$31,851,918	$22,395,047

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF CHANGES IN NET ASSETS

For the Years Ended December 31,

	Investment Company
	2010 Retirement Fund		2015 Retirement Fund		2020 Retirement Fund
	2014	2013	2014	2013	2014	2013
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$192,491	$(137,083)	$910,690	$(734,457)	$1,010,898	$(1,171,118)
Net realized gain (loss) on investments	751,653	1,053,308	4,013,300	4,915,187	4,230,231	3,588,068
Net change in unrealized appreciation (depreciation) on investments	84,008	719,014	815,852	6,439,965	6,745,405	18,665,994

Net Increase (Decrease) in net assets resulting from operations	1,028,152	1,635,239	5,739,842	10,620,695	11,986,534	21,082,944

From Unit Transactions:
Contributions	2,380,822	3,096,427	18,476,998	18,417,940	46,551,970	35,250,554
Withdrawals	(2,237,774)	(3,187,711)	(13,965,059)	(11,890,523)	(16,490,790)	(11,745,585)
Net transfers	623,332	(11,199)	1,666,670	(2,653,747)	5,059,567	10,668,247
Contract fees (Note 3)	(1,725)	(1,931)	(10,192)	(10,952)	(19,153)	(18,932)

Net Increase (Decrease) from unit transactions	764,655	(104,414)	6,168,417	3,862,718	35,101,594	34,154,284

Net Increase (Decrease) in Net Assets	1,792,807	1,530,825	11,908,259	14,483,413	47,088,128	55,237,228
Net Assets:
Beginning of Year	16,913,318	15,382,493	89,946,817	75,463,404	167,488,098	112,250,870

End of Year	$18,706,125	$16,913,318	$101,855,076	$89,946,817	$214,576,226	$167,488,098

	Investment Company
	2025 Retirement Fund		2030 Retirement Fund		2035 Retirement Fund
	2014	2013	2014	2013	2014	2013
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$672,310	$(1,147,307)	$474,544	$(884,600)	$271,106	$(716,347)
Net realized gain (loss) on investments	2,982,573	3,058,170	2,504,700	2,223,430	2,251,162	1,732,433
Net change in unrealized appreciation (depreciation) on investments	9,463,731	22,094,936	8,033,127	19,795,582	6,454,678	17,635,129

Net Increase (Decrease) in net assets resulting from operations	13,118,614	24,005,799	11,012,371	21,134,412	8,976,946	18,651,215

From Unit Transactions:
Contributions	47,151,352	42,099,147	37,822,543	31,540,705	34,312,730	26,872,459
Withdrawals	(14,925,050)	(9,303,580)	(11,596,422)	(8,545,219)	(9,257,741)	(7,204,744)
Net transfers	4,152,785	5,005,494	2,581,132	3,289,918	2,508,302	1,784,329
Contract fees (Note 3)	(22,427)	(21,258)	(22,897)	(21,557)	(22,651)	(21,768)

Net Increase (Decrease) from unit transactions	36,356,660	37,779,803	28,784,356	26,263,847	27,540,640	21,430,276

Net Increase (Decrease) in Net Assets	49,475,274	61,785,602	39,796,727	47,398,259	36,517,586	40,081,491
Net Assets:
Beginning of Year	165,376,178	103,590,576	130,031,671	82,633,412	106,084,453	66,002,962

End of Year	$214,851,452	$165,376,178	$169,828,398	$130,031,671	$142,602,039	$106,084,453

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF CHANGES IN NET ASSETS

For the Years Ended December 31,

	Investment Company
	2040 Retirement Fund		2045 Retirement Fund		2050 Retirement Fund
	2014	2013	2014	2013	2014	2013
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$231,934	$(651,225)	$295,725	$(816,152)	$(129,841)	$(45,884)
Net realized gain (loss) on investments	2,055,941	1,358,437	2,300,408	1,575,558	64,785	7,826
Net change in unrealized appreciation (depreciation) on investments	4,990,643	17,126,416	6,199,697	22,655,496	1,338,205	1,274,261

Net Increase (Decrease) in net assets resulting from operations	7,278,518	17,833,628	8,795,830	23,414,902	1,273,149	1,236,203

From Unit Transactions:
Contributions	27,277,850	24,242,155	34,878,351	32,048,527	16,703,834	7,049,206
Withdrawals	(10,213,134)	(6,864,867)	(14,554,155)	(9,563,899)	(1,819,299)	(416,094)
Net transfers	1,759,290	768,772	(964,014)	(196,994)	824,928	3,139,513
Contract fees (Note 3)	(23,340)	(22,358)	(46,314)	(46,925)	(11,415)	(3,195)

Net Increase (Decrease) from unit transactions	18,800,666	18,123,702	19,313,868	22,240,709	15,698,048	9,769,430

Net Increase (Decrease) in Net Assets	26,079,184	35,957,330	28,109,698	45,655,611	16,971,197	11,005,633
Net Assets:
Beginning of Year	96,536,510	60,579,180	123,242,327	77,586,716	11,682,916	677,283

End of Year	$122,615,694	$96,536,510	$151,352,025	$123,242,327	$28,654,113	$11,682,916

	Investment Company
	Conservative Allocation Fund		Moderate Allocation Fund		Aggressive Allocation Fund
	2014	2013	2014	2013	2014	2013
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$942,934	$(558,902)	$2,067,882	$(1,649,425)	$1,224,497	$(1,342,225)
Net realized gain (loss) on investments	1,778,169	1,470,238	5,625,895	3,614,376	5,786,025	3,538,710
Net change in unrealized appreciation (depreciation) on investments	1,352,982	3,061,670	6,549,360	23,538,452	4,595,577	29,825,427

Net Increase (Decrease) in net assets resulting from operations	4,074,085	3,973,006	14,243,137	25,503,403	11,606,099	32,021,912

From Unit Transactions:
Contributions	13,617,710	13,719,949	30,831,735	33,916,121	22,162,984	22,286,573
Withdrawals	(7,545,219)	(9,323,110)	(23,131,962)	(21,529,702)	(17,120,730)	(15,329,120)
Net transfers	3,877,862	(274,713)	(1,268,590)	2,065,015	(5,587,552)	(3,234,305)
Contract fees (Note 3)	(12,617)	(13,072)	(32,345)	(34,430)	(22,187)	(23,580)

Net Increase (Decrease) from unit transactions	9,937,736	4,109,054	6,398,838	14,417,004	(567,485)	3,699,568

Net Increase (Decrease) in Net Assets	14,011,821	8,082,060	20,641,975	39,920,407	11,038,614	35,721,480
Net Assets:
Beginning of Year	68,748,597	60,666,537	207,016,581	167,096,174	172,455,616	136,734,136

End of Year	$82,760,418	$68,748,597	$227,658,556	$207,016,581	$183,494,230	$172,455,616

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF CHANGES IN NET ASSETS

For the Years Ended December 31,

	Fidelity
	VIP Equity-Income Portfolio		VIP Asset Manager Portfolio		VIP Contrafund Portfolio
	2014	2013	2014	2013	2014	2013
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$5,635,419	$4,318,808	$1,098,635	$1,060,652	$1,109,810	$1,571,537
Net realized gain (loss) on investments	6,252,263	18,015,280	8,314,242	1,649,544	25,904,027	7,369,498
Net change in unrealized appreciation (depreciation) on investments	8,688,214	35,805,931	(2,417,821)	15,583,963	43,528,123	146,567,110

Net Increase (Decrease) in net assets resulting from operations	20,575,896	58,140,019	6,995,056	18,294,159	70,541,960	155,508,145

From Unit Transactions:
Contributions	17,073,438	18,699,569	14,484,639	13,638,223	39,786,709	42,034,329
Withdrawals	(26,262,322)	(20,873,187)	(14,955,754)	(13,853,465)	(60,274,068)	(51,378,957)
Net transfers	(4,158,951)	1,760,654	(887,867)	(4,482,723)	(5,117,755)	(17,841,539)
Contract fees (Note 3)	(53,293)	(56,041)	(38,786)	(41,953)	(45,731)	(49,800)

Net Increase (Decrease) from unit transactions	(13,401,128)	(469,005)	(1,397,768)	(4,739,918)	(25,650,845)	(27,235,967)

Net Increase (Decrease) in Net Assets	7,174,768	57,671,014	5,597,288	13,554,241	44,891,115	128,272,178
Net Assets:
Beginning of Year	270,545,433	212,874,419	139,948,308	126,394,067	657,398,825	529,126,647

End of Year	$277,720,201	$270,545,433	$145,545,596	$139,948,308	$702,289,940	$657,398,825

	Fidelity		Vanguard
	VIP Mid Cap Portfolio		VIF Diversified Value Portfolio		VIF International Portfolio
	2014	2013	2014	2013	2014	2013
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$(933,933)	$(407,169)	$1,893,468	$1,485,987	$1,645,183	$1,571,724
Net realized gain (loss) on investments	7,044,921	21,713,493	7,862,428	882,913	2,991,938	1,101,194
Net change in unrealized appreciation (depreciation) on investments	3,241,211	24,338,192	3,694,087	28,734,399	(24,514,343)	49,482,013

Net Increase (Decrease) in net assets resulting from operations	9,352,199	45,644,516	13,449,983	31,103,299	(19,877,222)	52,154,931

From Unit Transactions:
Contributions	16,414,851	17,294,262	18,521,796	16,664,062	26,008,957	27,906,308
Withdrawals	(16,253,258)	(13,159,314)	(13,611,327)	(11,924,461)	(24,054,504)	(22,087,126)
Net transfers	(11,818,096)	(920,059)	8,598,879	4,373,599	(14,799,173)	65,673,961
Contract fees (Note 3)	(3,612)	(3,683)	(6,103)	(6,093)	(4,403)	(4,618)

Net Increase (Decrease) from unit transactions	(11,660,115)	3,211,206	13,503,245	9,107,107	(12,849,123)	71,488,525

Net Increase (Decrease) in Net Assets	(2,307,916)	48,855,722	26,953,228	40,210,406	(32,726,345)	123,643,456
Net Assets:
Beginning of Year	178,873,033	130,017,311	146,364,619	106,154,213	296,934,866	173,291,410

End of Year	$176,565,117	$178,873,033	$173,317,847	$146,364,619	$264,208,521	$296,934,866

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF CHANGES IN NET ASSETS

For the Years Ended December 31,

	Vanguard		American Century		American Funds
	VIF REIT Index Portfolio		VP Capital Appreciation Fund		New World Fund
	2014	2013(†)	2014	2013	2014	2013(†)
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$70,460	$(5,766)	$(1,907,442)	$(1,799,311)	$23,524	$14,532
Net realized gain (loss) on investments	472,630	(672)	66,600,212	17,000,532	249,050	(243)
Net change in unrealized appreciation (depreciation) on investments	4,132,807	(53,121)	(44,849,674)	52,919,539	(598,946)	35,904

Net Increase (Decrease) in net assets resulting from operations	4,675,897	(59,559)	19,843,096	68,120,760	(326,372)	50,193

From Unit Transactions:
Contributions	5,230,553	701,935	19,956,280	22,243,451	1,500,810	461,402
Withdrawals	(1,230,258)	(32,791)	(23,285,159)	(22,296,245)	(481,631)	(736)
Net transfers	30,583,152	2,457,055	(25,212,986)	(13,633,270)	1,599,403	1,013,861
Contract fees (Note 3)	(295)	(10)	(13,580)	(14,021)	(26)	(1)

Net Increase (Decrease) from unit transactions	34,583,152	3,126,189	(28,555,445)	(13,700,085)	2,618,556	1,474,526

Net Increase (Decrease) in Net Assets	39,259,049	3,066,630	(8,712,349)	54,420,675	2,292,184	1,524,719
Net Assets:
Beginning of Year/Period	3,066,630	—	291,484,245	237,063,570	1,524,719	—

End of Year/Period	$42,325,679	$3,066,630	$282,771,896	$291,484,245	$3,816,903	$1,524,719

	Calvert		Deutsche		Oppenheimer
	VP SRI Balanced Portfolio		Capital Growth VIP		Main Street Fund/VA
	2014	2013	2014	2013	2014	2013
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$750,792	$123,863	$(756,066)	$752,725	$(20,456)	$54,429
Net realized gain (loss) on investments	8,872,556	10,180,444	22,682,459	7,385,546	1,449,084	771,555
Net change in unrealized appreciation (depreciation) on investments	(357,864)	5,567,208	7,366,758	58,511,335	1,937,887	6,767,260

Net Increase (Decrease) in net assets resulting from operations	9,265,484	15,871,515	29,293,151	66,649,606	3,366,515	7,593,244

From Unit Transactions:
Contributions	8,911,974	9,708,970	9,792,567	10,267,325	4,265,197	4,584,679
Withdrawals	(10,028,137)	(10,049,315)	(22,272,046)	(19,524,130)	(3,364,391)	(2,762,464)
Net transfers	(916,454)	(1,051,085)	1,622,819	(10,590,134)	3,472,721	(990,561)
Contract fees (Note 3)	(30,195)	(32,393)	(18,733)	(20,205)	(1,810)	(1,680)

Net Increase (Decrease) from unit transactions	(2,062,812)	(1,423,823)	(10,875,393)	(19,867,144)	4,371,717	829,974

Net Increase (Decrease) in Net Assets	7,202,672	14,447,692	18,417,758	46,782,462	7,738,232	8,423,218
Net Assets:
Beginning of Year	109,987,412	95,539,720	257,589,858	210,807,396	32,922,602	24,499,384

End of Year	$117,190,084	$109,987,412	$276,007,616	$257,589,858	$40,660,834	$32,922,602

(†)	For the period August 5, 2013 (Initial Offering Date of Units) to December 31, 2013.

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF CHANGES IN NET ASSETS

For the Years Ended December 31,

	PIMCO		T. Rowe Price
	VIT Real Return Portfolio		Blue Chip Growth Portfolio
	2014	2013(†)	2014	2013(†)
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$44,962	$52,936	$(114,873)	$(5,865)
Net realized gain (loss) on investments	(11,097)	19,955	61,059	646
Net change in unrealized appreciation (depreciation) on investments	(160,604)	(131,437)	1,353,578	382,875

Net Increase (Decrease) in net assets resulting from operations	(126,739)	(58,546)	1,299,764	377,656

From Unit Transactions:
Contributions	3,877,184	1,605,590	5,756,202	984,113
Withdrawals	(565,217)	(61,018)	(923,028)	(21,917)
Net transfers	6,740,348	2,079,205	10,653,969	4,284,319
Contract fees (Note 3)	(58)	(8)	(133)	(12)

Net Increase (Decrease) from unit transactions	10,052,257	3,623,769	15,487,010	5,246,503

Net Increase (Decrease) in Net Assets	9,925,518	3,565,223	16,786,774	5,624,159
Net Assets:
Beginning of Year/Period	3,565,223	—	5,624,159	—

End of Yea/Period	$13,490,741	$3,565,223	$22,410,933	$5,624,159

(†)	For the period August 5, 2013 (Initial Offering Date of Units) to December 31, 2013.

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS

December 31, 2014

1. Significant Accounting Policies and Organization

Mutual of America Separate Account No. 2 (“Separate Account No. 2”) of Mutual of America Life Insurance Company (“the Company”) was established in conformity with New York Insurance Law and commenced operations on June 4, 1984. On October 31, 1986, Separate Account No. 2 was reorganized into a unit investment trust. Separate Account No. 2 consists of 38 distinct funds. Each invests in shares of one of 24 funds of Mutual of America Investment Corporation (the “Investment Company”) or funds managed by independent investment advisors: the Money Market, All America, Equity Index, Mid-Cap Equity Index, Mid Cap Value, Small Cap Growth, Small Cap Value, Composite, Bond, Mid-Term Bond, International, Conservative Allocation, Moderate Allocation, Aggressive Allocation, Retirement Income, 2010 Retirement, 2015 Retirement, 2020 Retirement, 2025 Retirement, 2030 Retirement, 2035 Retirement, 2040 Retirement, 2045 Retirement and 2050 Retirement Funds; the VIP Equity-Income, VIP Contrafund, VIP Asset Manager and VIP Mid Cap Portfolios of Fidelity Investments Variable Insurance Products Funds (“Fidelity”); the VIF Diversified Value, VIF International and VIF REIT Index Portfolios of Vanguard Variable Insurance Fund (“Vanguard”); the VP Capital Appreciation Fund of American Century Variable Portfolios, Inc. (“American Century”); the New World Fund of the American Funds Insurance Series (“American Funds”); the VP SRI Balanced Portfolio of Calvert Variable Series, Inc. (“Calvert”); the Capital Growth VIP fund of Deutsche Variable Series I (“Deutsche”); the Main Street Fund/VA of Oppenheimer Variable Account Funds (“Oppenheimer”); the VIT Real Return Portfolio of the PIMCO Variable Insurance Trust (“PIMCO”); and the Blue Chip Growth Portfolio of the T. Rowe Price Equity Series, Inc. (“T. Rowe Price”).

The Investment Company 2050 Retirement Fund became available to Separate Account No. 2 as an investment alternative on October 1, 2012. The Vanguard VIF REIT Index Portfolio, the American Funds New World Fund, the PIMCO VIT Real Return Portfolio and the T. Rowe Price Blue Chip Growth Portfolio became available to Separate Account No. 2 as investment alternatives on August 5, 2013.

Separate Account No. 2 was formed by the Company to support the operations of the Company’s group and individual variable accumulation annuity contracts (“Contracts”). The assets of Separate Account No. 2 are the property of the Company. The portion of Separate Account No. 2’s assets applicable to the Contracts will not be charged with liabilities arising out of any other business the Company may conduct.

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures regarding the reported amounts of revenue and expenses during the reporting period. Actual results, however, may differ from those estimates.

The following is a summary of the significant accounting policies consistently followed by Separate Account No. 2, which are in conformity with GAAP:

Fair Value — Separate Account No. 2 values its investments at fair value. Fair value is an estimate of the price Separate Account No. 2 would receive upon selling an investment in an orderly arms-length transaction. Investments are categorized based on a three-level valuation hierarchy for measurement and disclosure of fair value. The valuation hierarchy is based upon the transparency of inputs used to measure fair value. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments.

•	Level 2 — other significant observable inputs (including yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds, trading characteristics, etc.).

•	Level 3 — significant unobservable inputs (including Separate Account No. 2’s own assumptions in determining the fair value of investments).

As of December 31, 2014, management determined that the fair value inputs for all of Separate Account No. 2 investments, which consist solely of investments in mutual funds registered with the SEC, were considered Level 1. The inputs used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The following is a summary of the inputs used to value Separate Account No. 2’s investments as of December 31, 2014:

Fund	Level 1 — Quoted Prices	Level 2 — Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Investments at Fair Value:
Investment Company Funds:
Equity Index Fund	$537,758,452	—	—	$537,758,452
All America Fund	$257,973,843	—	—	$257,973,843
Small Cap Value Fund	$195,939,455	—	—	$195,939,455
Small Cap Growth Fund	$215,325,516	—	—	$215,325,516
Mid Cap Value Fund	$57,300,867	—	—	$57,300,867
Mid-Cap Equity Index Fund	$404,718,748	—	—	$404,718,748
Composite Fund	$165,818,958	—	—	$165,818,958
International Fund	$17,119,645	—	—	$17,119,645
Money Market Fund	$55,108,968	—	—	$55,108,968
Mid-Term Bond Fund	$115,434,306	—	—	$115,434,306
Bond Fund	$245,821,139	—	—	$245,821,139
Retirement Income Fund	$31,903,022	—	—	$31,903,022
2010 Retirement Fund	$18,699,321	—	—	$18,699,321
2015 Retirement Fund	$101,719,583	—	—	$101,719,583
2020 Retirement Fund	$214,440,419	—	—	$214,440,419
2025 Retirement Fund	$214,553,656	—	—	$214,553,656
2030 Retirement Fund	$169,672,403	—	—	$169,672,403
2035 Retirement Fund	$142,440,254	—	—	$142,440,254
2040 Retirement Fund	$122,390,527	—	—	$122,390,527
2045 Retirement Fund	$151,090,249	—	—	$151,090,249
2050 Retirement Fund	$28,537,427	—	—	$28,537,427
Conservative Allocation Fund	$82,502,668	—	—	$82,502,668
Moderate Allocation Fund	$227,516,500	—	—	$227,516,500
Aggressive Allocation Fund	$183,447,671	—	—	$183,447,671
Fidelity Portfolios:
VIP Equity-Income — “Initial” Class	$277,671,654	—	—	$277,671,654
VIP Asset Manager — “Initial” Class	$145,531,775	—	—	$145,531,775
VIP Contrafund — “Initial” Class	$702,246,989	—	—	$702,246,989
VIP Mid Cap — “Initial” Class	$176,513,538	—	—	$176,513,538
Vanguard Portfolios:
VIF Diversified Value	$173,248,910	—	—	$173,248,910
VIF International	$264,215,615	—	—	$264,215,615
VIF REIT Index	$41,942,014	—	—	$41,942,014
American Century VP Capital Appreciation Fund — Class “I”	$282,766,655	—	—	$282,766,655
American Funds New World Fund — Class “1”	$3,806,587	—	—	$3,806,587
Calvert VP SRI Balanced Portfolio — Class “I”	$117,170,817	—	—	$117,170,817
Deutsche Capital Growth VIP — Class “A”	$275,799,304	—	—	$275,799,304
Oppenheimer Main Street Fund/VA — Non-Service Shares	$40,645,296	—	—	$40,645,296
PIMCO VIT Real Return Portfolio — “Institutional” Class	$13,427,080	—	—	$13,427,080
T. Rowe Price Blue Chip Growth Portfolio — “Blue Chip Growth” Class	$22,387,196	—	—	$22,387,196

During 2014, there were no transfers of investments between Level 1, Level 2 or Level 3.

Investment Valuation — Investments are made in shares of the Investment Company, Fidelity, Vanguard, American Century, American Funds, Calvert, Deutsche, Oppenheimer, PIMCO and T. Rowe Price (“Underlying Funds”), and are valued at the reported net asset values of the respective funds or portfolios.

Investment Income — Dividend distributions made by the Underlying Funds, representing a distribution of their accumulated income are recognized as investment income while distributions of capital gains are recognized as realized gains from distributions. All dividend distributions are recognized on the ex-dividend dates of each Underlying Fund by each Fund of Separate Account No. 2 and are immediately fully reinvested in additional shares of the Underlying Funds at their respective ex-dividend net asset values. As such, the ultimate effect of the dividends paid to the Funds of Separate Account No. 2 has no impact on their respective unit values.

Investment Transactions — Investment transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined based on the average cost of the investment sold.

Federal Income Taxes — Separate Account No. 2 is treated as a part of the Company and not taxed separately as a “regulated investment company” under existing law. The Company is taxed as a life insurance company under the life insurance tax provisions of the Internal Revenue Code. No provision for income taxes is required in the accompanying financial statements.

2. Investments

The number of shares owned by Separate Account No. 2 (rounded to the nearest share) and their respective net asset values (rounded to the nearest cent) per share at December 31, 2014 were as follows:

	Number of Shares	Net Asset Value Per Share
Investment Company Funds:
Equity Index Fund	157,793,297	$3.41
All America Fund	106,799,133	2.42
Small Cap Value Fund	121,891,327	1.61
Small Cap Growth Fund	140,036,638	1.54
Mid Cap Value Fund	35,222,623	1.63
Mid-Cap Equity Index Fund	187,186,937	2.16
Composite Fund	82,823,503	2.00
International Fund	22,150,830	0.77
Money Market Fund	46,036,815	1.20
Mid-Term Bond Fund	109,339,296	1.06
Bond Fund	169,243,173	1.45
Retirement Income Fund	27,439,683	1.16
2010 Retirement Fund	17,219,432	1.09
2015 Retirement Fund	90,075,121	1.13
2020 Retirement Fund	181,034,029	1.18
2025 Retirement Fund	174,272,346	1.23
2030 Retirement Fund	133,981,902	1.27
2035 Retirement Fund	112,412,689	1.27
2040 Retirement Fund	96,851,549	1.26
2045 Retirement Fund	119,679,047	1.26
2050 Retirement Fund	20,484,470	1.39
Conservative Allocation Fund	65,768,000	1.25
Moderate Allocation Fund	150,169,861	1.52
Aggressive Allocation Fund	103,932,118	1.77
Fidelity Portfolios:
VIP Equity-Income — “Initial” Class	11,440,942	24.27
VIP Asset Manager — “Initial” Class	8,485,818	17.15
VIP Contrafund — “Initial” Class	18,796,761	37.36
VIP Mid Cap — “Initial” Class	4,684,542	37.68
Vanguard Portfolios:
VIF Diversified Value	9,289,486	18.65
VIF International	12,807,349	20.63
VIF REIT Index	2,959,916	14.17
American Century VP Capital Appreciation Fund	17,987,701	15.72
American Funds New World Fund — Class “1”	183,716	20.72
Calvert VP SRI Balanced Portfolio — Class “I”	57,128,628	2.05
Deutsche Capital Growth VIP — Class “A”	9,208,658	29.95
Oppenheimer Main Street Fund/VA — Non-Service Shares	1,209,322	33.61
PIMCO VIT Real Return Portfolio — “Institutional” Class	1,048,172	12.81
T. Rowe Price Blue Chip Growth Portfolio — “Blue Chip Growth” Class	1,080,463	20.72

The cost of investment purchases and proceeds from sales of investments for the year ended December 31, 2014 were as follows:

	Equity Index Fund	All America Fund	Small Cap Value Fund	Small Cap Growth Fund	Mid Cap Value Fund	Mid-Cap Equity Index Fund
Cost of investment purchases	$36,995,217	$3,394,624	$973,964	$3,827,589	$13,501,815	$11,225,160

Proceeds from sales of investments	$18,492,180	$25,477,027	$20,492,826	$37,172,823	$6,058,539	$32,329,011

	Composite Fund	International Fund	Money Market Fund	Mid-Term Bond Fund	Bond Fund	Retirement Income Fund
Cost of investment purchases	$3,008,953	$2,168,094	$4,319,109	$4,748,611	$13,842,085	$12,655,068

Proceeds from sales of investments	$11,151,816	$1,855,750	$9,252,916	$10,722,781	$15,413,872	$4,748,658

	2010 Retirement Fund	2015 Retirement Fund	2020 Retirement Fund	2025 Retirement Fund	2030 Retirement Fund	2035 Retirement Fund
Cost of investment purchases	$3,085,489	$15,090,433	$42,839,176	$40,382,079	$31,596,715	$29,874,309

Proceeds from sales of investments	$2,440,427	$9,831,199	$9,343,741	$5,289,817	$4,057,872	$3,411,041

	2040 Retirement Fund	2045 Retirement Fund	2050 Retirement Fund	Conservative Allocation Fund	Moderate Allocation Fund	Aggressive Allocation Fund
Cost of investment purchases	$20,458,286	$20,547,384	$15,740,597	$14,059,730	$16,249,248	$7,706,806

Proceeds from sales of investments	$2,650,972	$2,559,122	$277,928	$4,920,806	$11,775,948	$9,809,995

	Fidelity VIP Equity- Income Portfolio	Fidelity VIP Asset Manager Portfolio	Fidelity VIP Contrafund Portfolio	Fidelity VIP Mid Cap Portfolio	Vanguard VIF Diversified Value Portfolio	Vanguard VIF International Portfolio
Cost of investment purchases	$5,851,417	$7,800,939	$7,730,817	$4,724,752	$20,875,329	$3,797,706

Proceeds from sales of investments	$21,278,571	$10,260,243	$38,632,593	$17,715,596	$8,686,504	$19,110,468

	Vanguard VIF REIT Index Portfolio	American Century VP Capital Appreciation Fund	American Funds New World Fund	Calvert VP SRI Balanced Portfolio	Deutsche Capital Growth VIP	Oppenheimer Main Street Fund/VA
Cost of investment purchases	$36,748,990	$5,602,575	$3,104,453	$4,341,430	$7,343,993	$6,539,293

Proceeds from sales of investments	$2,757,036	$35,852,750	$489,122	$7,300,779	$20,683,797	$2,474,860

	PIMCO VIT Real Return Portfolio	T. Rowe Price Blue Chip Growth Portfolio
Cost of investment purchases	$11,641,394	$17,114,185

Proceeds from sales of investments	$1,694,943	$1,600,100

3. Expenses

The following charges are made by the Company from the value of net assets of the funds represented by Standard Units:

Administrative Charges — In connection with its administrative functions, the Company deducted daily, at an annual rate of .40% through July 31, 2010, an amount from the value of the net assets of all funds (except for the American Century

VP Capital Appreciation Fund for which the annual rate was .15% and for each Fidelity portfolio for which the annual rate was .30%). Effective August 1, 2010, the Company deducts administrative expenses at an annual rate of .50% (except for the American Century VP Capital Appreciation Fund for which the rate is .25% and for each Fidelity portfolio, for which the rate is .40%). The effective rate of administrative expense charged during all of 2010 was .44% (except for the American Century VP Capital Appreciation Fund, which was charged .19%, and for each Fidelity portfolio which was charged .34%). The lower charges for the American Century and Fidelity funds are due to reimbursements received from affiliates of American Century and Fidelity.

Distribution Expense Charge — As principal underwriter, the Company performs all distribution and sales functions and bears all distribution and sales expenses relative to the Contracts. For providing these services, the Company deducted daily, at an annual rate of .35% through July 31, 2010, an amount from the value of the net assets of each fund to cover such expenses. Effective August 1, 2010, the Company deducts a distribution expense charge at an annual rate of .50%. The effective rate of the distribution expense charged during all of 2010 was .42%.

Expense Risk Charge — For assuming expense risks under the Contracts, the Company deducted daily, at an annual rate of .15% through July 31, 2010, an amount from the value of the net assets of each fund. Effective August 1, 2010, the Company deducts an expense risk charge at an annual rate of .20%. The effective rate of expense risk charged during all of 2010 was .17%.

Prior to August 1, 2010, the Total Separate Account Annual Expenses outlined above were reduced to .50% (.25% for the American Century VP Capital Appreciation Fund and .40% for the Fidelity VIP Portfolios) for Participants in plans with assets in the Separate Account of at least $2 million (measured on the last day of each calendar quarter for eligibility in the following quarter), where the employer is using Hotline Plus. Those participants were issued Reduced Fee Units in the Separate Account.

Effective August 1, 2010, participants that remained qualified to receive Reduced Fee Units but with assets in plans in the Separate Account of less than $5 million were issued Tier 2 Reduced Fee Units in the Separate Account. Accordingly, Total Separate Account Expenses for Reduced Fee Tier 2 units were increased to .60% (.35% for the American Century Capital Appreciation Fund and .50% for the Fidelity VIP Portfolios). The effective rate of the total separate account expense charged during the five month period ended December 31, 2010 was .54% (.29% for the American Century VP Capital Appreciation Fund and .44% for the Fidelity VIP Portfolios).

Also effective August 1, 2010, participants that remained qualified to receive Reduced Fee Units but with assets in plans in the Separate Account of $5 million or greater were issued Tier 1 Reduced Fee Units in the Separate Account. Total Separate Account Expenses for Tier I Reduced Fee units remained .50% (.25% for the American Century VP Capital Appreciation Fund and .40% for the Fidelity VIP Portfolios).

Monthly charges equaling the lesser of $2.00 or 1/12 of 1% of account value may also be deducted and are reflected as unit transactions in the accompanying financial statements under “Contract fees.”

Annual Separate Account expenses through July 31, 2010 are summarized, as follows:

	Standard		Reduced Fee
Separate Account Annual Expenses (as a percentage of net assets)
Expense Risk	.15%		.15%
Administrative Charges	.40%		.20%
Distribution Expense Charge	.35%		.15%

Total Separate Account Annual Expenses	.90	%(a)	.50	%(a)

Annual Separate Account expenses effective August 1, 2010 are summarized, as follows:

	Standard		Tier 1 Reduced Fee		Tier 2 Reduced Fee
Separate Account Annual Expenses (as a percentage of net assets)
Expense Risk	.20%		.20%		.20%
Administrative Charges	.50%		.15%		.20%
Distribution Expense Charge	.50%		.15%		.20%

Total Separate Account Annual Expenses	1.20	%(a)	.50	%(a)	.60	%(a)

(a)	Adviser Reimbursements. All Contracts with assets invested in the American Century VP Capital Appreciation Fund, Fidelity portfolios, PIMCO Variable Insurance Trust Real Return Institutional Portfolio and T. Rowe Price Blue Chip Growth Portfolio qualified for a reduction in the fees they paid equal to reimbursements the Company received from service providers to those funds. The investment adviser for the American Century VP Capital Appreciation Fund reimbursed the Company at an annual rate of .25% for administrative expenses; the investment adviser and distributor for the PIMCO Variable Trust Real Return Institutional Portfolio reimbursed the Company at an annual rate of .10% for certain services the Company provided; the transfer agent and distributor for the four Fidelity portfolios reimbursed the Company at an annual rate of .10% for certain services that the Company provided; and the investment adviser for the T. Rowe Price Blue Chip Growth Portfolio reimbursed the Company at an annual rate of .15% for administrative expenses the Company provided, or at an annual rate of .25% if the aggregate dollar value of the shares that fund held in Mutual of America separate accounts exceeded $250,000,000 at all times during a month.

4. Financial Highlights

Tier 1 Reduced Fee Units*

	Investment Company
	Equity Index Fund
Selected Per Unit and Supplementary Data:	Years Ended December 31,				Period Ended December 31, 2010(1)
	2014	2013	2012	2011
Unit value, beginning of year/period	$4.97	$3.78	$3.28	$3.23	$2.82

Unit value, end of year/period	$5.61	$4.97	$3.78	$3.28	$3.23

Units outstanding (000’s), beginning of year/period	23,153	21,083	19,183	18,116	—
Units Issued (000’s)	7,599	6,939	5,879	7,514	19,370
Units Redeemed (000’s)	(4,587)	(4,869)	(3,979)	(6,447)	(1,254)

Units Outstanding (000’s), end of year/period	26,165	23,153	21,083	19,183	18,116

Net Assets (000’s), end of year/period	$146,760	$114,996	$79,715	$62,874	$58,578

Expense Ratio (A)	0.50%	0.50%	0.50%	0.50%	0.50	%(D)

Investment Income Ratio (B)	1.53%	1.63%	0.01%	1.97%	1.76	%(D)

Total Return (C)	12.93%	31.36%	15.36%	1.36%	14.76%

	Investment Company
	All America Fund
Selected Per Unit and Supplementary Data:	Years Ended December 31,				Period Ended December 31, 2010(1)
	2014	2013	2012	2011
Unit value, beginning of year/period	$14.55	$11.07	$9.69	$9.72	$8.37

Unit value, end of year/period	$16.09	$14.55	$11.07	$9.69	$9.72

Units outstanding (000’s), beginning of year/period	3,887	3,757	3,657	3,693	—
Units Issued (000’s)	682	743	901	943	4,030
Units Redeemed (000’s)	(713)	(613)	(801)	(979)	(337)

Units Outstanding (000’s), end of year/period	3,856	3,887	3,757	3,657	3,693

Net Assets (000’s), end of year/period	$62,048	$56,545	$41,578	$35,455	$35,899

Expense Ratio (A)	0.50%	0.50%	0.50%	0.50%	0.50	%(D)

Investment Income Ratio (B)	1.25%	1.40%	—	2.37%	1.29	%(D)

Total Return (C)	10.61%	31.44%	14.16%	-0.27%	16.08%

*	Includes 401(k) and 401(k) SIMPLE Plans.
(1)	For the period August 1, 2010 (Initial Offering Date of Units) to December 31, 2010.

(A)(B)(C)  Refer to explanatory notes.

(D)	Annualized.

	Investment Company
	Small Cap Value Fund
Selected Per Unit and Supplementary Data:	Years Ended December 31,				Period Ended December 31, 2010(1)
	2014	2013	2012	2011
Unit value, beginning of year/period	$2.02	$1.57	$1.37	$1.41	$1.20

Unit value, end of year/period	$2.12	$2.02	$1.57	$1.37	$1.41

Units outstanding (000’s), beginning of year/period	23,684	22,328	20,423	18,868	—
Units Issued (000’s)	5,661	6,283	6,723	8,331	21,345
Units Redeemed (000’s)	(5,030)	(4,927)	(4,818)	(6,776)	(2,477)

Units Outstanding (000’s), end of year/period	24,315	23,684	22,328	20,423	18,868

Net Assets (000’s), end of year/period	$51,517	$47,950	$35,129	$27,969	$26,625

Expense Ratio (A)	0.50%	0.50%	0.50%	0.50%	0.50	%(D)

Investment Income Ratio (B)	1.26%	1.59%	—	0.92%	1.13	%(D)

Total Return (C)	4.65%	28.68%	14.89%	-2.95%	17.28%

	Investment Company
	Small Cap Growth Fund
Selected Per Unit and Supplementary Data:	Years Ended December 31,				Period Ended December 31 2010(1)
	2014	2013	2012	2011
Unit value, beginning of year/period	$1.98	$1.41	$1.34	$1.38	$1.11

Unit value, end of year/period	$2.08	$1.98	$1.41	$1.34	$1.38

Units outstanding (000’s), beginning of year/period	27,028	23,200	21,888	19,920	—
Units Issued (000’s)	7,124	9,657	7,283	10,918	21,710
Units Redeemed (000’s)	(7,461)	(5,829)	(5,971)	(8,950)	(1,790)

Units Outstanding (000’s), end of year/period	26,691	27,028	23,200	21,888	19,920

Net Assets (000’s), end of year/period	$55,630	$53,557	$32,728	$29,401	$27,520

Expense Ratio (A)	0.50%	0.50%	0.50%	0.50%	0.50	%(D)

Investment Income Ratio (B)	0.05%	—	—	—	—

Total Return (C)	5.18%	40.46%	5.02%	-2.77%	23.98%

*	Includes 401(k) and 401(k) SIMPLE Plans.
(1)	For the period August 1, 2010 (Initial Offering Date of Units) to December 31, 2010.

(A)(B)(C)  Refer to explanatory notes.

(D)	Annualized.

	Investment Company
	Mid Cap Value Fund
	Years Ended December 31,				Period Ended December 31, 2010(1)
Selected Per Unit and Supplementary Data:	2014	2013	2012	2011
Unit value, beginning of year/period	$1.67	$1.31	$1.19	$1.22	$1.07

Unit value, end of year/period	$1.89	$1.67	$1.31	$1.19	$1.22

Units outstanding (000’s), beginning of year/period	6,729	5,404	4,288	3,722	—
Units Issued (000’s)	3,030	2,925	2,074	2,417	4,198
Units Redeemed (000’s)	(1,882)	(1,600)	(958)	(1,851)	(476)

Units Outstanding (000’s), end of year/period	7,877	6,729	5,404	4,288	3,722

Net Assets (000’s), end of year/period	$14,875	$11,220	$7,089	$5,096	$4,541

Expense Ratio (A)	0.50%	0.50%	0.50%	0.50%	0.50	%(D)

Investment Income Ratio (B)	0.80%	1.00%	—	1.18%	1.31	%(D)

Total Return (C)	13.25%	27.11%	10.40%	-2.61%	14.32%

	Investment Company
	Mid-Cap Equity Index Fund
	Years Ended December 31,				Period Ended December 31, 2010(1)
Selected Per Unit and Supplementary Data:	2014	2013	2012	2011
Unit value, beginning of year/period	$3.50	$2.64	$2.26	$2.31	$1.93

Unit value, end of year/period	$3.82	$3.50	$2.64	$2.26	$2.31

Units outstanding (000’s), beginning of year/period	27,009	22,051	19,637	17,743	—
Units Issued (000’s)	6,894	10,210	7,011	9,791	19,325
Units Redeemed (000’s)	(5,399)	(5,252)	(4,597)	(7,897)	(1,582)

Units Outstanding (000’s), end of year/period	28,504	27,009	22,051	19,637	17,743

Net Assets (000’s), end of year/period	$108,942	$94,628	$58,288	$44,286	$41,036

Expense Ratio (A)	0.50%	0.50%	0.50%	0.50%	0.50	%(D)

Investment Income Ratio (B)	0.97%	1.04%	—	1.15%	1.09	%(D)

Total Return (C)	9.09%	32.54%	17.21%	-2.49%	19.73%

*	Includes 401(k) and 401(k) SIMPLE Plans.
(1)	For the period August 1, 2010 (Initial Offering Date of Units) to December 31, 2010.

(A)(B)(C)  Refer to explanatory notes.

(D)	Annualized.

	Investment Company
	Composite Fund
	Years Ended December 31,				Period Ended December 31, 2010(1)
Selected Per Unit and Supplementary Data:	2014	2013	2012	2011
Unit value, beginning of year/period	$8.55	$7.38	$6.65	$6.49	$5.99

Unit value, end of year/period	$9.28	$8.55	$7.38	$6.65	$6.49

Units outstanding (000’s), beginning of year/period	4,372	4,075	3,751	3,856	—
Units Issued (000’s)	609	969	1,195	1,151	4,161
Units Redeemed (000’s)	(550)	(672)	(871)	(1,256)	(305)

Units Outstanding (000’s), end of year/period	4,431	4,372	4,075	3,751	3,856

Net Assets (000’s), end of year/period	$41,112	$37,367	$30,085	$24,930	$25,047

Expense Ratio (A)	0.50%	0.50%	0.50%	0.50%	0.50	%(D)

Investment Income Ratio (B)	1.93%	2.07%	0.02%	4.39%	2.51	%(D)

Total Return (C)	8.56%	15.77%	11.09%	2.32%	8.48%

	Investment Company
	International Fund
	Years Ended December 31,				Period Ended December 31, 2010(1)
Selected Per Unit and Supplementary Data:	2014	2013	2012	2011
Unit value, beginning of year/period	$0.96	$0.80	$0.68	$0.78	$0.69

Unit value, end of year/period	$0.89	$0.96	$0.80	$0.68	$0.78

Units outstanding (000’s), beginning of year/period	5,878	4,369	2,833	1,800	—
Units Issued (000’s)	2,361	2,348	2,233	2,298	2,068
Units Redeemed (000’s)	(1,829)	(839)	(697)	(1,265)	(268)

Units Outstanding (000’s), end of year/period	6,410	5,878	4,369	2,833	1,800

Net Assets (000’s), end of year/period	$5,735	$5,624	$3,487	$1,914	$1,398

Expense Ratio (A)	0.50%	0.50%	0.50%	0.50%	0.50	%(D)

Investment Income Ratio (B)	1.49%	2.04%	0.03%	3.04%	3.70	%(D)

Total Return (C)	-6.50%	19.87%	18.16%	-13.04%	12.87%

(1)	For the period August 1, 2010 (Initial Offering Date of Units) to December 31, 2010.

(A)(B)(C)  Refer to explanatory notes.

(D)	Annualized.

	Investment Company
	Money Market Fund
	Years Ended December 31,				Period Ended December 31, 2010(1)
Selected Per Unit and Supplementary Data:	2014	2013	2012	2011
Unit value, beginning of year/period	$2.54	$2.56	$2.57	$2.59	$2.60

Unit value, end of year/period	$2.52	$2.54	$2.56	$2.57	$2.59

Units outstanding (000’s), beginning of year/period	6,854	6,022	5,468	4,745	—
Units Issued (000’s)	2,256	3,320	2,124	3,091	5,220
Units Redeemed (000’s)	(2,162)	(2,488)	(1,570)	(2,368)	(475)

Units Outstanding (000’s), end of year/period	6,948	6,854	6,022	5,468	4,745

Net Assets (000’s), end of year/period	$17,526	$17,400	$15,388	$14,067	$12,290

Expense Ratio (A)	0.50%	0.50%	0.50%	0.50%	0.50	%(D)

Investment Income Ratio (B)	—	—	—	—	—

Total Return (C)	-0.64%	-0.66%	-0.67%	-0.68%	-0.26%

	Investment Company
	Mid-Term Bond Fund
	Years Ended December 31,				Period Ended December 31, 2010(1)
Selected Per Unit and Supplementary Data:	2014	2013	2012	2011
Unit value, beginning of year/period	$2.40	$2.43	$2.36	$2.23	$2.23

Unit value, end of year/period	$2.47	$2.40	$2.43	$2.36	$2.23

Units outstanding (000’s), beginning of year/period	13,601	13,311	11,695	10,249	—
Units Issued (000’s)	3,932	4,556	4,361	5,304	11,301
Units Redeemed (000’s)	(2,835)	(4,266)	(2,745)	(3,858)	(1,052)

Units Outstanding (000’s), end of year/period	14,698	13,601	13,311	11,695	10,249

Net Assets (000’s), end of year/period	$36,245	$32,657	$32,304	$27,605	$22,866

Expense Ratio (A)	0.50%	0.50%	0.50%	0.50%	0.50	%(D)

Investment Income Ratio (B)	2.56%	2.78%	0.04%	3.20%	3.45	%(D)

Total Return (C)	2.71%	-1.06%	2.81%	5.79%	-0.06%

(1)	For the period August 1, 2010 (Initial Offering Date of Units) to December 31, 2010.

(A)(B)(C)  Refer to explanatory notes.

(D)	Annualized.

	Investment Company
	Bond Fund
	Years Ended December 31,				Period Ended December 31, 2010(1)
Selected Per Unit and Supplementary Data:	2014	2013	2012	2011
Unit value, beginning of year/period	$6.07	$6.16	$5.84	$5.47	$5.46

Unit value, end of year/period	$6.42	$6.07	$6.16	$5.84	$5.47

Units outstanding (000’s), beginning of year/period	9,702	8,320	7,059	5,497	—
Units Issued (000’s)	3,415	4,820	3,346	3,892	6,070
Units Redeemed (000’s)	(2,123)	(3,438)	(2,085)	(2,330)	(573)

Units Outstanding (000’s), end of year/period	10,994	9,702	8,320	7,059	5,497

Net Assets (000’s), end of year/period	$70,623	$58,917	$51,249	$41,256	$30,095

Expense Ratio (A)	0.50%	0.50%	0.50%	0.50%	0.50	%(D)

Investment Income Ratio (B)	2.91%	2.95%	0.03%	4.09%	3.75	%(D)

Total Return (C)	5.78%	-1.41%	5.39%	6.75%	0.26%

	Investment Company
	Retirement Income Fund
	Years Ended December 31,				Period Ended December 31, 2010(1)
Selected Per Unit and Supplementary Data:	2014	2013	2012	2011
Unit value, beginning of year/period	$1.34	$1.25	$1.18	$1.13	$1.09

Unit value, end of year/period	$1.42	$1.34	$1.25	$1.18	$1.13

Units outstanding (000’s), beginning of year/period	4,455	3,102	2,436	1,767	—
Units Issued (000’s)	5,829	2,876	1,198	1,306	1,875
Units Redeemed (000’s)	(2,071)	(1,523)	(532)	(637)	(108)

Units Outstanding (000’s), end of year/period	8,213	4,455	3,102	2,436	1,767

Net Assets (000’s), end of year/period	$11,665	$5,970	$3,890	$2,865	$1,995

Expense Ratio (A)	0.50%	0.50%	0.50%	0.50%	0.50	%(D)

Investment Income Ratio (B)	1.63%	0.00%	2.36%	2.47%	2.10	%(D)

Total Return (C)	5.97%	6.87%	6.62%	4.20%	3.85%

(1)	For the period August 1, 2010 (Initial Offering Date of Units) to December 31, 2010.

(A)(B)(C)  Refer to explanatory notes.

(D)	Annualized.

	Investment Company
	2010 Retirement Fund
	Years Ended December 31,				Period Ended December 31, 2010(1)
Selected Per Unit and Supplementary Data:	2014	2013	2012	2011
Unit value, beginning of year/period	$1.32	$1.19	$1.09	$1.06	$1.00

Unit value, end of year/period	$1.41	$1.32	$1.19	$1.09	$1.06

Units outstanding (000’s), beginning of year/period	4,391	4,048	4,134	3,147	—
Units Issued (000’s)	1,469	1,480	1,257	1,839	3,275
Units Redeemed (000’s)	(1,021)	(1,137)	(1,343)	(852)	(128)

Units Outstanding (000’s), end of year/period	4,839	4,391	4,048	4,134	3,147

Net Assets (000’s), end of year/period	$6,817	$5,814	$4,818	$4,508	$3,346

Expense Ratio (A)	0.50%	0.50%	0.50%	0.50%	0.50	%(D)

Investment Income Ratio (B)	1.93%	0.00%	2.38%	2.14%	0.16	%(D)

Total Return (C)	6.40%	11.22%	9.15%	2.56%	6.84%

	Investment Company
	2015 Retirement Fund
	Years Ended December 31,				Period Ended December 31, 2010(1)
Selected Per Unit and Supplementary Data:	2014	2013	2012	2011
Unit value, beginning of year/period	$1.31	$1.15	$1.04	$1.03	$0.95

Unit value, end of year/period	$1.40	$1.31	$1.15	$1.04	$1.03

Units outstanding (000’s), beginning of year/period	19,888	15,830	12,380	9,225	—
Units Issued (000’s)	9,557	8,904	6,776	6,478	9,799
Units Redeemed (000’s)	(5,764)	(4,846)	(3,326)	(3,323)	(574)

Units Outstanding (000’s), end of year/period	23,681	19,888	15,830	12,380	9,225

Net Assets (000’s), end of year/period	$33,118	$26,086	$18,177	$12,918	$9,476

Expense Ratio (A)	0.50%	0.50%	0.50%	0.50%	0.50	%(D)

Investment Income Ratio (B)	1.83%	0.01%	2.10%	2.03%	0.11	%(D)

Total Return (C)	6.62%	14.23%	10.04%	1.58%	8.32%

(1)	For the period August 1, 2010 (Initial Offering Date of Units) to December 31, 2010.

(A)(B)(C)  Refer to explanatory notes.

(D)	Annualized

	Investment Company
	2020 Retirement Fund
	Years Ended December 31,				Period Ended December 31, 2010(1)
Selected Per Unit and Supplementary Data:	2014	2013	2012	2011
Unit value, beginning of year/period	$1.31	$1.12	$1.01	$1.00	$0.91

Unit value, end of year/period	$1.40	$1.31	$1.12	$1.01	$1.00

Units outstanding (000’s), beginning of year/period	39,323	26,973	19,595	12,436	—
Units Issued (000’s)	22,628	18,676	11,473	10,833	13,359
Units Redeemed (000’s)	(8,294)	(6,326)	(4,095)	(3,674)	(923)

Units Outstanding (000’s), end of year/period	53,657	39,323	26,973	19,595	12,436

Net Assets (000’s), end of year/period	$75,128	$51,538	$30,178	$19,727	$12,390

Expense Ratio (A)	0.50%	0.50%	0.50%	0.50%	0.50	%(D)

Investment Income Ratio (B)	1.38%	0.01%	1.91%	1.89%	0.07	%(D)

Total Return (C)	6.83%	17.14%	11.13%	1.05%	10.04%

	Investment Company
	2025 Retirement Fund
	Years Ended December 31,				Period Ended December 31, 2010(1)
Selected Per Unit and Supplementary Data:	2014	2013	2012	2011
Unit value, beginning of year/period	$1.34	$1.11	$0.99	$0.99	$0.88

Unit value, end of year/period	$1.44	$1.34	$1.11	$0.99	$0.99

Units outstanding (000’s), beginning of year/period	34,873	24,238	15,365	9,411	—
Units Issued (000’s)	20,616	15,230	11,173	9,109	9,939
Units Redeemed (000’s)	(5,094)	(4,595)	(2,300)	(3,155)	(528)

Units Outstanding (000’s), end of year/period	50,395	34,873	24,238	15,365	9,411

Net Assets (000’s), end of year/period	$72,519	$46,699	$26,933	$15,199	$9,278

Expense Ratio (A)	0.50%	0.50%	0.50%	0.50%	0.50	%(D)

Investment Income Ratio (B)	1.20%	0.02%	1.76%	1.61%	0.17	%(D)

Total Return (C)	7.46%	20.51%	12.34%	0.33%	12.00%

(1)	For the period August 1, 2010 (Initial Offering Date of Units) to December 31, 2010.

(A)(B)(C)  Refer to explanatory notes.

(D)	Annualized.

	Investment Company
	2030 Retirement Fund
	Years Ended December 31,				Period Ended December 31, 2010(1)
Selected Per Unit and Supplementary Data:	2014	2013	2012	2011
Unit value, beginning of year/period	$1.37	$1.11	$0.98	$0.99	$0.87

Unit value, end of year/period	$1.48	$1.37	$1.11	$0.98	$0.99

Units outstanding (000’s), beginning of year/period	27,662	19,813	13,168	7,037	—
Units Issued (000’s)	16,291	11,532	8,436	9,047	7,490
Units Redeemed (000’s)	(3,998)	(3,683)	(1,791)	(2,916)	(453)

Units Outstanding (000’s), end of year/period	39,955	27,662	19,813	13,168	7,037

Net Assets (000’s), end of year/period	$58,975	$37,838	$22,016	$12,934	$6,932

Expense Ratio (A)	0.50%	0.50%	0.50%	0.50%	0.50	%(D)

Investment Income Ratio (B)	1.15%	0.02%	1.67%	1.51%	0.23	%(D)

Total Return (C)	7.90%	23.10%	13.13%	-0.29%	13.19%

	Investment Company
	2035 Retirement Fund
	Years Ended December 31,				Period Ended December 31, 2010(1)
Selected Per Unit and Supplementary Data:	2014	2013	2012	2011
Unit value, beginning of year/period	$1.36	$1.09	$0.96	$0.97	$0.85

Unit value, end of year/period	$1.47	$1.36	$1.09	$0.96	$0.97

Units outstanding (000’s), beginning of year/period	22,875	16,021	10,303	6,773	—
Units Issued (000’s)	12,828	9,364	7,260	6,618	7,080
Units Redeemed (000’s)	(3,244)	(2,510)	(1,542)	(3,088)	(307)

Units Outstanding (000’s), end of year/period	32,459	22,875	16,021	10,303	6,773

Net Assets (000’s), end of year/period	$47,708	$31,212	$17,446	$9,856	$6,554

Expense Ratio (A)	0.50%	0.50%	0.50%	0.50%	0.50	%(D)

Investment Income Ratio (B)	1.05%	0.02%	1.50%	1.39%	0.26	%(D)

Total Return (C)	7.72%	25.30%	13.83%	-1.13%	14.48%

(1)	For the period August 1, 2010 (Initial Offering Date of Units) to December 31, 2010.

(A)(B)(C)  Refer to explanatory notes.

(D)	Annualized.

	Investment Company
	2040 Retirement Fund
	Years Ended December 31,				Period Ended December 31, 2010(1)
Selected Per Unit and Supplementary Data:	2014	2013	2012	2011
Unit value, beginning of year/ period	$1.37	$1.08	$0.95	$0.97	$0.84

Unit value, end of year/period	$1.47	$1.37	$1.08	$0.95	$0.97

Units outstanding (000’s), beginning of year/period	21,648	14,824	8,974	5,981	—
Units Issued (000’s)	10,739	9,147	7,259	5,782	6,495
Units Redeemed (000’s)	(3,229)	(2,323)	(1,409)	(2,789)	(514)

Units Outstanding (000’s), end of year/period	29,158	21,648	14,824	8,974	5,981

Net Assets (000’s), end of year/ period	$42,788	$29,641	$16,036	$8,511	$5,773

Expense Ratio (A)	0.50%	0.50%	0.50%	0.50%	0.50	%(D)

Investment Income Ratio (B)	1.04%	0.03%	1.46%	1.31%	0.27	%(D)

Total Return (C)	7.18%	26.57%	14.06%	-1.74%	15.04%

	Investment Company
	2045 Retirement Fund				2050 Retirement Fund
	Years Ended December 31,				Period Ended December 31,		Years Ended December 31,		Period Ended December 31, 2012(2)
Selected Per Unit and Supplementary Data:	2014	2013	2012	2011	2010(1)		2014	2013
Unit value, beginning of year/period	$1.36	$1.07	$0.94	$0.96	$0.83		$1.30	$1.02	$1.00

Unit value, end of year/period	$1.45	$1.36	$1.07	$0.94	$0.96		$1.38	$1.30	$1.02

Units outstanding (000’s), beginning of year/period	28,752	20,104	11,671	6,396	—		2,556	71	—
Units Issued (000’s)	12,404	11,891	10,852	8,654	6,656		4,741	2,702	72
Units Redeemed (000’s)	(4,618)	(3,243)	(2,419)	(3,379)	(260)		(789)	(217)	(1)

Units Outstanding (000’s), end of year/period	36,538	28,752	20,104	11,671	6,396		6,508	2,556	71

Net Assets (000’s), end of year/period	$53,132	$39,139	$21,536	$10,978	$6,135		$9,008	$3,318	$72

Expense Ratio (A)	0.50%	0.50%	0.50%	0.50%	0.50	%(D)	0.50%	0.50%	0.50	%(D)

Investment Income Ratio (B)	1.02%	0.03%	1.39%	1.25%	0.24	%(D)	0.15%	0.04%	—

Total Return (C)	6.82%	27.07%	13.89%	-1.94%	15.21%		6.62%	27.66%	1.69%

(1)	For the period August 1, 2010 (Initial Offering Date of Units) to December 31, 2010.
(2)	For the period October 1, 2012 (Initial Offering Date of Units) to December 31, 2012.

(A)(B)(C)  Refer to explanatory notes.

(D)	Annualized.

	Investment Company
	Conservative Allocation Fund
Selected Per Unit and Supplementary Data:	Years Ended December 31,				Period Ended December 31, 2010(1)
	2014	2013	2012	2011
Unit value, beginning of year/period	$1.68	$1.57	$1.47	$1.39	$1.35

Unit value, end of year/period	$1.78	$1.68	$1.57	$1.47	$1.39

Units outstanding (000’s), beginning of year/period	9,283	8,127	6,095	4,383	—
Units Issued (000’s)	5,551	3,927	3,788	3,756	4,822
Units Redeemed (000’s)	(2,447)	(2,771)	(1,756)	(2,044)	(439)

Units Outstanding (000’s), end of year/period	12,387	9,283	8,127	6,095	4,383

Net Assets (000’s), end of year/period	$22,028	$15,561	$12,756	$8,949	$6,115

Expense Ratio (A)	0.50%	0.50%	0.50%	0.50%	0.50	%(D)

Investment Income Ratio (B)	2.14%	0.04%	2.45%	2.79%	—

Total Return (C)	6.09%	6.80%	6.90%	5.25%	3.72%

	Investment Company
	Moderate Allocation Fund
Selected Per Unit and Supplementary Data:	Years Ended December 31,				Period Ended December 31,
	2014	2013	2012	2011	2010(1)
Unit value, beginning of year/period	$2.02	$1.76	$1.59	$1.54	$1.42

Unit value, end of year/period	$2.17	$2.02	$1.76	$1.59	$1.54

Units outstanding (000’s), beginning of year/period	26,308	21,064	16,381	13,906	—
Units Issued (000’s)	9,056	9,454	8,182	6,879	14,670
Units Redeemed (000’s)	(4,769)	(4,210)	(3,499)	(4,404)	(764)

Units Outstanding (000’s), end of year/period	30,595	26,308	21,064	16,381	13,906

Net Assets (000’s), end of year/period	$66,385	$53,264	$37,057	$26,116	$21,386

Expense Ratio (A)	0.50%	0.50%	0.50%	0.50%	0.50	%(D)

Investment Income Ratio (B)	1.82%	0.02%	2.18%	2.35%	0.15	%(D)

Total Return (C)	7.17%	15.09%	10.35%	3.66%	8.16%

(1)	For the period August 1, 2010 (Initial Offering Date of Units) to December 31, 2010.

(A)(B)(C)  Refer to explanatory notes.

(D)	Annualized.

	Investment Company
	Aggressive Allocation Fund
Selected Per Unit and Supplementary Data:	Years Ended December 31,				Period Ended December 31, 2010(1)
	2014	2013	2012	2011
Unit value, beginning of year/period	$2.34	$1.89	$1.68	$1.65	$1.46

Unit value, end of year/period	$2.51	$2.34	$1.89	$1.68	$1.65

Units outstanding (000’s), beginning of year/period	19,022	16,619	13,411	10,681	—
Units Issued (000’s)	6,313	6,019	5,736	5,652	11,191
Units Redeemed (000’s)	(3,984)	(3,616)	(2,528)	(2,922)	(510)

Units Outstanding (000’s), end of year/period	21,351	19,022	16,619	13,411	10,681

Net Assets (000’s), end of year/period	$53,515	$44,505	$31,466	$22,503	$17,607

Expense Ratio (A)	0.50%	0.50%	0.50%	0.50%	0.50	%(D)

Investment Income Ratio (B)	1.55%	0.03%	1.79%	1.94%	0.31	%(D)

Total Return (C)	7.12%	23.57%	12.84%	1.79%	12.70%

	Fidelity
	VIP Equity-Income Portfolio
Selected Per Unit and Supplementary Data:	Years Ended December 31,				Period Ended December 31, 2010(1)
	2014	2013	2012	2011
Unit value, beginning of year/period	$62.42	$48.90	$41.86	$41.62	$36.34

Unit value, end of year/period	$67.59	$62.42	$48.90	$41.86	$41.62

Units outstanding (000’s), beginning of year/period	1,144	1,027	953	892	—
Units Issued (000’s)	265	320	262	351	960
Units Redeemed (000’s)	(228)	(203)	(188)	(290)	(68)

Units Outstanding (000’s), end of year/period	1,181	1,144	1,027	953	892

Net Assets (000’s), end of year/period	$79,837	$71,379	$50,233	$39,883	$37,142

Expense Ratio (A)(E)	0.40%	0.40%	0.40%	0.40%	0.40	%(D)

Investment Income Ratio (B)	2.83%	2.56%	3.19%	2.46%	1.87	%(D)

Total Return (C)	8.28%	27.64%	16.84%	0.57%	14.54%

(1)	For the period August 1, 2010 (Initial Offering Date of Units) to December 31, 2010.

(A)(B)(C)  Refer to explanatory notes.

(D)	Annualized.
(E)	Absent reimbursement by Fidelity, the annualized expense ratio would have been 0.50%.

	Fidelity
	VIP Asset Manager Portfolio
Selected Per Unit and Supplementary Data:	Years Ended December 31,				Period Ended December 31, 2010(1)
	2014	2013	2012	2011
Unit value, beginning of year/period	$43.90	$38.09	$34.00	$35.03	$31.61

Unit value, end of year/period	$46.27	$43.90	$38.09	$34.00	$35.03

Units outstanding (000’s), beginning of year/period	941	842	721	632	—
Units Issued (000’s)	216	258	253	292	671
Units Redeemed (000’s)	(173)	(159)	(132)	(203)	(39)

Units Outstanding (000’s), end of year/period	984	941	842	721	632

Net Assets (000’s), end of year/period	$45,542	$41,309	$32,076	$24,524	$22,133

Expense Ratio (A)(E)	0.40%	0.40%	0.40%	0.40%	0.40	%(D)

Investment Income Ratio (B)	1.53%	1.59%	1.59%	1.95%	1.76	%(D)

Total Return (C)	5.41%	15.25%	12.03%	-2.95%	10.83%

	Fidelity
	VIP Contrafund Portfolio
Selected Per Unit and Supplementary Data:	Years Ended December 31,				Period Ended December 31, 2010(1)
	2014	2013	2012	2011
Unit value, beginning of year/period	$68.45	$52.35	$45.15	$46.50	$39.87

Unit value, end of year/period	$76.32	$68.45	$52.35	$45.15	$46.50

Units outstanding (000’s), beginning of year/period	2,398	2,253	2,097	1,939	—
Units Issued (000’s)	526	578	549	758	2,099
Units Redeemed (000’s)	(433)	(433)	(393)	(600)	(160)

Units Outstanding (000’s), end of year/period	2,491	2,398	2,253	2,097	1,939

Net Assets (000’s), end of year/period	$190,122	$164,141	$117,945	$94,658	$90,159

Expense Ratio (A)(E)	0.40%	0.40%	0.40%	0.40%	0.40	%(D)

Investment Income Ratio (B)	0.97%	1.09%	1.37%	0.99%	1.27	%(D)

Total Return (C)	11.50%	30.76%	15.95%	-2.91%	16.62%

(1)	For the period August 1, 2010 (Initial Offering Date of Units) to December 31, 2010.

(A)(B)(C)  Refer to explanatory notes.

(D)	Annualized.
(E)	Absent reimbursement by Fidelity, the annualized expense ratio would have been 0.50%.

	Fidelity
	VIP Mid Cap Portfolio
Selected Per Unit and Supplementary Data:	Years Ended December 31,				Period Ended December 31, 2010(1)
	2014	2013	2012	2011
Unit value, beginning of year/period	$67.58	$49.81	$43.55	$48.91	$40.25

Unit value, end of year/period	$71.54	$67.58	$49.81	$43.55	$48.91

Units outstanding (000’s), beginning of year/period	701	593	507	455	—
Units Issued (000’s)	186	227	204	292	508
Units Redeemed (000’s)	(167)	(119)	(118)	(240)	(53)

Units Outstanding (000’s), end of year/period	720	701	593	507	455

Net Assets (000’s), end of year/period	$51,506	$47,403	$29,525	$22,097	$22,258

Expense Ratio (A)(E)	0.40%	0.40%	0.40%	0.40%	0.40	%(D)

Investment Income Ratio (B)	0.25%	0.54%	0.63%	0.24%	0.42	%(D)

Total Return (C)	5.86%	35.69%	14.37%	-10.97%	21.53%

	Vanguard
	VIF Diversified Value Portfolio
Selected Per Unit and Supplementary Data:	Years Ended December 31,				Period Ended December 31, 2010(1)
	2014	2013	2012	2011
Unit value, beginning of year/period	$23.61	$18.34	$15.82	$15.30	$13.71

Unit value, end of year/period	$25.80	$23.61	$18.34	$15.82	$15.30

Units outstanding (000’s), beginning of year/period	1,514	1,245	988	753	—
Units Issued (000’s)	621	552	470	542	848
Units Redeemed (000’s)	(349)	(283)	(213)	(307)	(95)

Units Outstanding (000’s), end of year/period	1,786	1,514	1,245	988	753

Net Assets (000’s), end of year/period	$46,093	$35,756	$22,837	$15,627	$11,522

Expense Ratio (A)	0.50%	0.50%	0.50%	0.50%	0.50	%(D)

Investment Income Ratio (B)	2.07%	2.08%	2.23%	1.96%	2.45	%(D)

Total Return (C)	9.28%	28.75%	15.91%	3.40%	11.65%

(1)	For the period August 1, 2010 (Initial Offering Date of Units) to December 31, 2010.

(A)(B)(C)  Refer to explanatory notes.

(D)	Annualized.
(E)	Absent reimbursement by Fidelity, the annualized expense ratio would have been 0.50%.

	Vanguard
	VIF International Portfolio										VIF REIT Index Portfolio
Selected Per Unit and Supplementary Data:	Years Ended December 31,								Period Ended December 31, 2010(1)		Year Ended December 31, 2014	Period Ended December 31, 2013(2)
	2014		2013		2012		2011
Unit value, beginning of year/period	$28.89		$23.53		$19.69		$22.88		$19.64		$11.84	$12.33

Unit value, end of year/period	$27.00		$28.89		$23.53		$19.69		$22.88		$15.32	$11.84

Units outstanding (000’s), beginning of year/period	2,779		1,815		1,489		1,216		—		56	—
Units Issued (000’s)	693		1,438		617		782		1,297		642	61
Units Redeemed (000’s)	(527)		(474)		(291)		(509)		(81)		(128)	(5)

Units Outstanding (000’s), end of year/period	2,945		2,779		1,815		1,489		1,216		570	56

Net Assets (000’s), end of year/period	$79,528		$80,279		$42,721		$29,311		$27,833		$8,733	$661

Expense Ratio (A)	0.50%		0.50%		0.50%		0.50%		0.50	%(D)	0.50%	0.50	%(D)

Investment Income Ratio (B)	1.45%		1.53%		2.01%		1.55%		1.58	%(D)	1.28%	—

Total Return (C)	-6.53%		22.76%		19.53%		-13.97%		16.55%		29.45%	-4.00	%(E)

	American Century										American Funds
	VP Capital Appreciation Fund										New World Fund
Selected Per Unit and Supplementary Data:	Years Ended December 31,								Period Ended December 31, 2010(1)		Year Ended December 31, 2014	Period Ended December 31, 2013(2)
	2014		2013		2012		2011
Unit value, beginning of year/period	$37.67		$28.85		$24.93		$26.73		$21.35		$25.33	$23.49

Unit value, end of year/period	$40.64		$37.67		$28.85		$24.93		$26.73		$23.28	$25.33

Units outstanding (000’s), beginning of year/period	1,754		1,702		1,453		1,410		—		16	—
Units Issued (000’s)	427		473		634		710		1,561		26	16
Units Redeemed (000’s)	(391)		(421)		(385)		(667)		(151)		(2)	—	(G)

Units Outstanding (000’s), end of year/period	1,790		1,754		1,702		1,453		1,410		40	16

Net Assets (000’s), end of year/period	$72,764		$66,072		$49,088		$36,230		$37,698		$922	$410

Expense Ratio (A)	0.25	%(F)	0.25	%(F)	0.25	%(F)	0.25	%(F)	0.25	%(D)(F)	0.50%	0.50	%(D)

Investment Income Ratio (B)	—		—		—		—		—		1.71%	2.03	%(E)

Total Return (C)	7.87%		30.59%		15.71%		-6.74%		25.22%		-8.11%	7.85	%(E)

(1)	For the period August 1, 2010 (Initial Offering Date of Units) to December 31, 2010.
(2)	For the period August 5, 2013 (Initial Offering Date of Units) to December 31, 2013.

(A)(B)(C)  Refer to explanatory notes.

(D)	Annualized.
(E)	Not annualized.
(F)	Absent reimbursement by American Century, the annualized expense ratio would have been 0.50%.
(G)	Less than 500 units.

	Calvert
	VP SRI Balanced Portfolio
Selected Per Unit and Supplementary Data:	Years Ended December 31,				Period Ended December 31, 2010(1)
	2014	2013	2012	2011
Unit value, beginning of year/period	$4.88	$4.15	$3.78	$3.63	$3.31

Unit value, end of year/period	$5.32	$4.88	$4.15	$3.78	$3.63

Units outstanding (000’s), beginning of year/period	4,901	4,576	3,992	2,976	—
Units Issued (000’s)	1,223	1,310	1,297	1,935	3,163
Units Redeemed (000’s)	(824)	(985)	(713)	(919)	(187)

Units Outstanding (000’s), end of year/period	5,300	4,901	4,576	3,992	2,976

Net Assets (000’s), end of year/period	$28,179	$23,893	$19,000	$15,076	$10,803

Expense Ratio (A)	0.50%	0.50%	0.50%	0.50%	0.50	%(D)

Investment Income Ratio (B)	1.59%	1.08%	1.25%	1.33%	1.47	%(D)

Total Return (C)	9.04%	17.41%	9.95%	4.04%	9.64%

	Deutsche
	Capital Growth VIP
Selected Per Unit and Supplementary Data:	Years Ended December 31,				Period Ended December 31, 2010(1)
	2014	2013	2012	2011
Unit value, beginning of year/period	$61.00	$45.53	$39.43	$41.49	$35.02

Unit value, end of year/period	$68.57	$61.00	$45.53	$39.43	$41.49

Units outstanding (000’s), beginning of year/period	1,028	1,027	979	1,012	—
Units Issued (000’s)	209	191	260	275	1,096
Units Redeemed (000’s)	(158)	(190)	(212)	(308)	(84)

Units Outstanding (000’s), end of year/period	1,079	1,028	1,027	979	1,012

Net Assets (000’s), end of year/period	$73,955	$62,722	$46,764	$38,605	$41,997

Expense Ratio (A)	0.50%	0.50%	0.50%	0.50%	0.50	%(D)

Investment Income Ratio (B)	0.62%	1.26%	0.88%	0.78%	0.92	%(D)

Total Return (C)	12.40%	33.97%	15.47%	-4.95%	18.48%

(1)	For the period August 1, 2010 (Initial Offering Date of Units) to December 31, 2010.

(A)(B)(C)  Refer to explanatory notes.

(D)	Annualized.

	Oppenheimer
	Main Street Fund/VA
	Years Ended December 31,				Period Ended December 31, 2010(1)
Selected Per Unit and Supplementary Data:	2014	2013	2012	2011
Unit value, beginning of year/period	$35.39	$26.99	$23.21	$23.33	$20.22

Unit value, end of year/period	$38.98	$35.39	$26.99	$23.21	$23.33

Units outstanding (000’s), beginning of year/period	263	228	168	148	—
Units Issued (000’s)	101	91	97	76	160
Units Redeemed (000’s)	(58)	(56)	(37)	(56)	(12)

Units Outstanding (000’s), end of year/period	306	263	228	168	148

Net Assets (000’s), end of year/period	$11,917	$9,318	$6,155	$3,890	$3,451

Expense Ratio (A)	0.50%	0.50%	0.50%	0.50%	0.50	%(D)

Investment Income Ratio (B)	0.81%	1.08%	0.96%	0.83%	1.03	%(D)

Total Return (C)	10.14%	31.11%	16.28%	-0.51%	15.37%

	PIMCO				T. Rowe Price
	VIT Real Return Portfolio				Blue Chip Growth Portfolio
Selected Per Unit and Supplementary Data:	Year Ended December 31, 2014		Period Ended December 31, 2013(2)		Year Ended December 31, 2014		Period Ended December 31, 2013(2)
Unit value, beginning of year/period	$12.91		$13.22		$18.94		$16.42

Unit value, end of year/period	$13.26		$12.91		$20.59		$18.94

Units outstanding (000’s), beginning of year/period	33		—		62		—
Units Issued (000’s)	263		61		238		63
Units Redeemed (000’s)	(54)		(28)		(54)		(1)

Units Outstanding (000’s), end of year/period	242		33		246		62

Net Assets (000’s), end of year/period	$3,211		$431		$5,061		$1,176

Expense Ratio (A)	0.40	%(F)	0.40	%(D)(F)	0.35	%(G)	0.35	%(D)(G)

Investment Income Ratio (B)	1.36%		2.85	%(E)	—		0.04	%(E)

Total Return (C)	2.71%		-2.33	%(E)	8.73%		15.35	%(E)

(1)	For the period August 1, 2010 (Initial Offering Date of Units) to December 31, 2010.
(2)	For the period August 5, 2013 (Initial Offering Date of Units) to December 31, 2013.

(A)(B)(C)  Refer to explanatory notes.

(D)	Annualized.
(E)	Not annualized.
(F)	Absent reimbursement by PIMCO, the annualized expense ratio would have been 0.50%.
(G)	Absent reimbursement by T. Rowe Price, the annualized expense ratio would have been 0.50%.

Tier 2 Reduced Fee Units*

	Investment Company
	Equity Index Fund
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2014	2013	2012	2011	2010
Unit value, beginning of year	$4.95	$3.77	$3.27	$3.23	$2.83

Unit value, end of year	$5.59	$4.95	$3.77	$3.27	$3.23

Units outstanding (000’s), beginning of year	15,570	15,134	15,505	15,904	33,800
Units Issued (000’s)	4,836	6,514	4,788	7,352	9,394
Units Redeemed (000’s)	(5,036)	(6,078)	(5,159)	(7,751)	(27,290)

Units Outstanding (000’s), end of year	15,370	15,570	15,134	15,505	15,904

Net Assets (000’s), end of year	$85,850	$77,082	$57,089	$50,748	$51,403

Expense Ratio (A)	0.60%	0.60%	0.60%	0.60%	0.54%

Investment Income Ratio (B)	1.53%	1.63%	0.01%	1.97%	1.76%

Total Return (C)	12.82%	31.24%	15.25%	1.27%	14.05%

	Investment Company
	All America Fund
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2014	2013	2012	2011	2010
Unit value, beginning of year	$14.50	$11.04	$9.68	$9.72	$8.29

Unit value, end of year	$16.02	$14.50	$11.04	$9.68	$9.72

Units outstanding (000’s), beginning of year	2,472	2,659	2,995	3,018	7,462
Units Issued (000’s)	553	699	700	1,184	1,472
Units Redeemed (000’s)	(776)	(886)	(1,036)	(1,207)	(5,916)

Units Outstanding (000’s), end of year	2,249	2,472	2,659	2,995	3,018

Net Assets (000’s), end of year	$36,041	$35,845	$29,359	$28,998	$29,329

Expense Ratio (A)	0.60%	0.60%	0.60%	0.60%	0.54%

Investment Income Ratio (B)	1.25%	1.40%	—	2.37%	1.29%

Total Return (C)	10.50%	31.32%	14.05%	-0.36%	17.14%

*	Includes 401(k) and 401(k) SIMPLE Plans.

(A)(B)(C)  Refer to explanatory notes.

	Investment Company
	Small Cap Value Fund
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2014	2013	2012	2011	2010
Unit value, beginning of year	$2.02	$1.57	$1.37	$1.41	$1.11

Unit value, end of year	$2.11	$2.02	$1.57	$1.37	$1.41

Units outstanding (000’s), beginning of year	19,920	19,523	19,674	19,492	35,801
Units Issued (000’s)	4,441	7,072	6,405	9,472	12,332
Units Redeemed (000’s)	(6,367)	(6,675)	(6,556)	(9,290)	(28,641)

Units Outstanding (000’s), end of year	17,994	19,920	19,523	19,674	19,492

Net Assets (000’s), end of year	$37,957	$40,191	$30,641	$26,905	$27,494

Expense Ratio (A)	0.60%	0.60%	0.60%	0.60%	0.54%

Investment Income Ratio (B)	1.26%	1.59%	—	0.92%	1.13%

Total Return (C)	4.55%	28.55%	14.77%	-3.05%	27.04%

	Investment Company
	Small Cap Growth Fund
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2014	2013	2012	2011	2010
Unit value, beginning of year	$1.97	$1.41	$1.34	$1.38	$1.04

Unit value, end of year	$2.08	$1.97	$1.41	$1.34	$1.38

Units outstanding (000’s), beginning of year	22,393	20,579	21,903	20,384	37,502
Units Issued (000’s)	6,041	9,193	7,357	11,850	13,490
Units Redeemed (000’s)	(8,412)	(7,379)	(8,681)	(10,331)	(30,608)

Units Outstanding (000’s), end of year	20,022	22,393	20,579	21,903	20,384

Net Assets (000’s), end of year	$41,547	$44,221	$28,961	$29,380	$28,150

Expense Ratio (A)	0.60%	0.60%	0.60%	0.60%	0.54%

Investment Income Ratio (B)	0.05%	—	—	—	—

Total Return (C)	5.08%	40.33%	4.92%	-2.87%	32.55%

(A)(B)(C) Refer to explanatory notes.

	Investment Company
	Mid Cap Value Fund
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2014	2013	2012	2011	2010
Unit value, beginning of year	$1.66	$1.31	$1.19	$1.22	$1.03

Unit value, end of year	$1.88	$1.66	$1.31	$1.19	$1.22

Units outstanding (000’s), beginning of year	4,661	4,028	4,202	3,827	6,028
Units Issued (000’s)	2,259	2,713	1,929	2,720	3,135
Units Redeemed (000’s)	(1,587)	(2,080)	(2,103)	(2,345)	(5,336)

Units Outstanding (000’s), end of year	5,333	4,661	4,028	4,202	3,827

Net Assets (000’s), end of year	$10,029	$7,747	$5,272	$4,987	$4,668

Expense Ratio (A)	0.60%	0.60%	0.60%	0.60%	0.54%

Investment Income Ratio (B)	0.80%	1.00%	—	1.18%	1.31%

Total Return (C)	13.15%	26.99%	10.29%	-2.71%	18.29%

	Investment Company
	Mid-Cap Equity Index Fund
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2014	2013	2012	2011	2010
Unit value, beginning of year	$3.49	$2.64	$2.25	$2.31	$1.84

Unit value, end of year	$3.81	$3.49	$2.64	$2.25	$2.31

Units outstanding (000’s), beginning of year	17,942	17,603	18,266	17,871	32,515
Units Issued (000’s)	5,260	8,272	6,066	9,429	11,750
Units Redeemed (000’s)	(6,134)	(7,933)	(6,729)	(9,034)	(26,394)

Units Outstanding (000’s), end of year	17,068	17,942	17,603	18,266	17,871

Net Assets (000’s), end of year	$64,958	$62,655	$46,422	$41,138	$41,315

Expense Ratio (A)	0.60%	0.60%	0.60%	0.60%	0.54%

Investment Income Ratio (B)	0.97%	1.04%	—	1.15%	1.09%

Total Return (C)	8.98%	32.42%	17.10%	-2.58%	25.59%

(A)(B)(C) Refer to explanatory notes.

	Investment Company
	Composite Fund
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2014	2013	2012	2011	2010
Unit value, beginning of year	$8.52	$7.37	$6.64	$6.49	$5.88

Unit value, end of year	$9.24	$8.52	$7.37	$6.64	$6.49

Units outstanding (000’s), beginning of year	2,485	2,715	2,995	2,944	7,627
Units Issued (000’s)	576	864	660	1,439	1,322
Units Redeemed (000’s)	(657)	(1,094)	(940)	(1,388)	(6,005)

Units Outstanding (000’s), end of year	2,404	2,485	2,715	2,995	2,944

Net Assets (000’s), end of year	$22,215	$21,172	$19,996	$19,876	$19,112

Expense Ratio (A)	0.60%	0.60%	0.60%	0.60%	0.54%

Investment Income Ratio (B)	1.93%	2.07%	0.02%	4.39%	2.51%

Total Return (C)	8.46%	15.67%	10.99%	2.23%	10.41%

	Investment Company
	International Fund
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2014	2013	2012	2011	2010
Unit value, beginning of year	$0.95	$0.80	$0.67	$0.78	$0.72

Unit value, end of year	$0.89	$0.95	$0.80	$0.67	$0.78

Units outstanding (000’s), beginning of year	4,222	3,419	3,093	2,606	2,715
Units Issued (000’s)	1,616	2,252	2,067	2,592	2,461
Units Redeemed (000’s)	(1,431)	(1,449)	(1,741)	(2,105)	(2,570)

Units Outstanding (000’s), end of year	4,407	4,222	3,419	3,093	2,606

Net Assets (000’s), end of year	$3,926	$4,026	$2,723	$2,087	$2,024

Expense Ratio (A)	0.60%	0.60%	0.60%	0.60%	0.54%

Investment Income Ratio (B)	1.49%	2.04%	0.03%	3.04%	3.70%

Total Return (C)	-6.59%	19.76%	18.04%	-13.12%	7.73%

(A)(B)(C) Refer to explanatory notes.

	Investment Company
	Money Market Fund
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2014	2013	2012	2011	2010
Unit value, beginning of year	$2.53	$2.55	$2.57	$2.59	$2.61

Unit value, end of year	$2.51	$2.53	$2.55	$2.57	$2.59

Units outstanding (000’s), beginning of year	4,629	4,873	4,996	4,946	9,584
Units Issued (000’s)	1,583	2,326	2,727	3,603	3,672
Units Redeemed (000’s)	(2,063)	(2,570)	(2,850)	(3,553)	(8,310)

Units Outstanding (000’s), end of year	4,149	4,629	4,873	4,996	4,946

Net Assets (000’s), end of year	$10,421	$11,712	$12,423	$12,832	$12,805

Expense Ratio (A)	0.60%	0.60%	0.60%	0.60%	0.54%

Investment Income Ratio (B)	—	—	—	—	—

Total Return (C)	-0.73%	-0.76%	-0.75%	-0.79%	-0.69%

	Investment Company
	Mid-Term Bond Fund
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2014	2013	2012	2011	2010
Unit value, beginning of year	$2.39	$2.42	$2.36	$2.23	$2.10

Unit value, end of year	$2.46	$2.39	$2.42	$2.36	$2.23

Units outstanding (000’s), beginning of year	9,099	10,826	10,868	9,893	16,897
Units Issued (000’s)	2,891	4,120	4,183	6,321	8,515
Units Redeemed (000’s)	(3,408)	(5,847)	(4,225)	(5,346)	(15,519)

Units Outstanding (000’s), end of year	8,582	9,099	10,826	10,868	9,893

Net Assets (000’s), end of year	$21,083	$21,783	$26,217	$25,623	$22,064

Expense Ratio (A)	0.60%	0.60%	0.60%	0.60%	0.54%

Investment Income Ratio (B)	2.56%	2.78%	0.04%	3.20%	3.45%

Total Return (C)	2.62%	-1.14%	2.72%	5.70%	6.35%

(A)(B)(C) Refer to explanatory notes.

	Investment Company
	Bond Fund
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2014	2013	2012	2011	2010
Unit value, beginning of year	$6.05	$6.15	$5.84	$5.47	$5.13

Unit value, end of year	$6.40	$6.05	$6.15	$5.84	$5.47

Units outstanding (000’s), beginning of year	7,707	7,343	6,616	5,757	9,368
Units Issued (000’s)	2,496	4,452	3,315	3,799	4,608
Units Redeemed (000’s)	(2,737)	(4,088)	(2,588)	(2,940)	(8,219)

Units Outstanding (000’s), end of year	7,466	7,707	7,343	6,616	5,757

Net Assets (000’s), end of year	$47,774	$46,660	$45,134	$38,617	$31,505

Expense Ratio (A)	0.60%	0.60%	0.60%	0.60%	0.54%

Investment Income Ratio (B)	2.91%	2.95%	0.03%	4.09%	3.75%

Total Return (C)	5.69%	-1.50%	5.30%	6.66%	6.70%

	Investment Company
	Retirement Income Fund
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2014	2013	2012	2011	2010
Unit value, beginning of year	$1.34	$1.25	$1.17	$1.13	$1.04

Unit value, end of year	$1.41	$1.34	$1.25	$1.17	$1.13

Units outstanding (000’s), beginning of year	3,406	2,916	1,937	1,196	1,181
Units Issued (000’s)	1,763	2,371	2,112	2,192	2,323
Units Redeemed (000’s)	(1,247)	(1,881)	(1,133)	(1,451)	(2,308)

Units Outstanding (000’s), end of year	3,922	3,406	2,916	1,937	1,196

Net Assets (000’s), end of year	$5,545	$4,548	$3,647	$2,275	$1,349

Expense Ratio (A)	0.60%	0.60%	0.60%	0.60%	0.54%

Investment Income Ratio (B)	1.63%	0.00%	2.36%	2.47%	2.10%

Total Return (C)	5.88%	6.76%	6.51%	4.10%	8.45%

(A)(B)(C) Refer to explanatory notes.

	Investment Company
	2010 Retirement Fund
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2014	2013	2012	2011	2010
Unit value, beginning of year	$1.32	$1.19	$1.09	$1.06	$0.96

Unit value, end of year	$1.40	$1.32	$1.19	$1.09	$1.06

Units outstanding (000’s), beginning of year	2,087	1,988	2,221	2,176	3,223
Units Issued (000’s)	1,222	1,486	1,060	1,295	2,833
Units Redeemed (000’s)	(739)	(1,387)	(1,293)	(1,250)	(3,880)

Units Outstanding (000’s), end of year	2,570	2,087	1,988	2,221	2,176

Net Assets (000’s), end of year	$3,605	$2,754	$2,361	$2,418	$2,312

Expense Ratio (A)	0.60%	0.60%	0.60%	0.60%	0.54%

Investment Income Ratio (B)	1.93%	0.00%	2.38%	2.14%	0.16%

Total Return (C)	6.31%	11.11%	9.03%	2.46%	10.76%

	Investment Company
	2015 Retirement Fund
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2014	2013	2012	2011	2010
Unit value, beginning of year	$1.31	$1.15	$1.04	$1.03	$0.92

Unit value, end of year	$1.39	$1.31	$1.15	$1.04	$1.03

Units outstanding (000’s), beginning of year	12,429	11,983	10,378	7,783	7,116
Units Issued (000’s)	5,577	6,414	7,439	7,032	11,094
Units Redeemed (000’s)	(4,209)	(5,968)	(5,834)	(4,437)	(10,427)

Units Outstanding (000’s), end of year	13,797	12,429	11,983	10,378	7,783

Net Assets (000’s), end of year	$19,210	$16,245	$13,725	$10,813	$7,992

Expense Ratio (A)	0.60%	0.60%	0.60%	0.60%	0.54%

Investment Income Ratio (B)	1.83%	0.01%	2.10%	2.03%	0.11%

Total Return (C)	6.53%	14.11%	9.93%	1.47%	11.67%

(A)(B)(C) Refer to explanatory notes.

	Investment Company
	2020 Retirement Fund
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2014	2013	2012	2011	2010
Unit value, beginning of year	$1.31	$1.12	$1.01	$1.00	$0.88

Unit value, end of year	$1.39	$1.31	$1.12	$1.01	$1.00

Units outstanding (000’s), beginning of year	26,321	22,804	15,461	10,191	9,894
Units Issued (000’s)	13,550	12,849	13,510	11,703	15,050
Units Redeemed (000’s)	(6,842)	(9,332)	(6,167)	(6,433)	(14,753)

Units Outstanding (000’s), end of year	33,029	26,321	22,804	15,461	10,191

Net Assets (000’s), end of year	$46,039	$34,375	$25,449	$15,543	$10,149

Expense Ratio (A)	0.60%	0.60%	0.60%	0.60%	0.54%

Investment Income Ratio (B)	1.38%	0.01%	1.91%	1.89%	0.07%

Total Return (C)	6.73%	17.02%	11.02%	0.94%	13.29%

	Investment Company
	2025 Retirement Fund
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2014	2013	2012	2011	2010
Unit value, beginning of year	$1.33	$1.11	$0.99	$0.99	$0.86

Unit value, end of year	$1.43	$1.33	$1.11	$0.99	$0.99

Units outstanding (000’s), beginning of year	27,083	16,731	13,167	7,522	7,187
Units Issued (000’s)	15,175	17,186	9,179	10,655	11,397
Units Redeemed (000’s)	(8,302)	(6,834)	(5,615)	(5,010)	(11,062)

Units Outstanding (000’s), end of year	33,956	27,083	16,731	13,167	7,522

Net Assets (000’s), end of year	$48,646	$36,140	$18,544	$13,005	$7,413

Expense Ratio (A)	0.60%	0.60%	0.60%	0.60%	0.54%

Investment Income Ratio (B)	1.20%	0.02%	1.76%	1.61%	0.17%

Total Return (C)	7.36%	20.39%	12.22%	0.22%	14.87%

(A)(B)(C) Refer to explanatory notes.

	Investment Company
	2030 Retirement Fund
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2014	2013	2012	2011	2010
Unit value, beginning of year	$1.36	$1.11	$0.98	$0.98	$0.85

Unit value, end of year	$1.47	$1.36	$1.11	$0.98	$0.98

Units outstanding (000’s), beginning of year	21,668	14,561	10,769	8,739	6,690
Units Issued (000’s)	11,819	12,250	8,022	8,000	9,925
Units Redeemed (000’s)	(6,842)	(5,143)	(4,230)	(5,970)	(7,876)

Units Outstanding (000’s), end of year	26,645	21,668	14,561	10,769	8,739

Net Assets (000’s), end of year	$39,154	$29,534	$16,139	$10,562	$8,605

Expense Ratio (A)	0.60%	0.60%	0.60%	0.60%	0.54%

Investment Income Ratio (B)	1.15%	0.02%	1.67%	1.51%	0.23%

Total Return (C)	7.81%	22.98%	13.01%	-0.40%	15.96%

	Investment Company
	2035 Retirement Fund
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2014	2013	2012	2011	2010
Unit value, beginning of year	$1.36	$1.09	$0.96	$0.97	$0.83

Unit value, end of year	$1.46	$1.36	$1.09	$0.96	$0.97

Units outstanding (000’s), beginning of year	17,745	12,486	8,810	5,448	5,373
Units Issued (000’s)	11,767	9,930	7,348	7,204	7,724
Units Redeemed (000’s)	(4,578)	(4,671)	(3,672)	(3,842)	(7,649)

Units Outstanding (000’s), end of year	24,934	17,745	12,486	8,810	5,448

Net Assets (000’s), end of year	$36,484	$24,126	$13,563	$8,416	$5,269

Expense Ratio (A)	0.60%	0.60%	0.60%	0.60%	0.54%

Investment Income Ratio (B)	1.05%	0.02%	1.50%	1.39%	0.26%

Total Return (C)	7.62%	25.17%	13.71%	-1.23%	17.02%

(A)(B)(C) Refer to explanatory notes.

	Investment Company
	2040 Retirement Fund
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2014	2013	2012	2011	2010
Unit value, beginning of year	$1.36	$1.08	$0.95	$0.96	$0.82

Unit value, end of year	$1.46	$1.36	$1.08	$0.95	$0.96

Units outstanding (000’s), beginning of year	15,018	11,139	8,428	5,075	5,252
Units Issued (000’s)	9,980	9,102	7,540	6,821	6,504
Units Redeemed (000’s)	(4,092)	(5,223)	(4,829)	(3,468)	(6,681)

Units Outstanding (000’s), end of year	20,906	15,018	11,139	8,428	5,075

Net Assets (000’s), end of year	$30,542	$20,491	$12,021	$7,982	$4,896

Expense Ratio (A)	0.60%	0.60%	0.60%	0.60%	0.54%

Investment Income Ratio (B)	1.04%	0.03%	1.46%	1.31%	0.27%

Total Return (C)	7.07%	26.44%	13.95%	-1.84%	17.75%

	Investment Company
	2045 Retirement Fund					2050 Retirement Fund
Selected Per Unit and Supplementary Data:	Years Ended December 31,					Years Ended December 31,		Period Ended December 31, 2012(1)
	2014	2013	2012	2011	2010	2014	2013
Unit value, beginning of year/period	$1.36	$1.07	$0.94	$0.96	$0.81	$1.30	$1.02	$1.00

Unit value, end of year/period	$1.45	$1.36	$1.07	$0.94	$0.96	$1.38	$1.30	$1.02

Units outstanding (000’s), beginning of year/period	21,633	15,539	12,332	7,515	5,588	1,790	103	—
Units Issued (000’s)	11,235	12,045	9,639	9,736	8,517	4,532	2,438	104
Units Redeemed (000’s)	(5,975)	(5,951)	(6,432)	(4,919)	(6,590)	(1,059)	(751)	(1)

Units Outstanding (000’s), end of year/period	26,893	21,633	15,539	12,332	7,515	5,263	1,790	103

Net Assets (000’s), end of year/period	$38,932	$29,344	$16,604	$11,583	$7,205	$7,262	$2,319	$105

Expense Ratio (A)	0.60%	0.60%	0.60%	0.60%	0.54%	0.60%	0.60%	0.60	%(D)

Investment Income Ratio (B)	1.02%	0.03%	1.39%	1.25%	0.24%	0.15%	0.04%	—

Total Return (C)	6.72%	26.94%	13.77%	-2.04%	17.93%	6.52%	27.41%	1.67%

(1)	For the period October 1, 2012 (Initial Offering Date of Units) to December 31, 2012.

(A)(B)(C)  Refer to explanatory notes.

(D)	Annualized.

	Investment Company
	Conservative Allocation Fund
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2014	2013	2012	2011	2010
Unit value, beginning of year	$1.67	$1.57	$1.47	$1.39	$1.28

Unit value, end of year	$1.77	$1.67	$1.57	$1.47	$1.39

Units outstanding (000’s), beginning of year	9,530	7,760	6,340	4,492	5,840
Units Issued (000’s)	3,821	5,417	3,723	4,381	4,880
Units Redeemed (000’s)	(3,622)	(3,647)	(2,303)	(2,533)	(6,228)

Units Outstanding (000’s), end of year	9,729	9,530	7,760	6,340	4,492

Net Assets (000’s), end of year	$17,235	$15,928	$12,155	$9,298	$6,264

Expense Ratio (A)	0.60%	0.60%	0.60%	0.60%	0.54%

Investment Income Ratio (B)	2.14%	0.04%	2.45%	2.79%	—

Total Return (C)	5.99%	6.71%	6.81%	5.16%	8.75%

	Investment Company
	Moderate Allocation Fund
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2014	2013	2012	2011	2010
Unit value, beginning of year	$2.02	$1.76	$1.59	$1.54	$1.37

Unit value, end of year	$2.16	$2.02	$1.76	$1.59	$1.54

Units outstanding (000’s), beginning of year	21,272	19,421	17,456	13,988	21,857
Units Issued (000’s)	7,439	9,920	8,202	9,539	10,629
Units Redeemed (000’s)	(6,784)	(8,069)	(6,237)	(6,071)	(18,498)

Units Outstanding (000’s), end of year	21,927	21,272	19,421	17,456	13,988

Net Assets (000’s), end of year	$47,390	$42,938	$34,092	$27,793	$21,505

Expense Ratio (A)	0.60%	0.60%	0.60%	0.60%	0.54%

Investment Income Ratio (B)	1.82%	0.02%	2.18%	2.35%	0.15%

Total Return (C)	7.08%	14.99%	10.25%	3.57%	12.49%

(A)(B)(C) Refer to explanatory notes.

	Investment Company
	Aggressive Allocation Fund
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2014	2013	2012	2011	2010
Unit value, beginning of year	$2.33	$1.89	$1.68	$1.65	$1.42

Unit value, end of year	$2.50	$2.33	$1.89	$1.68	$1.65

Units outstanding (000’s), beginning of year	16,495	14,372	14,088	12,952	18,142
Units Issued (000’s)	5,256	7,140	5,987	7,466	9,292
Units Redeemed (000’s)	(5,232)	(5,017)	(5,703)	(6,330)	(14,482)

Units Outstanding (000’s), end of year	16,519	16,495	14,372	14,088	12,952

Net Assets (000’s), end of year	$41,237	$38,474	$27,152	$23,606	$21,341

Expense Ratio (A)	0.60%	0.60%	0.60%	0.60%	0.54%

Investment Income Ratio (B)	1.55%	0.03%	1.79%	1.94%	0.31%

Total Return (C)	7.03%	23.46%	12.74%	1.70%	16.38%

	Fidelity
	VIP Equity-Income Portfolio
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2014	2013	2012	2011	2010
Unit value, beginning of year	$62.20	$48.78	$41.80	$41.60	$36.29

Unit value, end of year	$67.29	$62.20	$48.78	$41.80	$41.60

Units outstanding (000’s), beginning of year	818	778	785	805	1,698
Units Issued (000’s)	202	320	245	364	451
Units Redeemed (000’s)	(265)	(280)	(252)	(384)	(1,344)

Units Outstanding (000’s), end of year	755	818	778	785	805

Net Assets (000’s), end of year	$50,779	$50,903	$37,966	$32,817	$33,493

Expense Ratio (A)(D)	0.50%	0.50%	0.50%	0.50%	0.44%

Investment Income Ratio (B)	2.83%	2.56%	3.19%	2.46%	1.87%

Total Return (C)	8.18%	27.51%	16.71%	0.47%	14.64%

(A)(B)(C)  Refer to explanatory notes.

(D)	Absent reimbursement by Fidelity, the expense ratio would have been 0.54% in 2010 and 0.60% in 2011 through 2014.

	Fidelity
	VIP Asset Manager Portfolio
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2014	2013	2012	2011	2010
Unit value, beginning of year	$43.74	$37.99	$33.95	$35.02	$30.78

Unit value, end of year	$46.07	$43.74	$37.99	$33.95	$35.02

Units outstanding (000’s), beginning of year	584	589	614	611	1,079
Units Issued (000’s)	194	252	195	294	378
Units Redeemed (000’s)	(166)	(257)	(220)	(291)	(846)

Units Outstanding (000’s), end of year	612	584	589	614	611

Net Assets (000’s), end of year	$28,171	$25,542	$22,368	$20,861	$21,393

Expense Ratio (A)(D)	0.50%	0.50%	0.50%	0.50%	0.44%

Investment Income Ratio (B)	1.53%	1.59%	1.59%	1.95%	1.76%

Total Return (C)	5.31%	15.13%	11.91%	-3.05%	13.76%

	Fidelity
	VIP Contrafund Portfolio
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2014	2013	2012	2011	2010
Unit value, beginning of year	$68.21	$52.22	$45.08	$46.48	$39.83

Unit value, end of year	$75.98	$68.21	$52.22	$45.08	$46.48

Units outstanding (000’s), beginning of year	1,694	1,737	1,776	1,774	3,627
Units Issued (000’s)	400	575	516	802	1,013
Units Redeemed (000’s)	(493)	(618)	(555)	(800)	(2,866)

Units Outstanding (000’s), end of year	1,601	1,694	1,737	1,776	1,774

Net Assets (000’s), end of year	$121,642	$115,575	$90,709	$80,047	$82,438

Expense Ratio (A)(D)	0.50%	0.50%	0.50%	0.50%	0.44%

Investment Income Ratio (B)	0.97%	1.09%	1.37%	0.99%	1.27%

Total Return (C)	11.39%	30.63%	15.83%	-3.01%	16.70%

(A)(B)(C)  Refer to explanatory notes.

(D)	Absent reimbursement by Fidelity, the expense ratio would have been 0.54% in 2010 and 0.60% in 2011 through 2014.

	Fidelity
	VIP Mid Cap Portfolio
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2014	2013	2012	2011	2010
Unit value, beginning of year	$67.34	$49.68	$43.49	$48.89	$38.12

Unit value, end of year	$71.22	$67.34	$49.68	$43.49	$48.89

Units outstanding (000’s), beginning of year	508	492	502	522	745
Units Issued (000’s)	164	222	184	301	405
Units Redeemed (000’s)	(183)	(206)	(194)	(321)	(628)

Units Outstanding (000’s), end of year	489	508	492	502	522

Net Assets (000’s), end of year	$34,822	$34,234	$24,456	$21,844	$25,511

Expense Ratio (A)(D)	0.50%	0.50%	0.50%	0.50%	0.44%

Investment Income Ratio (B)	0.25%	0.54%	0.63%	0.24%	0.42%

Total Return (C)	5.76%	35.55%	14.25%	-11.06%	28.26%

	Vanguard
	VIF Diversified Value Portfolio
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2014	2013	2012	2011	2010
Unit value, beginning of year	$23.54	$18.30	$15.80	$15.30	$14.07

Unit value, end of year	$25.70	$23.54	$18.30	$15.80	$15.30

Units outstanding (000’s), beginning of year	1,264	1,105	957	828	1,319
Units Issued (000’s)	502	596	506	582	651
Units Redeemed (000’s)	(477)	(437)	(358)	(453)	(1,142)

Units Outstanding (000’s), end of year	1,289	1,264	1,105	957	828

Net Assets (000’s), end of year	$33,124	$29,751	$20,229	$15,121	$12,669

Expense Ratio (A)	0.60%	0.60%	0.60%	0.60%	0.54%

Investment Income Ratio (B)	2.07%	2.08%	2.23%	1.96%	2.45%

Total Return (C)	9.17%	28.63%	15.80%	3.30%	8.74%

(A)(B)(C)  Refer to explanatory notes.

(D)	Absent reimbursement by Fidelity, the expense ratio would have been 0.54% in 2010 and 0.60% in 2011 through 2014.

	Vanguard
	VIF International Portfolio										VIF REIT Index Portfolio
Selected Per Unit and Supplementary Data:	Years Ended December 31,										Year Ended December 31, 2014	Period Ended December 31, 2013(1)
	2014		2013		2012		2011		2010
Unit value, beginning of year/period	$28.80		$23.48		$19.66		$22.88		$19.88		$11.83	$12.33

Unit value, end of year/period	$26.89		$28.80		$23.48		$19.66		$22.88		$15.30	$11.83

Units outstanding (000’s), beginning of year/period	2,086		1,470		1,456		1,405		1,995		53	—
Units Issued (000’s)	536		1,339		567		819		1,042		528	56
Units Redeemed (000’s)	(642)		(723)		(553)		(768)		(1,633)		(127)	(3)

Units Outstanding (000’s), end of year/period	1,980		2,086		1,470		1,456		1,405		454	53

Net Assets (000’s), end of year/period	$53,256		$60,062		$34,504		$28,632		$32,130		$6,944	$632

Expense Ratio (A)	0.60%		0.60%		0.60%		0.60%		0.54%		0.60%	0.60	%(E)

Investment Income Ratio (B)	1.45%		1.53%		2.01%		1.55%		1.58%		1.28%	—

Total Return (C)	-6.62%		22.65%		19.42%		-14.05%		15.10%		29.33%	-4.03	%(F)

	American Century										American Funds
	VP Capital Appreciation Fund										New World Fund
Selected Per Unit and Supplementary Data:	Years Ended December 31,										Year Ended December 31, 2014	Period Ended December 31, 2013(1)
	2014		2013		2012		2011		2010
Unit value, beginning of year/period	$37.54		$28.78		$24.90		$26.72		$20.41		$25.32	$23.49

Unit value, end of year/period	$40.46		$37.54		$28.78		$24.90		$26.72		$23.25	$25.32

Units outstanding (000’s), beginning of year/period	1,364		1,364		1,389		1,315		2,561		10	—
Units Issued (000’s)	392		536		504		809		918		53	10
Units Redeemed (000’s)	(473)		(536)		(529)		(735)		(2,163)		(16)	—	(G)

Units Outstanding (000’s), end of year/period	1,283		1,364		1,364		1,389		1,315		47	10

Net Assets (000’s), end of year/period	$51,895		$51,195		$39,264		$34,576		$35,149		$1,082	$248

Expense Ratio (A)	0.35	%(D)	0.35	%(D)	0.35	%(D)	0.35	%(D)	0.29	%(D)	0.60%	0.60	%(E)

Investment Income Ratio (B)	—		—		—		—		—		1.71%	2.03	%(F)

Total Return (C)	7.77%		30.46%		15.59%		-6.84%		30.90%		-8.19%	7.81	%(F)

(1)	For the period August 5, 2013 (Initial Offering Date of Units) to December 31, 2013.

(A)(B)(C)  Refer to explanatory notes.

(D)	Absent reimbursement by American Century, the expense ratio would have been 0.54% in 2010 and 0.60% in 2011 through 2014.
(E)	Annualized.
(F)	Not annualized.
(G)	Less than 500 units.

	Calvert
	VP SRI Balanced Portfolio
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2014	2013	2012	2011	2010
Unit value, beginning of year	$4.86	$4.14	$3.77	$3.63	$3.25

Unit value, end of year	$5.30	$4.86	$4.14	$3.77	$3.63

Units outstanding (000’s), beginning of year	3,765	3,387	3,641	3,787	6,377
Units Issued (000’s)	1,177	1,520	851	1,907	2,048
Units Redeemed (000’s)	(1,007)	(1,142)	(1,105)	(2,053)	(4,638)

Units Outstanding (000’s), end of year	3,935	3,765	3,387	3,641	3,787

Net Assets (000’s), end of year	$20,837	$18,299	$14,033	$13,731	$13,744

Expense Ratio (A)	0.60%	0.60%	0.60%	0.60%	0.54%

Investment Income Ratio (B)	1.59%	1.08%	1.25%	1.33%	1.47%

Total Return (C)	8.94%	17.31%	9.85%	3.94%	11.49%

	Deutsche
	Capital Growth VIP
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2014	2013	2012	2011	2010
Unit value, beginning of year	$60.81	$45.43	$39.38	$41.47	$35.73

Unit value, end of year	$68.28	$60.81	$45.43	$39.38	$41.47

Units outstanding (000’s), beginning of year	719	754	805	746	1,954
Units Issued (000’s)	136	214	207	384	359
Units Redeemed (000’s)	(197)	(249)	(258)	(325)	(1,567)

Units Outstanding (000’s), end of year	658	719	754	805	746

Net Assets (000’s), end of year	$44,946	$43,700	$34,239	$31,698	$30,939

Expense Ratio (A)	0.60%	0.60%	0.60%	0.60%	0.54%

Investment Income Ratio (B)	0.62%	1.26%	0.88%	0.78%	0.92%

Total Return (C)	12.29%	33.85%	15.36%	-5.04%	16.08%

(A)(B)(C) Refer to explanatory notes.

	Oppenheimer
	Main Street Fund/VA
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2014	2013	2012	2011	2010
Unit value, beginning of year	$35.28	$26.93	$23.18	$23.32	$20.20

Unit value, end of year	$38.82	$35.28	$26.93	$23.18	$23.32

Units outstanding (000’s), beginning of year	188	173	153	131	216
Units Issued (000’s)	77	105	81	87	116
Units Redeemed (000’s)	(64)	(90)	(61)	(65)	(201)

Units Outstanding (000’s), end of year	201	188	173	153	131

Net Assets (000’s), end of year	$7,783	$6,623	$4,668	$3,553	$3,053

Expense Ratio (A)	0.60%	0.60%	0.60%	0.60%	0.54%

Investment Income Ratio (B)	0.81%	1.08%	0.96%	0.83%	1.03%

Total Return (C)	10.03%	30.99%	16.17%	-0.61%	15.48%

	PIMCO				T. Rowe Price
	VIT Real Return Portfolio				Blue Chip Growth Portfolio
	Year Ended December 31,		Period Ended December 31,		Year Ended December 31,		Period Ended December 31,
Selected Per Unit and Supplementary Data:	2014		2013(1)		2014		2013(1)
Unit value, beginning of year/period	$12.91		$13.22		$18.93		$16.42

Unit value, end of year/period	$13.24		$12.91		$20.57		$18.93

Units outstanding (000’s), beginning of year/period	48		—		44		—
Units Issued (000’s)	219		50		203		47
Units Redeemed (000’s)	(63)		(2)		(47)		(3)

Units Outstanding (000’s), end of year/period	204		48		200		44

Net Assets (000’s), end of year/period	$2,706		$616		$4,115		$834

Expense Ratio (A)(D)	0.50	%(G)	0.50	%(D)(G)	0.45	%(H)	0.45	%(D)(H)

Investment Income Ratio (B)	1.36%		2.85	%(E)	—		0.04	%(E)

Total Return (C)	2.57%		-2.36	%(E)	8.63%		15.31	%(E)

(1)	For the Period August 5, 2013 (Initial Offering Date of Units) to December 31, 2013.

(A)(B)(C)  Refer to explanatory notes.

(D)	Annualized.
(E)	Not annualized.
(G)	Absent reimbursement by PIMCO, the annualized expense ratio would have been 0.60%.
(H)	Absent reimbursement by T. Rowe Price, the annualized expense ratio would have been 0.60%.

Standard Units*

	Investment Company
	Equity Index Fund
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2014	2013	2012	2011	2010
Unit value, beginning of year	$4.75	$3.64	$3.18	$3.16	$2.78

Unit value, end of year	$5.33	$4.75	$3.64	$3.18	$3.16

Units outstanding (000’s), beginning of year	55,789	59,193	61,506	66,679	68,767
Units Issued (000’s)	12,738	10,977	11,634	12,386	15,814
Units Redeemed (000’s)	(11,082)	(14,381)	(13,947)	(17,559)	(17,902)

Units Outstanding (000’s), end of year	57,445	55,789	59,193	61,506	66,679

Net Assets (000’s), end of year	$306,153	$265,139	$215,641	$195,598	$210,650

Expense Ratio (A)	1.20%	1.20%	1.20%	1.20%	1.03%

Investment Income Ratio (B)	1.53%	1.63%	0.01%	1.97%	1.76%

Total Return (C)	12.14%	30.46%	14.56%	0.66%	13.50%

	Investment Company
	All America Fund
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2014	2013	2012	2011	2010
Unit value, beginning of year	$13.92	$10.66	$9.41	$9.50	$8.15

Unit value, end of year	$15.29	$13.92	$10.66	$9.41	$9.50

Units outstanding (000’s), beginning of year	11,577	12,478	13,523	15,222	16,090
Units Issued (000’s)	933	1,294	1,440	1,451	2,959
Units Redeemed (000’s)	(2,055)	(2,195)	(2,485)	(3,150)	(3,827)

Units Outstanding (000’s), end of year	10,455	11,577	12,478	13,523	15,222

Net Assets (000’s), end of year	$159,836	$161,137	$133,058	$127,198	$144,566

Expense Ratio (A)	1.20%	1.20%	1.20%	1.20%	1.03%

Investment Income Ratio (B)	1.25%	1.40%	—	2.37%	1.29%

Total Return (C)	9.83%	30.53%	13.36%	-0.96%	16.58%

*	Includes 401(k) and 401(k) SIMPLE Plans.

(A)(B)(C)  Refer to explanatory notes.

	Investment Company
	Small Cap Value Fund
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2014	2013	2012	2011	2010
Unit value, beginning of year	$1.94	$1.52	$1.33	$1.38	$1.09

Unit value, end of year	$2.01	$1.94	$1.52	$1.33	$1.38

Units outstanding (000’s), beginning of year	60,755	65,627	71,636	75,792	72,395
Units Issued (000’s)	5,698	9,887	10,172	15,483	23,170
Units Redeemed (000’s)	(13,558)	(14,759)	(16,181)	(19,639)	(19,773)

Units Outstanding (000’s), end of year	52,895	60,755	65,627	71,636	75,792

Net Assets (000’s), end of year	$106,473	$117,683	$99,475	$95,181	$104,496

Expense Ratio (A)	1.20%	1.20%	1.20%	1.20%	1.03%

Investment Income Ratio (B)	1.26%	1.59%	—	0.92%	1.13%

Total Return (C)	3.92%	27.79%	14.08%	-3.63%	26.42%

	Investment Company
	Small Cap Growth Fund
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2014	2013	2012	2011	2010
Unit value, beginning of year	$1.90	$1.36	$1.30	$1.35	$1.02

Unit value, end of year	$1.98	$1.90	$1.36	$1.30	$1.35

Units outstanding (000’s), beginning of year	73,999	70,509	79,438	81,486	75,326
Units Issued (000’s)	9,714	22,448	12,282	23,111	29,183
Units Redeemed (000’s)	(24,030)	(18,958)	(21,211)	(25,159)	(23,023)

Units Outstanding (000’s), end of year	59,683	73,999	70,509	79,438	81,486

Net Assets (000’s), end of year	$118,177	$140,289	$95,830	$103,526	$109,991

Expense Ratio (A)	1.20%	1.20%	1.20%	1.20%	1.03%

Investment Income Ratio (B)	0.05%	—	—	—	—

Total Return (C)	4.45%	39.49%	4.29%	-3.45%	31.91%

(A)(B)(C) Refer to explanatory notes.

	Investment Company
	Mid Cap Value Fund
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2014	2013	2012	2011	2010
Unit value, beginning of year	$1.60	$1.26	$1.15	$1.19	$1.01

Unit value, end of year	$1.79	$1.60	$1.26	$1.15	$1.19

Units outstanding (000’s), beginning of year	15,364	14,987	15,772	15,980	13,566
Units Issued (000’s)	9,251	5,650	3,664	5,331	6,548
Units Redeemed (000’s)	(6,335)	(5,273)	(4,449)	(5,539)	(4,134)

Units Outstanding (000’s), end of year	18,280	15,364	14,987	15,772	15,980

Net Assets (000’s), end of year	$32,800	$24,514	$18,943	$18,184	$19,051

Expense Ratio (A)	1.20%	1.20%	1.20%	1.20%	1.03%

Investment Income Ratio (B)	0.80%	1.00%	—	1.18%	1.31%

Total Return (C)	12.46%	26.23%	9.63%	-3.29%	17.72%

	Investment Company
	Mid-Cap Equity Index Fund
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2014	2013	2012	2011	2010
Unit value, beginning of year	$3.35	$2.55	$2.19	$2.26	$1.81

Unit value, end of year	$3.63	$3.35	$2.55	$2.19	$2.26

Units outstanding (000’s), beginning of year	69,280	66,532	70,910	69,874	71,371
Units Issued (000’s)	10,765	23,986	14,383	24,643	22,117
Units Redeemed (000’s)	(16,535)	(21,238)	(18,761)	(23,607)	(23,614)

Units Outstanding (000’s), end of year	63,510	69,280	66,532	70,910	69,874

Net Assets (000’s), end of year	$230,640	$232,260	$169,449	$155,164	$157,889

Expense Ratio (A)	1.20%	1.20%	1.20%	1.20%	1.03%

Investment Income Ratio (B)	0.97%	1.04%	—	1.15%	1.09%

Total Return (C)	8.33%	31.63%	16.39%	-3.16%	24.99%

(A)(B)(C) Refer to explanatory notes.

	Investment Company
	Composite Fund
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2014	2013	2012	2011	2010
Unit value, beginning of year	$8.18	$7.11	$6.45	$6.35	$5.78

Unit value, end of year	$8.82	$8.18	$7.11	$6.45	$6.35

Units outstanding (000’s), beginning of year	12,383	13,626	14,678	16,413	17,127
Units Issued (000’s)	841	1,327	1,272	1,293	2,704
Units Redeemed (000’s)	(1,592)	(2,570)	(2,324)	(3,028)	(3,418)

Units Outstanding (000’s), end of year	11,632	12,383	13,626	14,678	16,413

Net Assets (000’s), end of year	$102,547	$101,268	$96,928	$94,646	$104,152

Expense Ratio (A)	1.20%	1.20%	1.20%	1.20%	1.03%

Investment Income Ratio (B)	1.93%	2.07%	0.02%	4.39%	2.51%

Total Return (C)	7.80%	14.97%	10.32%	1.61%	9.88%

	Investment Company
	International Fund
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2014	2013	2012	2011	2010
Unit value, beginning of year	$0.92	$0.78	$0.66	$0.77	$0.71

Unit value, end of year	$0.86	$0.92	$0.78	$0.66	$0.77

Units outstanding (000’s), beginning of year	9,019	9,256	7,800	6,707	4,534
Units Issued (000’s)	2,354	3,295	3,665	3,702	4,062
Units Redeemed (000’s)	(2,667)	(3,532)	(2,209)	(2,609)	(1,889)

Units Outstanding (000’s), end of year	8,706	9,019	9,256	7,800	6,707

Net Assets (000’s), end of year	$7,470	$8,334	$7,186	$5,161	$5,138

Expense Ratio (A)	1.20%	1.20%	1.20%	1.20%	1.03%

Investment Income Ratio (B)	1.49%	2.04%	0.03%	3.04%	3.70%

Total Return (C)	-7.15%	19.05%	17.33%	-13.64%	7.21%

(A)(B)(C) Refer to explanatory notes.

	Investment Company
	Money Market Fund
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2014	2013	2012	2011	2010
Unit value, beginning of year	$2.43	$2.46	$2.50	$2.53	$2.56

Unit value, end of year	$2.40	$2.43	$2.46	$2.50	$2.53

Units outstanding (000’s), beginning of year	12,778	15,265	17,362	20,295	22,906
Units Issued (000’s)	2,653	4,175	3,815	5,177	6,835
Units Redeemed (000’s)	(4,090)	(6,662)	(5,912)	(8,110)	(9,446)

Units Outstanding (000’s), end of year	11,341	12,778	15,265	17,362	20,295

Net Assets (000’s), end of year	$27,173	$31,034	$37,579	$43,333	$51,358

Expense Ratio (A)	1.20%	1.20%	1.20%	1.20%	1.03%

Investment Income Ratio (B)	—	—	—	—	—

Total Return (C)	-1.34%	-1.35%	-1.36%	-1.37%	-1.17%

	Investment Company
	Mid-Term Bond Fund
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2014	2013	2012	2011	2010
Unit value, beginning of year	$2.30	$2.34	$2.29	$2.18	$2.06

Unit value, end of year	$2.34	$2.30	$2.34	$2.29	$2.18

Units outstanding (000’s), beginning of year	27,517	33,149	35,372	38,104	34,644
Units Issued (000’s)	4,104	5,503	7,669	10,277	15,922
Units Redeemed (000’s)	(6,818)	(11,135)	(9,891)	(13,009)	(12,462)

Units Outstanding (000’s), end of year	24,803	27,517	33,149	35,372	38,104

Net Assets (000’s), end of year	$58,116	$63,219	$77,511	$81,009	$83,062

Expense Ratio (A)	1.20%	1.20%	1.20%	1.20%	1.03%

Investment Income Ratio (B)	2.56%	2.78%	0.04%	3.20%	3.45%

Total Return (C)	1.99%	-1.74%	2.10%	5.06%	5.83%

(A)(B)(C)	Refer to explanatory notes.

	Investment Company
	Bond Fund
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2014	2013	2012	2011	2010
Unit value, beginning of year	$5.81	$5.93	$5.67	$5.35	$5.04

Unit value, end of year	$6.10	$5.81	$5.93	$5.67	$5.35

Units outstanding (000’s), beginning of year	21,938	23,438	23,165	21,945	19,352
Units Issued (000’s)	4,088	8,512	6,942	8,057	10,050
Units Redeemed (000’s)	(5,138)	(10,012)	(6,669)	(6,837)	(7,457)

Units Outstanding (000’s), end of year	20,888	21,938	23,438	23,165	21,945

Net Assets (000’s), end of year	$127,482	$127,463	$139,096	$131,354	$117,377

Expense Ratio (A)	1.20%	1.20%	1.20%	1.20%	1.03%

Investment Income Ratio (B)	2.91%	2.95%	0.03%	4.09%	3.75%

Total Return (C)	5.04%	-2.10%	4.66%	6.01%	6.18%

	Investment Company
	Retirement Income Fund
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2014	2013	2012	2011	2010
Unit value, beginning of year	$1.29	$1.22	$1.15	$1.11	$1.03

Unit value, end of year	$1.36	$1.29	$1.22	$1.15	$1.11

Units outstanding (000’s), beginning of year	9,177	8,962	8,162	5,971	3,904
Units Issued (000’s)	5,433	4,937	4,531	6,676	4,622
Units Redeemed (000’s)	(3,860)	(4,722)	(3,731)	(4,485)	(2,555)

Units Outstanding (000’s), end of year	10,750	9,177	8,962	8,162	5,971

Net Assets (000’s), end of year	$14,642	$11,877	$10,929	$9,402	$6,646

Expense Ratio (A)	1.20%	1.20%	1.20%	1.20%	1.03%

Investment Income Ratio (B)	1.63%	0.00%	2.36%	2.47%	2.10%

Total Return (C)	5.23%	6.13%	5.88%	3.48%	7.93%

(A)(B)(C)	Refer to explanatory notes.

	Investment Company
	2010 Retirement Fund
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2014	2013	2012	2011	2010
Unit value, beginning of year	$1.28	$1.16	$1.07	$1.05	$0.95

Unit value, end of year	$1.35	$1.28	$1.16	$1.07	$1.05

Units outstanding (000’s), beginning of year	6,527	7,087	7,327	7,227	7,308
Units Issued (000’s)	1,628	2,539	3,176	4,380	3,691
Units Redeemed (000’s)	(2,022)	(3,099)	(3,416)	(4,280)	(3,772)

Units Outstanding (000’s), end of year	6,133	6,527	7,087	7,327	7,227

Net Assets (000’s), end of year	$8,285	$8,346	$8,203	$7,825	$7,578

Expense Ratio (A)	1.20%	1.20%	1.20%	1.20%	1.03%

Investment Income Ratio (B)	1.93%	0.00%	2.38%	2.14%	0.16%

Total Return (C)	5.65%	10.46%	8.39%	1.85%	10.23%

	Investment Company
	2015 Retirement Fund
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2014	2013	2012	2011	2010
Unit value, beginning of year	$1.27	$1.12	$1.02	$1.01	$0.91

Unit value, end of year	$1.34	$1.27	$1.12	$1.02	$1.01

Units outstanding (000’s), beginning of year	37,589	39,009	36,243	33,377	22,505
Units Issued (000’s)	11,203	15,347	17,245	14,880	18,918
Units Redeemed (000’s)	(11,864)	(16,767)	(14,479)	(12,014)	(8,046)

Units Outstanding (000’s), end of year	36,928	37,589	39,009	36,243	33,377

Net Assets (000’s), end of year	$49,526	$47,616	$43,561	$37,037	$33,813

Expense Ratio (A)	1.20%	1.20%	1.20%	1.20%	1.03%

Investment Income Ratio (B)	1.83%	0.01%	2.10%	2.03%	0.11%

Total Return (C)	5.88%	13.44%	9.28%	0.87%	11.13%

(A)(B)(C)	Refer to explanatory notes.

	Investment Company
	2020 Retirement Fund
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2014	2013	2012	2011	2010
Unit value, beginning of year	$1.27	$1.09	$0.99	$0.98	$0.87

Unit value, end of year	$1.34	$1.27	$1.09	$0.99	$0.98

Units outstanding (000’s), beginning of year	64,446	52,040	42,477	34,563	23,701
Units Issued (000’s)	25,163	27,831	23,346	21,502	19,591
Units Redeemed (000’s)	(20,044)	(15,425)	(13,783)	(13,588)	(8,729)

Units Outstanding (000’s), end of year	69,565	64,446	52,040	42,477	34,563

Net Assets (000’s), end of year	$93,409	$81,575	$56,623	$41,880	$33,960

Expense Ratio (A)	1.20%	1.20%	1.20%	1.20%	1.03%

Investment Income Ratio (B)	1.38%	0.01%	1.91%	1.89%	0.07%

Total Return (C)	6.08%	16.33%	10.36%	0.34%	12.75%

	Investment Company
	2025 Retirement Fund
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2014	2013	2012	2011	2010
Unit value, beginning of year	$1.29	$1.08	$0.97	$0.97	$0.85

Unit value, end of year	$1.38	$1.29	$1.08	$0.97	$0.97

Units outstanding (000’s), beginning of year	63,819	53,778	41,690	32,390	20,565
Units Issued (000’s)	20,965	26,822	23,089	19,524	19,193
Units Redeemed (000’s)	(16,897)	(16,781)	(11,001)	(10,224)	(7,368)

Units Outstanding (000’s), end of year	67,887	63,819	53,778	41,690	32,390

Net Assets (000’s), end of year	$93,687	$82,537	$58,113	$40,386	$31,494

Expense Ratio (A)	1.20%	1.20%	1.20%	1.20%	1.03%

Investment Income Ratio (B)	1.20%	0.02%	1.76%	1.61%	0.17%

Total Return (C)	6.71%	19.68%	11.55%	-0.37%	14.32%

(A)(B)(C)	Refer to explanatory notes.

	Investment Company
	2030 Retirement Fund
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2014	2013	2012	2011	2010
Unit value, beginning of year	$1.32	$1.08	$0.96	$0.97	$0.84

Unit value, end of year	$1.42	$1.32	$1.08	$0.96	$0.97

Units outstanding (000’s), beginning of year	47,430	41,160	33,092	24,247	16,971
Units Issued (000’s)	15,493	18,792	17,579	16,274	13,441
Units Redeemed (000’s)	(12,270)	(12,522)	(9,511)	(7,429)	(6,166)

Units Outstanding (000’s), end of year	50,653	47,430	41,160	33,092	24,247

Net Assets (000’s), end of year	$71,700	$62,659	$44,478	$31,832	$23,556

Expense Ratio (A)	1.20%	1.20%	1.20%	1.20%	1.03%

Investment Income Ratio (B)	1.15%	0.02%	1.67%	1.51%	0.23%

Total Return (C)	7.15%	22.25%	12.34%	-0.99%	15.41%

	Investment Company
	2035 Retirement Fund
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2014	2013	2012	2011	2010
Unit value, beginning of year	$1.32	$1.06	$0.94	$0.95	$0.82

Unit value, end of year	$1.41	$1.32	$1.06	$0.94	$0.95

Units outstanding (000’s), beginning of year	38,511	33,044	25,363	20,271	12,881
Units Issued (000’s)	14,865	15,471	14,685	12,447	11,912
Units Redeemed (000’s)	(11,938)	(10,004)	(7,004)	(7,355)	(4,522)

Units Outstanding (000’s), end of year	41,438	38,511	33,044	25,363	20,271

Net Assets (000’s), end of year	$58,410	$50,747	$34,994	$23,764	$19,344

Expense Ratio (A)	1.20%	1.20%	1.20%	1.20%	1.03%

Investment Income Ratio (B)	1.05%	0.02%	1.50%	1.39%	0.26%

Total Return (C)	6.97%	24.43%	13.03%	-1.82%	16.46%

(A)(B)(C)	Refer to explanatory notes.

	Investment Company
	2040 Retirement Fund
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2014	2013	2012	2011	2010
Unit value, beginning of year	$1.32	$1.05	$0.93	$0.95	$0.81

Unit value, end of year	$1.41	$1.32	$1.05	$0.93	$0.95

Units outstanding (000’s), beginning of year	35,092	30,913	24,331	18,624	11,295
Units Issued (000’s)	10,162	13,906	13,528	12,432	11,081
Units Redeemed (000’s)	(10,234)	(9,727)	(6,946)	(6,725)	(3,752)

Units Outstanding (000’s), end of year	35,020	35,092	30,913	24,331	18,624

Net Assets (000’s), end of year	$49,286	$46,405	$32,523	$22,599	$17,728

Expense Ratio (A)	1.20%	1.20%	1.20%	1.20%	1.03%

Investment Income Ratio (B)	1.04%	0.03%	1.46%	1.31%	0.27%

Total Return (C)	6.42%	25.69%	13.27%	-2.42%	17.18%

	Investment Company
	2045 Retirement Fund					2050 Retirement Fund
Selected Per Unit and Supplementary Data:	Years Ended December 31,					Years Ended December 31,		Period Ended December 31,
	2014	2013	2012	2011	2010	2014	2013	2012(1)
Unit value, beginning of year/period	$1.31	$1.04	$0.92	$0.95	$0.81	$1.29	$1.02	$1.00

Unit value, end of year/period	$1.39	$1.31	$1.04	$0.92	$0.95	$1.36	$1.29	$1.02

Units outstanding (000’s), beginning of year/period	41,653	37,864	28,787	21,213	12,807	4,702	493	—
Units Issued (000’s)	12,951	15,650	17,199	15,183	13,463	6,532	5,100	518
Units Redeemed (000’s)	(12,090)	(11,861)	(8,124)	(7,609)	(5,057)	(2,137)	(891)	(25)

Units Outstanding (000’s), end of year/period	42,514	41,653	37,864	28,787	21,213	9,097	4,702	493

Net Assets (000’s), end of year/period	$59,288	$54,760	$39,446	$26,519	$20,067	$12,384	$6,046	$500

Expense Ratio (A)	1.20%	1.20%	1.20%	1.20%	1.03%	1.20%	1.20%	1.20	%(D)

Investment Income Ratio (B)	1.02%	0.03%	1.39%	1.25%	0.24%	0.15%	0.04%	—

Total Return (C)	6.08%	26.19%	13.09%	-2.62%	17.37%	5.87%	26.66%	1.51%

(1)	For the period October 1, 2012 (Initial Offering Date of Units) to December 31, 2012.

(A)(B)(C)  Refer to explanatory notes.

(D)	Annualized.

	Investment Company
	Conservative Allocation Fund
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2014	2013	2012	2011	2010
Unit value, beginning of year	$1.60	$1.51	$1. 42	$1.36	$1.26

Unit value, end of year	$1.69	$1.60	$1.51	$1.42	$1.36

Units outstanding (000’s), beginning of year	23,231	23,645	19,459	17,239	13,280
Units Issued (000’s)	9,875	9,467	12,170	9,571	8,501
Units Redeemed (000’s)	(7,360)	(9,881)	(7,984)	(7,351)	(4,542)

Units Outstanding (000’s), end of year	25,746	23,231	23,645	19,459	17,239

Net Assets (000’s), end of year	$43,498	$37,260	$35,756	$27,720	$23,494

Expense Ratio (A)	1.20%	1.20%	1.20%	1.20%	1.03%

Investment Income Ratio (B)	2.14%	0.04%	2.45%	2.79%	—

Total Return (C)	5.34%	6.06%	6.15%	4.52%	8.22%

	Investment Company
	Moderate Allocation Fund
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2014	2013	2012	2011	2010
Unit value, beginning of year	$1.94	$1.70	$1.55	$1.50	$1.34

Unit value, end of year	$2.06	$1.94	$1.70	$1.55	$1.50

Units outstanding (000’s), beginning of year	57,199	56,603	51,632	51,013	45,667
Units Issued (000’s)	12,024	17,477	17,293	15,575	18,514
Units Redeemed (000’s)	(13,987)	(16,881)	(12,322)	(14,956)	(13,168)

Units Outstanding (000’s), end of year	55,236	57,199	56,603	51,632	51,013

Net Assets (000’s), end of year	$113,883	$110,815	$95,948	$79,871	$76,656

Expense Ratio (A)	1.20%	1.20%	1.20%	1.20%	1.03%

Investment Income Ratio (B)	1.82%	0.02%	2.18%	2.35%	0.15%

Total Return (C)	6.42%	14.29%	9.58%	2.95%	11.95%

(A)(B)(C)	Refer to explanatory notes.

	Investment Company
	Aggressive Allocation Fund
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2014	2013	2012	2011	2010
Unit value, beginning of year	$2.24	$1.82	$1.63	$1.61	$1.39

Unit value, end of year	$2.38	$2.24	$1.82	$1.63	$1.61

Units outstanding (000’s), beginning of year	39,964	42,816	42,489	41,698	41,229
Units Issued (000’s)	6,501	8,525	10,300	11,461	12,812
Units Redeemed (000’s)	(9,204)	(11,377)	(9,973)	(10,670)	(12,343)

Units Outstanding (000’s), end of year	37,261	39,964	42,816	42,489	41,698

Net Assets (000’s), end of year	$88,742	$89,477	$78,116	$69,177	$67,160

Expense Ratio (A)	1.20%	1.20%	1.20%	1.20%	1.03%

Investment Income Ratio (B)	1.55%	0.03%	1.79%	1.94%	0.31%

Total Return (C)	6.37%	22.72%	12.06%	1.09%	15.82%

	Fidelity
	VIP Equity-Income Portfolio
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2014	2013	2012	2011	2010
Unit value, beginning of year	$59.73	$47.12	$40.61	$40.66	$35.64

Unit value, end of year	$64.22	$59.73	$47.12	$40.61	$40.66

Units outstanding (000’s), beginning of year	2,482	2,646	2,871	3,148	3,325
Units Issued (000’s)	322	505	398	505	682
Units Redeemed (000’s)	(513)	(669)	(623)	(782)	(859)

Units Outstanding (000’s), end of year	2,291	2,482	2,646	2,871	3,148

Net Assets (000’s), end of year	$147,104	$148,264	$124,675	$116,589	$127,993

Expense Ratio (A)(D)	1.10%	1.10%	1.10%	1.10%	0.93%

Investment Income Ratio (B)	2.83%	2.56%	3.19%	2.46%	1.87%

Total Return (C)	7.52%	26.76%	16.02%	-0.13%	14.09%

(A)(B)(C)  Refer to explanatory notes.

(D)	Absent reimbursement by Fidelity, the expense ratio would have been 1.03% in 2010 and 1.20% in 2011 through 2014.

	Fidelity
	VIP Asset Manager Portfolio
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2014	2013	2012	2011	2010
Unit value, beginning of year	$42.00	$36.70	$32.99	$34.23	$30.23

Unit value, end of year	$43.96	$42.00	$36.70	$32.99	$34.23

Units outstanding (000’s), beginning of year	1,740	1,961	2,042	2,202	2,303
Units Issued (000’s)	269	301	338	406	554
Units Redeemed (000’s)	(375)	(522)	(419)	(566)	(655)

Units Outstanding (000’s), end of year	1,634	1,740	1,961	2,042	2,202

Net Assets (000’s), end of year	$71,833	$73,098	$71,950	$67,361	$75,357

Expense Ratio (A)(D)	1.10%	1.10%	1.10%	1.10%	0.93%

Investment Income Ratio (B)	1.53%	1.59%	1.59%	1.95%	1.76%

Total Return (C)	4.67%	14.45%	11.25%	-3.62%	13.21%

	Fidelity
	VIP Contrafund Portfolio
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2014	2013	2012	2011	2010
Unit value, beginning of year	$65.49	$50.43	$43.80	$45.43	$39.12

Unit value, end of year	$72.51	$65.49	$50.43	$43.80	$45.43

Units outstanding (000’s), beginning of year	5,767	6,355	6,811	7,505	7,863
Units Issued (000’s)	622	766	942	1,099	1,580
Units Redeemed (000’s)	(1,003)	(1,354)	(1,398)	(1,793)	(1,938)

Units Outstanding (000’s), end of year	5,386	5,767	6,355	6,811	7,505

Net Assets (000’s), end of year	$390,527	$377,683	$320,473	$298,340	$340,978

Expense Ratio (A)(D)	1.10%	1.10%	1.10%	1.10%	0.93%

Investment Income Ratio (B)	0.97%	1.09%	1.37%	0.99%	1.27%

Total Return (C)	10.72%	29.86%	15.14%	-3.59%	16.14%

(A)(B)(C) Refer to explanatory notes.

(D)	Absent reimbursement by Fidelity, the expense ratio would have been 1.03% in 2010 and 1.20% in 2011 through 2014.

	Fidelity
	VIP Mid Cap Portfolio
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2014	2013	2012	2011	2010
Unit value, beginning of year	$64.66	$47.99	$42.25	$47.79	$37.44

Unit value, end of year	$67.97	$64.66	$47.99	$42.25	$47.79

Units outstanding (000’s), beginning of year	1,504	1,585	1,763	2,121	1,821
Units Issued (000’s)	220	375	330	511	921
Units Redeemed (000’s)	(396)	(456)	(508)	(869)	(621)

Units Outstanding (000’s), end of year	1,328	1,504	1,585	1,763	2,121

Net Assets (000’s), end of year	$90,238	$97,236	$76,036	$74,490	$101,338

Expense Ratio (A)(D)	1.10%	1.10%	1.10%	1.10%	0.93%

Investment Income Ratio (B)	0.25%	0.54%	0.63%	0.24%	0.42%

Total Return (C)	5.12%	34.75%	13.57%	-11.59%	27.65%

	Vanguard
	VIF Diversified Value Portfolio
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2014	2013	2012	2011	2010
Unit value, beginning of year	$22.60	$17.67	$15.35	$14.95	$13.82

Unit value, end of year	$24.52	$22.60	$17.67	$15.35	$14.95

Units outstanding (000’s), beginning of year	3,578	3,570	3,279	3,101	2,945
Units Issued (000’s)	1,176	1,046	1,286	1,211	1,152
Units Redeemed (000’s)	(916)	(1,038)	(995)	(1,033)	(996)

Units Outstanding (000’s), end of year	3,838	3,578	3,570	3,279	3,101

Net Assets (000’s), end of year	$94,101	$80,858	$63,088	$50,350	$46,371

Expense Ratio (A)	1.20%	1.20%	1.20%	1.20%	1.03%

Investment Income Ratio (B)	2.07%	2.08%	2.23%	1.96%	2.45%

Total Return (C)	8.51%	27.86%	15.10%	2.68%	8.22%

(A)(B)(C) Refer to explanatory notes.

(D)	Absent reimbursement by Fidelity, the expense ratio would have been 1.03% in 2010 and 1.20% in 2011 through 2014.

	Vanguard
	VIF International Portfolio										VIF REIT Index Portfolio
Selected Per Unit and Supplementary Data:	Years Ended December 31,										Year Ended December 31, 2014	Period Ended December 31, 2013(1)
	2014		2013		2012		2011		2010
Unit value, beginning of year/period	$27.65		$22.68		$19.10		$22.36		$19.52		$11.81	$12.33

Unit value, end of year/period	$25.66		$27.65		$22.68		$19.10		$22.36		$15.18	$11.81

Units outstanding (000’s), beginning of year/period	5,664		4,237		4,409		4,520		4,567		150	—
Units Issued (000’s)	631		2,918		935		1,183		1,507		2,041	158
Units Redeemed (000’s)	(1,173)		(1,491)		(1,107)		(1,294)		(1,554)		(435)	(8)

Units Outstanding (000’s), end of year/period	5,122		5,664		4,237		4,409		4,520		1,756	150

Net Assets (000’s), end of year/period	$131,425		$156,594		$96,066		$84,232		$101,070		$26,649	$1,774

Expense Ratio (A)	1.20%		1.20%		1.20%		1.20%		1.03%		1.20%	1.20	%(E)

Investment Income Ratio (B)	1.45%		1.53%		2.01%		1.55%		1.58%		1.28%	—

Total Return (C)	-7.18%		21.92%		18.70%		-14.56%		14.54%		28.55%	-4.24	%(F)

	American Century										American Funds
	VP Capital Appreciation Fund										New World Fund
Selected Per Unit and Supplementary Data:	Years Ended December 31,										Year Ended December 31, 2014	Period Ended December 31, 2013(1)
	2014		2013		2012		2011		2010
Unit value, beginning of year/period	$36.05		$27.80		$24.19		$26.12		$20.05		$25.27	$23.49

Unit value, end of year/period	$38.62		$36.05		$27.80		$24.19		$26.12		$23.06	$25.27

Units outstanding (000’s), beginning of year/period	4,833		5,350		5,501		5,890		5,766		34	—
Units Issued (000’s)	615		1,021		1,545		1,804		2,018		66	36
Units Redeemed (000’s)	(1,354)		(1,538)		(1,696)		(2,193)		(1,894)		(21)	(2)

Units Outstanding (000’s), end of year/period	4,094		4,833		5,350		5,501		5,890		79	34

Net Assets (000’s), end of year/period	$158,114		$174,217		$148,712		$133,070		$153,850		$1,813	$866

Expense Ratio (A)	0.95	%(D)	0.95	%(D)	0.95	%(D)	0.95	%(D)	0.78	%(D)	1.20%	1.20	%(E)

Investment Income Ratio (B)	—		—		—		—		—		1.71%	2.03	%(F)

Total Return (C)	7.12%		29.69%		14.90%		-7.39%		30.28%		-8.75%	7.57	%(F)

(1)	For the period August 5, 2013 (Initial Offering Date of Units) to December 31, 2013.

(A)(B)(C)   Refer to explanatory notes.

(D)	Absent reimbursement by American Century, the expense ratio would have been 1.03% in 2010 and 1.20% in 2011 through 2014.
(E)	Annualized.
(F)	Not annualized.

	Calvert
	VP SRI Balanced Portfolio
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2014	2013	2012	2011	2010
Unit value, beginning of year	$4.67	$4.00	$3.66	$3.55	$3.20

Unit value, end of year	$5.05	$4.67	$4.00	$3.66	$3.55

Units outstanding (000’s), beginning of year	14,532	15,622	15,892	16,772	16,832
Units Issued (000’s)	1,507	2,297	2,103	2,329	3,298
Units Redeemed (000’s)	(2,544)	(3,387)	(2,373)	(3,209)	(3,358)

Units Outstanding (000’s), end of year	13,495	14,532	15,622	15,892	16,772

Net Assets (000’s), end of year	$68,174	$67,796	$62,507	$58,236	$59,488

Expense Ratio (A)	1.20%	1.20%	1.20%	1.20%	1.03%

Investment Income Ratio (B)	1.59%	1.08%	1.25%	1.33%	1.47%

Total Return (C)	8.28%	16.60%	9.19%	3.32%	10.95%

	Deutsche
	Capital Growth VIP
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2014	2013	2012	2011	2010
Unit value, beginning of year	$58.37	$43.87	$38.26	$40.54	$35.09

Unit value, end of year	$65.15	$58.37	$43.87	$38.26	$40.54

Units outstanding (000’s), beginning of year	2,590	2,959	3,166	3,631	3,818
Units Issued (000’s)	279	253	421	286	631
Units Redeemed (000’s)	(458)	(622)	(628)	(751)	(818)

Units Outstanding (000’s), end of year	2,411	2,590	2,959	3,166	3,631

Net Assets (000’s), end of year	$157,107	$151,168	$129,804	$121,130	$147,189

Expense Ratio (A)	1.20%	1.20%	1.20%	1.20%	1.03%

Investment Income Ratio (B)	0.62%	1.26%	0.88%	0.78%	0.92%

Total Return (C)	11.61%	33.05%	14.66%	-5.61%	15.52%

(A)(B)(C)  Refer to explanatory notes.

	Oppenheimer
	Main Street Fund/VA
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2014	2013	2012	2011	2010
Unit value, beginning of year	$33.86	$26.01	$22.52	$22.80	$19.84

Unit value, end of year	$37.03	$33.86	$26.01	$22.52	$22.80

Units outstanding (000’s), beginning of year	501	526	435	460	444
Units Issued (000’s)	212	182	252	152	187
Units Redeemed (000’s)	(147)	(207)	(161)	(177)	(171)

Units Outstanding (000’s), end of year	566	501	526	435	460

Net Assets (000’s), end of year	$20,961	$16,982	$13,675	$9,790	$10,481

Expense Ratio (A)	1.20%	1.20%	1.20%	1.20%	1.03%

Investment Income Ratio (B)	0.81%	1.08%	0.96%	0.83%	1.03%

Total Return (C)	9.37%	30.21%	15.47%	-1.20%	14.92%

	PIMCO				T. Rowe Price
	VIT Real Return Portfolio				Blue Chip Growth Portfolio
Selected Per Unit and Supplementary Data:	Year Ended December 31, 2014		Period Ended December 31, 2013(1)		Year Ended December 31, 2014		Period Ended December 31, 2013(1)
Unit value, beginning of year/period	$12.88		$13.22		$18.89		$16.42

Unit value, end of year/period	$13.13		$12.88		$20.40		$18.89

Units outstanding (000’s), beginning of year/period	196		—		191		—
Units Issued (000’s)	575		217		702		202
Units Redeemed (000’s)	(194)		(21)		(244)		(11)

Units Outstanding (000’s), end of year/period	577		196		649		191

Net Assets (000’s), end of year/period	$7,574		$2,518		$13,234		$3,615

Expense Ratio (A)(D)	1.10	%(G)	1.10	%(D)(G)	1.05	%(H)	1.05	%(D)(H)

Investment Income Ratio (B)	1.36%		2.85	%(E)	—		0.04	%(E)

Total Return (C)	1.96%		-2.58	%(E)	7.97%		15.05	%(E)

(1)	For the period August 5, 2013 (Initial Offering Date of Units) to December 31, 2013.

(A)(B)(C)  Refer to explanatory notes.

(D)	Annualized.
(E)	Not annualized.
(G)	Absent reimbursement by PIMCO, the annualized expense ratio would have been 1.20%.
(H)	Absent reimbursement by T. Rowe Price, the annualized expense ratio would have been 1.20%.

Explanatory notes:

(A)	This ratio represents the annualized Contract expenses of the Separate Account, consisting primarily of administrative, distribution and expense risk charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to unit values (commonly referred to as Separate Account asset-based charges). Charges made directly to participant accounts through the redemption of units and expenses of the underlying fund are excluded.

(B)	This amount represents the dividends, excluding distributions of capital gains, received by the Separate Account fund from the underlying fund, net of the underlying fund’s net management fees and expenses, divided by the average net assets of the Separate Account fund. This ratio excludes those expenses, such as Separate Account asset-based charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account fund is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account fund invests.

(C)	The total return is calculated for each year indicated or from the effective date through the end of the reporting period. It includes changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units (such as the contingent $2 monthly service charge); inclusion of these expenses in the calculation would result in a reduction in the total return presented.

5. Subsequent Events

Management, on behalf of the Company, has evaluated the need for disclosures and/or adjustments to the financial statements resulting from subsequent events. As a result of this evaluation, no additional subsequent events require disclosure and/or adjustment to the financial statements.

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

Consolidated Statutory Financial Statements

For The Years Ended December 31, 2014, 2013 and 2012

Together With Report of Independent Registered Public Accounting Firm

INDEPENDENT AUDITORS’ REPORT

The Board of Directors

Mutual of America Life Insurance Company:

We have audited the accompanying consolidated statutory financial statements of Mutual of America Life Insurance Company and its subsidiaries, which comprise the consolidated statutory statements of financial condition as of December 31, 2014 and 2013, and the related consolidated statutory statements of operations and surplus, and cash flows for each of the years in the three-year period ended December 31, 2014 and the related notes to the consolidated statutory financial statements.

Management’s Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of these financial statements in accordance with statutory accounting practices prescribed or permitted by the New York State Department of Financial Services. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditors’ Responsibility

Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America and in accordance with the auditing standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on the auditors’ judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the entity’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the entity’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Notes 1 and 9 to the consolidated financial statements, these financial statements are prepared by Mutual of America Life Insurance Company using statutory accounting practices prescribed or permitted by the New York State Department of Financial Services, which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the financial statements are not intended to be presented in accordance with U.S. generally accepted accounting principles.

The effects on the financial statements of the variances between the statutory accounting practices described in Notes 1 and 9 and U.S. generally accepted accounting principles, although not reasonably determinable, are presumed to be material.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the variances between statutory accounting principles and U.S. generally accepted accounting principles discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles paragraph, the financial statements referred to above do not present fairly, in accordance with U.S. generally accepted accounting principles, the financial position of Mutual of America Life Insurance Company as of December 31, 2014 and 2013, or the results of its operations or its cash flows for the three years then ended December 31, 2014.

Opinion on Statutory Basis of Accounting

In our opinion, the consolidated statutory financial statements referred to above present fairly, in all material respects, the financial condition of Mutual of America Life Insurance Company and its subsidiaries as of December 31, 2014 and 2013, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2014 in accordance with statutory accounting practices prescribed or permitted by the New York State Department of Financial Services described in Notes 1 and 9.

Emphasis of Matter

As described in Notes 1 and 5 to the consolidated statutory financial statements, in 2013, Mutual of America Life Insurance Company changed its accounting for pensions and postretirement benefits other than pensions in accordance with statutory accounting principles adopted by the State of New York Department of Financial Services through amendments to Regulation No. 172. Our opinion is not modified with respect to this matter.

New York, NY

March [19], 2016

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

CONSOLIDATED STATUTORY STATEMENTS OF FINANCIAL CONDITION

December 31, 2014 and 2013

	2014	2013
ASSETS
General Account assets
Bonds and notes	$7,597,960,336	$7,533,512,120
Common stocks	25,430,966	31,468,788
Cash and short-term investments	40,749,758	39,640,272
Guaranteed funds transferable	18,808,598	21,835,836
Real estate	238,386,236	238,342,029
Policy loans	107,875,676	106,535,968
Investment income accrued	77,815,757	83,659,017
Deferred federal income taxes	95,060,012	87,071,451
Other assets	16,476,952	13,374,100

Total General Account assets	8,218,564,291	8,155,439,581
Separate Account assets	9,579,428,113	8,514,976,029

TOTAL ASSETS	$17,797,992,404	$16,670,415,610

LIABILITIES AND SURPLUS
General Account liabilities
Insurance and annuity reserves	$6,748,819,592	$6,769,759,330
Other contract holders liabilities and reserves	5,496,022	5,849,367
Interest maintenance reserve	113,788,317	132,048,698
Other liabilities	270,272,441	223,906,363

Total General Account liabilities before asset valuation reserve	7,138,376,372	7,131,563,758
Separate Account reserves and other liabilities	9,579,428,113	8,514,976,029

Total liabilities before asset valuation reserve	16,717,804,485	15,646,539,787
Asset valuation reserve	79,562,876	72,740,031

Total liabilities	16,797,367,361	15,719,279,818

SURPLUS
Assigned surplus	1,150,000	1,150,000
Unassigned surplus	999,475,043	949,985,792

Total surplus	1,000,625,043	951,135,792

TOTAL LIABILITIES AND SURPLUS	$17,797,992,404	$16,670,415,610

See accompanying notes to consolidated statutory financial statements.

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

CONSOLIDATED STATUTORY STATEMENTS OF OPERATIONS AND SURPLUS

For the Years Ended December 31, 2014, 2013 and 2012

	2014	2013	2012
INCOME
Premium and annuity considerations	$1,952,908,639	$1,760,488,109	$1,672,742,062
Life and disability insurance premiums	11,191,066	11,628,468	12,280,451

Total considerations and premiums	1,964,099,705	1,772,116,577	1,685,022,513
Separate Account investment and administrative fees	89,698,298	79,563,532	68,636,221
Net investment income	357,524,190	363,893,499	374,468,496
Other, net	7,276,832	6,730,128	6,009,044

Total income	2,418,599,025	2,222,303,736	2,134,136,274

DEDUCTIONS
Change in insurance annuity reserves	435,550,469	369,136,047	349,939,259
Annuity and surrender benefits	1,664,359,487	1,545,944,999	1,490,932,839
Death and disability benefits	9,538,618	8,817,386	10,838,552
Operating expenses	245,888,421	246,622,975	237,725,940

Total deductions	2,355,336,995	2,170,521,407	2,089,436,590

Net gain before dividends	63,262,030	51,782,329	44,699,684
Dividends to contract holders and policyholders	(67,455)	(86,975)	(68,075)

Net gain from operations	63,194,575	51,695,354	44,631,609
Federal income tax (expense)	(1,251,483)	(3,472,664)	(2,940,396)
Net realized capital gains	1,145,704	934,891	7,130,832

Net income	63,088,796	49,157,581	48,822,045

SURPLUS TRANSACTIONS
Change in:
Asset valuation reserve	(6,822,845)	(19,132,817)	(4,209,057)
Unrealized (depreciation) appreciation	(1,840,793)	13,221,168	(8,274,928)
Nonadmitted assets:
Prepaid assets and other, net	(2,530,720)	33,894,280	11,578,301
Net deferred income tax asset	8,794,813	14,545,818	12,219,285
Accounting related to:
Qualified pension plan	(600,000)	(34,688,992)	12,860,000
Nonqualified deferred compensation plan	(5,700,000)	(673,997)	(11,258,831)
Post retirement medical benefit plan	(4,900,000)	(13,066,380)	—

Net change in surplus	49,489,251	43,256,661	61,736,815

SURPLUS
Beginning of year	951,135,792	907,879,131	846,142,316

End of year	$1,000,625,043	$951,135,792	$907,879,131

See accompanying notes to consolidated statutory financial statements.

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

CONSOLIDATED STATUTORY STATEMENTS OF CASH FLOWS

For the Years Ended December 31, 2014, 2013 and 2012

	2014	2013	2012
CASH FLOWS FROM OPERATIONS
Premium and other income collected	$1,964,174,086	$1,772,078,122	$1,685,247,779
Net investment income	361,469,048	366,723,296	371,333,004
Separate Account investment and administrative fees	89,689,913	79,563,532	68,636,221
Benefit payments	(1,675,936,181)	(1,557,607,978)	(1,506,650,205)
Net transfers (to) from separate accounts	(428,631,831)	(185,820,656)	(108,744,366)
Investment and operating expenses paid	(222,891,504)	(213,581,520)	(204,882,337)
Other, net	7,883,873	6,736,110	9,443,938
Dividends paid to policyholders	(69,940)	(86,783)	(72,702)

Net cash from operations	95,687,464	268,004,123	314,311,332

CASH FLOWS FROM INVESTMENTS
Proceeds from investments sold, matured or repaid:
Bonds	1,271,734,415	1,796,220,751	2,445,076,404
Common stock	11,989,958	9,859,030	34,431,919
Mortgage loans	—	708,307	554,318
Real estate	8,854,515	8,645,178	8,664,284
Other invested assets	3,027,238	2,399,129	6,104,024
Other	18,561,623	12,161,997	151,891

Total	1,314,167,749	1,829,994,392	2,494,982,840

Costs of investment acquired:
Bonds	(1,359,354,520)	(2,029,260,745)	(2,743,569,401)
Common stock	(9,874,971)	(8,246,199)	(4,948,244)
Real estate	(8,847,866)	(1,536,991)	(967,629)

Total	(1,378,077,357)	(2,039,043,935)	(2,749,485,274)

Net change in policy loans	(1,339,320)	(5,577,633)	297,624

Net cash used in investment activity	(65,248,928)	(214,627,176)	(254,204,810)

CASH FLOW FROM FINANCING AND OTHER SOURCES
Net withdrawals on deposit-type contracts	(39,195,676)	(13,875,136)	(53,241,376)
Other cash applied	9,866,626	(17,454,486)	3,599,832

Net cash applied from financing and others sources	(29,329,050)	(31,329,622)	(49,641,544)

Net change in cash, cash equivalents and short-term investments	1,109,486	22,047,325	10,464,978

CASH, CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS:
Beginning of year	39,640,272	17,592,947	7,127,969

End of year	$40,749,758	$39,640,272	$17,592,947

See accompanying notes to consolidated statutory financial statements.

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED STATUTORY FINANCIAL STATEMENTS

December 31, 2014, 2013 and 2012

1. Summary of Significant Accounting Policies

Principles of Consolidation

The accompanying financial statements include the consolidated accounts of Mutual of America Life Insurance Company (Mutual of America) and its wholly owned subsidiaries, Mutual of America Holding Company, LLC, Mutual of America Capital Management LLC and Mutual of America Securities LLC. (collectively referred to as the Company), as permitted by the New York State Department of Financial Services (formerly known as the State of New York Insurance Department). Significant intercompany balances and transactions have been eliminated in consolidation.

Nature of Operations

Mutual of America provides retirement and employee benefit plans in the small to medium-size company market, principally to employees in the not-for-profit social health and welfare field. In recent years, the Company has expanded to include for-profit organizations in the small to medium-size company market. The insurance company in the group is licensed in all 50 states and the District of Columbia. Sales operations are conducted primarily through a network of regional offices staffed by salaried consultants.

Basis of Presentation

The accompanying consolidated statutory financial statements are presented in conformity with statutory accounting practices prescribed or permitted by the New York State Department of Financial Services (New York Department). Such practices differ from U.S. generally accepted accounting principles (GAAP). The significant variances between such practices and GAAP are described in Note 9. The ability of the Company to fulfill its obligations to contract holders and policyholders is of primary concern to insurance regulatory authorities.

The National Association of Insurance Commissioners (NAIC) has codified statutory accounting principles (Codification). The New York Department issued Regulation No. 172 (Regulation No. 172), which adopted Codification, with certain significant modifications, as the prescribed basis of accounting for its domestic insurers. Periodically, the New York Department amends Regulation No. 172 for revisions in the prescribed basis of accounting. All changes required by New York Regulation No. 172, as amended through December 31, 2014, are reflected in the accompanying consolidated statutory financial statements.

The Company adopted Statement of Statutory Accounting Principles (SSAP) No. 102 (SSAP No. 102), Accounting for Pensions, a Replacement for SSAP No. 89 on January 1, 2013. SSAP No. 102 requires that the funded status, which is the difference between a Defined Benefit Plan’s projected benefit obligation and the fair value of its plan assets, be recorded as a liability, either through an immediate charge to surplus or over a period not to exceed ten years. The Company elected a period not to exceed ten years. At January 1, 2013 and 2014, the minimum transition liability and required minimum charge to surplus was $65.4 million and $6.5 million and $55.2 million and $6.1 million, respectively. However, when the Company’s annual pension expense includes the amortization of unrecognized prior losses greater than the minimum required, the Company must record the higher amount of $10.2 million as the charge to surplus. Furthermore, the annual January 1 charge to surplus is offset to the extent that the amount of expense recorded in the financial statements includes amortization of previously unrecognized losses. As such, during 2013 and 2014, $10.2 million and $5.5 million of the required minimum charge to surplus was reversed as the annual pension expense was recorded.

SSAP No. 92, Accounting for Postretirement Benefits Other than Pensions, a Replacement for SSAP No. 14 (SSAP No. 92) also became effective on January 1, 2013. SSAP No. 92 requires that the Plan’s projected benefit obligation be recorded as a liability, either through an immediate charge to surplus or over a period not to exceed ten years. The Company elected a period not to exceed ten years. SSAP No. 92 changed the statutory accounting for the Company’s postretirement medical plan in two other ways. It requires the Company to establish a postretirement medical liability for all employees whereas previously, the Company was required to establish a liability for only those employees who currently met the vesting requirements of the plan. In addition, amortization of prior unrecognized actuarial gains and losses now must be recognized over the average future working lifetime of active employees in the plan, whereas under the previous accounting standard these gains and losses were amortized over the average remaining life expectancy of vested employees.

At January 1, 2013 and 2014, the minimum transition liability and required minimum charge to surplus was $55.9 million and $5.6 million and $50.3 million and $5.6 million, respectively for the post-retirement medical plan and $11.8 million and $1.2 million and $10.6 million and $1.2 million, respectively for the non-qualified deferred compensation plan. Furthermore, the annual January 1 charge to surplus is offset to the extent that the amount of expense recorded in the financial statements includes amortization of previously unrecognized losses. As such, during 2013 and 2014 $4.5 million and $1.8 million, respectively, of the required minimum charge to surplus was reversed as the annual pension expense was recorded for the post-retirement medical plan and $.5 million and $.7 million, respectively, for the non-qualified deferred compensation plan. At December 31, 2014 due to year end assumption updates to the projected benefit obligation of both plans, additional surplus charges of $1.1 million and $5.2 million for the post-retirement medical and nonqualified deferred compensation plans, respectively, were required primarily due to the change in the discount rate assumption for these plans.

Asset Valuations

Bonds, Notes and Short-Term Investments — Investment valuations are prescribed by the NAIC. Bonds, which include asset-backed and mortgage-backed investments qualifying for amortization, and notes, are stated at amortized cost. Amortization of bond premium or discount is calculated using the constant yield interest method taking into consideration specified interest and principal provisions over the life of the bond. Short-term investments are stated at cost, which approximates fair value, and consist of highly liquid investments purchased with maturities of one year or less. Bond, note and short-term investment transactions are recorded on a trade date basis. The fair value of bonds and notes is based upon quoted market prices provided by an independent pricing organization. If quoted market prices are unavailable or an inactive market for the security currently exists, fair value is estimated using internal valuation models and techniques or based upon quoted market prices for comparable investments. At December 31, 2014, there were seven securities with a fair value of $32.7 million for which no quoted market prices were available. As such, the Company used internal valuation models and techniques to determine the fair value of these securities. The Company recorded an unrealized loss of $.6 million to adjust the carrying value of six of these securities, which were required to be reported at the lower of amortized cost or fair value, to their current fair value at December 31, 2014. At December 31, 2013, there were seven securities with a fair value of $31.3 million that were valued using this methodology. Bonds are carried at the lower of amortized cost or fair value when their NAIC rating has fallen to class six.

Losses that are considered to be other-than-temporary are recognized in net income when incurred. All bonds are subjected to the Company’s quarterly review process for identifying other-than-temporary impairments. This impairment identification process utilizes a screening procedure that includes all bonds in default or not in good standing, as well as bonds with a fair value that is less than 80% of their cost for a continuous six-month period. The Company writes down bonds that it deems to have an other-than-temporary impairment after considering a wide range of factors, including, but not limited to, the extent to which cost exceeds fair value, the duration of that market decline, an analysis of the discounted estimated future cash flows for asset-backed and mortgage-backed securities, an analysis of the financial health and specific prospects for the issuer, the likelihood that the Company will be able to collect all amounts due according to the contractual terms of the debt security in effect at the date of acquisition, consideration as to whether the decline in value is due to general changes in interest rates and credit spreads and the Company’s intent and ability to retain its investment in the issuer for a period of time sufficient to allow for any anticipated recovery in fair value. If an impairment is determined to be other-than-temporary, a realized capital loss equal to the entire difference between the amortized cost of the bond and its fair value is recorded and a new cost basis for the bond is established. Credit-related other-than-temporary impairment losses are recorded as realized capital losses included in net income (and through the asset valuation reserve), whereas interest-related other-than-temporary impairment losses are recorded in the IMR.

Common and Preferred Stocks — At December 31, 2014 and 2013, common stocks included $15.3 million and $22.1 million, respectively, invested in a Mutual of America sponsored series of mutual funds for institutional investors. The December 31, 2014 and 2013, amounts also include $10.1 million and $9.4 million, respectively, invested in actively managed Large-Cap and Small-Cap Value equity portfolios in 2014 and a Mid-Cap Growth equity portfolio in 2013. Common stocks in good standing are stated at fair value. Fair value is determined by reference to valuations quoted by an independent pricing organization. Unrealized gains and losses are recorded directly to unassigned surplus.

Losses that are considered to be other-than-temporary are recognized in net income when incurred. All equity investments are subjected to the Company’s quarterly review process for identifying other-than-temporary impairments. This impairment identification process utilizes a screening procedure stock issuers not in good standing, as well as common stocks where the fair value is less than 80% of their cost for a continuous six-month period. The Company writes down common stocks that it deems to have an other-than-temporary impairment after considering a wide range of factors, including, but not limited to, the extent to which cost exceeds fair value, the duration of that market decline, an analysis of the financial health and specific prospects for the issuer and the Company’s intent and ability to retain its investment for a period of time sufficient to allow for any anticipated recovery in fair value in the short-term. The Company also considers other qualitative and quantitative factors in its evaluation of other-than-temporary impairments.

Guaranteed Funds Transferable — Guaranteed funds transferable consists of funds held with a former reinsurer and is stated at the total principal amount of future guaranteed transfers to Mutual of America. During 2013, the $1.5 million unrealized loss that had previously been recorded against this asset was reversed as it was determined that this valuation allowance was no longer needed.

Real Estate — Real estate, which is classified as Company-occupied property, is carried at cost, including capital improvements, net of accumulated depreciation of $175.1 million, $166.3 million and $157.5 million at December 31, 2014, 2013 and 2012 respectively, and is depreciated on a straight-line basis over 39 years. Tenant improvements on real estate investments are depreciated over the shorter of the lease term or the estimated life of the improvement.

Policy Loans — Policy loans are stated at the unpaid principal balance of the loan. During 2014, 2013 and 2012, the Company recognized $.2 million, $.1 million and $.9 million of realized capital losses, respectively, on certain loans where the loan value exceeded the associated collateral on the loans and collection efforts on the unpaid balances of the policy loans were unsuccessful. In 2012, the Company recorded a $1.1 million unrealized loss on certain other policy loans where the current total outstanding principal and interest amounts exceed the current value of the related participant account balances available as collateral to satisfy these loans. There were no additional unrealized losses recorded in 2014 and 2013.

Other — Certain other assets, such as net deferred income tax assets not expected to be realized within three years, furniture and fixtures and prepaid expenses, are considered “non-admitted assets” and are excluded from the consolidated statutory statements of financial condition.

Insurance and Annuity Reserves

Reserves for annuity contracts are computed on the net single premium method and represent the estimated present value of future retirement benefits. These reserves, which were $.9 billion at both December 31, 2014 and 2013, are based on mortality and interest rate assumptions (ranging predominately from 5.00% to 6.50% at both December 31, 2014 and 2013), which meet or exceed statutory requirements and are not subject to discretionary withdrawal.

Reserves for contractual funds not yet used for the purchase of annuities are accumulated at various credited interest rates that, during 2014 and 2013, averaged 1.91% and 2.03%, respectively, and are deemed sufficient to provide contractual surrender values for these funds. These reserves, which were $5.8 billion at both December 31, 2014 and 2013, are subject to discretionary withdrawal at book value.

Reserves for guaranteed investment contracts, which were $22.7 million and $29.8 million at December 31, 2014 and 2013, respectively, are accumulated at various guaranteed interest rates, which during 2014 and 2013 averaged 1.96% and 1.98%, respectively, and meet statutory requirements. Reserves for life and disability insurance are based on mortality, morbidity and interest rate assumptions, and meet statutory requirements.

Interest Maintenance and Asset Valuation Reserves

Realized gains and losses, including certain other-than-temporary impairment losses, net of applicable taxes, arising from changes in interest rates are accumulated in the IMR and are amortized into net investment income over the estimated remaining life of the investment sold. All other realized gains and losses are reported in the consolidated statements of operations.

An Asset Valuation Reserve (AVR), applying to the specific risk characteristics of all invested asset categories excluding cash, policy loans and investment income accrued, has been established based on a statutory formula. Realized and unrealized gains and losses, including other-than-temporary impairment losses arising from changes in the creditworthiness of the issuer, are included in the appropriate subcomponent of the AVR. Changes in the AVR are recorded directly to unassigned surplus.

Separate Account Operations

Variable annuity considerations and certain variable life insurance premiums may be allocated at participants’ discretion among investment funds in Separate Accounts. Separate Account funds invest in mutual funds, including funds managed by Mutual of America Capital Management Corporation, a wholly owned subsidiary (the Advisor), and other funds managed by outside investment advisors. All net realized and unrealized capital gains in the Separate Accounts, which reflect investment performance of the mutual funds in which they invest, accrue directly to participants (net of administrative and other Separate Account charges) and are not reflected in the Company’s Consolidated Statutory Statements of Operations and Surplus. Investment advisory charges are based on the specific fee charged for each of the individual underlying investments of the Separate Accounts and are assessed as a percentage of the plan’s or participant’s account balance. Certain Separate Account administrative charges are assessed as a percentage of the plan’s or participant’s account balance as determined by the Company’s pricing tiers, which are based on established ranges of plan or participant account balances. In 2014, 2013 and 2012, such charges were equal to approximately 1.02%, 1.05% and 1.07%, respectively, of total average Separate Account assets. Separate Account charges and investment advisory fees paid to the Adviser are included in the Consolidated Statutory Statement of Operations and Surplus. Investments held in the Separate Accounts are stated at fair value and are not available to satisfy liabilities of the General Account. Participants’ corresponding equity in the Separate Accounts is reported as liabilities in the accompanying statements. Premiums and benefits related to the Separate Accounts are combined with the General Account in the accompanying statements. Net operating gains and losses are offset by changes to reserve liabilities in the respective Separate Accounts. These reserves, which were approximately $9.6 billion and $8.5 billion at December 31, 2014 and 2013, respectively, are subject to discretionary withdrawal at fair value.

Premiums and Annuity Considerations

All annuity considerations derived from voluntary retirement savings-type plans and defined benefit plans, which represent the vast majority of the Company’s annual premiums, are recognized as income when received. Insurance premiums and annuity considerations derived solely from defined contribution plans are recognized as income when due. Group life and disability insurance premiums are recognized as income over the contract period.

Investment Income and Expenses

General Account investment income is reported as earned and is presented net of related investment expenses. Operating expenses, including acquisition costs for new business, are charged to operations as incurred.

Dividends

Dividends are based on formulas and scales approved by the Board of Directors and are accrued currently for payment subsequent to plan anniversary dates.

Certain 2013 and 2012 amounts included in the accompanying consolidated statutory financial statements have been reclassified to conform to the 2014 presentation.

2. Investments

Valuation

The statement and fair values of investments in fixed maturity securities (bonds, notes and short-term investments) at December 31, 2014 and 2013, are shown below. Excluding U.S. government and government agency investments, the Company is not exposed to any significant concentration of credit risk.

	Statement Value	Gross Unrealized		Fair Value
December 31, 2014 (in millions)		Gains	Losses
Fixed maturities:
Mortgage- and asset-backed securities:
Residential mortgage-backed securities	$2,013.8	$71.9	$5.1	$2,080.6
Commercial mortgage-backed securities	—	—	—	—
Other asset-backed securities	53.4	1.5	—	54.9

Total	$2,067.2	$73.4	$5.1	$2,135.5
U.S. Treasury securities and obligations of U.S.government corporations and agencies	1,104.9	23.2	7.7	1,120.4
Obligations of states and political subdivisions	28.3	2.8	—	31.1
Debt securities issued by foreign governments	23.7	1.1	—	24.8
Corporate securities	4,404.9	257.7	37.8	4,624.8

Total	$7,629.0	$358.2	$50.6	$7,936.6

	Statement Value	Gross Unrealized		Fair Value
December 31, 2013 (in millions)		Gains	Losses
Fixed maturities:
Mortgage- and asset-backed securities:
Residential mortgage-backed securities	$1,985.1	$59.8	$32.8	$2,012.1
Commercial mortgage-backed securities	—	—	—	—
Other asset-backed securities	38.7	.1	.3	38.5

Total	$2,023.8	$59.9	$33.1	$2,050.6
U.S. Treasury securities and obligations of U.S.government corporations and agencies	1,041.8	13.4	29.9	1,025.3
Obligations of states and political subdivisions	26.4	1.8	—	28.2
Debt securities issued by foreign governments	23.9	2.1	—	26.0
Corporate securities	4,440.2	224.1	67.2	4,597.1

Total	$7,556.1	$301.3	$130.2	$7,727.2

The Company does not have any exposure to subprime mortgage loans, either through direct investment in such loans or through investments in residential mortgage-backed securities, collateralized debt obligations or other similar investment vehicles. Approximately 97% of the $3.1 billion invested in mortgage-backed securities were issued by Fannie Mae (FNMA), Freddie Mac (FHLMC) or Ginnie Mae (GNMA) and, as such, are 100% guaranteed by the U.S. government. The Company does have investments in publicly traded bonds of financial institutions. These financial institutions may have investments with subprime exposure. At December 31, 2014, the statement value and fair value of the Company’s bond investments in financial institutions with subprime exposure totaled $703.1 million and $771.7 million, respectively. At December 31, 2013, the statement value and fair value of the Company’s bond investments in financial institutions with subprime exposure totaled $779.6 and $854.4 million, respectively.

Short-term fixed maturity securities with a statement value and fair value of $31.0 million and $22.6 million at December 31, 2014 and 2013, respectively, are included in the above tables. At both December 31, 2014 and 2013, the Company had $3.2 million (par value $3.2 million for both years), respectively, of its long term fixed maturity securities on deposit with various regulatory agencies.

Fair Value

The Company values its financial instruments at fair value. Fair value is an estimate of the price the Company would receive upon selling a security in an orderly arms-length transaction. Investments are categorized based on a three-level valuation hierarchy for measurement and disclosure of fair value. The valuation hierarchy is based upon the transparency of inputs used to measure fair value. The three levels are as follows:

•	Level 1 — quoted prices in active markets for identical securities.

•	Level 2 — quoted prices for similar assets in active or non-active markets or other significant observable inputs (including yield, quality, coupon, rate, maturity, issue type, quoted prices for similar securities, prepayment speeds, trading characteristics, etc.).

•	Level 3 — significant unobservable inputs (including the assumptions in determining the fair value of investments).

The Company has determined the fair value inputs used to measure all of its assets that are considered financial instruments, which include fixed maturity securities, common stocks, cash and short-term investments, policy loans, other invested assets and Separate Account funds whose net asset values are calculated on a daily basis. Cash, short-term investments, common stocks, investments in publicly traded mutual funds that are registered with the Securities and Exchange Commission and Separate Account assets were determined to be Level 1. Separate Account liabilities, which are equal to Separate Account assets, are determined to be Level 1 as the value of these liabilities changes in conjunction with the change in Separate Account assets. The vast majority of the Company’s fixed maturity securities (bonds and notes), and all of its policy loans, and other invested assets were determined to be Level 2. Finally, certain fixed maturity securities and the guaranteed funds transferrable, representing less than 1% of the total, for which quoted market prices were unavailable or an inactive market for the security currently exists, were determined to be Level 3. The inputs used for valuing these securities are not necessarily an indication of the risk associated with investing in those securities.

The following tables provide fair value information at December 31, 2014 and 2013, about the Company’s assets that are considered financial instruments:

As of December 31, 2014 Financial Instruments (in millions)	Level 1	Level 2	Level 3	Total
Bonds and notes	$—	$7,872.9	$32.7	$7,905.6
Common stocks	25.4	—	—	25.4
Cash and short-term investments	40.7	—	—	40.7
Policy loans	—	107.9	—	107.9
Guaranteed funds transferable	—	—	21.8	21.8
Separate Account assets	9,579.4	—	—	9,579.4

Total	$9,645.5	$7,980.8	$54.5	$17,680.8

As of December 31, 2013 Financial Instruments (in millions)	Level 1	Level 2	Level 3	Total
Bonds and notes	$—	$7,673.2	$31.3	$7,704.5
Common stocks	31.5	—	—	31.5
Cash and short-term investments	39.6	—	—	39.6
Policy loans	—	106.5	—	106.5
Guaranteed funds transferable	—	—	22.1	22.1
Separate Account assets	8,515.0	—	—	8,515.0

Total	$8,586.1	$7,779.7	$53.4	$16,419.2

The fair value of Level 3 securities increased from $53.4 million at December 31, 2013, to $54.5 million at December 31, 2014, primarily as a result of the change in fair value of Level 3 securities, net of interim paydowns during the year. The fair value of bonds and notes classified as Level 3 increased by $1.1 million in 2014 as a result of the redetermination of the fair value net of paydowns on these securities during the year. The guaranteed funds transferrable declined due to the receipt of scheduled principal payments during the year. There were no additional securities added to the Level 3 classification during 2014 and there were no securities transferred between Levels 1, 2 & 3 during 2014 and 2013.

In determining the fair value of Level 3 bonds and notes, the Company utilized expected cash flows provided by an independent valuation service together with discount rate and default factor assumptions commensurate with the current credit rating of such securities and consistent with those that would be used in pricing similar types of securities based upon market conditions that existed at December 31, 2014 and 2013.

Unrealized Gains and Losses

At December 31, 2014 and 2013, net unrealized (depreciation) appreciation reflected in surplus consisted of the following:

December 31 (in millions)	2014	2013	Change	2013	2012	Change
Equity securities (common and preferred stock)	$2.9	$4.1	$(1.2)	$4.1	$2.4	$1.7
Bonds and notes	(9.2)	(8.6)	(.6)	(8.6)	(18.6)	10.0
Guaranteed funds transferable	—	—	—	—	(1.5)	1.5
Other assets	(1.1)	(1.1)	—	(1.1)	(1.1)	—

Net unrealized (depreciation) appreciation	$(7.4)	$(5.6)	$(1.8)	$(5.6)	$(18.8)	$13.2

Net unrealized depreciation related to the Company’s bonds, equity securities and other assets increased by $1.8 million during the year as shown above. Net unrealized appreciation of $2.9 million related to equity securities at December 31, 2014, consists of $3.1 million of gross unrealized gains and $.2 million of gross unrealized losses, of which none of the unrealized losses are greater than 12 months old. Net unrealized appreciation of $4.1 million related to equity securities at December 31, 2013, consisted of $4.2 million of gross unrealized gains and $.1 million of gross unrealized losses, of which none of the unrealized losses were greater than 12 months old.

Previously, Regulation No. 172 was amended to adopt an accounting change set forth in SSAP No. 100, Fair Value Disclosures, under which the criteria used to evaluate the fair value of investment securities, which were previously determined to be other-than-temporarily impaired, was changed. At the time of adoption, the Company recorded an $11.7 million unrealized loss to adjust the fair value of certain securities to an amount that more realistically reflected market conditions at that time. These bonds had an adjusted book value of $27.1 million prior to the recognition of this unrealized loss. In order to adjust these securities to their estimated fair value, a $.6 million unrealized loss was recorded on these securities at December 31, 2014 as compared to a $10.0 million unrealized gain and $2.0 million unrealized loss that was recognized on these securities for the years ended December 31, 2013 and 2012, respectively.

The following is an analysis of the fair values and gross unrealized losses as of December 31, 2014 and 2013, aggregated by fixed maturity category and length of time that the securities were in a continuous unrealized loss position. As shown in the table below, total gross unrealized losses as of December 31, 2014 and 2013, were $50.6 million and $130.2 million, respectively, and the majority of such losses related to corporate and U.S. Treasury securities. These unrealized losses arise primarily from general changes in interest rates and credit spreads, which are still wider than historical norms, despite having narrowed somewhat during 2014, and are not due to fundamental credit problems that exist with the specific issuers. The Company has the ability and intent to hold those securities that are in an unrealized loss position for a sufficient period of time in order for them to recover.

The tables that follow exclude $6.3 billion and $4.7 billion at December 31, 2014 and 2013, respectively, of fair value of fixed maturity securities in an unrealized gain position.

	Fair Value	Unrealized Losses	Number of Issues	Fair Value	Unrealized Losses	Number of Issues
December 31, 2014 (in millions)	Twelve Months or Less			Twelve Months or Greater
Fixed maturities:
Mortgage- and asset-backed securities:
Residential mortgage-backed securities	$3.3	$—	13	$325.1	$5.1	129
Commercial mortgage-backed securities	—	—	—	4.1	—	4
Other asset-backed securities	—	—	—	1.9	—	2

Total	$3.3	$—	13	$331.1	$5.1	135
U.S. Treasury securities and obligations of U.S.government corporations and agencies	31.5	.1	7	310.8	7.6	146
Obligations of states and political subdivisions	—	—	—	—	—	—
Debt securities issued by foreign governments	—	—	—	—	—	—
Corporate securities	288.5	12.2	62	710.4	25.6	208

Total	$323.3	$12.3	82	$1,352.3	$38.3	489

	Fair Value	Unrealized Losses	Number of Issues	Fair Value	Unrealized Losses	Number of Issues
December 31, 2013 (in millions)	Twelve Months or Less			Twelve Months or Greater
Fixed maturities:
Mortgage- and asset-backed securities:
Residential mortgage-backed securities	$735.8	$27.3	159	$93.1	$5.4	31
Commercial mortgage-backed securities	—	—	—	—	—	—
Other asset-backed securities	31.0	.3	5	2.4	.1	1

Total	$766.8	$27.6	164	$95.5	$5.5	32
U.S. Treasury securities and obligations of U.S.government corporations and agencies	560.6	20.6	139	137.2	9.2	47
Obligations of states and political subdivisions	—	—	—	—	—	—
Debt securities issued by foreign governments	—	—	—	—	—	—
Corporate securities	1,193.6	46.7	79	293.9	20.6	17

Total	$2,521.0	$94.9	382	$526.6	$35.3	96

Realized Capital Gains and Losses

Net realized capital gains (losses) reflected in the statements of operations for the years ended December 31, 2014 and 2013, were as follows:

December 31 (in millions)	2014	2013	2012
Bonds and notes	$—	$—	$(1.8)
Equity securities (common and preferred stock)	1.3	1.1	9.8
Other assets	(.2)	(.2)	(.9)

Net realized capital gains	$1.1	$.9	$7.1

At December 31, 2014 and 2013, the book value and fair value of the Company’s mortgage-backed and asset-backed securities portfolios totaled $3.1 billion and $3.2 billion, and $3.0 billion and $3.0 billion, respectively, of which approximately 97% in both years are U.S. government agency guaranteed instruments. Investments in loan-backed and asset-backed securities are carried at amortized cost, except for those securities rated as class 6 by the NAIC, which are carried at lower of amortized cost or fair value.

Sales of investments in fixed maturity securities resulted in $8.1 million, $24.0 million and $43.0 million of net interest rate related gains being accumulated in the IMR in 2014, 2013 and 2012, respectively, as follows:

December 31 (in millions)	2014	2013	2012
Fixed maturity securities
Proceeds	$1,251.1	$1,854.5	$2,582.4
Gross realized gains	8.6	25.6	43.8
Gross realized losses	(.5)	(1.6)	(.8)

During 2014, 2013 and 2012 $26.3 million, $29.6 million and $26.4 million, respectively, of the IMR was amortized and included in net investment income.

Sales of investments in equity securities resulted in $1.3 million, $1.0 million and $9.8 million of net capital gains in 2014, 2013 and 2012, respectively, being recognized in net income as follows:

December 31 (in millions)	2014	2013	2012
Equity securities
Proceeds	$17.0	$10.0	$31.4
Gross realized gains	1.7	1.1	9.9
Gross realized losses	(.4)	(.1)	(.1)

Maturities

The statement and fair values of investments in fixed maturity securities by contractual maturity (except for mortgage-backed securities, which are stated at expected maturity) at December 31, 2014, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to prepay obligations with or without prepayment penalties.

December 31, 2014 (in millions)	Statement Value	Fair Value
Due in one year or less	$245.7	$249.0
Due after one year through five years	1,211.6	1,304.8
Due after five years through 10 years	3,085.7	3,196.3
Due after 10 years	3,086.0	3,186.5

Total	$7,629.0	$7,936.6

3. Guaranteed Funds Transferable

In 1980, Mutual of America terminated a reinsurance arrangement and assumed direct ownership of funds held by John Hancock Mutual Life Insurance Company (Hancock), the former reinsurer, and direct liability for the contractual obligations to policyholders. The liability to such policyholders is included as insurance and annuity reserves in the consolidated statutory statements of financial condition. The principal amount of the funds held by the former reinsurer is guaranteed to earn at least 3.125% per year.

The guaranteed funds are transferable to Mutual of America over time through 2030 and are stated at the total principal amount of future guaranteed transfers to Mutual of America of $18.8 million and $21.8 million at December 31, 2014 and 2013, respectively. The actual interest and other allocated investment earnings related to this contract amounted to $1.0 million, $1.7 million and $1.0 million in 2014, 2013 and 2012, respectively, and are included in net investment income.

4. Real Estate

Real estate consists primarily of an office building that Mutual of America purchased for its corporate headquarters. The Company occupies approximately one-third of this office building as its corporate headquarters and leases the remaining space. Depreciation expense was $8.8 million, $8.6 million and $8.3 million in 2014, 2013 and 2012, respectively.

5. Pension Plan and Postretirement Benefits

Pension Benefit and Other Benefit Plans

The Company has a qualified, noncontributory defined benefit pension plan covering virtually all employees. Benefits are generally based on years of service and final average earnings. The Company’s funding policy is to contribute annually, at a minimum, the amount necessary to satisfy the funding requirements under the Employee Retirement Income Security Act of 1974 (ERISA). The Company also maintains a nonqualified deferred compensation plan that provides benefits to employees whose total compensation and calculated benefit exceeds the maximum allowable compensation limits for qualified retirement plans under ERISA.

The Company has two defined benefit postretirement plans covering substantially all salaried employees. The postretirement benefit plan expense required to be recorded under these plans was $15.1 million, $17.8 million and $6.0 million in 2014, 2013 and 2012, respectively. Employees may become eligible for such benefits upon attainment of retirement age while in the employ of the Company and upon satisfaction of service requirements. One plan provides medical, dental and vision benefits and the second plan provides life insurance benefits. The postretirement plans are contributory for those individuals who retire with less than 25 years of eligible service, with retiree contributions adjusted annually, and contain other cost-sharing features, such as deductibles and coinsurance. All benefit plans are underwritten by Mutual of America. To the extent that the claims do not exceed stop-loss limits for single life occurrences, the plans are self-insured. Stop-loss coverage is purchased from an unaffiliated carrier.

As of January 1, 2014 and 2013 the Company had a total recognized liability for pension benefits of $38.3 million and $40.5 million, respectively, consisting of an unamortized transition liability of $6.1 million and $10.2 million and the accrued benefit cost of $32.2 million and $30.3 million, respectively.

For other benefits, as of January 1, 2014 and 2013 the Company had total recognized liabilities of $54.2 million and $43.8 million, respectively, for the postretirement medical plans and $62.8 million and $57.3 million, respectively, for the non-qualified deferred compensation plans. The $54.2 million and $43.8 million recognized liability for the postretirement medical plans at January 1, 2014 and 2013 consisted of an unamortized transition liability of $5.6 million and $5.6 million and an accrued benefit cost of $48.6 million and $38.2 million. For the non-qualified deferred compensation plan, the recognized liability at January 1, 2014 and 2013 consisted of an unamortized transition obligation of $1.2 million and $1.2 million transition liability and a $61.6 million and a $56.1 million accrued benefit cost, respectively.

The expected amortization of the unrecognized transition liability will be $5.6 million for the postretirement medical plan and $1.2 million for the non-qualified compensation plan, respectively, per year through 2022. As shown in the table below, the Company also recorded a $12.0 million additional charge to surplus for the postretirement medical plan effective January 1, 2013, beyond the minimum required, as permitted by SSAP No. 92. There was no additional charge to surplus for the postretirement medical plan for 2014.

The following table provides a status of the Company’s pension and postretirement benefit plans as of December 31, 2014 and December 31, 2013 (millions):

	Pension Benefits		Other Benefits
	2014	2013	2014	2013
Accumulated Benefit Obligation	$245.0	$219.1	$58.4	$49.5

Projected Benefit Obligation	$308.4	$280.7	180.9	157.2
Plan Assets at Fair Value	244.2	235.5	—	—

Funded Status	$(64.2)	$(45.2)	(180.9)	$(157.2)
Accrued Benefit Cost	26.8	32.2	126.8	98.3
Additional Surplus Charge greater than minimum	—	—	—	12.0

Unrecognized items	$(37.4)	$(13.0)	$(54.1)	$(46.9)

Prior Service Costs	$(.7)	$(.8)	2.7	$2.7
Unrecognized (Losses) Gains	(75.7)	(45.1)	(56.8)	(49.6)
Additional Surplus Charge Beyond Minimum		—	—	—
Transition asset	39.0	32.9	—	—

Total Unrecognized Liability	$(37.4)	$(13.0)	$(54.1)	$(46.9)

The components of net periodic benefit costs as calculated in the January 1, 2014 and 2013 plan valuations are as follows:

	Pension Benefits			Other Benefits
December 31 (in millions)	2014	2013	2012	2014	2013	2012
Service costs	$13.7	$14.4	$11.8	$4.9	$6.4	$5.6
Interest cost on Projected Benefit Obligation (PBO)	12.9	11.0	12.0	6.6	6.2	4.4
Expected return on plan assets	(23.1)	(18.9)	(16.3)	—	—	—
Prior services costs	.7	.7	.7	(.1)	(.1)	(.1)
Settlement	—	—	—	1.2	—	—
Amortization of unrecognized net loss (gain)	4.8	9.7	10.5	2.5	5.3	.7

Net benefit expense	$9.0	$16.9	$18.7	$15.1	$17.8	$10.6

The changes in the PBO and plan assets are as follows:

	Pension Benefits		Other Benefits
December 31 (in millions)	2014	2013	2014	2013
Change in PBO
PBO, beginning of the year	$280.7	$279.6	$157.1	$119.8
Service costs	13.7	14.4	4.9	6.4
Interest costs	12.9	11.0	6.6	6.2
Change in assumptions	26.2	(14.8)	—	(11.5)
Settlement	—	—	(1.2)	—
Actuarial loss (gain)	.1	5.0	22.7	8.9
Effect of adoption of SSAP 102 and SSAP 92	—	—	—	30.8
Benefits and expenses paid	(25.2)	(14.5)	(9.2)	(3.5)

PBO, end of year	$308.4	$280.7	$180.9	$157.1

	Pension Benefits		Other Benefits
December 31 (in millions)	2014	2013	2014	2013
Change in Plan Assets
Plan assets, beginning of the year	$235.4	$188.9	$—	$—
Employer contributions	15.0	15.0	—	—
Return on plan assets	19.2	45.3	—	—
Benefits and expenses paid	(25.2)	(13.8)	—	—

Plan assets, end of year	244.4	235.4	—	—

Plan assets (lower than) PBO	$(64.2)	$(45.3)	$(180.9)	$(157.1)

At December 31, 2014 and 2013, all of the pension plan assets are invested in several of the investment funds offered by the Company’s Separate Accounts and in the Company’s General Account, and consisted of approximately 82% in equity investments and 18% in fixed-income investments. A distribution of plan assets by investment objective as of December 31, 2014 and 2013, is as follows:

December 31, (in millions)	2014	2013
Fixed Income Funds	$41.6	$32.1
Equity Funds:
Index	119.3	120.6
Growth	43.5	39.9
Balanced	36.3	35.3

Total Level 1 Investments	$240.7	$227.9
General Account	3.5	7.5

Total plan assets	$244.2	$235.4

The underlying investments funds of the Separate Accounts are based on quoted market prices within an active market and as such are classified as Level 1. Amounts held in the General Account are valued at contract value, which is equal to fair value. Amounts held in the General Account are considered to be cash equivalents and are not subject to fair value evaluation.

The Company made contributions to its defined benefit plan of $15.0 million in both 2014 and 2013 and $10.2 million in 2012. The Company estimates that it will make a contribution of at least $15.0 million to this plan in 2015. Benefits expected to be paid from this plan total $21.5 million in 2015, $17.2 million in 2016, $23.0 million in 2017, $20.8 million in 2018 and $24.0 million in 2019. The aggregate benefits expected to be paid in 2020 through 2024 total approximately $145.0 million. The calculation of expected benefits is based on the same assumptions used to measure the Company’s benefit obligation at December 31, 2014.

The assumptions used in determining the aggregate projected benefit obligation for pension and other benefit plans were as follows:

	Pension Benefits			Postretirement Medical
Weighted average assumptions at December 31	2014	2013	2012	2014	2013	2012
Discount rate	3.75%	4.50%	3.75%	4.25%	4.50%	3.75%
Rate of compensation increase	4.00%	4.00%	4.00%	4.00%	4.00%	5.00%
Expected return on plan assets	9.50%	9.50%	9.50%

During 2014, the Company changed from using one blended discount rate assumption for its qualified pension plan, non-qualified deferred compensation plan and its postretirement medical plans to a specific discount rate applicable to each plan based upon the liability duration for each plan. Previously one discount rate assumption was used for all three plans based upon the blended liability duration of all three plans. As a result of this change, the discount rate for the qualified plan remained at 4.50% while the non-qualified deferred compensation plan and the postretirement medical plan discount rates were changed from 4.50% to 4.00% and 5.25%, respectively. The Company believes that developing a discount rate applicable to each plan results in a more refined determination of the company’s liability under each plan. The net effect of this change resulted in a net decrease of $1.5 million for 2014 had the Company applied the original rate of 4.50%.

The Company’s overall expected long-term rate of return on plan assets was determined based upon the current projected benefit payout period and the current mix of plan investments, which generally consists of approximately 80% equity investments and 20% fixed-income investments. The Company believes that this investment mix properly matches the plan’s benefit obligations. The equity component of the expected long-term rate of return was determined using a combination of the actual rate of return of equities (net of inflation) and an inflation-adjusted equity rate of return (assuming an inflation rate of 3.7%) based upon historical 30-year rolling averages.

The health care cost trend rate assumption has an effect on the amounts reported for the postretirement benefit plans. The assumption is 5.5% for 2015, 5.0% for 2016, 5.0% for 2017, 5.0% for 2018, 5.0% for 2019 and 5.0% for 2020 and beyond. For example, increasing the assumed health care cost trend rate by 1% each year would increase the accumulated postretirement obligation for the plan as of December 31, 2014, by $14.5 million and the aggregate of the service and interest cost components of the net periodic benefit cost for 2014 by $1.5 million. Benefits expected to be paid from this plan and the non-qualified deferred compensation plan total $14.3 million in 2015, $10.7 million in 2016, $11.8 million in 2017, $16.5 million in 2018 and $12.7 million in 2019. Aggregated benefits expected to be paid in the period 2020 through 2024 total approximately $68.0 million. The calculation of expected benefits is based on the same assumptions used to measure the Company’s benefit obligation at December 31, 2014.

Savings and Other Incentive Plans

All employees may participate in a Company-sponsored savings plan under which the Company matches a portion of the employee’s contributions up to 6% of salary. The Company contributed $2.7 million, $2.6 million and $2.4 million in 2014, 2013 and 2012, respectively. The Company also has a long-term performance-based incentive compensation plan for certain employees and directors. Shares under this plan are granted each year and generally vest over a three-year period. The value of such shares is equal to the number of shares multiplied by the current share price, which is determined by the level of total assets of the Company. A financial performance threshold measure must also be met in order to receive a payout at the end of the third year. The total expense incurred related to these plans was $13.3 million, $13.5 million and $11.6 million in 2014, 2013 and 2012, respectively. At December 31, 2014 and 2013, the accrued liability related to these plans was $25.7 million and $23.9 million, respectively.

6. Commitments and Contingencies

Rental expenses approximated $26.8 million, $26.5 million and $25.5 million as of December 31, 2014, 2013, and 2012, respectively. The approximate minimum rental commitments under noncancelable operating leases are as follows: $4.8 million in 2015; $3.9 million in 2016; $2.6 million in 2017; $1.9 million in 2018; $1.0 million in 2019 and $.6 million in 2020 and beyond. Such leases are principally for leased office space and certain data processing equipment, furniture and communications equipment. Certain office space leases provide for adjustments relating to changes in real estate taxes and other expenses.

The Company is involved in various legal actions that have arisen in the course of the Company’s business. In the opinion of management, the ultimate resolution with respect to such lawsuits, as well as other contingencies, will not have a material adverse effect on the Company’s consolidated financial statements.

7. Federal Income Taxes

Effective January 1, 1998, Mutual of America’s pension business became subject to federal income tax. Mutual of America files its federal income tax return on a separate company basis.

Mutual of America adopted SSAP No. 101, Income Taxes, a replacement of SSAP No. 10R, effective January 1, 2012. During the first quarter of 2012, Regulation No. 172 was amended to adopt the provisions of SSAP No. 101. This guidance requires that a deferred tax asset (DTA) or deferred tax liability (DTL) be established for temporary differences between the tax and statutory reporting bases of assets and liabilities. The change in Mutual of America’s net DTA must be recorded as a separate component of gains and losses in surplus.

Net DTAs are required to be recorded as an admitted asset to the extent that the amount will be realized within three years, subject to a maximum admitted asset equal to 15% of statutory surplus and to the Company’s risk based capital ratio exceeding certain thresholds.

A reconciliation of the income tax (expense) recognized in the Company’s consolidated statutory financial statement of operations to the amount obtained by applying the statutory rate of 35% to net gain from operations before federal income taxes follows:

	December 31 (in millions)
	2014	2013	2012
Net gain from operations	$63.2	$51.7	$44.6
Statutory rate	35%	35%	35%
Tax at statutory rate	(22.1)	(18.1)	(15.6)
IMR amortization	9.2	10.3	9.2
Realized capital (gains) losses	(0.4)	(.3)	(2.5)
Net capital gains (losses) deferred in IMR	(2.8)	(8.4)	(15.0)
Pension and post retirement medical benefits	9.1	42.7	—
Change in non-admitted assets	0.9	(22.5)	(12.9)
Change in Mutual of America’s net DTA	(0.9)	(6.7)	31.6
Other including LLC adjustment	5.7	(.5)	2.3

Federal income tax (expense)	$(1.3)	$(3.5)	$(2.9)

Effective tax rate	2.1%	6.7%	6.6%

The federal income tax expense of $1.3 million in 2014 is primarily attributable to the Alternative Minimum Tax incurred by Mutual of America and $3.5 million in 2013 and $2.9 million in 2012 relates primarily to the Company’s non-insurance subsidiaries.

The components of the net DTA recognized in the Company’s statement of financial condition are as follows:

	December 31 (in millions)
	2014	2013
Total gross DTAs excluding unrealized (gains) losses	$250.1	$251.6
Statutory valuation allowance adjustment	—	—

Total adjusted gross DTAs excluding unrealized (gains) losses	$250.1	$251.6

Total gross DTLs excluding unrealized (gains) losses	(18.9)	(21.3)
Mutual of America’s net DTA	231.2	230.3
Tax effect of unrealized (gains) losses	2.2	1.0
DTA nonadmitted	(138.5)	(145.2)

Mutual of America’s net admitted DTA	94.9	86.1
Non-insurance Subsidiaries DTA’s	0.2	1.0

Total net DTAs	$95.1	$87.1

At December 31, 2014, Mutual of America’s gross DTA including the tax effect of unrealized losses of $252.3 million consisted of $229.7 million of ordinary DTAs and $22.6 million of capital DTAs. The net decrease in the gross DTA was $1.5 million excluding unrealized (gains) losses. As shown in the above table, Mutual of America’s net admitted DTA increased by $8.8 million during 2014.

The tax effects of temporary differences that give rise to a significant portion of the DTAs and DTLs arise from the differing statutory and tax-basis treatment of assets and liabilities, insurance and annuity reserves, realized capital gains and losses on investment transactions, nonadmitted assets and net operating loss carryforwards. Included in such differences are items resulting from transition rules under the Internal Revenue Code as of January 1, 1998, which accompanied the change in taxation of Mutual of America’s pension business. The transition rules will continue to moderate Mutual of America’s current tax expense over the next several years. As such, Mutual of America incurred a federal income tax expense of $.8 million in 2014, $.8 million in 2013 and $1.1 million in 2012. The other $.4 million in 2014, $2.6 million in 2013 and $1.8 million in 2012 of the tax expense shown on the Consolidated Statement of Operations and Surplus relates to the operating results of the Company’s non-insurance subsidiaries. At December 31, 2014, the Company had net operating loss carryforwards of approximately $161.6 million, expiring at various dates between 2021 and 2026.

Effective April 1, 2014, Mutual of America’s non-insurance subsidiaries converted from Delaware Corporations to Delaware Limited Liability Companies (LLC’s). As a result of this conversion, the non-insurance subsidiaries will no longer be included in a non-insurance consolidated income tax return, but rather each entity will be treated as a disregarded entity of Mutual of America for federal income tax purposes and its financial results will be included in the federal and state income tax returns of Mutual of America, as applicable.

On October 20, 2014, the Internal Revenue Service initiated an audit of the non-insurance subsidiaries’ tax return for the year 2013. The Company believes that additional taxes, if any, assessed for the year under examination will not have a material effect on its financial position.

8. Fair Value of Financial Instruments

The fair values of financial instruments have been determined using available market information and the valuation methodologies described below. Considerable judgment is often required in interpreting market data to develop estimates of fair value for financial instruments for which quoted market prices are not available or an inactive market for the instrument currently exists. Accordingly, certain fair values presented herein (refer to Note 2) may not necessarily be indicative of amounts that could be realized in a current market exchange. The use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts. Amounts related to the Company’s financial instruments at December 31, 2014 and 2013, were as follows:

	2014		2013
	Statement Value	Fair Value	Statement Value	Fair Value
	(in millions)
ASSETS
Bonds and notes	$7,598.0	$7,905.6	$7,533.5	$7,704.5
Common stocks	25.4	25.4	31.5	31.5
Cash and short-term investments	40.7	40.7	39.6	39.6
Guaranteed funds transferable	18.8	21.8	21.8	22.1
LIABILITIES
Insurance and annuity reserves	$6,705.3	$6,917.3	$6,732.6	$6,889.1

Fixed Maturities and Equity Securities — Fair value for fixed maturities is determined by reference to market prices quoted by an independent pricing source. If quoted market prices are not available, fair value is determined using internal valuation models and techniques or based upon quoted prices for comparable securities. Fair value for equity securities is determined by reference to valuations quoted by an independent pricing organization.

Cash and Short-Term Investments — The carrying value for cash and short-term investments approximates fair values due to the short-term maturities of these instruments.

Guaranteed Funds Transferable — Fair value for guaranteed funds transferable is determined by reference to market valuations provided by the former reinsurer.

Mortgage Loans — Fair value for mortgage loans is determined by discounting the expected future cash flows using the current rate at which similar loans would be made to borrowers with similar credit ratings and remaining maturities.

Policy Loans — The majority of policy loans are issued with variable interest rates, which are periodically adjusted based on changes in rates credited to the underlying policies and therefore are considered approximate fair value.

Insurance and Annuity Reserves — Contractual funds not yet used to purchase retirement annuities and other deposit liabilities are stated at their cash surrender value. General Account policies are issued with variable interest rates that are periodically adjusted based on changes in underlying economic conditions. The fair value of immediate annuity contracts (approximately $.9 billion at both December 31, 2014 and 2013) was determined by discounting expected future retirement benefits using current mortality tables and interest rates based on the duration of expected future benefits. Weighted average interest rates of 3.29% and 3.94% were used at December 31, 2014 and 2013, respectively.

9. Significant Differences Between Statutory Accounting Practices and Generally Accepted Accounting Principles (GAAP)

The accompanying financial statements are presented in conformity with statutory accounting practices prescribed or permitted by the New York Department (statutory accounting), which practices differ from GAAP. The significant variances between such practices and GAAP are described below. The Company has not computed the variance between Surplus and Net Income calculated in accordance with statutory accounting practices prescribed or permitted by the New York Department and GAAP, as there is no reporting requirement to do so and the costs involved exceed the benefits derived from these calculations. Generally, GAAP results in a more favorable presentation of the Company’s financial condition.

Asset Valuations and Investment Income Recognition

GAAP requires the Company’s bonds and notes to be classified as either held to maturity (HTM) or available for sale (AFS); whereas for statutory accounting, no such classification is required. In addition, for GAAP, AFS bonds and notes are carried at their fair value with the unrealized gains and losses applied directly to equity; whereas for statutory accounting, all bonds and notes in good standing are carried at their amortized cost.

Realized capital gains and losses, net of applicable taxes, arising from changes in interest rates are recognized in income currently for GAAP accounting, rather than accumulated in the IMR and amortized into income over the remaining life of the security sold for statutory accounting.

A general formula-based Asset Valuation Reserve is recorded for statutory accounting purposes, whereas such a reserve is not required under GAAP.

For statutory accounting, certain assets, principally net deferred income tax assets not expected to be realized within three years, furniture and fixtures and prepaid expenses are excluded from the statement of financial condition by a direct charge to surplus; whereas under GAAP, such assets are carried at cost, net of accumulated depreciation.

Policy Acquisition Costs

Under GAAP, policy acquisition costs that are directly related to and vary with the production of new business are deferred and amortized over the estimated life of the applicable policies, rather than being expensed as incurred, as required under statutory accounting.

Insurance and Annuity Reserves

Under statutory accounting practices, the interest rates and mortality and morbidity assumptions used are those which are prescribed or permitted by the New York Department. Under GAAP, for annuities, the interest rate assumptions used are generally those assumed in the pricing of the contract at issue; for disability benefits, the interest rates assumed are those anticipated to be earned over the duration of the benefit period. Mortality and morbidity assumptions are based on Company experience.

Premium Recognition

Insurance contracts that do not subject the insurer to significant mortality or morbidity risk are considered, under GAAP, to be primarily investment contracts. GAAP requires all amounts received from policyholders under these investment contracts to be recorded as a policyholder deposit rather than as premium income.

Deferred Income Taxes

GAAP requires that a deferred tax asset or liability be established to provide for temporary differences between the tax and financial reporting bases of assets and liabilities. Statutory accounting adopted similar accounting principles, except that deferred income tax assets (net of any required valuation allowance) are recognized for statutory accounting only to the extent that they can be utilized within three years; whereas for GAAP, all such assets are recognized (net of any required valuation allowance) regardless of when they will be utilized until they expire. All changes in deferred income tax assets or liabilities are recorded directly as a charge or benefit to surplus for statutory accounting purposes.

Cash and Short-Term Investments

The Statements of Cash Flows are presented in accordance with statutory accounting. This reporting format differs from GAAP, which requires a reconciliation of net income to net cash from operating activities. The statutory Statements of Cash Flows include changes in cash and short-term investments and also certain non-cash related changes.

PART C

OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a)	Financial Statements

The following financial statements are included in Part B of this Post-Effective Amendment on Form N-4:

Mutual of America Separate Account No. 2

Independent Registered Public Accounting Firm’s Report

Financial Statements for Years Ended December 31, 2014 and 2013

Mutual of America Life Insurance Company

Independent Registered Public Accounting Firm’s Report

Financial Statements for Years Ended December 31, 2014, 2013 and 2012

(b)	Exhibits

(1)	Copy of the resolution of the depositor establishing the registrant. (1)

(2)	Not Applicable.

(3)	Copy of Underwriting and Administration Agreement between Mutual of America Life Insurance Company and Mutual of America Separate Account No. 2, dated June 15, 1984. (1)

(4)(a)(i)	Form of Public Employee Deferred Compensation Group Annuity Contract. (6)

(a)(ii)	Amendment to Form of Group Annuity Contract 457-2009-A1. (6)

(a)(iii)	Amendment to Form of Group Annuity Contract 457-2009-A2. (6)

(b)(i)	Form of Public Employee Deferred Compensation Group Annuity Certificate. (6)

(b)(ii)	Amendment to Form of Group Annuity Certificate 457-C-2009-A1. (6)

(b)(iii)	Amendment to Form of Group Annuity Certificate 457-C-2009-A2. (6)

(c)	Amendment to Form of Group Annuity Contract 457-2009-A3. (7)

(5)	Form of Application for Group Annuity Contract. (10)

(6)(a)	Amended and Restated Charter of Mutual of America Life Insurance Company, dated November 18, 2010. (10)

(6)(b)	Bylaws of Mutual of America Life Insurance Company. (1)

(7)	Not Applicable.

(8)(a)(i)	Amended and Restated Participation Agreement between Scudder Variable Life Investment Fund and Mutual of America Life Insurance Company, dated March 15, 1985. (4)

(a)(ii)	Amendment to Amended and Restated Participation Agreements between Scudder Variable Life Investment Fund (now known as “DWS Variable Series I”) and Mutual of America Life Insurance Company and the American Life Insurance Company of New York, dated as of April 12, 2007. (1)

(b)(i)	Fund Participation Agreement Separate Account No. 2 between Mutual of America Life Insurance Company, Investors Research Corporation and TCI Portfolios, Inc., dated December 30, 1988. (1)

(b)(ii)	Amendment No. 1 to the Fund Participation Agreement—Separate Account No. 2 between Mutual of America Life Insurance Company, Investors Research Corporation and TCI Portfolios, Inc., dated as of May 1, 1989. (1)

(b)(iii)	Amendment No. 2 to the Fund Participation Agreement—Separate Account No. 2 between Mutual of America Life Insurance Company, American Century Variable Portfolios, Inc., and American Century Investment Management, Inc., dated as of January 3, 2000. (1)

(b)(iv)	Amendment No. 3 to the Fund Participation Agreement—Separate Account No. 2 between Mutual of America Life Insurance Company, American Century Variable Portfolios, Inc., and American Century Investment Management, Inc., dated as of January 2, 2002. (1)

(b)(v)	Amendment to the Fund Participation Agreements between Mutual of America Life Insurance Company, American Century Variable Portfolios, Inc., and American Century Investment Management, Inc., dated as of December 22, 2004. (1)

(b)(vi)	Amendment to the Fund Participation Agreement between Mutual of America Life Insurance Company, American Century Investment Services, Inc., and American Century Services, LLC, dated as of January 1, 2012. (8)

(c)(i)	Participation Agreement among the Vanguard Variable Insurance Fund, The Vanguard Group, Inc., Vanguard Marketing Corporation and Mutual of America Life Insurance Company, dated as of April 29, 2005. (5)

(c)(ii)	Amendment to Participation Agreement between Vanguard Variable Insurance Fund, The Vanguard Group, Inc., Vanguard Marketing Corporation and Mutual of America Life Insurance Company, dated as of March 29, 2007. (1)

(c)(iii)	Amended and Restated Participation Agreement and ancillary agreement among Vanguard Variable Insurance Fund, The Vanguard Group, Inc., Vanguard Marketing Corporation and Mutual of America Life Insurance Company, dated as of October 17, 2012. (8)

(d)	Shared Funding Agreement for Separate Accounts with Calvert Distributors, Inc., dated as of February 28, 2001. (4)

(e)	Amended and Restated Participation Agreement among Variable Insurance Products Funds, Fidelity Distributors Corporation and Mutual of America Life Insurance Company, dated as of April 29, 2005. (5)

(f)	Participation Agreement among Oppenheimer Variable Account Funds, OppenheimerFunds, Inc. and Mutual of America Life Insurance Company, dated as of April 29, 2005. (5)

(g)	Fund Participation and Service Agreement and ancillary agreements between Mutual of America Life Insurance Company and American Fund Distributors, Inc., American Funds Service Company, Capital Research and Management Company, and the American Funds Insurance Series, dated as of April 10, 2013. (8)

(h)	Participation Agreement and ancillary agreements among Mutual of America Life Insurance Company and PIMCO Variable Insurance Trust, PIMCO Equity Series VIT, and PIMCO Investments LLC, dated as of April 11, 2013. (8)

(i)	Participation Agreement and ancillary agreements between T. Rowe Price Equity Series, Inc., T. Rowe Price Investment Services, Inc., and Mutual of America Life Insurance Company, dated as of April 11, 2013. (8)

(i)(i)	Amendment to Participation Agreement between T. Rowe Price Equity Series, Inc., T. Rowe Price Investment Services, Inc., and Mutual of America Life Insurance Company, dated as of May 6, 2013. (9)

(9)	Opinion and consent of counsel as to the legality of the securities being registered. (2)

(10)	Consent of KPMG, LLP. (10)

(11)	Not Applicable.

(12)	Not Applicable.

(13)	Powers of Attorney. (7)

(1)	Filed with Post-Effective Amendment No. 32 to Registration Statement for Mutual of America Separate Account No. 2 on Form N-4 (File No. 033-11023) on April 30, 2007. As incorporated herein by reference.
(2)	Filed with Post-Effective Amendment No. 31 to Registration Statement for Mutual of America Separate Account No. 2 on Form N-4 (File No. 033-05609) on April 30, 2007. As incorporated herein by reference.
(3)	Filed with Post-Effective Amendment No. 32 to Registration Statement for Mutual of America Separate Account No. 2 on Form N-4 (File No. 033-05609) on May 1, 2007. As incorporated herein by reference.
(4)	Filed with Post-Effective Amendment No. 23 to Registration Statement for Mutual of America Separate Account No. 2 on Form N-4 (File No. 033-05609) on April 19, 2001. As incorporated herein by reference.
(5)	Filed with Post-Effective Amendment No. 29 to Registration Statement for Mutual of America Separate Account No. 2 on Form N-4 (File No. 033-05609) on April 29, 2005. As incorporated herein by reference.
(6)	Filed with Post-Effective Amendment No. 36 to Registration Statement for Mutual of America Separate Account No. 2 on Form N-4 (File No. 033-05609) on April 30, 2010. As incorporated herein by reference.
(7)	Filed with Post-Effective Amendment No. 37 to Registration Statement for Mutual of America Separate Account No. 2 on Form N-4 (File No. 033-05609) on April 29, 2011. As incorporated herein by reference.
(8)	Filed with Post-Effective Amendment No. 39 to Registration Statement for Mutual of America Separate Account No. 2 on Form N-4 (File No. 033-05609) on April 29, 2013. As incorporated herein by reference.
(9)	Filed with Post-Effective Amendment No. 41 to Registration Statement for Mutual of America Separate Account No. 2 on Form N-4 (File No. 033-05609) on April 29, 2014. As incorporated herein by reference.
(10)	Filed with Post-Effective Amendment No. 42 to Registration Statement for Mutual of America Separate Account No. 2 on Form N-4 (File No. 033-05609) on April 30, 2015. As incorporated herein by reference.

Item 25. Directors and Officers of the Depositor

Name and Principal Business Address*	Positions and Offices With Depositor
Thomas J. Moran	Chairman of the Board and Chief Executive Officer
John R. Greed	Director and President
Clifford L. Alexander, Jr.	Director
Kimberly A. Casiano	Director
Wayne A. I. Frederick, M.D.	Director
Earle H. Harbison, Jr.	Director
Maurine A. Haver	Director
Frances R. Hesselbein	Director
LaSalle D. Leffall, Jr., M.D.	Director
Senator Connie Mack	Director
Robert J. McGuire, Esq.	Director
Roger B. Porter, Ph.D.	Director
Peter J. Powers	Director
General Dennis J. Reimer	Director
Professor Elie Wiesel	Director

Officers-Directors

Name and Principal Business Address*	Positions and Offices With Depositor
Thomas J. Moran	Chairman and Chief Executive Officer
John R. Greed	Director and President

Other Officers

Name and Principal Business Address*	Positions and Offices With Depositor
Jeffrey M. Angelo	Executive Vice President, Corporate Communications and Strategic Planning
Dianne M. Aramony	Executive Vice President, Corporate Secretary, Assistant to Chairman
Nicholas A. Branchina	Senior Vice President, Budget and Cost Accounting
Maria L. Brophy	Senior Vice President, Planning and Analysis
James Buckland	Senior Vice President, Purchasing
Anne Marie Carroll	Senior Vice President and Associate General Counsel
Sean Carroll	Senior Vice President, Facilities Management
Tanisha L. Cash	Senior Vice President, Human Resources
Thomas Ciociano	Senior Vice President, Employee Benefits
Michael E. Conway	Senior Vice President, Human Resources
William S. Conway	Senior Executive Vice President and Chief Operating Officer
Salvatore P. Conza	Senior Vice President, Data Communications, Network and Technical Services
John S. Corrigan	Executive Vice President, Internal Audit
Barbara Crane	Senior Vice President, Strategic Communication and Corporate Events
Nicholas S. Curabba	Senior Vice President and Associate General Counsel
Carson J. Dunbar, Jr.	Senior Vice President, Corporate Services
Chris W. Festog	Executive Vice President and Chief Financial Officer
Harold J. Gannon	Senior Vice President, Corporate Tax

Other Officers

Name and Principal Business Address*	Positions and Offices With Depositor
Robert Giaquinto, 1150 Broken Sound Parkway NW, Boca Raton, FL 33487-3598	Executive Vice President, MIS Operations
Thomas E. Gilliam	Executive Vice President and Assistant to the Chairman, and Chief Executive Officer
Jared Gutman	Executive Vice President, Administrative Technical Services and Chief Privacy Officer
Theodore L. Herman	Executive Vice President
Joseph Hummel	Senior Vice President, External Affairs
Mark Koehne	Senior Vice President and Actuary
Andrew Kramer	Senior Vice President, Client Services
Nicole Lanni	Senior Vice President, Technical Services
Daniel LeSaffre	Executive Vice President, Human Resources and Corporate Services
Kathryn A. Lu	Executive Vice President and Chief Compliance Officer
John R. Luebs	Senior Vice President, Human Resource Services
Thomas E. MacMurray	Senior Vice President, National Accounts
Sean A. Mannion	Senior Vice President, Administration
Nancy McAvey	Senior Vice President, Client Services
James McCutcheon	Senior Vice President and Associate General Counsel
Dennis McManus	Senior Vice President, Billing and Regulatory Services/Life and Disability Claims
George L. Medlin	Executive Vice President, Enterprise Risk Management
Christopher Miseo	Senior Vice President and Director of Accounting and Financial Reporting
Lynn N. Nadler 1150 Broken Sound Parkway NW, Boca Raton, FL 33487-3598	Senior Vice President, Training and Leadership Development
Peter Nicklin	Senior Vice President, Special Projects, and Assistant to the Chief Information Officer
Michael J. O’Grady	Senior Vice President, Strategic Planning
Paul O’Hara	Senior Vice President, Research and Competition
William Rose	Senior Executive Vice President and Chief Marketing Officer
James J. Roth	Senior Executive Vice President and General Counsel
Scott H. Rothstein	Executive Vice President and Deputy General Counsel
Howard J. Rubin	Senior Vice President, Application Systems Development
Sonia Samuels 1150 Broken Sound Parkway NW, Boca Raton, FL 33487-3598	Senior Vice President, IT Arch and Open Systems Development
Myron Schlanger	Senior Vice President and Associate Treasurer
Brian Q. Severin	Executive Vice President, Marketing
William G. Shannon	Senior Vice President, Financial Consulting Services
Joan M. Squires	Executive Vice President and Chief Information Officer
Mary-Clare Swanke	Senior Vice President, Administrative Communication Production and Proposals
John Terwilliger 1150 Broken Sound Parkway NW, Boca Raton, FL 33487-3598	Senior Vice President, Facilities Management
Paul Travers	Executive Vice President
Jeffrey Tsai	Senior Vice President and Corporate Actuary
Susan Watson	Senior Vice President, Office of Technology
Eldon Dean Wonacott 1150 Broken Sound Parkway NW, Boca Raton, FL 33487-3598	Senior Vice President, Advertising, Direct Response and Telemarketing

*	The business address of all officers is 320 Park Avenue, New York, New York 10022-6839, unless otherwise noted. The business address of all directors is c/o Mutual of America, 320 Park Avenue, New York, New York 10022-6839.

Item 26. Persons Controlled By or Under Common Control with the Depositor or the Registrant

The registrant is a separate account of Mutual of America Life Insurance Company (“Mutual of America”) under the New York Insurance law. Under said law the assets allocated to the separate account are the property of Mutual of America.

As a New York mutual life insurance company, no person has the direct or indirect power to control Mutual of America except by virtue of a person’s capacity as a director or executive officer. Each holder of an in-force insurance policy or annuity contract issued by Mutual of America has the right to vote for the election of directors of Mutual of America at annual elections and upon other corporate matters where policyholders’ votes are taken. Mutual of America wholly owns the following companies:

•	Mutual of America Holding Company LLC, a Delaware limited liability company (see below), and

•	Mutual of America Foundation, a New York not-for-profit corporation.

Mutual of America Holding Company LLC wholly owns the following companies:

•	Mutual of America Securities LLC, a Delaware limited liability company,

•	Mutual of America Capital Management LLC, a Delaware limited liability company, and

•	320 Park Analytics LLC, a Delaware limited liability company.

Mutual of America’s consolidated financial statements include all the above subsidiaries except Mutual of America Foundation.

Mutual of America, through its separate accounts, owns substantially all of the outstanding shares of Mutual of America Investment Corporation, a Maryland corporation registered under the 1940 Act as a management investment company.

Mutual of America currently owns a significant amount, but less than a majority, of the outstanding shares of Mutual of America Institutional Funds, Inc., a Maryland corporation registered under the 1940 Act as a management investment company whose shares are publicly offered to institutional investors.

Item 27. Number of Holders of Securities

As of March 31, 2016, there were [370,830] owners in Separate Account No. 2, [140,121] of whom were attributable to Contracts registered under SEC File No. 2-90201; [227,248] of whom were attributable to Contracts registered under SEC File No. 33-11023; and [3,461] of whom were attributable to Contracts registered under SEC File No. 33-5609, all of which are qualified.

Item 28. Indemnification

Charter of Depositor. The Charter of Mutual of America provides in substance that no director or officer shall be personally liable for damages for any breach of duty as a director except when a judgment or other final adjudication establishes that the director’s acts or omissions were in bad faith, involved intentional misconduct or were acts or omissions the director knew or reasonably should have known violated New York Insurance Law or a specific standard of care imposed on directors directly by the New York Insurance Law, or which constituted a knowing violation of any other law or allowed the director to personally gain a financial profit or other advantage to which the director was not legally entitled.

By Laws of Depositor. The By-Laws of Mutual of America provide for the indemnification of present and former officers and directors of the Company (a “person”) against judgments, fines, amounts paid in settlement and reasonable expenses, including attorneys’ fees actually and reasonably incurred, if the person acted in good faith and for a purpose which the person necessarily believed to be in the best interests of the Company, and, with respect to any criminal action or proceeding, had no reasonable cause to believe said conduct was unlawful. Expenses incurred in defending a civil, criminal, administrative or investigative action, suit or proceeding, or threat thereof, may be paid by the Company in advance of the final disposition of such action, suit or proceeding upon an undertaking by or on behalf of the person to repay such amount if it is ultimately determined that such person is not entitled to be indemnified by the Company.

Insurance. Coverage for officers and directors of Mutual of America is provided under an Investment Management insurance policy issued by Chartis, with excess coverage by Chubb, CNA, The Hartford, and Travelers, to Mutual of America Life Insurance Company et al. The aggregate limit of liability under the primary policy is $35 million, with a $1,000,000 deductible per entity insured and no deductible for individual insureds. Coverage for life insurance company fiduciary liability coverage (errors and omissions) is provided under an Investment Management insurance policy issued by Chartis, with excess coverage by Chartis, The Hartford and CNA, to Mutual of America Life Insurance Company et al. The deductible is $1,000,000 for the entity, with an aggregate limit of liability under the primary policy of $30 million.

Undertaking. Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters

(a)	Mutual of America Life Insurance Company, the depositor and principal underwriter of the Registrant, also acts as depositor and principal underwriter of Mutual of America Separate Account No. 3 and as principal underwriter of the Mutual of America Investment Corporation, and The American Separate Account No. 2 and The American Separate Account No. 3 of Wilton Reassurance Life Company of New York, formerly known as The American Life Insurance Company of New York.

(b)	The name, business address and position of each senior officer and director of Mutual of America are listed in Item 25 above.

(c)	The principal underwriter receives no compensation or commissions from the registrant for its services in distributing the variable insurance contracts.

Item 30. Location of Accounts and Records.

Registrant’s books and records are maintained primarily at 320 Park Avenue, New York, NY 10022. Certain records are maintained at Mutual of America’s Financial Transaction Processing Center, 1150 Broken Sound Parkway NW, Boca Raton, FL 33487-3598.

Item 31. Management Services.

Not applicable.

Item 32. Undertakings

The Insurance Company hereby undertakes:

(a) to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

(b) to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information;

(c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form
N-4 promptly upon written or oral request.

The Insurance Company represents that the fees and charges deducted under the Contracts, described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Insurance Company under the respective Contracts.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the registrant has duly caused this post-effective amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, the State of New York, on the 23rd day of February, 2016.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2 (REGISTRANT)

MUTUAL OF AMERICA LIFE INSURANCE COMPANY (DEPOSITOR)

By:	/s/ James J. Roth
James J. Roth
Senior Executive Vice President and General Counsel

Pursuant to the requirements of the Securities Act of 1933, this post-effective amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on February 23, 2016.

Signatures	Title

*	Chairman of the Board and Chief Executive Officer; Director (Principal Executive Officer)
Thomas J. Moran

*	President; Director
John R. Greed

*	Director
Clifford L. Alexander, Jr.

*	Director
Kimberly A. Casiano

*	Director
Wayne A. I. Frederick, M.D.

*	Director
Earle H. Harbison, Jr.

*	Director
Maurine A. Haver

*	Director
Frances R. Hesselbein

*	Director
Lasalle D. Leffall, Jr., M.D.

*	Director
Connie Mack, III

Signatures	Title

*	Director
Roger B. Porter, Ph.D.

*	Director
Robert J. McGuire

*	Director
Peter J. Powers

*	Director
Dennis J. Reimer

*
Elie Wiesel

*By:	/s/ James J. Roth
James. J. Roth
Attorney-in-Fact